Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	ILFC Holdings, Inc.
Entity Central Index Key	0001528540
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Pre-Effective Amendment Number	7
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash, including interest bearing accounts	$ 2,699,266		$ 3,027,587	$ 2,411,543		$ 1,975,009	$ 3,067,697	$ 336,911
Restricted cash, including interest bearing accounts	435,913		695,388			414,807
Net investment in finance and sales-type leases	96,124		93,936			81,746
Flight equipment	48,371,803		48,419,478			47,620,895
Less accumulated depreciation	14,408,473		13,951,169			12,118,607
Flight equipment under operating leases, net	33,963,330		34,468,309			35,502,288
Deposits on flight equipment purchases	569,844		470,200			298,782
Lease receivables and other assets			785,602			599,734
Deferred debt issue costs, less accumulated amortization	261,247		269,335			288,878
Total assets	39,056,574		39,810,357			39,161,244
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	541,693		566,219			447,521
Current income taxes and other tax liabilities	246,854		269,846			253,600
Secured debt financing, net of deferred debt discount	8,441,745		9,489,247			9,764,631
Unsecured debt financing, net of deferred debt discount	13,852,203		13,853,540			13,619,641
Subordinated debt	1,000,000		1,000,000			1,000,000
Derivative liabilities	13,982		20,933			31,756
Security deposits, deferred overhaul rental and other customer deposits	2,736,001		2,524,981			2,307,637
Deferred income taxes	4,194,777		4,142,723			4,204,589
Commitments and Contingencies - Note R
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each series having 500 shares issued and outstanding	100,000		100,000			100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 shares issued and outstanding	1,053,582		1,053,582			1,053,582
Paid-in capital	1,261,904		1,262,551			1,243,225
Accumulated other comprehensive (loss) income	(7,899)	(10,029)	(12,491)	(16,955)	(19,901)	(19,637)
Retained earnings	5,621,732		5,539,226			5,154,699
Total shareholders' equity	8,029,319		7,942,868			7,531,869	8,225,007	8,655,089
Total liabilities and shareholders' equity	$ 39,056,574		$ 39,810,357			$ 39,161,244

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred debt issue costs, accumulated amortization (in dollars)	$ 286,905	$ 310,371	$ 246,082
Market Auction Preferred Stock, liquidation value (in dollars per share)	$ 100,000	$ 100,000	$ 100,000
Common stock - par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, authorized shares	100,000,000	100,000,000	100,000,000
Common stock issued (in shares)	45,267,723	45,267,723	45,267,723
Common stock outstanding (in shares)	45,267,723	45,267,723	45,267,723
Series A
Market Auction Preferred Stock, shares issued	500	500	500
Market Auction Preferred Stock, shares outstanding	500	500	500
Series B
Market Auction Preferred Stock, shares issued	500	500	500
Market Auction Preferred Stock, shares outstanding	500	500	500
Cash and cash equivalents
Interest bearing accounts (in dollars)	2,626,396	2,964,136	1,909,529
Restricted cash
Interest bearing accounts (in dollars)	425,219	406,788	414,807
Secured debt financing
Deferred debt discount (in dollars)	5,550	15,125	17,452
Unsecured debt financing
Deferred debt discount (in dollars)	$ 32,294	$ 37,207	$ 39,128

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES AND OTHER INCOME:
Rental of flight equipment		$ 1,059,888			$ 1,101,205						$ 2,073,808	$ 2,223,430	$ 4,345,602	$ 4,454,405	$ 4,726,502
Flight equipment marketing and gain on aircraft sales		14,472			8,617						16,753	14,673	35,388	14,348	10,637
Other income		27,147			24,496						73,102	47,759	123,250	57,910	61,741
Total revenues and other income		1,101,507	1,076,506	1,141,872	1,134,318	1,151,544	1,109,465	1,123,153	1,125,532	1,168,513	2,163,663	2,285,862	4,504,240	4,526,663	4,798,880
EXPENSES:
Interest		365,974			388,254						750,102	779,074	1,555,567	1,569,468	1,567,369
Depreciation of flight equipment		463,255			478,754						927,367	958,404	1,918,728	1,864,735	1,963,175
Aircraft impairment charges on flight equipment held for use		15,532			30,254						35,238	41,425	102,662	1,567,180	1,110,427
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed		101,091			44,783						127,587	52,127	89,700	170,328	552,762
Loss on early extinguishment of debt		15,221			2,054						17,695	22,934	22,934	61,093
Aircraft costs		7,842			27,330						21,478	46,158	134,825	49,673	33,352
Selling, general and administrative		86,622			64,265						166,065	130,203	257,463	188,433	179,428
Other expenses		297			4,716						7,665	9,416	51,270	89,732	157,003
Total expenses		1,055,834			1,040,410						2,053,197	2,039,741	4,133,149	5,560,642	5,563,516
INCOME (LOSS) BEFORE INCOME TAXES		45,673	97,414	27,556	93,908	152,213	84,547	(1,336,954)	107,752	110,676	110,466	246,121	371,091	(1,033,979)	(764,636)
(Benefit) provision for income taxes	(162,600)	12,503			(129,157)						27,680	(75,953)	(39,231)	(310,078)	(268,968)
NET INCOME (LOSS)		$ 33,170	$ 70,656	$ 17,592	$ 223,065	$ 99,009	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ 82,786	$ 322,074	$ 410,322	$ (723,901)	$ (495,668)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
NET (LOSS) INCOME	$ 33,170	$ 70,656	$ 17,592	$ 223,065	$ 99,009	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ 82,786	$ 322,074	$ 410,322	$ (723,901)	$ (495,668)
Other comprehensive income (loss):
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments	2,238			2,952						4,516	2,693	6,832	39,713	79,006
Change in unrealized fair value adjustments of available-for-sale securities, net of taxes and net of reclassification adjustments	(108)			(6)						76	(12)	314	(406)	256
Total other comprehensive income	2,130			2,946						4,592	2,681	7,146	39,307	79,262
Comprehensive income (loss)	$ 35,300			$ 226,011						$ 87,378	$ 324,755	$ 417,468	$ (684,594)	$ (416,406)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net changes in fair value of cash flow hedges, taxes	$ (1,221)	$ (1,614)	$ (2,464)	$ (1,312)	$ (3,588)	$ (21,384)	$ (42,542)
Change in unrealized fair value adjustments of available-for-sale securities, taxes	$ 59	$ 3	$ (41)	$ 5	$ (172)	$ 219	$ (138)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified		Total	Market Auction Preferred Stock	Common Stock	Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Retained Earnings	Comprehensive (Loss) Income
Balance at Dec. 31, 2009		$ 8,655,089	$ 100,000	$ 1,053,582	$ 1,248,400	$ (138,206)	$ 6,391,313
Balance (in shares) at Dec. 31, 2009			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(601)					(601)
Retained earnings adjustment (Deconsolidation of VIEs)		(15,900)					(15,900)
Comprehensive (loss) income:
Net income (loss)		(495,668)					(495,668)	(495,668)
Other comprehensive income (loss):
Cash flow derivative transactions (net of tax of $3,588, $21,384, and $42,542 for the years ended 2012, 2011 and 2010, respectively)		79,006				79,006		79,006
Change in unrealized fair value adjustment of available-for-sale securities (net of tax of $172, $219 and ($138) for the years ended 2012, 2011 and 2010, respectively)		256				256		256
Comprehensive income (loss)		(416,406)						(416,406)
Other	[1]	2,825			2,825
Balance at Dec. 31, 2010		8,225,007	100,000	1,053,582	1,251,225	(58,944)	5,879,144
Balance (in shares) at Dec. 31, 2010			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(544)					(544)
Comprehensive (loss) income:
Net income (loss)		(723,901)					(723,901)	(723,901)
Other comprehensive income (loss):
Cash flow derivative transactions (net of tax of $3,588, $21,384, and $42,542 for the years ended 2012, 2011 and 2010, respectively)		39,713				39,713		39,713
Change in unrealized fair value adjustment of available-for-sale securities (net of tax of $172, $219 and ($138) for the years ended 2012, 2011 and 2010, respectively)		(406)				(406)		(406)
Comprehensive income (loss)		(684,594)						(684,594)
Other	[1]	(8,000)			(8,000)
Balance at Dec. 31, 2011		7,531,869	100,000	1,053,582	1,243,225	(19,637)	5,154,699
Balance (in shares) at Dec. 31, 2011			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(420)					(420)
Comprehensive (loss) income:
Net income (loss)		410,322					410,322	410,322
Other comprehensive income (loss):
Cash flow derivative transactions (net of tax of $3,588, $21,384, and $42,542 for the years ended 2012, 2011 and 2010, respectively)		6,832				6,832		6,832
Change in unrealized fair value adjustment of available-for-sale securities (net of tax of $172, $219 and ($138) for the years ended 2012, 2011 and 2010, respectively)		314				314		314
Comprehensive income (loss)		417,468						417,468
Other		(6,049)			19,326		(25,375)
Balance at Dec. 31, 2012		$ 7,942,868	$ 100,000	$ 1,053,582	$ 1,262,551	$ (12,491)	$ 5,539,226
Balance (in shares) at Dec. 31, 2012			1,000	45,267,723

[1]	We recorded $16,690, net of tax of $9,211, in Paid-in capital during 2012 when AIG contributed a corporate aircraft to us. Additionally, we recorded $2,636 during 2012, $(8,000) during 2011 and $2,825 during 2010 in Paid-in capital for compensation expenses, debt issue costs and other expenses paid by AIG on our behalf for which we were not required to pay. The $(8,000) recorded during 2011 reflects pension benefits previously recorded as Paid-in capital and forfeited by certain employees during 2011. We recorded a $25,379 decrease, net of tax of $11,866, and other miscellaneous adjustments of $(4) in Retained earnings during 2012 when we transferred two corporate aircraft to AIG.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related party transactions
Cash flow derivative transactions, tax	$ (3,588)
Change in unrealized appreciation securities available for sale, tax	(172)
AIG
Related party transactions
Corporate aircraft contributed by AIG, net of tax	16,690
Corporate aircraft contributed by AIG, tax	9,211
Compensation expenses, debt issue cost and other expenses	2,636
Corporate aircraft transferred to AIG, net of tax	25,379
Corporate aircraft transferred to AIG, tax	11,866
Aircraft transferred to AIG, other miscellaneous adjustments	$ (4)
AIG | Corporate aircraft transferred
Related party transactions
Number of corporate aircraft transferred to AIG	2

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OPERATING ACTIVITIES:
Net income (loss)	$ 410,322		$ (723,901)		$ (495,668)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of flight equipment	1,918,728		1,864,735		1,963,175
Deferred income taxes	(62,971)		(468,329)		(312,461)
Derivative instruments	(403)		(117,396)		252,254
Foreign currency adjustment of non-US$ denominated debt			104,800		(200,320)
Amortization of deferred debt issue costs	73,935		64,174		56,227
Amortization of debt discount	14,191		13,706		11,968
Amortization of prepaid lease costs	61,518		63,369		47,809
Aircraft impairment charges and fair value adjustments	192,362		1,737,508		1,663,189
Lease expenses related to aircraft sales			(3,249)		91,217
Forfeitures of customer deposits	(42,607)		(14,178)		(7,951)
(Recoveries of) Provision for credit losses on notes receivable and net investment in finance and sales-type leases	(9,728)		44,986		19,511
Loss on extinguishment of debt	22,934
Other	(15,641)	[1]	(50,696)	[1]	(29,955)	[1]
Changes in operating assets and liabilities:
Lease receivables and other assets	142,552		(7,986)		41,723
Accrued interest and other payables	100,343		(33,373)		119,391
Current income taxes and other tax liabilities	17,791		93,989		78,687
Tax benefit sharing payable to AIG					(85,000)
Net cash provided by operating activities	2,823,326		2,568,159		3,213,796
INVESTING ACTIVITIES:
Acquisition of flight equipment	(1,772,817)		(377,037)		(240,320)
Payments for deposits and progress payments	(233,677)		(158,932)		(61,085)
Proceeds from disposal of flight equipment	521,231		296,384		2,123,581
Acquisition of AeroTurbine, net of cash acquired			(138,225)
Restricted cash	(280,581)		42,336		(141,897)
Collections of notes receivable	11,066		45,543		72,015
Collections of finance and sales-type leases	41,879		14,958		32,928
Other	(230)		(6,225)		(5,370)
Net cash (used in) provided by investing activities	(1,713,129)		(281,198)		1,779,852
FINANCING ACTIVITIES:
Repayment of loan to AIG					(3,909,567)
Proceeds from debt financing	3,759,188		4,571,526		9,704,094
Payments in reduction of debt financing, net of foreign currency swap settlements	(3,824,636)		(8,054,223)		(7,989,514)
Debt issue costs	(73,120)		(121,777)		(189,376)
Security and rental deposits received	130,109		104,895		193,831
Security and rental deposits returned	(108,191)		(99,421)		(52,367)
Transfers of security and rental deposits on sales of aircraft	(4,428)		(38,015)		(264,323)
Overhaul rentals collected	574,979		547,514		500,701
Overhaul rentals reimbursed	(494,779)		(350,744)		(313,974)
Net change in other deposits	(16,121)		60,576		60,147
Payment of preferred dividends	(420)		(544)		(601)
Net cash (used in) provided by financing activities	(57,419)		(3,380,213)		(2,260,949)
Net increase (decrease) in cash	1,052,778		(1,093,252)		2,732,699
Effect of exchange rate changes on cash	(200)		564		(1,913)
Cash at beginning of period	1,975,009		3,067,697		336,911
Cash at end of period	3,027,587		1,975,009		3,067,697
Cash paid during the year for:
Interest, excluding interest capitalized	1,437,366		1,625,905		1,373,045
Income taxes, net	$ 5,563	[2]	$ 64,261	[2]	$ 15,519	[2]

[1]	Includes foreign exchange adjustments on foreign currency denominated cash, gain on aircraft sales, amortization of asset value guarantees, out of period adjustments relating to pension expenses, and other non-cash items.
[2]	Includes approximately $1.7 million, $58.5 million and $10.1 million paid to AIG for ILFC tax liability for the years ended December 31, 2012, 2011 and 2010, respectively.

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 item
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest capitalized	$ 16,146,000	$ 8,113,000	$ 6,539,000
Tax liability paid to AIG	1,700,000	58,500,000	10,100,000
Rentals received in advance reclassified from Security deposits, overhaul rentals and other customer deposits to Accrued interest and other payables	278,076,000
Straight-line lease adjustments reclassified from Security deposits, overhaul rentals and other customer deposits to Lease receivable and other assets	175,761,000
Flight equipment under operating leases reclassified upon designation to part-out	177,230,000
Flight equipment under operating leases reclassified to Lease receivables and other assets upon designation to part-out	176,719,000	880,000	60,780,000
Flight equipment under operating leases reclassified to Lease receivables and other assets upon designation to part-out, amount charged to income	511,000
Amount of flight equipment under operating leases reclassified to net investment in finance and sale-type leases	68,636,000
Deposits on flight equipment purchases reclassified to Net investment in finance and sale-type leases	4,792,000
Accrued interest and other assets reclassified to Net investment in finance and sale-type leases	(4,733,000)
Net investment in finance and sale-type leases to which flight equipment under operating leases, deposits on flight equipment purchases, Accrued interest and other assets reclassified	69,266,000
Amount charged to income pursuant to reclassification of flight equipment under operating leases, deposits on flight equipment purchases, Accrued interest and other assets to net investment in finance and sale-type leases	571,000
Flight equipment held for sale reclassified to Flight equipment under operating leases when held for sale classification no longer met		76,438,000
Flight equipment held for sale reclassified when held for sale classification no longer met		78,673,000
Flight equipment held for sale reclassified when held for sale classification no longer met, amount realized in income		2,235,000
Deposits on flight equipment purchases applied to Acquisition of flight equipment under operating leases	71,229,000	63,502,000	36,799,000
Flight equipment under operating leases transferred to Flight equipment held for sale	50,848,000		2,236,055,000
Flight equipment under operating leases transferred to Flight equipment held for sale and subsequently sold			1,992,507,000
Flight equipment under operating leases reclassified to Retained earnings to record a transfer of corporate aircraft to AIG	37,245,000
Security deposits, overhaul rentals and other customer deposits reclassified to other receivables and recorded in income	60,051,000
Amount of security deposits, overhaul rentals and other customer deposits reclassified to other receivables	11,529,000
Amount of security deposits, overhaul rentals and other customer deposits recorded in income	48,522,000
Paid-in capital reclassified to Other assets to reflect a contribution of a corporate aircraft from AIG	25,901,000
Net investment in finance leases transferred to Flight equipment under operating leases	20,819,000		192,161,000
Flight equipment under operating leases received from customer in lieu of rent payments		5,500,000
Flight equipment under operating leases reclassified		43,766,000
Flight equipment under operating leases reclassified to Net investment in finance and sale-type leases		24,258,000
Flight equipment under operating leases reclassified to Net investment in finance and sale-type leases, amount recognized in income		19,508,000
Notes receivable received as partial payment for flight equipment sold	15,117,000
Flight equipment sold, net book value	166,736,000
Number of aircraft converted into sales-type leases			2
Aircraft net book values converted			66,581,000
Aircraft net book values converted into sales-type leases, aggregate amount			30,230,000
Aircraft net book values converted into sales-type leases, amount charged to income			36,351,000
Proceeds receivable from loss of aircraft			$ 10,400,000
Number of aircraft with loss			2

Organization	12 Months Ended
Dec. 31, 2012
Organization
Organization

Organization:    ILFC's primary business operation is to acquire new commercial aircraft from aircraft manufacturers and other parties and lease those aircraft to airlines throughout the world. In addition, we provide fleet management services to investors and/or owners of aircraft portfolios for a management fee. At times, we sell aircraft or engines from our leased aircraft fleet to other leasing companies, financial services companies, and airlines. Through our wholly-owned subsidiary, AeroTurbine, we provide engine leasing, certified aircraft engines, airframes, engine parts and supply chain solutions, and possess the capabilities to disassemble aircraft and engines into parts. In limited cases, we have provided asset value guarantees and loan guarantees to buyers of aircraft or to financial institutions for a fee. We execute our leasing, financing, and parts and supply chain solutions operations through a variety of subsidiaries and VIEs that are consolidated in our financial statements. In terms of the number and value of transactions concluded, we are a major owner-lessor of commercial aircraft.

        Parent Company:    We are an indirect wholly-owned subsidiary of AIG. AIG is a leading global insurance company that provides a wide range of property casualty insurance, life insurance, retirement products, mortgage insurance and other financial services to customers in more than 130 countries.

Basis of Preparation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Preparation
Basis of Preparation

A. Basis of Preparation

        We are an indirect wholly-owned subsidiary of AIG. AIG is a leading global insurance company that provides a wide range of property casualty insurance, life insurance, retirement products, mortgage insurance and other financial services to customers in more than 130 countries.

        The accompanying unaudited, condensed, consolidated financial statements have been prepared in accordance with GAAP for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

        The accompanying unaudited, condensed, consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note M—Variable Interest Entities for further discussions on VIEs. All material intercompany accounts have been eliminated in consolidation.

        Results for the six months ended June 30, 2013 include out of period adjustments related to prior years, which increased after-tax income by $8.3 million. The out of period adjustments primarily relate to IRS audit interest amounts recognized in the fourth quarter 2011 tax provision, which were reversed in the first quarter of 2013. Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, that our current and prior period financial statements and our projected 2013 annual results are not materially misstated.

        In the opinion of management, all adjustments considered necessary for a fair statement of the results for the interim periods presented have been included. Certain reclassifications have been made to the 2012 unaudited, condensed, consolidated financial statements to conform to the 2013 presentation. Operating results for the three and six months ended June 30, 2013, are not necessarily indicative of the results that may be expected for the year ending December 31, 2013. These statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012.

        On December 9, 2012, AIG, AIG Capital Corporation, a wholly owned direct subsidiary of AIG and the sole shareholder of us (the "Seller"), and Jumbo Acquisition Limited (the "Purchaser") entered into a definitive agreement (the "Share Purchase Agreement") for the sale of 80.1% of our common stock for approximately $4.2 billion in cash. The Share Purchase Agreement permitted the Purchaser to elect to purchase an additional 9.9% of our common stock for $522.5 million (the "Option"). On July 15, 2013, the Purchaser delivered notice that it intended to exercise the Option, raising the size of the total purchase to 90.0% of our common stock. On June 15, 2013, AIG, Seller and Purchaser entered into an amendment (the "Amendment") to the Share Purchase Agreement. The Amendment extended to July 31, 2013, the date on which any of AIG, Seller or Purchaser may terminate the Share Purchase Agreement, as amended, if the closing of the transaction had not yet occurred. Under the Amendment, AIG and Seller may pursue (but not enter into definitive documentation for, or consummate) other offers for us and may continue to pursue (but not engage in widespread solicitation of orders for, or request effectiveness of) the alternative of a public offering.

        As of August 13, 2013, the closing of the transaction had not occurred. AIG continues to consider us as a non-core business and is continuing to pursue other options for us, including a sale or initial public offering.

Note A—Basis of Preparation

        The accompanying consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note S—Variable Interest Entities for discussions of VIEs. All material intercompany accounts have been eliminated in consolidation.

        Results for the year ended December 31, 2011 include out of period adjustments related to prior years, which increased pre-tax income by $13.7 million, net. The out of period adjustments relate primarily to (i) forfeiture of share based deferred compensation awards for certain employees who terminated their employment with us in 2010 and (ii) the extension of deferred debt issue costs and debt discount amortization related to our subordinated debt from the scheduled call dates until the contractual maturity date of December 21, 2065. The tax provision for the year ended December 31, 2011, includes a $6.9 million cumulative out of period adjustment relating to state deferred income taxes for Florida and Alabama that previously were not properly accrued for.

        Results for the year ended December 31, 2010, include out of period adjustments related to prior years, which decreased pre-tax income by $56.2 million. The out of period adjustments related to (i) the depreciable lives of overhaul costs that were incurred by ILFC directly over the period from 2003 to 2010, and (ii) certain pension costs under a non-qualified plan covering certain ILFC employees for the service period from 1996 to 2010.

        Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, that our current and prior period financial statements are not materially misstated.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts have been reclassified in the 2011 and 2010 Consolidated Statements of Operations and Statements of Cash Flows to conform to our 2012 presentation. Specifically, Rents received in advance of $272.2 million is included in Security deposits, deferred overhaul rental and other customer deposits on our 2011 Consolidated Balance Sheet, while it was previously presented in a separate caption; and Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates, of $9.8 million and $47.8 million is included in Other expenses on our 2011 and 2010 Consolidated Statements of Operations, respectively, while it was previously presented in a separate caption.

        On December 9, 2012, AIG and an investor group led by Mr. Weng Xianding, the Chairman of New China Trust Co. Ltd., announced that they have entered into a share purchase agreement under which AIG will sell 80.1% of our equity to the investor group for approximately $4.2 billion in cash, with an option for the investor group to buy an additional 9.9% stake. The sale is expected to close in 2013. At the completion of the sale, we expect to apply purchase accounting to our consolidated financial statements which will adjust the carrying value of our assets and liabilities to the then-current fair value. The largest expected impact is the expected decrease in the carrying value of our Flight equipment.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note B—Summary of Significant Accounting Policies

        Principles of Consolidation:    The accompanying consolidated financial statements include the results of all entities in which we have a controlling financial interest, including VIEs for which we are the PB. The PB is the entity that has both(i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and(ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. See Note S—Variable Interest Entities.

        Variable Interest Entities:    We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities' operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

  Rental of Flight Equipment:

        Lease Revenue:    We lease flight equipment principally under operating leases and recognize rental revenue on a straight line basis over the life of the lease. The difference between the rental revenue recognized and the cash received under the provisions of our leases is included in Lease receivables and other assets, if an asset, or, if a liability, in Security deposits, deferred overhaul rental and other customer deposits on our Consolidated Balance Sheets. Past-due rental revenue is recognized on the basis of management's assessment of collectability. Management monitors all lessees that are behind in lease payments and evaluates lessee operational and financial issues to determine the amount of rental revenue to recognize for past due amounts. Our customers make lease payments in advance and we generally recognize rental revenue only to the extent we have received payments or hold security deposits. In certain cases, leases provide for additional flight hour revenue based on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. A cycle is defined as one take-off and landing. The usage is typically reported monthly by the lessee. Rental revenue received under the lease agreements, but unearned, is included in Rentals received in advance on our Consolidated Balance Sheets.

        Lease revenues from the rental of flight equipment are reduced by the amortization of lease incentives, which primarily consist of our maintenance contributions to lessees in connection with the lease of used aircraft.

        Overhaul Rentals:    Under the provisions of our leases, lessees are generally responsible for maintenance and repairs, including major maintenance (overhauls) over the term of the lease. Under the provisions of many of our leases, we receive overhaul rentals based on the usage of the aircraft, calculated based on number of hours or cycles operated. The usage is typically reported monthly by the lessee. For certain airframe and engine overhauls incurred by our lessees, we reimburse the lessee for costs up to, but not exceeding, related overhaul rentals that the lessee has paid to us.

        We recognize overhaul rentals received, net of estimated overhaul reimbursements, as revenue. We estimate expected overhaul reimbursements during the life of the lease, which requires significant judgment. Management determines the reasonableness of the estimated future overhaul reimbursement rate considering quantitative and qualitative information including (i) changes in historical pay-out rates from period to period; (ii) trends in reimbursements made; (iii) trends in historical pay-out rates for expired leases; (iv) future estimates of pay-out rates on leases scheduled to expire in the near term; (v) changes in our business model and portfolio strategies and (vi) other factors affecting the future pay-out rates that may occur from time to time. Changes in the expected overhaul reimbursement estimate result in an adjustment to the cumulative deferred overhaul rental balance sheet amount, which is recognized in current period results. If overhaul reimbursements are different than our estimates, or if estimates of future reimbursements change, there could be a material impact on our results of operations in a given period.

        Additionally, in connection with a lease of a used aircraft, we generally agree to contribute to the first major maintenance event the lessee incurs during the lease. At the time we pay the agreed upon maintenance contribution, we record the reimbursement against deferred overhaul rentals to the extent we have received overhaul rentals from the lessee, or against return condition deficiency deposits to the extent we have received such deposits from the prior lessee. We capitalize as lease incentives any amount of the actual maintenance reimbursement we pay in excess of overhaul rentals and payments received from prior lessees for deficiencies in return conditions and amortize the lease incentives into Rental of flight equipment over the remaining life of the lease.

        Capitalized Major Maintenance Costs:    When an aircraft is repossessed or when a lessee defaults on its lease obligations, we may be required to perform major maintenance on the aircraft. In these instances, if we have not received sufficient overhaul rentals under the lease, we capitalize the costs of the overhaul, to the extent that those costs meet the recognition criteria of an asset, and amortize those costs over the period until the next estimated overhaul event.

        Return Condition Payments:    We may receive payments from our lessees at the conclusion of a lease, rather than requiring the lessee to make the required repairs to meet return conditions. These return condition payments are generally negotiated to facilitate an efficient return of the aircraft, which generally causes the aircraft to be delivered to the next lessee in a condition less than anticipated in the lease negotiations. The return condition payments are initially recognized as a reserve for aircraft costs deferred liability on our Consolidated Balance Sheets. We capitalize as lease incentives any amount of the actual maintenance reimbursement we pay in excess of overhaul rentals and payments received from prior lessees for deficiencies in return conditions and amortize the lease incentives into Rental of flight equipment over the remaining life of the lease.

        Lease Incentive Costs:    We capitalize as lease incentives any amount paid by us to lessees or other parties in connection with the lease transactions, including the actual maintenance reimbursement we pay in excess of overhaul rentals and payments received from prior lessees for deficiencies in return conditions, and lessee specific aircraft cabin modifications, and amortize the lease incentives into Rental of flight equipment over the remaining life of the lease.

        Flight Equipment Marketing and Gain on Aircraft Sales:    Flight equipment marketing consists of gains generated from the sale of flight equipment and commissions generated from the leasing and sales of managed aircraft. Flight equipment sales are recognized when substantially all of the risks and rewards of ownership have passed to the new owner. Retained lessee obligations, if any, are recognized as reductions to Flight equipment marketing gain at the time of the sale.

        Cash:    We consider cash and cash equivalents with original maturity dates of 90 days or less to be cash on hand and highly liquid investments. At December 31, 2012 and 2011, respectively, cash and cash equivalents consisted of cash on hand and time deposits.

        Restricted Cash:    All cash restricted from use in our operations is considered restricted cash and is typically restricted under secured debt agreements, and can be used only to service the aircraft securing the debt and make principal and interest payments on the debt. See Note K—Debt Financing.

        Foreign Currency:    Assets and liabilities denominated in foreign currencies are translated into US dollars using the exchange rates at the balance sheet date. Foreign currency transaction gains or losses are translated into US dollars using the average exchange rate during the period.

        Flight Equipment:    Flight equipment is stated at cost. Purchases, major additions and modifications and interest on deposits during the construction phase are capitalized. We generally depreciate passenger aircraft using the straight-line method over a 25-year life from the date of manufacture to an estimated residual value. When we change the useful lives or residual values of our aircraft, we adjust our depreciation rates on a prospective basis.

        Vendor Payments:    As part of the purchase of new aircraft, aircraft engines, and related equipment we will often obtain payments from our vendors in the form of cash and other consideration ("Vendor Payments"). Generally, Vendor Payments are recognized as a reduction in the purchase price of aircraft, unless facts and circumstances indicate that the Vendor Payment was provided as compensation for a service provided or a reimbursement of costs incurred by us to sell the vendor's products.

        Impairments on Flight Equipment Held for Use:    Management evaluates quarterly the need to perform a recoverability assessment of held for use aircraft considering the requirements under GAAP and performs this assessment at least annually for all aircraft in our fleet. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be recoverable, which may require us to change our assumptions related to future estimated cash flows. These events or changes in circumstances consider potential sales, changes in contracted lease terms, changes in the status of a lease, including re-lease or not subject to lease, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Economic and market circumstances include the risk factors affecting the airline industry.

        The undiscounted cash flows used in the recoverability assessment consist of cash flows from currently contracted leases, future projected lease cash flows, including flight hour and overhaul rentals, and an estimated disposition value, as appropriate, for each aircraft. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of our recurring recoverability assessment process, we update the critical and significant assumptions used in the recoverability assessment, including projected lease rates and terms, residual values, overhaul rental realization and aircraft holding periods. In updating these critical and significant assumptions for 2012, we considered (i) current and future expectations of the global demand for a particular aircraft type; (ii) the impact of fuel price volatility and higher average fuel prices; (iii) the growing impact of new technology aircraft; (iv) the higher production rates sustained by manufacturers of more fuel-efficient newer generation aircraft during the recent economic downturn; (v) the unfavorable impact of low rates of inflation on aircraft values; (vi) current market conditions and industry outlook for future marketing of older mid-generation aircraft and aircraft that are out of production; (vii) decreasing number of lessees for older aircraft; (viii) end-of-life management capabilities resulting from our acquisition of AeroTurbine; and (ix) events occurring subsequent to our balance sheet date that affect the value of our fleet. In the event that an aircraft does not meet the recoverability assessment, the aircraft will be re-measured to fair value in accordance with our Fair Value Policy resulting in an impairment charge. Our Fair Value Policy is described below under "—Fair Value Measurements." Impairment charges recognized related to our fleet held for use are classified separately on our Statements of Operations.

        Flight Equipment Held for Sale:    We classify aircraft as Flight equipment held for sale when all the criteria under GAAP are met. Aircraft classified as Flight equipment held for sale are recognized at the lower of their carrying amount or estimated fair value less estimated costs to sell. If the carrying value of the aircraft exceeds its estimated fair value, then a fair value adjustment is recognized separately on our Consolidated Statements of Operations.

        Management uses judgment in evaluating these criteria. Due to the significant uncertainties of potential sale transactions, the held for sale criteria generally will not be met unless the aircraft is subject to a signed sale agreement, or management has made a specific determination and obtained appropriate approvals to sell a particular aircraft or group of aircraft. At the time aircraft are sold, or classified as Flight equipment held for sale, the cost and accumulated depreciation are removed from the related accounts and we cease recognizing depreciation expense.

        We designate an aircraft for part-out when the aircraft is subject to an executed consignment agreement. At that time we reclassify the aircraft from Flight equipment to Lease receivables and other assets at the lower of their carrying amount or estimated fair value less estimated costs to sell. At the time aircraft are classified as parts inventory and recorded in Lease receivables and other assets, the cost and accumulated depreciation are removed from the related accounts.

        Investment in Finance and Sales-Type Leases:    If a lease meets specific criteria under GAAP at the inception of the lease, then we recognize the lease as a Net investment in finance and sales-type lease on our Consolidated Balance Sheets. For sales-type leases we de-recognize the aircraft from our Consolidated Balance Sheets and recognize the difference of the aircraft carrying value and the Net investment in finance and sales-type leases as a gain or loss in our Consolidated Statements of Operations. The amounts recognized for finance and sales-type leases consist of lease receivables, plus the estimated unguaranteed residual value of the leased flight equipment on the lease termination date, less the unearned income. The unearned income is recognized as Other income in our Consolidated Statements of Operations over the lease term in a manner that produces a constant rate of return on the Net investment in finance and sales-type lease.

        Allowance for Credit Losses:    An allowance for credit losses is established if there is evidence that we will be unable to collect all amounts due according to the original contractual terms of the Net investment in finance and sales-type receivables and notes receivable ("Financing Receivables"). Financing Receivables comprise net investment in finance and sales-type leases recognized at the gross investment in the lease, less unearned income, and notes receivable recognized at cost. The allowance for credit losses is reported as a reduction of the Financing Receivables carrying value on the Consolidated Balance Sheets. Additions to the allowance for credit losses are recognized in our Consolidated Statements of Operations in Selling, general and administrative expenses.

        Collectability of Financing Receivables is evaluated periodically and on an individual note and customer level. Notes receivables are considered impaired when we determine that it is probable that we will not be able to collect all amounts due according to the original contractual terms. Individual credit exposures are evaluated based on the realizable value of any collateral, and payment history. The estimated recoverable amount is the value of the expected future cash flows, including amounts that may be realized from the value of the collateral. Allowances for specific credit losses are established for the difference between the carrying amount and the estimated recoverable amount. The accrual of interest income based on the original terms of the Notes receivable is discontinued based on the facts and circumstances of the individual credit exposure, and any future interest income is recognized based on cash receipts. Any subsequent changes to the amounts and timing of the expected future cash flows compared with the prior estimates result in a change in the allowance for credit losses and are charged or credited to Selling general and administrative expense. An allowance is generally reversed only when cash is received in accordance with the original contractual terms of the note. A write-off of the Notes receivable is made when all hope of recoverability has been abandoned or amounts have been forgiven. Write-offs are charged against previously established allowances for credit losses. Recoveries in part or in full of amounts previously written off are credited to the provision for credit loss.

        The evaluation of the collectability of the finance and sales-type leases considers the credit of the lessee and the value of the underlying aircraft.

        Capitalized Interest:    We borrow funds to finance progress payments for the construction of flight equipment ordered. We capitalize the interest incurred on such borrowings. This amount is calculated using our composite borrowing rate and is included in the cost of the flight equipment.

        Deferred Debt Issue Costs and Debt Discounts and Premiums:    We incur costs in connection with issuing debt. These costs are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method. In the event that we issue debt at a discount or premium, we amortize the amount of discount or premium over the life of the debt using the effective interest method.

        Derivative Financial Instruments:    We employ a variety of derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are recognized on our Consolidated Balance Sheets at fair value. AIG Markets, Inc., a related party, is the counterparty to all our interest swaps and foreign currency swaps. We apply either fair value or cash flow hedge accounting when transactions meet specified criteria for hedge accounting treatment. If the derivative does not qualify for hedge accounting, the gain or loss is immediately recognized in earnings. If the derivative qualifies for hedge accounting and is designated and documented as a hedge, changes in fair value of the hedge are either recognized in income along with the change in fair value of the item being hedged for fair value hedges, or recognized in AOCI to the extent the hedge is effective for cash flow hedges. We have elected to classify the cash flows from derivative instruments that have been designated as fair value or cash flow hedges in accordance with GAAP in the same category as the cash flows from the items being hedged.

        At the time the derivative is designated as a hedge, we formally document the relationship between hedging instrument and hedged item including risk management objectives and strategies for undertaking the hedge transactions. This includes linking the derivative designated as a fair value, a cash flow, or a foreign currency hedge to a specific asset or liability on the balance sheet. We also assess both at the hedge's inception and on an ongoing basis whether the hedge has been and is expected to be highly effective in offsetting changes in the fair value or cash flow of hedged item. We use the "hypothetical derivative method" when we assess the effectiveness of a hedge. When it is determined that a hedge is not or has ceased to be highly effective as a hedge, we discontinue hedge accounting, as discussed below.

        We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate.

        In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its fair value on the balance sheet, recognizing changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting for cash flow hedges is amortized into income over the remaining life of the derivative contract.

        Inventory:    Our inventory consists primarily of engine and airframe parts and rotable and consumable parts and is included in Lease receivables and other assets on our 2012 Consolidated Balance Sheet. We value our inventory at the lower of cost or market. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and bulk inventory purchases. Costs are allocated using the relationship of the cost of the engine, aircraft or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale, this ratio is applied to the sales price of each individual part to determine its cost. We evaluate this ratio based on periodic analysis and if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is zero.

        Goodwill and Other Acquired Intangible Assets:    As a result of our acquisition of AeroTurbine, we recognized goodwill and other intangible assets. Goodwill represents the excess of the cost of the fair value of the acquired business over the net of the fair value of identifiable assets acquired. Goodwill is not amortized, but is subject to impairment testing annually or more often when events or circumstances indicate that it is more likely than not it is impaired. We amortize the cost of other acquired intangible assets over their estimated useful lives on a straight-line basis. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on discounted cash flows. Goodwill and other acquired intangible assets are included in Lease receivables and other assets on our Consolidated Balance Sheet.

        Other Comprehensive Income (Loss):    We report gains and losses associated with changes in the fair value of derivatives designated as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale" in comprehensive income or loss.

        Guarantees:    We recognize the guarantee fee paid to us as the initial carrying value of the guarantee which is included in Accrued interest and other payables on our Consolidated Balance Sheets. Since the amount received represents the market rate that would be charged for similar agreements, management believes that the carrying value approximates the fair value of these instruments at the date of issuance of the guarantee. The fee received is amortized into Flight equipment marketing and gain on aircraft sales over the guarantee period. When it becomes probable that we will be required to perform under a guarantee, we cease recognition of the guarantee fee income and accrue a liability. Our provision for losses on aircraft asset value guarantees represents changes made in the current period based on our best estimate of probable loss on asset value guarantees that are likely to be exercised. We reverse the liability only when it is no longer probable that we will incur a loss. See Note R—Commitments and Contingencies for more information on guarantees.

        Fair Value Measurements:    Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair values of aircraft, investment in finance and sales-type leases and asset value guarantees on a non-recurring basis. See Note T—Fair Value Measurements for more information on fair value.

        Income Taxes:    ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Our provision for federal income taxes is calculated on a separate return basis, adjusted to give recognition to the effects of net operating losses, foreign tax credits and other tax benefits to the extent we estimate that they would be realizable in AIG's consolidated federal income tax return. Under our tax sharing agreement with AIG, we settle our current tax liability as if ILFC and its subsidiaries are each a separate standalone taxpayer. Thus, AIG credits us to the extent our net operating losses, foreign tax credits and other tax benefits (calculated on a separate return basis) are used in AIG's consolidated tax return and charges us to the extent of our tax liability (calculated on a separate return basis). To the extent the benefit of a net operating loss is not utilized in AIG's consolidated federal income tax return, AIG reimburses us upon the expiration of the loss carry-forward period as long as we are still included in AIG's consolidated federal income tax return and the benefit would have been utilized if we had filed a separate consolidated federal income tax return. Our provision for state income taxes includes California, in which we file with AIG using the unitary apportionment factors, and certain other states, in which we file separate tax returns.

        We calculate our provision for income taxes using the asset and liability method. This method considers the future tax consequences of temporary differences between the financial reporting and the tax basis of assets and liabilities measured using currently enacted tax rates. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

        We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

        Share-based Compensation:    We participate in AIG's share-based payment and liability award programs and our share of the calculated costs is allocated to us by AIG. Compensation expense is recognized over the period during which an employee is required to provide service in exchange for the share-based payment. See Note Q—Employee Benefit Plans.

  Adoption of Recent Accounting Guidance:

        We adopted the following accounting standards during 2012:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments to GAAP did not significantly affect our current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        We adopted the standard on January 1, 2012, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows, but affected our fair value disclosures, which are disclosed in Note T—Fair Value Measurements and Note V—Fair Value Disclosures of Financial Instruments herein.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective January 1, 2012, and required retrospective application. The adoption of this standard had no effect on our consolidated financial statements because we already use the two-statement approach to present comprehensive income.

  Testing of Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted the new standard in conjunction with our annual goodwill impairment test performed during the third quarter of 2012. The adoption of this standard had no effect on our consolidated financial statements.

  Future Application of Accounting Guidance:

        In February 2013, the FASB issued an accounting standard update, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (AOCI). This new standard is intended to help entities improve the transparency of changes in OCI and items reclassified out of AOCI in their financial statements. The new standard requires entities to disclosure additional information about reclassification adjustments, including (i) changes in AOCI balances by component and (ii) significant items reclassified out of AOCI. The new disclosure requirements will be effective for us for interim and annual periods beginning on January 1, 2013. The adoption of the new standard will require us to include additional disclosures for items reclassified out of AOCI.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations
Business Combinations

Note C—Business Combinations

        On October 7, 2011, ILFC acquired all of the issued and outstanding shares of capital stock of AeroTurbine from AerCap Holdings N.V. for an aggregate cash purchase price of $228 million and the assumption of outstanding debt. The AeroTurbine acquisition was recorded as a business combination in accordance with GAAP. Through AeroTurbine, we provide engine leasing, certified aircraft engines, airframes, engine parts and supply chain solutions, and possess the capabilities to disassemble aircraft and engines into parts. This allows us to maximize the value of our aircraft and engines across their complete life cycle and offer an integrated value proposition to our airline customers as they transition out aging aircraft. Additionally, this acquisition enables us to provide a differentiated fleet management product and service offering to our airline customers as they transition out aging aircraft.

        The following table summarizes the purchase price allocation (in millions):

Consideration:
Cash	$228
Debt financing	299

Total	$527

Allocation of the Purchase Price:
Cash	$90
Flight equipment	241
Lease receivables and other assets	249 (a)
Accrued interest and other payables	(36)
Security deposits, overhaul rentals and other customer deposits	(23)
Rentals received in advance	(2)
Deferred income taxes	8

Total	$527

(a)
Includes Goodwill of $15.6 million.

        The results of AeroTurbine from October 7, 2011, are included in the accompanying consolidated financial statements. Pro forma effects on revenue and earnings are not disclosed for the comparable prior periods, as the amounts are immaterial to our consolidated financial statements as a whole. Accordingly, AeroTurbine is also not considered a segment because it is not material to our financial statements.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions

E. Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including tax, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. Our management believes the proportionate method used to allocate corporate costs is reasonable. It is not practicable to determine what the amounts of those expenses would have been had we operated on a stand-alone basis. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we continue to earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. We are included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlement with AIG for taxes are determined in accordance with our tax sharing agreements.

        Dividends and Capital Contribution:    We transferred two corporate aircraft with a combined net book value of $37.3 million to AIG during the year ended December 31, 2012. The transaction was recorded in Retained earnings as a dividend of $25.4 million, net of taxes of $11.9 million. We also received one corporate aircraft from AIG and we recorded $16.7 million, net of taxes of $9.2 million, in Lease receivables and other assets and as a capital contribution in Paid-in capital to reflect the transaction.

        Expenses Paid by AIG on Our Behalf:    We recorded $0.6 million and $2.6 million in Additional paid in capital for the six months ended June 30, 2013 and the year ended December 31, 2012, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to reimburse.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of June 30, 2013, was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note N—Fair Value Measurements and Note O—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $4.7 million and $5.0 million for the six months ended June 30, 2013 and 2012, respectively.

        Our financial statements include the following amounts involving related parties:

	Three Months Ended		Six Months Ended
Income Statement	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	(Dollars in thousands)
Expense (income):
Effect from derivative contracts with AIG Markets, Inc.(a)	$297	$305	$595	$610
Interest on derivative contracts with AIG Markets, Inc.	3,207	4,597	6,703	9,678
Allocation of corporate costs from AIG	9,484	5,189	16,111	13,866
Interest on time deposit account with AIG Markets(b)	(799)	(1,049)	(1,625)	(1,643)
Management fees received	(2,089)	(2,259)	(4,183)	(4,464)
Management fees paid to subsidiaries of AIG	95	76	126	116

Balance Sheet	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(b)	$1,105,241	$1,103,591
Derivative liabilities(a)	(13,982)	(20,933)
Current income taxes and other tax liabilities to AIG(c)	(280,154)	(299,333)
Accrued corporate costs payable to AIG	(24,184)	(20,969)
Equity:
Aircraft transfer to AIG, net of tax of $11,866 (2012)	—	25,379
Aircraft contribution from AIG, net of tax of $9,211 (2012)	—	(16,690)
Compensation and other expenses paid by AIG	647	2,636
(a)
See Note O—Derivative Financial Instruments for all derivative transactions.

(b)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations.

(c)
We made no payment during the six months ended June 30, 2013, and paid approximately $1.7 million to AIG for an ILFC tax liability during the year ended December 31, 2012.

Note D—Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including tax, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements. In March 2010, we paid AIG $85 million that was due and payable on a loan related to certain transactions during 2002 and 2003 that accomplished AIG's overall tax panning objectives.

        Dividends and Capital Contribution:    We transferred two corporate aircraft with a combined net book value of $37.2 million to AIG during the year ended December 31, 2012. The transaction was recorded in Retained earnings as a dividend of $25.4 million, net of taxes of $11.8 million. We also received one corporate aircraft from AIG and we recorded $16.7 million, net of taxes of $9.2 million, in Lease receivables and other assets and as a capital contribution in Paid-in capital to reflect the transaction.

        Expenses Paid by AIG on Our Behalf.    We recorded $2.6 million, $(8.0) million and $2.8 million in Additional paid in capital for the years ended December 31, 2012, 2011 and 2010, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay. The $8.0 million decrease recorded for the year ended December 31, 2011, resulted from an adjustment for forfeited pension benefits, previously recorded as Additional paid in capital. See Note M—Shareholders' Equity.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of December 31, 2012 was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note T—Fair Value Measurements and Note U—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $9.9 million, $7.9 million and $7.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Our financial statements include the following amounts involving related parties:

Income Statement	2012	2011	2010
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$—	$157,926
Effect from derivatives on contracts with AIG Markets, Inc.(a)	1,212	8,414	45,725
Interest on derivative contracts with AIG Markets, Inc.	17,712	50,043	91,988
Allocation of corporate costs from AIG	22,941	(1,246)	30,512
Lease revenue related to hedging of lease receipts with AIGFP(b)	—	—	224
Interest on time deposit account with AIG Markets(a)	(3,634)	—	—
Management fees received	(8,871)	(9,323)	(9,429)
Management fees paid to subsidiaries of AIG	156	94	425

	December 31,
Balance Sheet	2012	2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,103,591	$—
Derivative liabilities(b)	(20,933)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(299,333)	(279,441)
Accrued corporate costs payable to AIG	(20,969)	(21,672)
Equity:
Aircraft transfer to AIG, net of tax of $11,866	25,379	—
Aircraft contribution from AIG, net of tax of $9,211	(16,690)	—
Compensation and other expenses paid by AIG	2,636	(8,000)
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note U—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $1.7 million and $58.5 million to AIG for ILFC tax liability during the years ended December 31, 2012 and 2011, respectively.

Other Income	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Income
Other Income

F. Other Income

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013		2012
	(Dollars in thousands)
AeroTurbine revenue
Engines, airframes, parts and supplies	$96,837	$71,711	$155,019		$144,994
Cost of sales	(82,379)	(62,772)	(131,075)		(123,721)

	14,458	8,939	23,944		21,273
Interest and Other	12,689	15,557	49,158	(a)	26,486

Total	$27,147	$24,496	$73,102		$47,759

(a)
Includes $23.9 million relating to early termination fees for the six months ended June 30, 2013.

Note E—Other Income

	2012	2011	2010
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$308,981	$71,778	$—
Cost of sales	(255,918)	(62,070)	—

	53,063	9,708	—
Interest and Other	70,187	48,202	61,741

Total	$123,250	$57,910	$61,741

(a)
Other income for 2011 and 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our consolidated statement of income. AeroTurbine was acquired on October 7, 2011.

Aircraft Impairment Charges on Flight Equipment Held for Use	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Aircraft Impairment Charges on Flight Equipment Held for Use
Aircraft Impairment Charges on Flight Equipment Held for Use

G. Aircraft Impairment Charges on Flight Equipment Held for Use

        Management evaluates quarterly the need to perform a recoverability assessment of aircraft in our fleet considering the requirements under GAAP. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be fully recoverable, which may require us to change our assumptions related to future estimated cash flows. Some of the events or changes in circumstances may include potential disposals of aircraft, changes in contracted lease terms, changes in the status of an aircraft as leased, re-leased, or not subject to lease, repossessions of aircraft, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Any of these events would be considered when it occurs before the financial statements are issued, including lessee bankruptcies occurring subsequent to the balance sheet date.

        During the three and six months ended June 30, 2013, we recorded impairment charges of $15.5 million relating to two aircraft and $35.2 million relating to four aircraft, respectively. During the three and six months ended June 30, 2012, we recorded impairment charges of $30.3 million relating to two aircraft and $41.4 million relating to four aircraft, respectively. These impairment charges were as a result of our recurring recoverability assessments.

Note F—Aircraft Impairment Charges on Flight Equipment Held for Use

        We recorded the following impairment charges on flight equipment held for use during the years ended December 31, 2012, 2011 and 2010.

	December 31,
	2012			2011			2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges due to Airbus' announcement of its neo aircraft	—		$—	—		$—	61	$602.3
Impairment charges on aircraft due to recurring assessments	9	(a)	100.2	97	(b)	1,523.3	21	508.1
Impairment charges on aircraft under lease with customers that ceased operations	1		2.5	3	(c)	43.9	—	—

Total Impairment charges on flight equipment held for use	10		$102.7	100		$1,567.2	82	$1,110.4

(a)
Includes impairment charges on one aircraft that had previously been impaired.

(b)
Includes impairment charges on one aircraft owned by our AeroTurbine subsidiary.

(c)
Two of the three aircraft were impaired twice during 2011.

        Management evaluates quarterly the need to perform a recoverability assessment of aircraft in our fleet considering the requirements under GAAP. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be fully recoverable, which may require us to change our assumptions related to future estimated cash flows. The events or changes in circumstances considered include potential sales, changes in contracted lease terms, changes in the status of an aircraft as leased, re-leased, or not subject to lease, repossessions of aircraft, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Any of these events would be considered when it occurs before the financial statements are issued, including lessee bankruptcies occurring subsequent to the balance sheet date.

  Year ended December 31, 2012

        During the year ended December 31, 2012, we recorded impairment charges aggregating $102.7 million relating to ten aircraft. Of the $102.7 million in impairment charges recognized, $100.2 million related to our recurring recoverability assessments, and $2.5 million related to the repossession and early return of one aircraft that was leased to an airline that ceased operations during the year ended December 31, 2012.

  Year ended December 31, 2011

        During our 2011 annual recoverability assessment, we updated the critical and significant assumptions used in our analysis and we considered:

        Market Conditions:    We considered current and future expectations of the global demand for a particular aircraft type and historical experience in the aircraft leasing market and aviation industry, as well as information received from third party sources. Factors taken into account included the impact of fuel price volatility and higher average fuel prices; the growing impact of new technology aircraft (announcements, deliveries and order backlog) on current and future demand for mid-generation aircraft; the higher production rates sustained by manufacturers of more fuel-efficient newer generation aircraft during the recent economic downturn; the unfavorable impact of low rates of inflation on aircraft values; current market conditions and industry outlook for future marketing of older mid-generation aircraft and aircraft that are out of production; and a decreasing number of lessees for older aircraft.

        Portfolio Management Strategy:    We took into account our new end-of-life management capabilities resulting from our acquisition of AeroTurbine, which we completed on October 7, 2011. The acquisition of AeroTurbine provides us with increased choices in managing the end-of-life of aircraft in our fleet and makes the part-out of an aircraft a more economically and commercially viable option by bringing the requisite capabilities in-house and eliminating the payment of commissions to third parties. While our overall business model has not changed, our expectation of how we may manage specific aircraft that are out of production, or specific aircraft that have been impacted by new technology developments, has changed due to the AeroTurbine acquisition. Parting-out aircraft also enables us to retain greater cash flows from an aircraft during the last cycle of its life by allowing us to eliminate certain maintenance costs and realize higher net overhaul revenues resulting in changes in cash flow assumptions.

        Subsequent Events:    We also considered events subsequent to December 31, 2011 and prior to March 8, 2012, in evaluating the recoverability of our fleet as of December 31, 2011. Specifically, four of our customers, including one with two separate operating certificates, declared bankruptcy or ceased operations subsequent to December 31, 2011 and prior to March 8, 2012. We took into account lessee non-performance, as well as management's expectation of whether to re-lease or part-out the aircraft, which changed the projected lease cash flows of the affected aircraft.

        The result of the assessment based on our updated assumptions indicated that the book values of 95 aircraft were not fully recoverable, and these aircraft were deemed impaired. Most of the aircraft reviewed were in the second half of their estimated 25-year useful life, and were aircraft that were out of production, or had been impacted by new technology developments. We recorded impairment charges aggregating $1.6 billion related to 100 impaired aircraft for the year ended December 31, 2011. Of the $1.6 billion in impairment charges recognized, $43.9 million related to repossessions and early returns of aircraft that were leased to airlines that ceased operations subsequent to December 31, 2011.

        As part of the annual recoverability assessment, we also identified 239 aircraft that were either aircraft out of production or impacted by new technology developments. Out of these 239 aircraft, we changed the estimated useful life of 140 aircraft. In addition, we changed the useful life of our ten freighter aircraft from 35 to 25 years. These changes resulted in an increase in our 2012 depreciation expense for these aircraft of approximately $55.9 million as compared to 2011. The overall increase in depreciation expense from shortening the holding periods on these 140 aircraft will decline as these aircraft are disposed of.

  Year ended December 31, 2010

        During the year ended December 31, 2010, we recorded the following impairments to our fleet held for use:

        At the end of the third quarter of 2010, we had 13 passenger configured 747-400s and 11 A321-100s in our fleet. After consideration of then current marketplace factors, management's estimate of the future lease rates for 747-400s and A321-100s had declined significantly. The decline in expected lease rates for the 747-400s was due to a number of unfavorable trends, including lower overall demand, as airlines replace their 747-400s with more efficient newer generation widebody aircraft. As a result, the global supply of 747-400 aircraft that were for sale, or idle, had increased. It was expected that these unfavorable trends would persist and that the global supply of 747-400s that were for sale or idle would continue to increase in the future. The decline in A321-100 lease rates was primarily due to continued and accelerated decrease in demand for this aircraft type, which is attributable to its age and limited mission application. As a result of the decline in lease rates, seven 747-400s, five A321-100s, and four other aircraft in our fleet held for use were deemed impaired in the third quarter of 2010 when we performed our assessments. As a result, we recorded impairment charges aggregating $417.7 million to write these aircraft down to their respective fair values. The estimated undiscounted cash flows on the remaining six 747-400s and six A321-100s supported the carrying value of those aircraft.

        On December 1, 2010, Airbus announced the new narrowbody neo aircraft with new fuel-efficient geared turbofan engine options. The re-engineered aircraft is expected to provide up to 15% fuel savings and greater range or more payload capacity. Airbus expects to start deliveries of the neo aircraft in 2016. At December 31, 2010, we had identified approximately 78 narrowbody aircraft with first generation engines that may be negatively impacted by the introduction of narrowbody neo aircraft equipped with the new engines and, as part of our on-going fleet assessment, we performed a recoverability analysis on those aircraft, using revised cash flow assumptions. Based on the recoverability analysis, 61 of these 78 aircraft were deemed impaired and we recorded impairment charges of approximately $602.3 million.

        At the end of the fourth quarter of 2010, we performed a recoverability assessment of our entire fleet. The results of this assessment indicated that five aircraft were not recoverable and were deemed impaired as of December 31, 2010. As a result, we performed a fair value analysis and recorded impairment charges of $82.3 million in the fourth quarter 2010.

        We recorded an impairment charge of $8.1 million relating to an aircraft that was subject to litigation. The aircraft was subsequently designated for part-out and removed from our fleet held for use.

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

H. Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

        From time to time we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life, most frequently through either a sale or part-out. As part of the recoverability assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet, or if the aircraft will be disposed of as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, a recoverability assessment is performed, and if impaired, the aircraft is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in our Condensed, Consolidated Statement of Income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we reclassify the aircraft from Flight equipment into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed:

	Three Months Ended						Six Months Ended
	June 30, 2013			June 30, 2012			June 30, 2013			June 30, 2012
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)						(Dollars in millions)
Loss
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	13	$69.3	(a)	3	$32.6		15	$78.8	(a)	5	$37.8
Impairment charges on aircraft intended to be or designated for part-out	6	31.8	(b)	4	12.2	(c)	14	48.8	(b)	4	14.3	(c)

Total Impairment charges and fair value adjustments on flight equipment	19	$101.1		7	$44.8		29	$127.6		9	$52.1

(a)
Includes charges relating to 11 aircraft that met the criteria to be classified as Flight equipment held for sale, and were reclassified from Flight equipment into Flight equipment held for sale. Subsequent to June 30, 2013, 10 of these aircraft were sold to a third party.

(b)
Includes charges relating to three engines for the three months ended June 30, 2013, and four engines for the six months ended June 30, 2013.

(c)
Includes charges relating to one engine for the three months ended June 30, 2012 and four engines for the six months ended June 30, 2012.

Note G—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

        From time to time, we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life through either a sale or part-out. As part of the recoverability assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet or if the aircraft will be disposed as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, a recoverability assessment is performed, and if impaired, the aircraft is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we will reclassify the aircraft from Flight equipment into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed during the years ended December 31, 2012, 2011 and 2010.

	December 31,
	2012				2011		2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	10	(a)	$43.3		17	$163.1	15	$155.1
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment(b)	4		4.1		10	(3.7)	60	372.1
Impairment charges on aircraft intended to be or designated for part-out	12		42.3	(c)	3	10.9	2	25.6

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	26		$89.7	(c)	30	$170.3	77	$552.8

(a)
One of the ten aircraft was impaired twice during 2012.

(b)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment. Also included in these amounts are net positive fair value adjustments related to sales price adjustments for aircraft that were previously held for sale and sold during periods presented.

(c)
Includes charges relating to 13 engines for the year ended December 31, 2012.

Other Expenses	12 Months Ended
Dec. 31, 2012
Other Expenses
Other Expenses

Note H—Other Expenses

        Other expenses for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	2012	2011	2010
	(Dollars in thousands)
Lease charges	1,350	(3,062)	91,216
Effect of derivatives(a)(c)	654	9,808	47,787
Provision for loss on asset value guarantees(b)	31,266	—	—
Charges relating to three notes receivable	—	21,898	—
Provision for loss on finance and sales-type leases	—	23,088	—
Flight equipment rent(c)	18,000	18,000	18,000
Aircraft engine order cancellation	—	20,000	—

	51,270	89,732	157,003

(a)
See Note U—Derivative Financial Instruments for more information on derivative transactions.

(b)
Relating to reserves recorded on three aircraft asset value guarantees.

(c)
Previously presented separately on the Consolidated Income Statement.

Lease Receivables and Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Receivables and Other Assets
Lease Receivables and Other Assets

I. Lease Receivables and Other Assets

        Lease receivables and other assets consisted of the following:

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Lease receivables	$237,753	$199,694
AeroTurbine Inventory	184,425	149,390
Lease incentive costs, net of amortization	173,995	128,616
Straight-line rents and other assets	205,841	226,609
Goodwill and Other intangible assets(a)	47,481	48,887
Notes and trade receivables, net of allowance(b)	19,105	23,181
Derivative assets(c)	—	54

	$868,600	$776,431

(a)
Goodwill relates to our acquisition of AeroTurbine.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.5%.

(c)
See Note O—Derivative Financial Instruments.

        We had the following activity in our allowance for credit losses on notes receivable during the year ended December 31, 2012:

(Dollars in thousands)
Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—

        During the six months ended June 30, 2013, we did not have any activity in our allowance for credit losses on notes receivable.

Note I—Lease Receivables and Other Assets

        At December 31, 2012, Lease receivables and other assets consist of the following:

	2012	2011
	(Dollars in thousands)
Lease receivables	$199,694	$222,637
AeroTurbine Inventory	149,390	148,452
Lease incentive costs, net of amortization(a)	128,616	119,878
Straight-line rents and other assets(b)	235,780	47,115
Goodwill and Other intangible assets	48,887	51,965
Notes and trade receivables, net of allowance(c)	23,181	9,489
Derivative assets(d)	54	198

	$785,602	$599,734

(a)
We capitalized lease incentives of $65.8 million and $89.6 million for the years 2012 and 2011, respectively. We amortized lease incentives into Rental of flight equipment of $61.5 million, $63.4 million and $47.8 million for the years 2012, 2011, and 2010, respectively.

(b)
Credit balances of Straight-line rents in the amount of $175.8 million were reclassified to Security deposits, deferred overhaul rentals and other customer deposits on the Consolidated Balance Sheet at December 31, 2012.

(c)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.4%.

(d)
See Note U—Derivative Financial Instruments.

        We had the following activity in our allowance for credit losses on notes receivable:

(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—

Net Investment in Finance and Sales-type Leases	12 Months Ended
Dec. 31, 2012
Net Investment in Finance and Sales-type Leases
Net Investment in Finance and Sales-type Leases

Note J—Net Investment in Finance and Sales-type Leases

        The following table lists the components of the net investment in finance and sales-type leases:

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Total lease payments to be received	$98,211	$86,592
Estimated residual values of leased flight equipment (unguaranteed)	29,157	46,857
Less: Unearned income	(33,432)	(28,615)

	$93,936	$104,834
Less: Allowance for credit losses	—	(23,088)

Net investment in finance and sales-type leases	$93,936	$81,746

        At December 31, 2012, minimum future lease payments on finance and sales-type leases are as follows:

(Dollars in thousands)
2013	$22,143
2014	16,273
2015	12,758
2016	12,396
2017	12,373
Thereafter	22,268

Total minimum lease payments to be received	$98,211

        We had the following activity in our allowance for credit losses on net investment in finance and sales-type leases:

(Dollars in thousands)
Balance at December 31, 2010	$—
Provision	23,088
Write-offs	—

Balance at December 31, 2011	$23,088
Provision	—
Write-offs	(23,088)

Balance at December 31, 2012	$—

Debt Financing	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Financing
Debt Financing

J. Debt Financings

        Our debt financing was comprised of the following at the respective dates:

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	1,972,707	2,193,229
Secured bank debt(a)	1,824,588	1,961,143
Institutional secured term loans	750,000	1,450,000
Less: Deferred debt discount	(5,550)	(15,125)

	8,441,745	9,489,247
Unsecured
Bonds and medium-term notes	13,884,497	13,890,747
Less: Deferred debt discount	(32,294)	(37,207)

	13,852,203	13,853,540

Total Senior Debt Financings	22,293,948	23,342,787
Subordinated Debt	1,000,000	1,000,000

	$23,293,948	$24,342,787

(a)
Of this amount, $182.3 million (2013) and $270.5 million (2012) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our Condensed, Consolidated Financial Statements.

        The following table presents information regarding the collateral pledged for our secured debt:

	As of June 30, 2013
	Debt Outstanding	Net Book Value of Collateral		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,323,464		174
ECA and Ex-Im Financings	1,972,707	5,539,535		121
Secured bank debt	1,824,588	2,653,355	(a)	61	(a)
Institutional secured term loans	750,000	1,486,780		52

Total	$8,447,295	$16,003,134		408

(a)
Amounts represent net book value of collateral and number of aircraft securing ILFC secured bank term debt. Amounts do not include assets securing AeroTurbine's secured revolving credit facility. AeroTurbine's credit facility, under which $308 million was drawn as of June 30, 2013, is secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors.

Senior Secured Bonds

        On August 20, 2010, we issued $3.9 billion of senior secured notes, with $1.35 billion maturing in September 2014 and bearing interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. The notes are secured by a designated pool of aircraft, initially consisting of 174 aircraft and their equipment and related leases, and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases of aircraft included in the pool securing the notes, have guaranteed the notes. We can redeem the notes at any time prior to their maturity, provided we give notice between 30 to 60 days prior to the intended redemption date and subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the notes.

        The indenture and the aircraft mortgage and security agreement governing the senior secured notes contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to: (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the senior secured notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; and (v)make investments in or transfer assets to non-restricted subsidiaries. The indenture also restricts our and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of our assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior secured notes may immediately become due and payable.

ECA Financings

        We entered into ECA facility agreements in 1999 and 2004 through certain direct and indirect wholly owned subsidiaries that have been designated as non-restricted subsidiaries under our indentures. The 1999 and 2004 ECA facilities were used to fund purchases of Airbus aircraft through 2001 and June 2010, respectively. Each aircraft purchased was financed by a ten-year fully amortizing loan. New financings are no longer available to us under either ECA facility.

        As of June 30, 2013, approximately $1.7 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility. The interest rates on the loans outstanding under the 2004 ECA facility are either fixed or based on LIBOR and ranged from 0.386% to 4.711% at June 30, 2013. The net book value of the aircraft purchased under the 2004 ECA facility was $4.0 billion at June 30, 2013. The loans are guaranteed by various European ECAs. We have collateralized the debt with pledges of the shares of wholly owned subsidiaries that hold title to the aircraft financed under the facilities. The 2004 ECA facility contains customary events of default and restrictive covenants.

        The 2004 ECA facility requires us to segregate security deposits, overhaul rentals and rental payments received under the leases related to the aircraft funded under the 2004 ECA facility (segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt). The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the 2004 ECA facility. At June 30, 2013 and December 31, 2012, respectively, we had segregated security deposits, overhaul rentals and rental payments aggregating $421.4 million and $405.4 million related to aircraft funded under the 2004 ECA facility. The segregated amounts fluctuate with changes in security deposits, overhaul rentals, rental payments and principal and interest payments related to the aircraft funded under the 2004 ECA facility. In addition, if a default resulting in an acceleration of the obligations under the 2004 ECA facility were to occur, pursuant to the cross-collateralization agreement described below, we would have to segregate lease payments, overhaul rentals and security deposits received after such acceleration event occurred from the leases relating to the aircraft funded under the 1999 ECA facility that remain as collateral, even though those aircraft are no longer subject to a loan at June 30, 2013.

        In addition, we must register the existing individual mortgages on certain aircraft funded under both the 1999 and 2004 ECA facilities in the local jurisdictions in which the respective aircraft are registered. The mortgages are only required to be filed with respect to aircraft that have outstanding loan balances or otherwise as agreed in connection with the cross-collateralization agreement described below.

        We have cross-collateralized the 1999 ECA facility with the 2004 ECA facility. As part of such cross-collateralization, we (i) guarantee the obligations under the 2004 ECA facility through our subsidiary established to finance Airbus aircraft under the 1999 ECA facility; (ii) granted mortgages over certain aircraft financed under the 1999 ECA facility and security interests over other collateral related to the aircraft financed under the 1999 ECA facility to secure the guaranty obligation; (iii) have to maintain a loan-to-value ratio (aggregating the aircraft from the 1999 ECA facility and the 2004 ECA facility) of no more than 50%, in order to release liens (including the liens incurred under the cross-collateralization agreement) on any aircraft financed under the 1999 or 2004 ECA facilities or other assets related to the aircraft; and (iv) agreed to apply proceeds generated from certain disposals of aircraft to obligations under the 2004 ECA facility.

        On May 8, 2013, we amended our 2004 ECA facility, effective immediately. Prior to the amendment, we were subject to a financial covenant that may have been breached solely as a result of the application of purchase accounting in connection with the potential acquisition of our common stock by Jumbo Acquisition Limited. The amendment removed this covenant. In addition, the amendment made permanent the requirement to segregate funds and to register individual mortgages in local jurisdictions. Prior to the amendment, this requirement would have fallen away if our long-term debt ratings rose above a certain level.

Ex-Im Financings

        On December 19, 2012, we issued pre-funded amortizing notes with an aggregate principal amount outstanding of $287.0 million. The notes mature in January 2025 and scheduled principal payments commenced in April 2013. The notes are guaranteed by the Export-Import Bank of the United States and bear interest at a rate per annum equal to 1.492%. The funds were being held in a restricted cash account at December 31, 2012. During the six months ended June 30, 2013, we used the proceeds from the notes to finance two Boeing 777-300ER aircraft, which serve as collateral for the notes.

Secured Bank Debt

        2011 Secured Term Loan: On March 30, 2011, one of our non-restricted subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. As of June 30, 2013, approximately $1.3 billion was outstanding under this agreement. The loan matures on March 30, 2018, and scheduled principal payments commenced in June 2012. The loan bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly-owned subsidiaries of the subsidiary borrower. The security granted includes a portfolio of 54 aircraft, together with attached leases and all related equipment and the equity interests in certain SPEs that own the pledged aircraft and related equipment and leases. The 54 aircraft had an initial average appraised base value, as defined in the loan agreement, of approximately $2.4 billion, which equaled a loan-to-value ratio of approximately 65%.

        The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which declines over time, as set forth in the term loan agreement. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to the SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The subsidiary borrower can voluntarily prepay the loan at any time. The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        AeroTurbine Revolving Credit Agreement:    AeroTurbine has a credit facility that expires on December 9, 2015 and, after the most recent amendment on February 23, 2012, provides for a maximum aggregate available amount of $430 million, subject to availability under a borrowing base calculated based on AeroTurbine's aircraft assets and accounts receivable. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $70 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so. Borrowings under the facility bear interest determined, with certain exceptions, based on LIBOR plus a margin of 3.0%. AeroTurbine's obligations under the facility are guaranteed by ILFC on an unsecured basis and by AeroTurbine's subsidiaries (subject to certain exclusions) and are secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors. The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common stock). As of June 30, 2013, AeroTurbine had approximately $308 million outstanding under the facility.

        Secured Commercial Bank Financings:    In May 2009, ILFC provided $39.0 million of subordinated financing to a non-restricted subsidiary. The entity used these funds and an additional $106.0 million borrowed from third parties to purchase an aircraft, which it leases to an airline. The loans had original maturity dates in May 2018 with interest rates based on LIBOR. On January 16, 2013, the non-restricted subsidiary repaid both loans in full. In connection with the prepayment of these loans, we recognized losses aggregating $1.7 million from the write off of unamortized deferred financing costs.

        In June 2009, we borrowed $55.4 million through a non-restricted subsidiary, which owns one aircraft leased to an airline. The loan partly amortized over five years with the remaining $27.5 million originally due in 2014, and the interest rate was fixed at 6.58%. On March 20, 2013, we repaid the loan in full. In connection with the prepayment of this loan, we recognized losses aggregating $0.8 million from the write off of unamortized deferred financing costs.

        In March 2012, one of our indirect non-restricted subsidiaries entered into a $203 million term loan facility that was used to finance seven Boeing 737-800s. The principal of each senior loan issued under the facility will partially amortize over six years, with the remaining principal payable at the maturity date. At June 30, 2013, approximately $182 million was outstanding and the average interest rate on the loans was 4.73%. The loans are non-recourse to ILFC except under limited circumstances and are secured by the purchased aircraft and lease receivables. The subsidiary borrower can voluntarily prepay the loans at any time subject to a 2% prepayment fee prior to March 30, 2014 and a 1% prepayment fee between March 30, 2014 and March 30, 2015. On March 29, 2013, we amended certain financial covenants under our $203 million term loan facility. The subsidiary borrower under the $203 million term loan facility is prohibited from: (i) incurring additional debt; (ii) incurring additional capital expenditures; (iii) hiring employees; and (iv) negatively pledging the assets securing the facility.

Institutional Secured Term Loans

        In 2012, we entered into the following term loans:

  •
  Secured Term Loan 2012-1: On February 23, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $900 million. The loan matures on June 30, 2017, and initially bore interest at LIBOR plus a margin of 4.0% with a 1.0% LIBOR floor, or, if applicable, a base rate plus a margin of 3.0%. On April 5, 2013, we amended this secured term loan and simultaneously prepaid $150 million of the outstanding principal amount. In connection with the partial prepayment of this secured term loan, we recognized losses aggregating approximately $2.9 million from the write-off of unamortized deferred financing costs. The remaining outstanding principal amount of $750 million now bears interest at an annual rate of LIBOR plus 2.75%, with a LIBOR floor of 0.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures. The SPEs initially held title to 62 aircraft and all related equipment and leases with an average appraised base value, as defined in the loan agreement, of approximately $1.66 billion as of December 31, 2011, equaling an initial loan-to-value ratio of approximately 54%. After giving effect to the amendment, certain collateral that had served as security for the secured term loan was released, and the SPEs now collectively own a portfolio of 52 aircraft and the related equipment and leases, with an average appraised base value as of December 31, 2012, resulting in a loan-to-value ratio of approximately 55%. The loan requires a loan-to-value ratio of no more than 63%. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay a portion of the loan, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, but if we voluntarily prepay any portion of the loan prior to October 5, 2013, we may be subject to a 1% prepayment penalty under certain circumstances. The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

  •
  Secured Term Loan 2012-2: On April 12, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $550 million. The loan had an original maturity date of April 12, 2016, and bore interest at LIBOR plus a margin of 3.75% with a 1% LIBOR floor. The obligations of the subsidiary borrower were guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted included the equity interests in certain SPEs of the subsidiary borrower that had been designated as non-restricted under our indentures and that held title to 35 aircraft and all related equipment and leases with an average initial appraised base value, as defined in the loan agreement, of approximately $1.0 billion. The $1.0 billion equaled an initial loan-to-value ratio of approximately 55%. The principal of the loan was payable in full at maturity with no scheduled amortization. We prepaid this loan in full on May 30, 2013, and in connection with the prepayment, we recognized losses aggregating approximately $12.3 million from the write-off of unamortized deferred discount and financing costs.

Unsecured Bonds and Medium-Term Notes

        Shelf Registration Statement:    We have an effective shelf registration statement filed with the SEC. We have an unlimited amount of debt securities registered for sale under the shelf registration statement.

        At June 30, 2013, we had issued unsecured notes with an aggregate principal amount outstanding of approximately $11.1 billion under our current and previous shelf registration statements, including $750 million of 3.875% notes due 2018 and $500 million of 4.625% notes due 2021, each issued in March 2013, and $550 million of floating rate notes due 2016, issued in May 2013 and bearing interest at 3-month LIBOR plus a margin of 1.95%, with the interest rate resetting quarterly. The debt securities outstanding under our shelf registration statements mature through 2022 and the fixed rate notes bear interest at rates that range from 3.875% to 8.875%. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        Other Senior Notes:    On March 22, 2010 and April 6, 2010, we issued a combined $1.25 billion aggregate principal amount of 8.625% senior notes due September 15, 2015, and $1.5 billion aggregate principal amount of 8.750% senior notes due March 15, 2017, pursuant to an indenture dated as of March 22, 2010. The notes are due in full on their scheduled maturity dates. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        The indentures governing our unsecured notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets.

        The indentures also provide for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the relevant indentures may immediately become due and payable.

Unsecured Revolving Credit Agreement

        2012 Credit Facility:    On October 9, 2012, we entered into a $2.3 billion three-year unsecured revolving credit facility with a group of 10 banks that expires on October 9, 2015. Our revolving credit facility provides for interest rates based on either a base rate or LIBOR plus a margin, currently 2.0%, determined by reference to our ratio of consolidated indebtedness to shareholders' equity. The credit agreement contains customary events of default and restrictive covenants that, among other things, limit our ability to incur liens and transfer or sell assets. The credit agreement also contains financial covenants that require us to maintain a minimum interest coverage ratio and a maximum ratio of consolidated indebtedness to shareholders' equity. As of June 30, 2013, we had not drawn on our revolving credit facility.

        On April 1, 2013, we amended certain financial covenants under our $2.3 billion three-year unsecured revolving credit facility, effective upon completion of the potential sale of our common stock to Jumbo Acquisition Limited. Following completion of this potential sale, we will apply purchase accounting which will adjust the carrying value of our assets and liabilities to their fair values at the time the sale closes. The amendments to the financial covenants are intended to prevent us from violating such covenants solely as a result of the application of purchase accounting.

Subordinated Debt

        In December 2005, we issued two tranches of subordinated debt totaling $1.0 billion. Both tranches mature on December 21, 2065. The $400 million tranche has a call option date of December 21, 2015. We can call the $600 million tranche at any time. The interest rate on the $600 million tranche is a floating rate with a margin of 1.55% plus the highest of (i) 3-month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. The interest rate resets quarterly and at June 30, 2013, the interest rate was 4.96%. The $400 million tranche has a fixed interest rate of 6.25% until the 2015 call option date, and if we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on a margin of 1.80% plus the highest of (i) 3-month LIBOR; (ii)  10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. If we choose to redeem the $600 million tranche, we must pay 100% of the principal amount of the bonds being redeemed, plus any accrued and unpaid interest to the redemption date. If we choose to redeem only a portion of the outstanding bonds, at least $50 million principal amount of the bonds must remain outstanding.

        Under the terms of the subordinated debt, failure to comply with financial tests requiring a minimum ratio of equity to total managed assets and a minimum fixed charge coverage ratio will result in a "mandatory trigger event". If a mandatory trigger event occurs and we are unable to raise sufficient capital through capital contributions from AIG or the sale of our stock (in the manner permitted by the terms of the subordinated debt) to cover the next interest payment on the subordinated debt, a "mandatory deferral event" will occur. If a mandatory deferral event occurs, we would be required to defer all interest payments on the subordinated debt and be prohibited from paying cash dividends on our capital stock (including our market auction preferred stock) until we are in compliance with both financial tests or have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.

        On July 25, 2013, we amended the financial tests in both tranches of subordinated debt after a majority of the holders of the subordinated debt consented to such amendments. The financial tests were amended by (i) replacing the definition of "Tangible Equity Amount" used in calculating our ratio of equity to total managed assets with a definition for "Total Equity Amount" that does not exclude intangible assets from our total stockholders' equity as reflected on our consolidated balance sheet, and (ii) amending the calculation of the earnings portion of our minimum fixed charge coverage ratio by replacing the definition of "Adjusted Earnings Before Interest and Taxes" used in calculating such ratio with a definition for "Adjusted EBITDA" that excludes, among other items, interest, taxes, depreciation, amortization, all impairment charges and loss on extinguishment of debt. These amendments make it less likely that we will fail to comply with such financial tests.

Loss on Extinguishment of Debt

        2013.    During the six months ended June 30, 2013, we prepaid in full our $550 million secured term loan originally scheduled to mature in April 2016, the total outstanding under both tranches of the $106.0 million secured financing, and the total outstanding under the $55.4 million secured financing, and prepaid $150 million of the outstanding principal amount of our secured term loan due June 30, 2017. In connection with these prepayments, we recognized charges aggregating $17.7 million from the write off of unamortized deferred financing costs and deferred debt discount.

        2012.    During the six months ended June 30, 2012, we prepaid the remaining $456.9 million outstanding under our secured credit facility dated October 13, 2006 and the $750 million outstanding under our secured term loan entered into in 2010, and we refinanced our $550 million secured term loan at a lower interest rate. In connection with these prepayments, we recognized charges aggregating $22.9 million from the write off of unamortized deferred financing costs and deferred debt discount.

Note K—Debt Financing

        Our debt financing was comprised of the following at the following dates:

	December 31,
	2012	2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	2,193,229	2,335,147
Secured bank debt(a)	1,961,143	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(15,125)	(17,452)

	9,489,247	9,764,631
Unsecured
Bonds and medium-term notes	13,890,747	13,658,769
Less: Deferred debt discount	(37,207)	(39,128)

	13,853,540	13,619,641

Total Senior Debt Financings	23,342,787	23,384,272
Subordinated debt	1,000,000	1,000,000

	$24,342,787	$24,384,272

(a)
Of this amount, $270.5 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements.

        The above table represents the principal amounts of our outstanding debt obligations, net of deferred discounts and premiums, as of December 31, 2012 and 2011.

        For some of our secured debt financings, we created direct and indirect wholly-owned subsidiaries for the purpose of purchasing and holding title to aircraft, and we pledged the equity of those subsidiaries as collateral. These subsidiaries have been designated as non-restricted subsidiaries under our indentures and meet the definition of a VIE. We have determined that we are the PB of such VIEs and, accordingly, we consolidate such entities into our consolidated financial statements. See Note S—Variable Interest Entities for more information on VIEs.

        The following table presents information regarding the collateral provided for our secured debt:

	As of December 31, 2012
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,485,121		174
ECA and Ex-Im financings	2,193,229	5,338,188		119	(a)
Secured bank debt(b)	1,961,143	2,925,637	(b)	63	(b)
Institutional secured term loans	1,450,000	2,801,330		97

Total	$9,504,372	$17,550,276		453

(a)
Excludes the two aircraft we intend to finance with the Ex-Im notes, as they had not yet been assigned as collateral as of December 31, 2012.

(b)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $260.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Senior Secured Bonds

        On August 20, 2010, we issued $3.9 billion of senior secured notes, with $1.35 billion maturing in September 2014 and bearing interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. The notes are secured by a designated pool of aircraft, initially consisting of 174 aircraft and their equipment and related leases, and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases of aircraft included in the pool securing the notes, have guaranteed the notes. We can redeem the notes at any time prior to their maturity, provided we give notification between 30 to 60 days prior to the intended redemption date and subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the notes.

        The indenture and the aircraft mortgage and security agreement governing the senior secured notes contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to: (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the senior secured notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries and (v) make investments in or transfer assets to non-restricted subsidiaries. The indenture also restricts our and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of their assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior secured notes may immediately become due and payable.

ECA Financings

        We entered into ECA facility agreements in 1999 and 2004 through certain direct and indirect wholly owned subsidiaries that have been designated as non-restricted subsidiaries under our indentures. The 1999 and 2004 ECA facilities were used to fund purchases of Airbus aircraft through 2001 and June 2010, respectively. New financings are no longer available to us under either ECA facility.

        As of December 31, 2012, approximately $1.9 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility. The interest rates on the loans outstanding under the 2004 ECA facility are either fixed or based on LIBOR and ranged from 0.498% to 4.711% at December 31, 2012. The net book value of the aircraft purchased under the 2004 ECA facility was $4.0 billion at December 31, 2012. The loans are guaranteed by various European ECAs. We have collateralized the debt with pledges of the shares of wholly owned subsidiaries that hold title to the aircraft financed under the facilities. The 2004 ECA facility contains customary events of default and restrictive covenants, including a covenant to maintain a minimum consolidated tangible net worth.

        Because of our current long-term debt ratings, the 2004 ECA facility requires us to segregate security deposits, overhaul rentals and rental payments received under the leases related to the aircraft funded under the 2004 ECA facility (segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt). The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the 2004 ECA facility. At December 31, 2012, and December 31, 2011, respectively, we had segregated security deposits, overhaul rentals and rental payments aggregating approximately $405.4 million and $414.8 million related to aircraft funded under the 2004 ECA facility. The segregated amounts fluctuate with changes in security deposits, overhaul rentals, rental payments and principal and interest payments related to the aircraft funded under the 2004 ECA facility. In addition, if a default resulting in an acceleration of the obligations under the 2004 ECA facility were to occur, pursuant to the cross-collateralization agreement described below, we would have to segregate lease payments, overhaul rentals and security deposits received after such acceleration event occurred from the leases relating to all the aircraft funded under the 1999 ECA facility, even though those aircraft are no longer subject to a loan at December 31, 2012.

        In addition, we must register the existing individual mortgages on certain aircraft funded under both the 1999 and 2004 ECA facilities in the local jurisdictions in which the respective aircraft are registered. The mortgages are only required to be filed with respect to the aircraft that have outstanding loan balances or otherwise as agreed in connection with the cross-collateralization agreement described below.

        We have cross-collateralized the 1999 ECA facility with the 2004 ECA facility. As part of such cross-collateralization we (i) guarantee the obligations under the 2004 ECA facility through our subsidiary established to finance Airbus aircraft under the 1999 ECA facility; (ii) granted mortgages over certain aircraft financed under the 1999 ECA facility and security interests over other collateral related to the aircraft financed under the 1999 ECA facility to secure the guaranty obligation; (iii) have to maintain a loan-to-value ratio (aggregating the aircraft from the 1999 ECA facility and the 2004 ECA facility) of no more than 50%, in order to release liens (including the liens incurred under the cross-collateralization agreement) on any aircraft financed under the 1999 or 2004 ECA facilities or other assets related to the aircraft; and (iv) agreed to apply proceeds generated from certain disposals of aircraft to obligations under the 2004 ECA facility.

Ex-Im Financings

        On December 19, 2012, we issued $287.0 million of pre-funded secured notes due in January 2025 that are guaranteed by the Export-Import Bank of the United States. The notes bear interest at a rate per annum equal to 1.492%. The funds are being held in a restricted cash account and will become available to us in April 2013. We will use the proceeds from the notes to finance the purchase of two new Boeing 777-300ER aircraft.

Secured Bank Debt

        2006 Credit Facility.    We had a credit facility, dated October 13, 2006, as amended, under which the original maximum amount available was $2.5 billion. The interest on the secured loans was based on LIBOR plus a margin of 2.15%, plus facility fees of 0.2% on the outstanding balance. On February 23, 2012, we prepaid the total remaining outstanding amount under this facility of $456.9 million and terminated the facility. In connection with this prepayment, we recognized losses aggregating $3.2 million from the write off of unamortized deferred financing costs and deferred debt discount.

        2011 Secured Term Loan.    On March 30, 2011, one of our non-restricted subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. The loan matures on March 30, 2018, and scheduled principal payments commenced in June 2012. The loan bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted initially included a portfolio of 54 aircraft, together with attached leases and all related equipment, with an average appraised base market value, as defined in the loan agreement, of approximately $2.4 billion as of January 1, 2011, and the equity interests in certain SPEs that own the pledged aircraft and related equipment and leases. The $2.4 billion was equal to an initial loan-to-value ratio of approximately 65%. The proceeds of the loan were made available to the subsidiary borrower as aircraft were transferred to the SPEs, at an advance rate equal to 65% of the initial appraised value of the aircraft transferred to the SPEs. At December 31, 2012, all $1.5 billion borrowed under the agreement had been advanced to the subsidiary borrower.

        The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which varies over time, as set forth in the term loan agreement. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The subsidiary borrower can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty before March 30, 2013. The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        AeroTurbine Revolving Credit Agreement.    AeroTurbine has a credit facility that expires on December 9, 2015 and provides for a maximum aggregate available amount of $430 million, subject to availability under a borrowing base calculated based on AeroTurbine's aircraft assets and accounts receivable. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $70 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so. Borrowings under the facility bear interest determined, with certain exceptions, based on LIBOR plus a margin of 3.0%. AeroTurbine's obligations under the facility are guaranteed by ILFC on an unsecured basis and by AeroTurbine's subsidiaries (subject to certain exclusions) and are secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors. The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common stock). As of December 31, 2012, AeroTurbine had $260.0 million outstanding under the facility.

        Secured Commercial Bank Financings.    In May 2009, ILFC provided $39.0 million of subordinated financing to a non-restricted subsidiary. The entity used these funds and an additional $106.0 million borrowed from third parties to purchase an aircraft, which it leases to an airline. The $106.0 million loan has two tranches, both secured by the aircraft and related lease receivable. The first tranche is $82.0 million, fully amortizes over the lease term, and is non-recourse to ILFC. The second tranche is $24.0 million, partially amortizes over the lease term, and is guaranteed by ILFC. Both tranches mature in May 2018 with interest rates based on LIBOR. At December 31, 2012, the interest rates on the $82.0 million and $24.0 million tranches were 3.364% and 5.064%, respectively. The entity entered into two interest rate cap agreements to economically hedge the related LIBOR interest rate risk in excess of 4.00%. At December 31, 2012, $66.0 million was outstanding under the two tranches and the net book value of the aircraft was $127.1 million. Subsequent to December 31, 2012, we prepaid in full the total outstanding amount under both tranches of this loan.

        In June 2009, ILFC borrowed $55.4 million through a non-restricted subsidiary, which owns one aircraft leased to an airline. Approximately half of the original loan amortizes over five years and the remaining $27.5 million is due in 2014. The loan is non-recourse to ILFC and is secured by the aircraft and the lease receivables. The interest rate on the loan is fixed at 6.58%. At December 31, 2012, $34.1 million was outstanding and the net book value of the aircraft was $84.3 million.

        In March 2012, one of ILFC's indirect non-restricted subsidiaries entered into a $203 million term loan facility that was used to finance the purchase of seven Boeing 737-800s. The principal of each senior loan issued under the facility will partially amortize over six years, with the remaining principal payable at the maturity date. At December 31, 2012, the average interest rate on the loans was 4.733%. The loans are non-recourse to ILFC except under limited circumstances and are secured by the purchased aircraft and lease receivables. The subsidiary borrower can voluntarily prepay the loans at any time subject to a 2% prepayment fee prior to March 30, 2014 and a 1% prepayment fee between March 30, 2014 and March 30, 2015.

        The subsidiary borrowers are prohibited under these agreements from: (i) incurring additional debt; (ii) incurring additional capital expenditures; (iii) hiring employees; and (iv) negatively pledging the assets securing their respective facility.

Institutional Secured Term Loans

        In 2010, we entered into the following term loans, both of which were repaid or refinanced in 2012:

  •
  $750 million term loan agreement secured by 43 aircraft and all related equipment and leases, with an initial loan-to-value ratio of approximately 56%. The loan had an original maturity date of March 17, 2015, and bore interest at LIBOR plus a margin of 4.75% with a LIBOR floor of 2.0%. On March 23, 2012, we repaid the loan in full. In connection with the prepayment of this loan, we recognized losses aggregating $17.7 million from the write off of unamortized deferred financing costs and deferred debt discount.

  •
  $550 million term loan agreement entered into through a non-restricted subsidiary. The obligations of the subsidiary borrower were guaranteed on an unsecured basis by ILFC and on a secured basis by certain non-restricted subsidiaries of ILFC that held title to 37 aircraft, with an initial loan-to-value ratio of approximately 57%. The loan had an original maturity date of March 17, 2016, and bore interest at LIBOR plus a margin of 5.0% with a LIBOR floor of 2.0%. On April 12, 2012, we refinanced the loan with a new $550 million secured term loan, as further discussed below.

        In 2012, we entered into the following term loans:

  •
  $900 Million Secured Term Loan: On February 23, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $900 million. The loan matures on June 30, 2017, and bears interest at LIBOR plus a margin of 4.0% with a 1.0% LIBOR floor, or, if applicable, a base rate plus a margin of 3.0%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures and that hold title to 62 aircraft and all related equipment and leases with an average appraised base market value, as defined in the loan agreement, of approximately $1.66 billion as of December 31, 2011. The $1.66 billion equals an initial loan-to-value ratio of approximately 54%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time.

  •
  $550 Million Secured Term Loan: On April 12, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $550 million. The loan matures on April 12, 2016, and bears interest at LIBOR plus a margin of 3.75% with a 1% LIBOR floor. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures and that hold title to 36 aircraft and all related equipment and leases with an average initial appraised base market value, as defined in the loan agreement, of approximately $1.0 billion. The $1.0 billion equals an initial loan-to-value ratio of approximately 55%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty prior to April 12, 2013. We used the proceeds from this loan to prepay in full our $550 million secured term loan that was scheduled to mature on March 17, 2016. In connection with this refinancing of our $550 million secured term loan, 92% of the transaction was accounted for as a modification of the 2010 secured term loan and we recorded $4.7 million of the arrangement fee in Selling, general and administrative expense and $2.0 million as early extinguishment of debt.

        The loans each require a loan-to-value ratio of no more than 63%. If either subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The loans contain customary covenants and events of default, including covenants that limit the ability of the subsidiary borrowers and their subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrowers and their subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

Unsecured Bonds and Medium-Term Notes

        Shelf Registration Statement.    We have an effective shelf registration statement filed with the SEC. We have an unlimited amount of debt securities registered for sale under the shelf registration statement.

        We have issued unsecured notes with an aggregate principal amount outstanding of $11.1 billion under our current and previous shelf registration statements, including $750 million of 4.875% notes due 2015 and $750 million of 5.875% notes due 2019, each issued in March 2012, and $750 million of 5.875% notes due 2022, issued in August 2012. We received aggregate net proceeds of approximately $2.22 billion from these notes issuances after deducting underwriting discounts and commissions and fees. We used part of the net proceeds from the March issuances to prepay our $750 million secured term loan due March 17, 2015, and the remainder will be used for general corporate purposes, including the repayment of existing indebtedness and the purchase of aircraft. The debt securities outstanding under our shelf registration statements mature through 2022 and bear interest rates that range from 4.875% to 8.875%.

        We used a portion of the approximately $2.2 billion of net proceeds from the sale of notes issued under our shelf registration statement in May 2011 to purchase notes validly tendered and accepted in the tender offers that were announced during the second quarter of 2011. The remaining net proceeds from the sale of the notes issued in May 2011 were used for general corporate purposes.

        Tender Offers to Purchase Notes.    On June 17, 2011, we completed the above mentioned tender offers and accepted for purchase previously issued notes with an aggregate principal amount of approximately $1.67 billion, resulting in total cash consideration, including accrued and unpaid interest, of approximately $1.75 billion. In connection with the cancellation of the notes, we recognized losses aggregating approximately $61.1 million, which included the cost of repurchasing the notes and the write off of the remaining unamortized deferred financing costs.

        Other Senior Notes.    On March 22, 2010 and April 6, 2010, we issued a combined $1.25 billion aggregate principal amount of 8.625% senior notes due September 15, 2015, and $1.5 billion aggregate principal amount of 8.750% senior notes due March 15, 2017, pursuant to an indenture dated as of March 22, 2010. The notes are due in full on their scheduled maturity dates. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        The indenture governing the notes contains customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior notes may immediately become due and payable.

Unsecured Revolving Credit Agreement

        2012 Credit Facility.    On October 9, 2012, we entered into a $2.3 billion three-year unsecured revolving credit facility with a group of 10 banks. Concurrently, we terminated our existing revolving credit agreement originally scheduled to expire in January 2014. Our new revolving credit facility provides for interest rates based on either a base rate or LIBOR plus a margin, currently 2.25%, determined by reference to our ratio of consolidated indebtedness to shareholders' equity. The credit agreement contains customary events of default and restrictive covenants that, among other things, limit our ability to incur liens and transfer or sell assets. The credit agreement also contains financial covenants that require us to maintain a minimum interest coverage ratio and a maximum ratio of consolidated indebtedness to shareholders' equity. As of December 31, 2012 and February 25, 2013, we had not drawn on our revolving credit facility.

Unsecured Bank Debt

        2011 Credit Facility.    We had a $2.0 billion unsecured three-year revolving credit facility with a group of 11 banks, with interest rates based on either a base rate or LIBOR plus an applicable margin determined by a ratings-based pricing grid. The facility was originally set to expire in January 2014. On October 9, 2012, we terminated the facility and entered into a new $2.3 billion unsecured three-year revolving credit facility, as described above.

        2006 Credit Facility.    The unsecured loans outstanding under our 2006 credit facility matured and were paid in full on October 13, 2011. The interest on the loans was based on LIBOR plus a margin of 0.65% plus facility fees of 0.2% of the outstanding balance.

Subordinated Debt

        In December 2005, we issued two tranches of subordinated debt totaling $1.0 billion. Both tranches mature on December 21, 2065. The $400 million tranche has a call option date of December 21, 2015. We can call the $600 million tranche at any time. The interest rate on the $600 million tranche is a floating rate with a credit spread of 1.55% plus the highest of (i) 3 month LIBOR; (ii)10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. The interest rate resets quarterly and at December 31, 2012, the interest rate was 4.54%. The $400 million tranche has a fixed interest rate of 6.25% until the 2015 call option date, and if we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on the initial credit spread of 1.80% plus the highest of (i) 3 month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. If we choose to redeem the $600 million tranche, we must pay 100% of the principal amount of the bonds being redeemed, plus any accrued and unpaid interest to the redemption date. If we choose to redeem only a portion of the outstanding bonds, at least $50 million principal amount of the bonds must remain outstanding.

        In connection with the issuance of the subordinated debt, we entered into two contribution agreements (one for each tranche) with AIG that obligate AIG to make capital contributions to us in an amount equal to the aggregate accrued and unpaid interest on the subordinated debt following the occurrence of certain "mandatory trigger events". If AIG completes its anticipated sale of up to 90.0% of our common stock to an investor group, AIG will be able to terminate the contribution agreements. Under the terms of the subordinated debt, failure to comply with certain financial covenants requiring a minimum ratio of tangible equity to total managed assets and a minimum fixed charge coverage ratio will result in a mandatory trigger event. If a mandatory trigger event occurs after the contribution agreements have been terminated and we are unable to raise sufficient capital through the sale of our stock (in the manner permitted by the terms of the subordinated debt) to cover the next interest payment on the subordinated debt, a "mandatory deferral event" will occur. Following a mandatory deferral event, we will be required to defer all interest payments on the subordinated debt and prohibited from paying cash dividends on our capital stock until we are in compliance with both financial covenants or have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.

Loss on Extinguishment of Debt

        2012.    During the year ended December 31, 2012, we prepaid the remaining $456.9 million outstanding under our secured credit facility dated October 13, 2006. We also prepaid in full our $750 million secured term loan and we refinanced our $550 million secured term loan at a lower interest rate. In connection with these prepayments and refinancing, we recognized charges aggregating $22.9 million from the write off of unamortized deferred financing costs and deferred debt discount.

        2011.    On June 17, 2011, we completed tender offers and accepted for purchase previously issued notes with an aggregate principal amount of approximately $1.67 billion, resulting in total cash consideration, including accrued and unpaid interest, of approximately $1.75 billion. In connection with the cancellation of the notes, we recognized losses aggregating approximately $61.1 million, which included the cost of repurchasing the notes and the write off of the remaining unamortized deferred financing costs.

Existing Commitments

        Maturities of debt financing (excluding deferred debt discount) at December 31, 2012 are as follows:

(Dollars in thousands)
2013	$4,054,495
2014	3,045,003
2015	2,811,990
2016	3,291,194
2017	3,304,860
Thereafter	7,887,577

$24,395,119

Other

        Under the most restrictive provisions of our debt agreements, consolidated retained earnings at December 31, 2012, in the amount of $1.6 billion are unrestricted as to payment of dividends based on consolidated net tangible worth requirements. We have not paid any dividends on our common stock since 2008. Under the terms of our subordinated debt, we may be restricted from paying cash dividends on our capital stock in the future if we fail to comply with certain covenants, as described above under "—Subordinated Debt."

Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

K. Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

        As of June 30, 2013 and December 31, 2012, Security deposits, deferred overhaul rentals and other customer deposits were comprised of:

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Security deposits paid by lessees	$1,200,997	$1,115,213
Deferred overhaul rentals	854,034	754,175
Rents received in advance and Straight-line rents	449,390	453,837
Other customer deposits	231,580	201,756

Total	$2,736,001	$2,524,981

Note L—Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

        As of December 31, 2012 and 2011, Security deposits, deferred overhaul rentals and other customer deposits were comprised of:

	As of December 31,
	2012	2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,115,213	$1,089,771
Deferred overhaul rentals	754,175	718,472
Rents received in advance and Straight-line rents	453,837	272,205
Other customer deposits	201,756	227,189

Total	$2,524,981	$2,307,637

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity
Shareholders' Equity

Note M—Shareholders' Equity

Market Auction Preferred Stock

        The MAPS have a liquidation value of $100,000 per share and are not convertible. The dividend rate, other than the initial rate, for each dividend period for each series is to be reset approximately every seven weeks (49 days) on the basis of orders placed in an auction, provided such auctions are able to occur. At the present time, there is no ability to conduct such auctions. Therefore, the MAPS certificates of determination dictate that a "maximum applicable rate" (as calculated on each auction date pursuant to the certificates of determination) be paid on the MAPS. At December 31, 2012, the dividend rate for Series A MAPS was 0.50% and the dividend rate for Series B MAPS was 0.36%.

Paid-in Capital

        We recorded approximately $2.6 million in 2012, $(8.0) million in 2011 and $2.8 million in 2010 in Paid-in capital for debt issue cost, compensation and other expenses paid by AIG on our behalf, which we were not required to pay. We adjusted Paid-in capital by $8.0 million for the year ended December 31, 2011, resulting from an adjustment for forfeited pension benefits. The pension expenses had been recorded in Paid-in capital in previous years when recognized.

        In addition, in 2012 we received one corporate aircraft from AIG and recorded $16.7 million, net of taxes of $9.2 million, as a capital contribution in Paid-in capital to reflect the transaction.

Accumulated Other Comprehensive (Loss) Income

        Accumulated other comprehensive (loss) income consists of changes in fair value of derivative instruments that qualify as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale." The fair value of derivatives is based upon a model that employs current interest and volatility rates as well as other observable inputs as applicable. The fair value of marketable securities was determined using quoted market prices.

        At December 31, 2012 and 2011, our accumulated other comprehensive (loss) income consisted of the following:

	2012	2011
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $7,054 (2012) and $10,642 (2011)	$(12,931)	$(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax of $240 (2012) and $68 (2011)	440	127

Total accumulated other comprehensive (loss) income	$(12,491)	$(19,637)

Retained Earnings

        We recorded $25.4 million, net of taxes of $11.8 million, as a dividend charged to Retained earnings during 2012 when we transferred two corporate aircraft to AIG.

Rental Income	12 Months Ended
Dec. 31, 2012
Rental Income
Rental Income

Note N—Rental Income

        Minimum future rentals on non-cancelable operating leases and subleases of flight equipment that has been delivered as of December 31, 2012 are shown below.

Year Ended	(Dollars in thousands)
2013	$3,853,694
2014	3,343,945
2015	2,630,761
2016	2,001,212
2017	1,346,960
Thereafter	1,628,759

        Additional net overhaul rentals recognized aggregated $241.6 million in 2012, $198.8 million in 2011 and $270.3 million in 2010, from overhaul rental collections of $722.0 million, $734.0 million and $749.0 million, respectively, for those periods. Flight hour rental revenue we earned based on the lessees' usage aggregated $105.3 million in 2012, $54.4 million in 2011 and $58.5 million in 2010. Flight equipment is leased, under operating leases, with remaining terms ranging from one to 14 years.

        Lease Incentives:    Unamortized lease incentives of $128.6 million, $119.9 million and $89.3 million at December 31, 2012, 2011 and 2010, respectively, are included in Lease receivables and other assets on our Consolidated Balance Sheets. We capitalized lease incentives of $65.8 million, $89.6 million, and $55.4 million, for the years ended December 31, 2012, 2011 and 2010, respectively. During the years ended December 31, 2012, 2011 and 2010, we amortized lease incentives into Rentals of flight equipment aggregating $61.5 million, $63.4 million and $47.8 million, respectively.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

C. Income Taxes

        Our effective tax rate for the six months ended June 30, 2013 was effected by a $9.9 million interest refund allocation from AIG related to IRS audit adjustments, which had a beneficial impact to our effective tax rate and was discretely recorded for the six months ended June 30, 2013. Our effective tax rate for the three months ended June 30, 2013 was effected by minor permanent items and interest accrued on uncertain tax positions and IRS audit adjustments. Our effective tax rate for the three and six months ended June 30, 2012 was beneficially impacted due to a May 2012 decision granted in favor of a taxpayer whereby the Federal Court of Claims held that in calculating the gain realized upon the sale of an asset under the Foreign Sales Corporation regime, the asset's adjusted tax basis should not be reduced by the amount of disallowed depreciation deductions allocable to tax-exempt foreign trade income. Based upon the decision reached in the case, we have adjusted our tax basis in certain flight equipment and recorded an income tax benefit of approximately $544 million and a corresponding reserve of $381 million for uncertain tax positions, resulting in a net tax benefit of $164 million in the three and six months ended June 30, 2012.

Note O—Income Taxes

        The following table presents income (loss) from continuing operations before income tax expense (benefit) by U.S. and foreign income (loss), based on the location in which such pre-tax income (loss) was earned or incurred.

	Years Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
U.S.	$19,835	$(1,309,684)	$(1,095,788)
Foreign	351,256	275,705	331,152

Total	$371,091	$(1,033,979)	$(764,636)

        Our foreign entities are generally treated as foreign disregarded entities of a U.S. corporation for U.S federal income tax purposes. Accordingly, the foreign income is also subject to U.S. federal income tax on a current basis.

        The (benefit) provision for income taxes is comprised of the following:

	2012	2011	2010
	(Dollars in thousands)
Current:
Federal	$23,859	$156,086	$41,357
State	(613)	1,175	677
Foreign	494	990	1,459

	23,740	158,251	43,493
Deferred:
Federal	(73,202)	(553,439)	(314,923)
State	(6,332)	32,443	(22,940)
Foreign	16,563	52,667	25,402

	(62,971)	(468,329)	(312,461)

	$(39,231)	$(310,078)	$(268,968)

        ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Under our tax sharing agreement with AIG, we settle our current tax liability as if ILFC and its subsidiaries are each a separate taxpayer. Thus, AIG credits us to the extent our net operating losses, foreign tax credits and other tax benefits (calculated on a separate return basis) are used in AIG's consolidated tax return and charges us to the extent of our tax liability (calculated on a separate return basis).

        The net deferred tax liability consists of the following deferred tax liabilities (assets):

	2012	2011
	(Dollars in thousands)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment	$4,999,957	$4,992,981

Total Deferred Tax Liabilities	$4,999,957	$4,992,981

Deferred Tax Assets
Straight line rents	$(23,719)	$(6,102)
Estimated reimbursements of overhaul rentals	(267,157)	(261,833)
Capitalized overhauls	(100,418)	(80,479)
Rent received in advance	(91,879)	(89,013)
Derivatives	(8,155)	(12,532)
Accruals and reserves	(110,466)	(119,232)
Net operating loss carry forward and other tax attributes	(211,854)	(143,108)
Investment in foreign subsidiaries	(69,230)	(52,668)
Other	(10,146)	(52,667)

Total Deferred Tax Assets	$(893,024)	$(817,634)

Valuation Allowance	$35,790	$29,242

Total Deferred Tax Assets After Valuation Allowance	$(857,234)	$(788,392)

Net Deferred Tax Liability	$4,142,723	$4,204,589

        Our U.S. federal net operating losses are generally classified as deferred tax assets due to uncertainties with regard to the timing of their future utilization in the consolidated tax return of AIG. On a separate tax return basis, we have U.S. federal gross net operating loss carryforwards of $995 million and $305.6 million for December 31, 2012 and December 31, 2011, respectively. Our U.S. federal net operating loss carryforwards expire beginning in 2028. In addition, as of December 31, 2012 and December 31, 2011, we also have gross foreign net operating loss carryforwards of $283.0 million and $317.8 million, respectively. Our foreign net operating loss carryforwards do not expire. In Australia, because we do not expect to generate sufficient sources of taxable income to fully utilize our foreign net operating loss carryforwards, we have recorded a valuation allowance of $35.8 million and $29.2 million, resulting in a deferred tax asset, net of valuation allowance, of $0 million and $43.0 million at December 31, 2012 and December 31, 2011, respectively. We have U.S. foreign tax credits carryforwards which begin to expire in 2018. We also have certain state net operating loss carryforwards which begin to expire in 2025.

        In making our assessment of the realization of deferred tax assets including net operating loss carry forwards, we considered all available evidence, including (i) the projected amount, nature and timing of the realization of deferred tax liabilities; (ii) current and projected taxable income; (iii) implications of our tax sharing agreement with AIG; and (iv) tax planning strategies.

        A reconciliation of the expected total provision at the statutory tax rate for income taxes to the amount recorded is as follows:

	2012	2011	2010
	(Dollars in thousands)
Computed expected provision at 35%	$129,882	$(361,893)	$(267,623)
State income tax, net of Federal	(4,514)	21,852	(14,470)
Foreign Taxes	—	—	133
IRS audit adjustments	(2,802)	37,011	8,656
Tax basis adjustment	(162,639)	—	—
Other	842	(7,048)	4,336

Provision for income taxes	$(39,231)	$(310,078)	$(268,968)

        We are periodically advised of certain IRS and other adjustments identified in the AIG's consolidated tax return which are attributable to our operations. Under our tax sharing arrangement, we provide a charge or credit for the effect of the adjustments and the related interest in the period we are advised of such adjustments and interest. We recognized $(2.8) million, $37 million and $8.7 million of IRS audit adjustments in our Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010, respectively.

        In May 2012, a decision in favor of a taxpayer was granted whereby the U.S. Court of Federal Claims held that in calculating the gain realized upon the sale of an asset under the Foreign Sales Corporation regime, the asset's adjusted tax basis should not be reduced by the amount of disallowed depreciation deductions allocable to tax-exempt foreign trade income. Based upon the decision reached in the case, we have adjusted our tax basis in certain flight equipment and recorded an income tax benefit of approximately $601 million and a corresponding reserve of $438.5 million for uncertain tax positions, resulting in a net tax benefit of $162.6 million.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(Dollars in thousands)
Balance at January 1, 2010	$165,824
Additions based on tax positions related to 2010	53,584
Additions for tax positions of prior years	5,944
Reductions for tax positions of prior years	—

Balance at December 31, 2010	225,352

Additions based on tax positions related to 2011	48,549
Additions for tax positions of prior years	800
Reductions for tax positions of prior years	(18,115)

Balance at December 31, 2011	256,586

Additions based on tax positions related to 2012	480,927
Additions for tax positions of prior years	5,652
Reductions for tax positions of prior years	(17,419)

Balance at December 31, 2012	$725,746

        Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. We recognized $2.7 million, $(4.3) million and $5.0 million of interest, net of the federal benefit, in the Consolidated Statements of Operations for the years ended December 31, 2012, 2011, and 2010, respectively. At December 31, 2012, 2011, and 2010, we had accrued $11.7 million, $8.9 million and $13.2 million, respectively, for the payment of interest, net of the federal tax benefit. At December 31, 2012, 2011 and 2010, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the tax rate were $725.7 million, $256.6 million and $225.3 million, respectively.

        We regularly evaluate adjustments proposed by taxing authorities. At December 31, 2012, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

        Although we operate in various countries throughout the world, the major tax jurisdictions in which we operate in are the U.S. and Ireland. In the U.S., we are included in AIG's consolidated federal income tax return, which is currently under examination for tax years 2000 through 2006. In Ireland, we are subject to examination for tax years from 2008 through 2011.

Other Information	12 Months Ended
Dec. 31, 2012
Other Information
Other Information

Note P—Other Information

Concentration of Credit Risk

        We lease and sell aircraft to airlines and others throughout the world and our leases and notes receivables are from entities located throughout the world. We generally obtain deposits on leases and obtain collateral in flight equipment on notes receivable. No single customer accounted for more than 10% of total revenues in 2012, 2011 or 2010.

        Our 2012 revenues from rentals of flight equipment include $62.6 million (1.4% of total revenue) from lessees who filed for bankruptcy protection or ceased operations during 2012.

Segment Information

        We operate within one industry: the leasing, sales and management of flight equipment. AeroTurbine is not material to our financial statements and therefore not considered a segment.

Geographic Concentration

        Revenues from rentals of flight equipment to airlines outside the U.S. were $4.1 billion in 2012, $4.2 billion in 2011 and $4.4 billion in 2010, comprising 93.6%, 94.4% and 93.6%, respectively, of total revenues from rentals of flight equipment. The following table sets forth the dollar amount and percentage of total revenues from rentals of flight equipment attributable to the indicated geographic areas based on each airline's principal place of business for the years indicated:

	2012			2011			2010
	Amount		%	Amount		%	Amount	%
	(Dollars in thousands)
Europe	$1,561,565	(a)	35.9%	$1,730,203	(a)	38.8%	$1,893,679	40.1%
Asia and the Pacific	1,295,799		29.8	1,335,533		30.0	1,430,017	30.2
The Middle East and Africa	540,047		12.4	555,058		12.5	585,679	12.4
U.S. and Canada	389,533		9.0	362,067		8.1	375,496	7.9
Commonwealth of Independent States	287,643		6.6	244,418		5.5	235,235	5.0
Central and South America and Mexico	271,015		6.3	227,126		5.1	206,396	4.4

	$4,345,602	(b)	100.0%	$4,454,405	(b)	100.0%	$4,726,502	100.0%

(a)
Includes $352,363 (2012), $400,300 (2011) and $429,366 (2010) of revenue attributable to customers whose principal business is located in the Euro-zone periphery, which is comprised of Greece, Ireland, Italy, Portugal and Spain. Revenues generated from Europe have decreased from 2010 through 2012 as a result of increased repossessions of aircraft from European customers following the European sovereign debt crisis, that we re-leased to airlines domiciled elsewhere.

(b)
Includes AeroTurbine lease revenue of $78,922 for the year ended December 31, 2012 and $19,874 from its acquisition date of October 7, 2011, to December 31, 2011.

        Our revenues from all of our customers based in each of China and France exceeded 10% of our consolidated revenues for such periods, as set forth in the table below. No other individual country accounted for more than 10% of our total revenues during the periods indicated:

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
China	$743,447	17.1%	$766,350	17.2%	$815,683	17.3%
France	457,007	10.5	487,027	10.9	516,899	10.9

Currency Risk

        Our functional currency is U.S. dollars. Foreign exchange risk arises from our and our lessees' operations in multiple jurisdictions. All of our aircraft purchase agreements are negotiated in U.S. dollars, we currently receive substantially all of our revenue in U.S. dollars and we pay substantially all of our expenses in U.S. dollars. We currently have a limited number of leases denominated in foreign currencies, maintain part of our cash in foreign currencies, pay taxes in foreign currencies, and incur some of our expenses in foreign currencies, primarily the Euro. A decrease in the U.S. dollar in relation to foreign currencies increases our expenses paid in foreign currencies and an increase in the U.S. dollar in relation to foreign currencies decreases our lease revenue received from foreign currency denominated leases. Because we currently receive most of our revenues in U.S. dollars and pay most of our expenses in U.S. dollars, a change in foreign exchange rates would not have a material impact on our results of operations or cash flows. We do not have any restrictions or repatriation issues associated with our foreign cash accounts. Foreign currency transaction (losses) gains in the amounts of $0.7 million, $(2.4) million and $(2.3) million were recognized for the periods ended December 31, 2012, 2011, and 2010, respectively, and are included in Other income in our Consolidated Statements of Operations.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

Note Q—Employee Benefit Plans

        Our employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, and various stock based and other compensation plans. During 2012, we set up our own voluntary savings plan (401(k) plan) and transferred all participating employee's savings from the 401(k) plan sponsored by AIG.

Pension Plans

        Pension plan and 401(k) plan expenses allocated to us by AIG were $4.9 million for 2012, $4.7 million for 2011 and $23.8 million for 2010, including a $20.2 million out of period adjustment, and are included in Selling, general and administrative in our Consolidated Statements of Operations. See Note A—Basis of Preparation.

        AIG's U.S. benefit plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceeded the plan assets at December 31, 2012 by approximately $1.4 billion.

        Effective April 1, 2012, the AIG Retirement Plan was converted from final average pay to cash balance formulas comprised of pay credits based on six percent of a plan participant's annual compensation (subject to IRS limitations) and annual interest credits. However, employees satisfying certain age and service requirements (i.e. grandfathered employees) remain covered under the old plan formula, which is based upon a percentage of final average compensation multiplied by years of credited service, up to 44 years.

        AIG also sponsors several non-qualified unfunded defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by the qualified plan. These include the AIG Non-Qualified Retirement Income Plan (AIG NQRIP) formerly known as AIG Excess Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to certain employees under the qualified plan as a result of federal tax limitations on compensation and benefits payable.

Share-Based and Other Compensation Plans

        At December 31, 2012, our employees participated in the following share-based and other compensation plans: (i) ILFC Deferred Compensation Plan; (ii) AIG Long Term Incentive Plan for ILFC Employees; and (iii) stock salary awards and restricted stock units.

        We recorded compensation expenses of $15.4 million, $(3.2) million and $12.8 million for our participation in AIG's share-based payment and liability programs and $12.7 million, $9.9 million and $6.4 million for our deferred compensation and long-term incentive plans for the years ended December 31, 2012, 2011, and 2010, respectively. The impact of all plans, both individually and in the aggregate, is immaterial to the consolidated financial statements.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies.
Commitments and Contingencies

L. Commitments and Contingencies

        At June 30, 2013, we had committed to purchase 281 new aircraft (of which 13 are through sale-leaseback transactions), three used aircraft from third parties, and nine new spare engines scheduled for delivery through 2022. Subsequent to June 30, 2013, we contracted with Embraer S.A. to purchase 50 E-Jets E2 aircraft scheduled for delivery through 2022, and agreed with Airbus to purchase up to 15 A321 aircraft scheduled for delivery through 2015, subject to meeting certain conditions, that are committed for lease to a single airline. Our aggregate estimated total remaining payments for these 346 new aircraft, three used aircraft and nine spare engines (including adjustment for anticipated inflation) was approximately $22.4 billion, at July 24, 2013. These commitments to purchase new aircraft and engines, other than the sale-leaseback transactions, are based upon agreements with each of Boeing, Airbus, Embraer and Pratt and Whitney. In addition, AeroTurbine has agreed to purchase five used aircraft and three engines under other flight equipment purchase agreements for an aggregate purchase commitment of $77.1 million.

Guarantees

  •
  Asset Value Guarantees:  We provide guarantees on a portion of the residual value of certain aircraft to financial institutions and other third parties for fees. As of June 30, 2013, we provided 13 such guarantees that had not yet been exercised. These guarantees expire at various dates through 2023 and generally obligate us to pay the shortfall between the fair market value and the guaranteed value of the aircraft and provide us with an option to purchase the aircraft for the guaranteed value. We have also been called upon to perform under five such guarantees and, as a result, we purchased two used aircraft during the six months ended June 30, 2013 and expect to purchase another three such aircraft during the remainder of 2013. At June 30, 2013, the total reserves related to these guarantees, both exercised and unexercised, aggregated $31.6 million. At June 30, 2013, the maximum aggregate potential commitment that we were obligated to pay under the 13 unexercised guarantees, without any offset for the projected value of the aircraft or other features that may limit our exposure, was approximately $330.6 million.

  •
  Aircraft Loan Guarantees:  We guarantee one loan collateralized by an aircraft. The guarantee expires in 2014, when the loan matures, and obligates us to pay an amount up to the guaranteed value upon the default of the borrower, which will be offset by a portion of the underlying value of the aircraft collateral. At June 30, 2013, the guaranteed value, without any offset for the projected value of the aircraft, was approximately $5.8 million.

        Management regularly reviews the underlying values of the aircraft collateral to determine our exposure under asset value guarantees and aircraft loan guarantees. We recorded provisions for losses on asset value guarantees of $6.6 million related to two asset value guarantees during the six months ended June 30, 2013. We did not record any provisions for losses on asset value guarantees during the three months ended June 30, 2013. The carrying balance of guarantees of $35.9 million, which consists of unamortized deferred premiums and reserves, is included in Accrued interest and other payables on our Condensed, Consolidated Balance Sheets.

Contingencies

Legal Proceedings

        Yemen Airways-Yemenia:    We are named in a lawsuit in connection with the 2009 crash of our Airbus A310-300 aircraft on lease to Yemen Airways-Yemenia, a Yemeni carrier. The plaintiffs are families of deceased occupants of the flight and seek unspecified damages for wrongful death, costs, and fees. The operative litigation commenced in January 2011 and is pending in the United States District Court for the Central District of California. We believe that we have substantial defenses on the merits and that we are adequately covered by available liability insurance. We do not believe that the outcome of the Yemenia lawsuit will have a material effect on our consolidated financial condition, results of operations or cash flows.

        We are also a party to various claims and litigation matters arising in the ordinary course of our business. We do not believe that the outcome of these matters, individually or in the aggregate, will be material to our consolidated financial condition, results of operations or cash flows.

Note R—Commitments and Contingencies

Aircraft Orders

        At December 31, 2012, we had committed to purchase 229 new aircraft (of which four are through sale-leaseback transactions), five used aircraft from third parties, and nine new spare engines scheduled for delivery through 2021 with aggregate estimated total remaining payments (including adjustment for anticipated inflation) of approximately $17.5 billion. All of the commitments to purchase new aircraft and engines, other than the sale-leaseback transactions, are based upon agreements with each of Boeing, Airbus and Pratt and Whitney. In addition, AeroTurbine has agreed to purchase one used aircraft and three engines under other flight equipment purchase agreements for an aggregate purchase commitment of $19.4 million.

        The Boeing aircraft (models 737, 777 and 787), and the Airbus aircraft (models A320neo, A321neo and A350XWB) are being purchased pursuant to the terms of purchase agreements executed by us and Boeing or Airbus. These agreements establish the pricing formulas (which include certain price adjustments based upon inflation and other factors) and various other terms with respect to the purchase of aircraft. Under certain circumstances, we have the right to alter the mix of aircraft type ultimately acquired. As of December 31, 2012, we had made non-refundable deposits on these purchase commitments of approximately $331.1 million and $96.4 million (including payments related to our rights to purchase an additional 50 A320neo family aircraft) with Boeing and Airbus, respectively.

        Management anticipates that a portion of the aggregate purchase price for the acquisition of aircraft will be funded by incurring additional debt. The exact amount of the indebtedness to be incurred will depend upon the actual purchase price of the aircraft, which can vary due to a number of factors, including inflation, and the percentage of the purchase price of the aircraft which must be financed.

Guarantees

        Asset Value Guarantees:    We provide guarantees on a portion of the residual value of certain aircraft to financial institutions and other third parties for fees. As of December 31, 2012, we provided 13 such guarantees that had not yet been exercised. These guarantees expire at various dates through 2023 and generally obligate us to pay the shortfall between the fair market value and the guaranteed value of the aircraft and provide us with an option to purchase the aircraft for the guaranteed value. During 2011 and 2012, we have been called upon to perform under six such guarantees and, as a result, we purchased one used aircraft during the year ended December 31, 2012, and may purchase five used aircraft in 2013. At December 31, 2012, the total reserves related to these guarantees, both exercised and unexercised, aggregated $44.6 million. At December 31, 2012, the maximum aggregate potential commitment that we were obligated to pay under the 13 unexercised guarantees, without any offset for the projected value of the aircraft or other features that may limit our exposure, was approximately $330.6 million.

        Aircraft Loan Guarantees:    We guarantee one loan collateralized by an aircraft. The guarantee expires in 2014, when the loan matures, and obligates us to pay an amount up to the guaranteed value upon the default of the borrower, which will be offset by a portion of the underlying value of the aircraft collateral. At December 31, 2012, the guaranteed value, without any offset for the projected value of the aircraft, was approximately $9.0 million.

        Management regularly reviews the underlying values of the aircraft collateral to determine our exposure under asset value guarantees and loan guarantees. We recorded provisions for losses on asset value guarantees of $31.3 million related to three asset value guarantees during 2012 and $13.5 million related to two asset value guarantees during 2011. We recorded no provision for losses on asset value guarantees during 2010. The carrying balance of guarantees of $49.3 million including reserves (2012) and $21.2 million (2011) is included in Accrued interest and other payables on our Consolidated Balance Sheets.

Leases

        We have operating leases for office space and office equipment extending through 2026. Rent expense was $15.9 million in 2012, $13.0 million in 2011 and $11.3 million in 2010. The leases provide for step rentals over the term and those rentals are considered in the evaluation of recording rent expense on a straight-line basis over the term of the lease. Tenant improvement allowances received from lessors are capitalized and amortized in selling, general and administrative expenses as a reduction of rent expense. Commitments for minimum rentals under the non-cancelable leases at December 31, 2012, are as follows:

(Dollars in thousands)
2013	$17,626
2014	17,831
2015	13,085
2016	3,195
2017	2,619
Thereafter	17,032

Total(a)	$71,388

(a)
Minimum rentals have not been reduced by minimum sublease rentals of $3.5 million in the future under non-cancelable subleases.

Contingencies

Legal Proceedings

        Yemen Airways-Yemenia:    We are named in a lawsuit in connection with the 2009 crash of our Airbus A310-300 aircraft on lease to Yemen Airways-Yemenia, a Yemeni carrier. The plaintiffs are families of deceased occupants of the flight and seek unspecified damages for wrongful death, costs, and fees. The operative litigation commenced in January 2011 and is pending in the United States District Court for the Central District of California. The Yemenia lawsuit is in its incipient stages. We believe that we have substantial defenses on the merits and that we are adequately covered by available liability insurance. We do not believe that the outcome of the Yemenia lawsuit will have a material effect on our consolidated financial condition, results of operations or cash flows.

        We are also a party to various claims and litigation matters arising in the ordinary course of our business. We do not believe that the outcome of any of these matters, individually or in the aggregate, will be material to our consolidated financial position, results of operations or cash flows.

Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Variable Interest Entities
Variable Interest Entities

M. Variable Interest Entities

        Our leasing and financing activities require us to use many forms of SPEs to achieve our business objectives and we have participated to varying degrees in the design and formation of these SPEs. The majority of these entities are wholly owned; we are the primary or only variable interest holder, we are the only decision maker and we guarantee all the activities of the entities. However, these entities meet the definition of a VIE because they do not have sufficient equity to operate without our subordinated financial support in the form of intercompany notes and loans which serve as equity. We have a variable interest in other entities in which we have determined that we are the PB, because we control and manage all aspects of the entities, including directing the activities that most significantly affect these entities' economic performance, and we absorb the majority of the risks and rewards of these entities. We consolidate these entities into our Condensed, Consolidated Financial Statements and the related aircraft are included in Flight equipment and the related borrowings are included in Secured debt financings on our Condensed, Consolidated Balance Sheets.

        We have variable interests in the following entities, in which we have determined we are not the PB because we do not have the power to direct the activities that most significantly affect the entity's economic performance: (i) one entity that we have previously sold aircraft to and for which we manage 18 aircraft, in which our variable interest consists of the servicing fee we receive for the management of 18 aircraft; and (ii) two affiliated entities we sold aircraft to in 2003 and 2004, which aircraft we continue to manage, in which our variable interests consist of the servicing fee we receive for the management of those aircraft. These two affiliated entities, for which we manage aircraft, are consolidated into AIG's financial statements. We do not have any future material liquidity obligations to any of these entities.

Note S—Variable Interest Entities

        Our leasing and financing activities require us to use many forms of entities to achieve our business objectives and we have participated to varying degrees in the design and formation of these entities. Our involvement in VIEs varies and includes being a passive investor in the VIE with involvement from other parties, managing and structuring all the activities, and being the sole shareholder of the VIE. Also see Note K—Debt Financing for more information on entities created for the purpose of obtaining financing.

Non-Recourse Financing Structures

        We consolidate three entities in which ILFC has a variable interest, each of which was established to obtain secured financing for the purchase of aircraft. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect these entities' economic performance, and we absorb the majority of the risks and rewards of these entities. See Note K—Debt Financing for further information.

Wholly-Owned ECA and Ex-Im Financing Vehicles

        We have created certain wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. The secured debt is guaranteed by the European ECAs and the Export-Import Bank of the United States. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our consolidated financial statements.

Other Secured Financings

        We have created a number of wholly-owned subsidiaries for the purpose of obtaining secured financings. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our consolidated financial statements. See Note K—Debt Financing for more information on these financings.

Wholly-Owned Leasing Entities

        We have created wholly owned subsidiaries for the purpose of facilitating aircraft leases with airlines. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany loans, which serve as equity. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of the entities. These entities are therefore consolidated into our consolidated financial statements.

Other Variable Interest Entities

        We have variable interests in the following entities, in which we have determined we are not the PB because we do not have the power to direct the activities that most significantly affect the entity's economic performance: (i) one entity we previously sold one aircraft to, in which our variable interests include debt financings and preferential equity interests; (ii) two entities that we have previously sold aircraft to and for which we manage 19 aircraft, in which our variable interest consists of the servicing fee we receive for the management of 19 aircraft; and (iii) two affiliated entities we sold aircraft to in 2004 and 2005, which aircraft we continue to manage, in which our variable interests consist of the servicing fee we receive for the management of those aircraft. These two affiliated entities, for which we manage aircraft, are consolidated into AIG's financial statements. We do not believe that we will have any future material liquidity obligations to any of these entities.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

N. Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Assets and liabilities recorded at fair value on our Condensed, Consolidated Balance Sheets are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure the fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets; Level 2 refers to fair values estimated using significant other observable inputs; and Level 3 refers to fair values estimated using significant non-observable inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The following table presents our assets and liabilities measured at fair value on a recurring basis, categorized using the fair value hierarchy described above:

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
June 30, 2013
Derivative assets	$—	$—		$—	$—	$—
Derivative liabilities	—	(13,982)	(a)	—	—	(13,982)

Total	$—	$(13,982)		$—	$—	$(13,982)

December 31, 2012
Derivative assets	$—	$54		$—	$—	$54 (b)
Derivative liabilities	—	(20,933)	(a)	—	—	(20,933)

Total	$—	$(20,879)		$—	$—	$(20,879)

(a)
The balance includes CVA and MVA adjustments of $0.1 million and $0.3 million as of June 30, 2013 and December 31, 2012, respectively.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

        At June 30, 2013 our derivative portfolio consisted of interest rate swap contracts and at December 31, 2012, our derivative portfolio consisted of interest rate swap and interest rate cap contracts. The fair value of these instruments are based upon a model that employs current interest and volatility rates, as well as other observable inputs as applicable. As such, the valuation of these instruments is classified as Level 2.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

        We measure the fair value of flight equipment on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

        The fair value of flight equipment is classified as a Level 3 valuation. Management evaluates quarterly the need to perform a recoverability assessment of flight equipment, and performs this assessment at least annually for all aircraft in our fleet. Recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our flight equipment may not be recoverable, which may require us to change our assumptions related to future projected cash flows. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of the recoverability process, we update the critical and significant assumptions used in the recoverability assessment.

        Fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, flight hour rentals where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

        We recognized impairment charges and fair value adjustments for the six months ended June 30, 2013 and 2012, as provided in Note G—Aircraft Impairment Charges on Flight Equipment Held for Use and Note H—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed.

        The following table presents the effect on our Condensed, Consolidated Financial Statements as a result of the non-recurring impairment charges and fair value adjustments recorded to flight equipment during the six months ended June 30, 2013:

	Book Value at December 31, 2012	Impairment Charges	Reclassifications and Other Adjustments	Sales	Depreciation	Book Value at June 30, 2013
	(Dollars in thousands)
Flight equipment	$470,168	$(162,476)	$(189,765)	$(15,612)	$(22,516)	$79,799
Flight equipment held for sale	—	—	162,250	—	—	162,250
Lease receivables and other assets	1,500	(349)	15,632	(4,592)	—	12,191
Net investment in finance and sales-type leases	—	—	6,689 (a)	—	—	6,689

Total	$471,668	$(162,825)	$(5,194)	$(20,204)	$(22,516)	$260,929

(a)
Includes collections and security deposits applied against the finance and sales-type leases.

Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3

        We measure the fair value of flight equipment on a non-recurring basis, when GAAP requires the application of fair value. The fair value of flight equipment is used in determining the value of (i) aircraft held for use in our fleet when impaired; (ii) aircraft expected to be parted-out; (iii) aircraft to be sold; and (iv) aircraft sold as part of sales-type leases. We use the income approach to measure the fair value of flight equipment, which is based on the present value of estimated future cash flows. The key inputs to the income approach include the current contractual lease cash flows, projected non-contractual future lease cash flows, both of which include estimates of flight hour rental cash flows, where appropriate, extended to the end of the aircraft's economic life or to the end of our estimated holding period in its highest and best use configuration, as well as a contractual or estimated disposition value. The determination of these key inputs in applying the income approach is discussed below.

        The current contractual lease cash flows are based on the in-force lease rates. The projected non-contractual lease cash flows are estimated based on the aircraft type, age, and airframe and engine configuration of the aircraft. The projected non-contractual lease cash flows are applied to a follow-on lease term(s), which are estimated based on the age of the aircraft at the time of re-lease. Follow-on leases are assumed through the aircraft's estimated economic life or estimated holding period. The holding period assumption is the period over which future cash flows are assumed to be generated. Our general assumption is that the aircraft will be leased over a 25-year estimated useful life. However, if a sale or future part-out is likely or has been contracted for, the holding period will be shorter. This holding period is based on the estimated or actual sales date or estimated future part-out or disposal date, respectively. The disposition value is generally estimated based on the type of aircraft (i.e. widebody or narrowbody) and the type and the number of engines on the aircraft. In situations where the aircraft will be disposed of, the residual value assumed is based on a current part-out value, if available, or the contracted sale price, respectively.

        The aggregate cash flows, as described above, are then discounted. The estimated discount rate used is based on the type and age of the aircraft, as well as the duration of the holding period, and incorporates market participant assumptions regarding the likely debt and equity financing components and the required returns of those financing components. Management has identified the key elements affecting the fair value calculation as the discount rate used to discount the estimated cash flows, the holding period of the flight equipment, and the proportion of contractual versus non-contractual cash flows.

	Fair Value at June 30, 2013	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)	$228	Income Approach	Discount Rate	8.0%

			Remaining Holding Period	0-9 years (1 year)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0-100% (23%)
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the three months ended June 30, 2013.

Sensitivity to Changes in Unobservable Inputs

        We consider unobservable inputs to be those for which market data is not available and that we develop using the best information available to us related to assumptions market participants use when pricing the asset or liability. Relevant inputs vary depending on the nature of the asset or liability being measured at fair value. The effect of a change in a particular assumption is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on inputs.

        The significant unobservable inputs utilized in the fair value measurement of flight equipment are the discount rate, the remaining holding period and the non-contractual cash flows. The discount rate is affected by movements in the aircraft funding markets, and can be impacted by fluctuations in required rates of return in debt and equity, and loan to value ratios. The remaining holding period and non-contractual cash flows represent management's estimate of the remaining service period of an aircraft and the estimated non-contractual cash flows over the remaining life of the aircraft. An increase in the discount rate applied would have an inverse effect on the fair value of an aircraft, while an increase in the remaining holding period or the estimated non-contractual cash flows would increase the fair value measurement.

Note T—Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Assets and liabilities recorded at fair value on our Consolidated Balance Sheets are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure the fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets; Level 2 refers to fair values estimated using significant other observable inputs; and Level 3 refers to fair values estimated using significant non-observable inputs.

        At December 31, 2012 and December 31, 2011, our derivative portfolio consisted of interest rate swap and interest rate cap contracts. The fair value of these instruments are based upon a model that employs current interest and volatility rates, as well as other observable inputs as applicable. As such, the valuation of these instruments is classified as Level 2.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The following table presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011, categorized using the fair value hierarchy described above.

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
December 31, 2012:
Derivative assets	$—	$54		$—	$—	$54 (a)
Derivative liabilities	—	(20,933	)(b)	—	—	(20,933)

Total derivative assets, net	$—	$(20,879)		$—	$—	$(20,879)

December 31, 2011:
Derivative assets	$—	$198		$—	$—	$198 (a)
Derivative liabilities	—	(31,756	)(b)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $0.3 million and $6.4 million as of December 31, 2012 and 2011, respectively.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

        We measure the fair value of flight equipment on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

        The fair value of flight equipment is classified as a Level 3 valuation. Management evaluates quarterly the need to perform a recoverability assessment of flight equipment, and performs this assessment at least annually for all aircraft in our fleet. Recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our flight equipment may not be recoverable, which may require us to change our assumptions related to future projected cash flows. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of the recoverability process, we update the critical and significant assumptions used in the recoverability assessment. Fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, flight hour rentals where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

        We recognized impairment charges and fair value adjustments for the years ended December 31, 2012 and 2011, as provided in Note F—Aircraft Impairment Charges on Flight Equipment Held for Use and Note G—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed.

        The following table presents the effect on our consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment for the year ended December 31, 2012:

	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments		Book Value at December 31, 2012
	(Dollars in thousands)
Flight equipment	$449,647	$(192,361)	$(106,871)	$(23,768)	$(20,300	)(a)	$106,347
Flight equipment held for sale	—	—	36,848	(34,677)	—		2,171
Lease receivables and other assets(c)	—	—	29,816	(30,827)	28,937	(b)	27,926
Net investment in finance and sales-type leases(d)	—	—	40,207	—	(12,386)		27,821

Total	$449,647	$(192,361)	$—	$(89,272)	$(3,749)		$164,265

(a)
Includes capitalized costs of $22.4 million relating to engine exchanges.

(b)
Relates to the addition of an aircraft through the exercise of an option that was sold at December 31, 2012.

(c)
Reclassification represents fair value of aircraft parts.

(d)
Excludes measurement of finance and sales-type leases recorded at a gain.

Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3

        We measure the fair value of flight equipment on a non-recurring basis, when GAAP requires the application of fair value. The fair value of flight equipment is used in determining the value of (i) aircraft held for use in our fleet when impaired; (ii) aircraft expected to be parted-out; (iii) aircraft to be sold; and (iv) aircraft sold as part of sales-type leases. We use the income approach to measure the fair value of flight equipment, which is based on the present value of estimated future cash flows. The key inputs to the income approach include the current contractual lease cash flows, projected non-contractual future lease cash flows, both of which include estimates of flight hour rental cash flows, where appropriate, extended to the end of the aircraft's economic life or to the end of our estimated holding period in its highest and best use configuration, as well as a contractual or estimated disposition value. The determination of these key inputs in applying the income approach is discussed below.

        The current contractual lease cash flows are based on the in-force lease rates. The projected non-contractual lease cash flows are estimated based on the aircraft type, age, and airframe and engine configuration of the aircraft. The projected non-contractual lease cash flows are applied to a follow-on lease term(s), which are estimated based on the age of the aircraft at the time of re-lease. Follow-on leases are assumed through the aircraft's estimated economic life or estimated holding period. The holding period assumption is the period over which future cash flows are assumed to be generated. Our general assumption is that the aircraft will be leased over a 25-year estimated useful life. However, if a sale or future part-out is likely or has been contracted for, the holding period will be shorter. This holding period is based on the estimated or actual sales date or estimated future part-out or disposal date, respectively. The disposition value is generally estimated based on the type of aircraft (i.e. widebody or narrowbody) and the type and the number of engines on the aircraft. In situations where the aircraft will be disposed of, the residual value assumed is based on a current part-out value, if available, or the contracted sale price, respectively.

        The aggregate cash flows, as described above, are then discounted. The estimated discount rate used is based on the type and age of the aircraft, as well as the duration of the holding period, and incorporates market participant assumptions regarding the likely debt and equity financing components and the required returns of those financing components. Management has identified the key elements affecting the fair value calculation as the discount rate used to discount the estimated cash flows, the holding period of the flight equipment, and the proportion of contractual versus non-contractual cash flows.

	Fair Value at December 31, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)(b)	$161.0	Income Approach	Discount Rate	8.0% - 14.5% (10.5)%

			Remaining Holding Period	0 - 9 years (2 years)
			Present Value of Non- Contractual Cash Flows as a Percentage of Fair Value	0 - 100% (33)%
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the year ended December 31, 2012.

(b)
Excludes measurement of finance and sales-type leases recorded at a gain.

Sensitivity to Changes in Unobservable Inputs

        We consider unobservable inputs to be those for which market data is not available and that we developed using the best information available to us related to assumptions market participants use when pricing the asset or liability. Relevant inputs vary depending on the nature of the asset or liability being measured at fair value. The effect of a change in a particular assumption is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on inputs.

        The significant unobservable inputs utilized in the fair value measurement of flight equipment are the discount rate, the remaining holding period and the non-contractual cash flows. The discount rate is affected by movements in the aircraft funding markets, and can be impacted by fluctuations in required rates of return in debt and equity, and loan to value ratios. The remaining holding period and non-contractual cash flows represent management's estimate of the remaining service period of an aircraft and the estimated non-contractual cash flows over the remaining life of the aircraft. An increase in the discount rate applied would have an inverse effect on the fair value of an aircraft, while an increase in the remaining holding period or the estimated non-contractual cash flows would increase the fair value measurement.

Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Derivative Financial Instruments

O. Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At June 30, 2013, we had interest rate swap agreements entered into with a related counterparty that mature through 2015. During the six months ended June 30, 2013, we also had two interest rate cap agreements with an unrelated counterparty in connection with a secured financing transaction that were scheduled to mature in 2018. We prepaid the debt related to our interest rate cap agreements and terminated our interest rate cap agreements during the six months ended June 30, 2013.

        All our interest rate swap agreements have been designated as cash flow hedges and changes in fair value of cash flow hedges are recorded in OCI. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. We did not designate the interest rate cap agreements as hedges, and all changes in fair value were recorded in income.

        We have previously de-designated and re-designated certain of our derivative contracts. The balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. Our interest rate swap agreements are recorded at fair value on our balance sheet in Derivative liabilities (see Note N—Fair Value Measurements). All of our derivatives were in a liability position at June 30, 2013. Our interest rate cap agreements at December 31, 2012 were recorded at fair value and included in Lease receivables and other assets. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding at the following dates:

	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
June 30, 2013
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$263,727	$(13,982)

Total derivatives		$—		$(13,982)

December 31, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

        We recorded the following in OCI related to derivative instruments designated as hedging instruments:

	Three Months Ended June 30,		Six Months Ended June 30,
Gain (Loss)	2013	2012	2013	2012
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)(b)	$3,176	$4,283	$6,415	$3,440
Amortization of balances of de-designated hedges and other adjustments	283	283	565	565
Income tax effect	(1,221)	(1,614)	(2,464)	(1,312)

Net changes in cash flow hedges, net of taxes	$2,238	$2,952	$4,516	$2,693

(a)
Includes $(14) and $44 of combined CVA and MVA for the three months ended June 30, 2013 and 2012, respectively, and $(249) and $(4,918) of combined CVA and MVA for the six months ended June 30, 2013 and 2012, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended June 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(31) and $(314), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $3,207 and $4,597, respectively.

Six months ended June 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(288) and $(6,238), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $6,703 and $9,678, respectively.

        We estimate that within the next twelve months, we will amortize into earnings approximately $(10.3) million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in Other Expenses on the Condensed, Consolidated Statements of Income:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(14)	$(22)	$(30)	$(45)
Derivatives Not Designated as a Hedge:
Interest rate cap agreements	—	89	61	194
Reconciliation to Condensed, Consolidated Statements of Income:
Reclassification of amounts de-designated as hedges recorded in AOCI	(283)	(283)	(565)	(565)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(297)	$(216)	$(534)	$(416)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

Note U—Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At December 31, 2012, we had interest rate swap agreements entered into with a related counterparty and two interest rate cap agreements entered into with an unrelated counterparty in connection with a secured financing transaction. Our interest rate swap agreements mature through 2015, and our interest rate cap agreements were scheduled to mature in 2018. Subsequent to December 31, 2012, we prepaid the debt in connection with our interest rate cap agreements and terminated our interest rate cap agreements. Previously we were also party to two foreign currency swap agreements that matured during 2011, which we had entered into with a related counterparty.

        All our interest rate swap and foreign currency swap agreements have been or were designated as cash flow hedges and changes in fair value of cash flow hedges are recorded in OCI. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. We did not designate the interest rate cap agreements as hedges, and all changes in fair value were recorded in income.

        We have previously de-designated and re-designated certain of our derivative contracts. The balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. During the second quarter of 2011, we novated our master netting agreement, changing our counterparty from AIGFP to AIG Markets, Inc., both wholly owned subsidiaries of AIG. All other terms of our master netting agreement remained unchanged and all instruments designated as hedges continued to qualify for their respective treatment under GAAP. Our interest rate swap agreements are recorded at fair value on our balance sheet in Derivative liabilities (see Note T—Fair Value Measurements). Our interest rate cap agreements are recorded at fair market value and included in Lease receivables and other assets. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding at the following dates:

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(Dollars in thousands)
December 31, 2012:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

        During the years ended December 31, 2012, 2011 and 2010, we recorded the following in OCI related to derivative instruments:

	December 31,
Gain (Loss)	2012	2011	2010
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$9,290	$23,059	$3,949
Foreign exchange swap agreements(c)	—	140,029	(111,473)
Amortization of balances of de-designated hedges and other adjustments	1,130	2,809	3,372
Foreign exchange component of cross currency swaps credited (charged) to income	—	(104,800)	225,700
Income tax effect	(3,588)	(21,384)	(42,542)

Net changes in cash flow hedges, net of taxes	$6,832	$39,713	$79,006

(a)
Includes $(6.1) million, $7.0 million and $23.3 million of combined CVA and MVA for the years ended December 31, 2012, 2011 and 2010.

(b)
Includes the following amounts for the following periods:
Years ended December 31, 2012, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,422), $(2,166) and $(27,733), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $17,712, $25,225 and $31,682, respectively.

(c)
Includes the following amounts for the following periods:
Years ended December 31, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709 and $(172,003), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320 and $60,530, respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

        We estimate that within the next twelve months, we will amortize into earnings approximately $(13.0) million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2012	2011	2010
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(82)	$(111)	$(156)
Foreign exchange swap agreements	—	1,008	(26,788)

Total	(82)	897	(26,944)

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	558	(1,394)	(2,062)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	—	(6,502)	(15,409)
Reclassification of amounts de-designated as hedges recorded in AOCI	(1,130)	(2,809)	(3,372)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(654)	$(9,808)	$(47,787)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.7) million, $(0.4) million and $(0.1) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2012, 2011 and 2010, respectively.

Fair Value Disclosures of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures of Financial Instruments
Fair Value Disclosures of Financial Instruments

P. Fair Value Disclosures of Financial Instruments

        The carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments are as follows:

	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
June 30, 2013
Cash, including restricted cash	285,057	2,850,122 (a)	$—	$3,135,179	$3,135,179
Notes receivable	—	21,002	—	21,002	19,105
Debt financing (including subordinated debt)	(19,941,691)	(4,413,313)	—	(24,355,004)	(23,293,948)
Derivative assets	—	—	—	—	—
Derivative liabilities	—	(13,982)	—	(13,982)	(13,982)
Guarantees	—	—	(38,698)	(38,698)	(35,861)
December 31, 2012
Cash, including restricted cash	$605,410	$3,117,565 (a)	$—	$3,722,975	$3,722,975
Notes receivable	—	23,175	—	23,175	23,181
Debt financing (including subordinated debt)	(18,822,645)	(7,160,408)	—	(25,983,053)	(24,342,787)
Derivative assets	—	54	—	54	54
Derivative liabilities	—	(20,933)	—	(20,933)	(20,933)
Guarantees	—	—	(51,947)	(51,947)	(49,268)
(a)
Includes restricted cash of $435.9 million (2013) and $695.4 million (2012).

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value. We consider time deposits that are not readily available for immediate withdrawal as Level 2 valuations.

        Notes Receivable:    The fair values for notes receivable are estimated using discounted cash flow analysis, using market quoted discount rates that approximate the credit risk of the issuing party.

        Debt Financing:    Quoted prices are used where available. The fair value of our long-term unsecured fixed-rate debt is estimated using a discounted cash flow analysis, based on our spread to U.S. Treasury bonds for similar debt. The fair value of our long-term unsecured floating rate debt is estimated using a discounted cash flow analysis based on credit default spreads. The fair value of our long-term secured debt is estimated using discounted cash flow analysis based on credit default spreads.

        Derivatives:    Fair values were based on the use of a valuation model that utilizes, among other things, current interest, foreign exchange and volatility rates, as applicable.

        Guarantees:    Guarantees are included in Accrued interest and other payables on our Condensed, Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft and guarantee amount.

Note V—Fair Value Disclosures of Financial Instruments

        The carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments are as follows:

	Estimated Fair Value					Carrying Amount of Asset (Liability)
	Level 1	Level 2		Level 3	Total
	(Dollars in thousands)
December 31, 2012
Cash, including restricted cash	$605,410	$3,117,565	(a)	$—	$3,722,975	$3,722,975
Notes receivable	—	23,175		—	23,175	23,181
Debt financing (including subordinated debt and foreign currency adjustment)	(18,822,645)	(7,160,408)		—	(25,983,053)	(24,342,787)
Derivative assets	—	53		—	53	53
Derivative liabilities	—	(20,933)	(b)	—	(20,933)	(20,933)
Guarantees	—	—		(51,947)	(51,947)	(49,268)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336	(a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713		—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)		—	(24,228,045)	(24,384,272)
Derivative assets	—	198		—	198	198
Derivative liabilities	—	(31,756)	(b)	—	(31,756)	(31,756)
Guarantees	—	—		(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $695.4 million (2012) and $414.8 million (2011).

(b)
The balance includes CVA and MVA adjustments of $0.3 million and $6.4 million as of December 31, 2012 and 2011, respectively.

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value. We consider time deposits Level 2 valuations because the amounts are not readily available for immediate withdrawal.

        Notes Receivable:    The fair values for notes receivable are estimated using discounted cash flow analyses, using market quoted discount rates that approximate the credit risk of the issuing party.

        Debt Financing:    Quoted prices are used where available. The fair value of our long-term unsecured fixed-rate debt is estimated using a discounted cash flow analysis, based on our spread to U.S. Treasury bonds for similar debt at year-end. The fair value of our long-term unsecured floating rate debt is estimated using a discounted cash flow analysis based on credit default spreads. The fair value of our long term secured debt is estimated using a discounted cash flow analysis based on credit default spreads.

        Derivatives:    Fair values were based on the use of a valuation model that utilizes among other things, current interest, foreign exchange and volatility rates, as applicable.

        AVGs:    Guarantees are included in Accrued interest and other payables on our Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft fair value and guarantee amount.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

R. Subsequent Events

        Embraer Commitments:    On July 17, 2013, we finalized our order for the purchase of 50 E-Jets E2 aircraft from Embraer, including 25 E190-E2 and 25 E195-E2. This order also includes options to purchase an additional 50 such aircraft, and marks the introduction of the E-Jets aircraft to our fleet. Deliveries of the E-Jets E2 aircraft are expected to begin in 2018 and complete in 2022.

        Airbus Commitments:    On July 19, 2013, we agreed with Airbus to purchase up to 15 A321 aircraft scheduled for delivery through 2015, subject to meeting certain conditions, that are committed for lease to a single airline.

        Subordinated Debt:    On July 25, 2013, we amended certain financial tests in both tranches of our subordinated debt after a majority of the holders of the subordinated debt consented to such amendments. The financial tests were amended by (i) replacing the definition of "Tangible Equity Amount" used in calculating our ratio of equity to total managed assets with a definition for "Total Equity Amount" that does not exclude intangible assets from our total stockholders' equity as reflected on our consolidated balance sheet, and (ii) amending the calculation of the earnings portion of our minimum fixed charge coverage ratio by replacing the definition of "Adjusted Earnings Before Interest and Taxes" used in calculating such ratio with a definition for "Adjusted EBITDA" that excludes, among other items, interest, taxes, depreciation, amortization, all impairment charges and loss on extinguishment of debt. These amendments make it less likely that we will fail to comply with such financial tests. See Note J—Debt Financings—Subordinated Debt.

        Potential Sale to Jumbo Acquisition Limited:    As of August 13, 2013, the closing of our potential sale to Jumbo Acquisition Limited had not occurred. See Note A—Basis of Preparation.

Note W—Subsequent Events

Secured Commercial Bank Financings

        On January 16, 2013 we prepaid in full the total remaining outstanding amount under our $106 million secured commercial bank loan that was scheduled to mature in May 2018. This loan had $66 million outstanding at December 31, 2012.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

Note X—Quarterly Financial Information (Unaudited)

        We have set forth below selected quarterly financial data for the years ended December 31, 2012 and 2011. The following quarterly financial information for each of the three months ended and at March 31, June 30, September 30, and December 31, 2012 and 2011 is unaudited.

	Quarter
	First	Second	Third	Fourth	Total
	(Dollars in thousands)
Year Ended December 31, 2012
Total Revenues	$1,151,544	$1,134,318	$1,141,872	$1,076,506	$4,504,240
Pre-tax Income (Loss)(a)	152,213	93,908	27,556	97,414	371,091
Net Income (Loss)(a)	99,009	223,065	17,592	70,656	410,322
Year Ended December 31, 2011
Total Revenues	$1,168,513	$1,125,532	$1,123,153	$1,109,465	$4,526,663
Pre-tax Income (Loss)(b)	110,676	107,752	(1,336,954)	84,547	(1,033,979)
Net Income (Loss)(b)	69,384	73,780	(879,541)	12,476	(723,901)
(a)
During 2012, we recorded impairment charges and fair value adjustments of $18.5 million related to four aircraft, $75.1 million related to eight aircraft, $97.1 million related to 20 aircraft and $1.7 million related to three aircraft during the first, second, third and fourth quarter, respectively.

(b)
During 2011, we recorded impairment charges and fair value adjustments of $111.1 million related to 19 aircraft, $43.8 million related to seven aircraft, $1,525.3 million related to 97 aircraft and $57.3 million related to seven aircraft during the first, second, third and fourth quarter, respectively.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation:    The accompanying consolidated financial statements include the results of all entities in which we have a controlling financial interest, including VIEs for which we are the PB. The PB is the entity that has both(i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and(ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. See Note S—Variable Interest Entities.

Variable Interest Entities
Variable Interest Entities:    We consolidate VIEs in which we have determined that we are the PB. We use judgment when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the PB. When determining which party is the PB, we perform an analysis which considers (i) the design of the VIE; (ii) the capital structure of the VIE; (iii) the contractual relationships between the variable interest holders; (iv) the nature of the entities' operations; and (v) the purposes and interests of all parties involved, including related parties. While we consider these factors, our conclusion about whether to consolidate ultimately depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE. We continually re-evaluate whether we are the PB for VIEs in which we hold a variable interest.

Rental of Flight Equipment : Lease Revenue

  Rental of Flight Equipment:

        Lease Revenue:    We lease flight equipment principally under operating leases and recognize rental revenue on a straight line basis over the life of the lease. The difference between the rental revenue recognized and the cash received under the provisions of our leases is included in Lease receivables and other assets, if an asset, or, if a liability, in Security deposits, deferred overhaul rental and other customer deposits on our Consolidated Balance Sheets. Past-due rental revenue is recognized on the basis of management's assessment of collectability. Management monitors all lessees that are behind in lease payments and evaluates lessee operational and financial issues to determine the amount of rental revenue to recognize for past due amounts. Our customers make lease payments in advance and we generally recognize rental revenue only to the extent we have received payments or hold security deposits. In certain cases, leases provide for additional flight hour revenue based on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. A cycle is defined as one take-off and landing. The usage is typically reported monthly by the lessee. Rental revenue received under the lease agreements, but unearned, is included in Rentals received in advance on our Consolidated Balance Sheets.

        Lease revenues from the rental of flight equipment are reduced by the amortization of lease incentives, which primarily consist of our maintenance contributions to lessees in connection with the lease of used aircraft.

Overhaul Rentals

Overhaul Rentals:    Under the provisions of our leases, lessees are generally responsible for maintenance and repairs, including major maintenance (overhauls) over the term of the lease. Under the provisions of many of our leases, we receive overhaul rentals based on the usage of the aircraft, calculated based on number of hours or cycles operated. The usage is typically reported monthly by the lessee. For certain airframe and engine overhauls incurred by our lessees, we reimburse the lessee for costs up to, but not exceeding, related overhaul rentals that the lessee has paid to us.

        We recognize overhaul rentals received, net of estimated overhaul reimbursements, as revenue. We estimate expected overhaul reimbursements during the life of the lease, which requires significant judgment. Management determines the reasonableness of the estimated future overhaul reimbursement rate considering quantitative and qualitative information including (i) changes in historical pay-out rates from period to period; (ii) trends in reimbursements made; (iii) trends in historical pay-out rates for expired leases; (iv) future estimates of pay-out rates on leases scheduled to expire in the near term; (v) changes in our business model and portfolio strategies and (vi) other factors affecting the future pay-out rates that may occur from time to time. Changes in the expected overhaul reimbursement estimate result in an adjustment to the cumulative deferred overhaul rental balance sheet amount, which is recognized in current period results. If overhaul reimbursements are different than our estimates, or if estimates of future reimbursements change, there could be a material impact on our results of operations in a given period.

        Additionally, in connection with a lease of a used aircraft, we generally agree to contribute to the first major maintenance event the lessee incurs during the lease. At the time we pay the agreed upon maintenance contribution, we record the reimbursement against deferred overhaul rentals to the extent we have received overhaul rentals from the lessee, or against return condition deficiency deposits to the extent we have received such deposits from the prior lessee. We capitalize as lease incentives any amount of the actual maintenance reimbursement we pay in excess of overhaul rentals and payments received from prior lessees for deficiencies in return conditions and amortize the lease incentives into Rental of flight equipment over the remaining life of the lease.

Capitalized Major Maintenance Costs
Capitalized Major Maintenance Costs:    When an aircraft is repossessed or when a lessee defaults on its lease obligations, we may be required to perform major maintenance on the aircraft. In these instances, if we have not received sufficient overhaul rentals under the lease, we capitalize the costs of the overhaul, to the extent that those costs meet the recognition criteria of an asset, and amortize those costs over the period until the next estimated overhaul event.

Return Condition Payments
 Return Condition Payments:    We may receive payments from our lessees at the conclusion of a lease, rather than requiring the lessee to make the required repairs to meet return conditions. These return condition payments are generally negotiated to facilitate an efficient return of the aircraft, which generally causes the aircraft to be delivered to the next lessee in a condition less than anticipated in the lease negotiations. The return condition payments are initially recognized as a reserve for aircraft costs deferred liability on our Consolidated Balance Sheets. We capitalize as lease incentives any amount of the actual maintenance reimbursement we pay in excess of overhaul rentals and payments received from prior lessees for deficiencies in return conditions and amortize the lease incentives into Rental of flight equipment over the remaining life of the lease.

Lease Incentive Costs
Lease Incentive Costs:    We capitalize as lease incentives any amount paid by us to lessees or other parties in connection with the lease transactions, including the actual maintenance reimbursement we pay in excess of overhaul rentals and payments received from prior lessees for deficiencies in return conditions, and lessee specific aircraft cabin modifications, and amortize the lease incentives into Rental of flight equipment over the remaining life of the lease.

Flight Equipment Marketing and Gain on Aircraft Sales
Flight Equipment Marketing and Gain on Aircraft Sales:    Flight equipment marketing consists of gains generated from the sale of flight equipment and commissions generated from the leasing and sales of managed aircraft. Flight equipment sales are recognized when substantially all of the risks and rewards of ownership have passed to the new owner. Retained lessee obligations, if any, are recognized as reductions to Flight equipment marketing gain at the time of the sale.

Cash
Cash:    We consider cash and cash equivalents with original maturity dates of 90 days or less to be cash on hand and highly liquid investments. At December 31, 2012 and 2011, respectively, cash and cash equivalents consisted of cash on hand and time deposits.

Restricted Cash

Restricted Cash:    All cash restricted from use in our operations is considered restricted cash and is typically restricted under secured debt agreements, and can be used only to service the aircraft securing the debt and make principal and interest payments on the debt. See Note K—Debt Financing.

Foreign Currency

Foreign Currency:    Assets and liabilities denominated in foreign currencies are translated into US dollars using the exchange rates at the balance sheet date. Foreign currency transaction gains or losses are translated into US dollars using the average exchange rate during the period.

Flight Equipment
 Flight Equipment:    Flight equipment is stated at cost. Purchases, major additions and modifications and interest on deposits during the construction phase are capitalized. We generally depreciate passenger aircraft using the straight-line method over a 25-year life from the date of manufacture to an estimated residual value. When we change the useful lives or residual values of our aircraft, we adjust our depreciation rates on a prospective basis.

Vendor Payments
Vendor Payments:    As part of the purchase of new aircraft, aircraft engines, and related equipment we will often obtain payments from our vendors in the form of cash and other consideration ("Vendor Payments"). Generally, Vendor Payments are recognized as a reduction in the purchase price of aircraft, unless facts and circumstances indicate that the Vendor Payment was provided as compensation for a service provided or a reimbursement of costs incurred by us to sell the vendor's products.

Impairments on Flight Equipment Held for Use and Flight Equipment Held for Sale

Impairments on Flight Equipment Held for Use:    Management evaluates quarterly the need to perform a recoverability assessment of held for use aircraft considering the requirements under GAAP and performs this assessment at least annually for all aircraft in our fleet. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be recoverable, which may require us to change our assumptions related to future estimated cash flows. These events or changes in circumstances consider potential sales, changes in contracted lease terms, changes in the status of a lease, including re-lease or not subject to lease, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Economic and market circumstances include the risk factors affecting the airline industry.

        The undiscounted cash flows used in the recoverability assessment consist of cash flows from currently contracted leases, future projected lease cash flows, including flight hour and overhaul rentals, and an estimated disposition value, as appropriate, for each aircraft. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of our recurring recoverability assessment process, we update the critical and significant assumptions used in the recoverability assessment, including projected lease rates and terms, residual values, overhaul rental realization and aircraft holding periods. In updating these critical and significant assumptions for 2012, we considered (i) current and future expectations of the global demand for a particular aircraft type; (ii) the impact of fuel price volatility and higher average fuel prices; (iii) the growing impact of new technology aircraft; (iv) the higher production rates sustained by manufacturers of more fuel-efficient newer generation aircraft during the recent economic downturn; (v) the unfavorable impact of low rates of inflation on aircraft values; (vi) current market conditions and industry outlook for future marketing of older mid-generation aircraft and aircraft that are out of production; (vii) decreasing number of lessees for older aircraft; (viii) end-of-life management capabilities resulting from our acquisition of AeroTurbine; and (ix) events occurring subsequent to our balance sheet date that affect the value of our fleet. In the event that an aircraft does not meet the recoverability assessment, the aircraft will be re-measured to fair value in accordance with our Fair Value Policy resulting in an impairment charge. Our Fair Value Policy is described below under "—Fair Value Measurements." Impairment charges recognized related to our fleet held for use are classified separately on our Statements of Operations.

        Flight Equipment Held for Sale:    We classify aircraft as Flight equipment held for sale when all the criteria under GAAP are met. Aircraft classified as Flight equipment held for sale are recognized at the lower of their carrying amount or estimated fair value less estimated costs to sell. If the carrying value of the aircraft exceeds its estimated fair value, then a fair value adjustment is recognized separately on our Consolidated Statements of Operations.

        Management uses judgment in evaluating these criteria. Due to the significant uncertainties of potential sale transactions, the held for sale criteria generally will not be met unless the aircraft is subject to a signed sale agreement, or management has made a specific determination and obtained appropriate approvals to sell a particular aircraft or group of aircraft. At the time aircraft are sold, or classified as Flight equipment held for sale, the cost and accumulated depreciation are removed from the related accounts and we cease recognizing depreciation expense.

        We designate an aircraft for part-out when the aircraft is subject to an executed consignment agreement. At that time we reclassify the aircraft from Flight equipment to Lease receivables and other assets at the lower of their carrying amount or estimated fair value less estimated costs to sell. At the time aircraft are classified as parts inventory and recorded in Lease receivables and other assets, the cost and accumulated depreciation are removed from the related accounts.

Investment in Finance and Sales-Type Leases
Investment in Finance and Sales-Type Leases:    If a lease meets specific criteria under GAAP at the inception of the lease, then we recognize the lease as a Net investment in finance and sales-type lease on our Consolidated Balance Sheets. For sales-type leases we de-recognize the aircraft from our Consolidated Balance Sheets and recognize the difference of the aircraft carrying value and the Net investment in finance and sales-type leases as a gain or loss in our Consolidated Statements of Operations. The amounts recognized for finance and sales-type leases consist of lease receivables, plus the estimated unguaranteed residual value of the leased flight equipment on the lease termination date, less the unearned income. The unearned income is recognized as Other income in our Consolidated Statements of Operations over the lease term in a manner that produces a constant rate of return on the Net investment in finance and sales-type lease.

Allowance for Credit Losses

Allowance for Credit Losses:    An allowance for credit losses is established if there is evidence that we will be unable to collect all amounts due according to the original contractual terms of the Net investment in finance and sales-type receivables and notes receivable ("Financing Receivables"). Financing Receivables comprise net investment in finance and sales-type leases recognized at the gross investment in the lease, less unearned income, and notes receivable recognized at cost. The allowance for credit losses is reported as a reduction of the Financing Receivables carrying value on the Consolidated Balance Sheets. Additions to the allowance for credit losses are recognized in our Consolidated Statements of Operations in Selling, general and administrative expenses.

        Collectability of Financing Receivables is evaluated periodically and on an individual note and customer level. Notes receivables are considered impaired when we determine that it is probable that we will not be able to collect all amounts due according to the original contractual terms. Individual credit exposures are evaluated based on the realizable value of any collateral, and payment history. The estimated recoverable amount is the value of the expected future cash flows, including amounts that may be realized from the value of the collateral. Allowances for specific credit losses are established for the difference between the carrying amount and the estimated recoverable amount. The accrual of interest income based on the original terms of the Notes receivable is discontinued based on the facts and circumstances of the individual credit exposure, and any future interest income is recognized based on cash receipts. Any subsequent changes to the amounts and timing of the expected future cash flows compared with the prior estimates result in a change in the allowance for credit losses and are charged or credited to Selling general and administrative expense. An allowance is generally reversed only when cash is received in accordance with the original contractual terms of the note. A write-off of the Notes receivable is made when all hope of recoverability has been abandoned or amounts have been forgiven. Write-offs are charged against previously established allowances for credit losses. Recoveries in part or in full of amounts previously written off are credited to the provision for credit loss.

        The evaluation of the collectability of the finance and sales-type leases considers the credit of the lessee and the value of the underlying aircraft.

Capitalized Interest
Capitalized Interest:    We borrow funds to finance progress payments for the construction of flight equipment ordered. We capitalize the interest incurred on such borrowings. This amount is calculated using our composite borrowing rate and is included in the cost of the flight equipment.

Deferred Debt Issue Costs and Debt Discounts and Premiums
Deferred Debt Issue Costs and Debt Discounts and Premiums:    We incur costs in connection with issuing debt. These costs are capitalized and amortized as an increase to interest expense over the life of the debt using the effective interest method. In the event that we issue debt at a discount or premium, we amortize the amount of discount or premium over the life of the debt using the effective interest method.

Derivative Financial Instruments

Derivative Financial Instruments:    We employ a variety of derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are recognized on our Consolidated Balance Sheets at fair value. AIG Markets, Inc., a related party, is the counterparty to all our interest swaps and foreign currency swaps. We apply either fair value or cash flow hedge accounting when transactions meet specified criteria for hedge accounting treatment. If the derivative does not qualify for hedge accounting, the gain or loss is immediately recognized in earnings. If the derivative qualifies for hedge accounting and is designated and documented as a hedge, changes in fair value of the hedge are either recognized in income along with the change in fair value of the item being hedged for fair value hedges, or recognized in AOCI to the extent the hedge is effective for cash flow hedges. We have elected to classify the cash flows from derivative instruments that have been designated as fair value or cash flow hedges in accordance with GAAP in the same category as the cash flows from the items being hedged.

        At the time the derivative is designated as a hedge, we formally document the relationship between hedging instrument and hedged item including risk management objectives and strategies for undertaking the hedge transactions. This includes linking the derivative designated as a fair value, a cash flow, or a foreign currency hedge to a specific asset or liability on the balance sheet. We also assess both at the hedge's inception and on an ongoing basis whether the hedge has been and is expected to be highly effective in offsetting changes in the fair value or cash flow of hedged item. We use the "hypothetical derivative method" when we assess the effectiveness of a hedge. When it is determined that a hedge is not or has ceased to be highly effective as a hedge, we discontinue hedge accounting, as discussed below.

        We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate.

        In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its fair value on the balance sheet, recognizing changes in the fair value in current-period earnings. The remaining balance in AOCI at the time we discontinue hedge accounting for cash flow hedges is amortized into income over the remaining life of the derivative contract.

Inventory
Inventory:    Our inventory consists primarily of engine and airframe parts and rotable and consumable parts and is included in Lease receivables and other assets on our 2012 Consolidated Balance Sheet. We value our inventory at the lower of cost or market. Cost is primarily determined using the specific identification method for individual part purchases and on an allocated basis for engines and aircraft purchased for disassembly and bulk inventory purchases. Costs are allocated using the relationship of the cost of the engine, aircraft or bulk inventory purchase to the estimated retail sales value at the time of purchase. At the time of sale, this ratio is applied to the sales price of each individual part to determine its cost. We evaluate this ratio based on periodic analysis and if necessary, update sales estimates and make adjustments to this ratio. Generally, inventory that is held for more than four years is considered excess inventory and its carrying value is zero.

Goodwill and Other Acquired Intangible Assets
Goodwill and Other Acquired Intangible Assets:    As a result of our acquisition of AeroTurbine, we recognized goodwill and other intangible assets. Goodwill represents the excess of the cost of the fair value of the acquired business over the net of the fair value of identifiable assets acquired. Goodwill is not amortized, but is subject to impairment testing annually or more often when events or circumstances indicate that it is more likely than not it is impaired. We amortize the cost of other acquired intangible assets over their estimated useful lives on a straight-line basis. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on discounted cash flows. Goodwill and other acquired intangible assets are included in Lease receivables and other assets on our Consolidated Balance Sheet.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss):    We report gains and losses associated with changes in the fair value of derivatives designated as cash flow hedges and unrealized gains and losses on marketable securities classified as "available-for-sale" in comprehensive income or loss.

Guarantees
Guarantees:    We recognize the guarantee fee paid to us as the initial carrying value of the guarantee which is included in Accrued interest and other payables on our Consolidated Balance Sheets. Since the amount received represents the market rate that would be charged for similar agreements, management believes that the carrying value approximates the fair value of these instruments at the date of issuance of the guarantee. The fee received is amortized into Flight equipment marketing and gain on aircraft sales over the guarantee period. When it becomes probable that we will be required to perform under a guarantee, we cease recognition of the guarantee fee income and accrue a liability. Our provision for losses on aircraft asset value guarantees represents changes made in the current period based on our best estimate of probable loss on asset value guarantees that are likely to be exercised. We reverse the liability only when it is no longer probable that we will incur a loss. See Note R—Commitments and Contingencies for more information on guarantees.

Fair Value Measurements
Fair Value Measurements:    Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We measure the fair value of our derivatives on a recurring basis and measure the fair values of aircraft, investment in finance and sales-type leases and asset value guarantees on a non-recurring basis. See Note T—Fair Value Measurements for more information on fair value.

Income Taxes

 Income Taxes:    ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Our provision for federal income taxes is calculated on a separate return basis, adjusted to give recognition to the effects of net operating losses, foreign tax credits and other tax benefits to the extent we estimate that they would be realizable in AIG's consolidated federal income tax return. Under our tax sharing agreement with AIG, we settle our current tax liability as if ILFC and its subsidiaries are each a separate standalone taxpayer. Thus, AIG credits us to the extent our net operating losses, foreign tax credits and other tax benefits (calculated on a separate return basis) are used in AIG's consolidated tax return and charges us to the extent of our tax liability (calculated on a separate return basis). To the extent the benefit of a net operating loss is not utilized in AIG's consolidated federal income tax return, AIG reimburses us upon the expiration of the loss carry-forward period as long as we are still included in AIG's consolidated federal income tax return and the benefit would have been utilized if we had filed a separate consolidated federal income tax return. Our provision for state income taxes includes California, in which we file with AIG using the unitary apportionment factors, and certain other states, in which we file separate tax returns.

        We calculate our provision for income taxes using the asset and liability method. This method considers the future tax consequences of temporary differences between the financial reporting and the tax basis of assets and liabilities measured using currently enacted tax rates. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

        We recognize an uncertain tax benefit only to the extent that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Share-based Compensation
Share-based Compensation:    We participate in AIG's share-based payment and liability award programs and our share of the calculated costs is allocated to us by AIG. Compensation expense is recognized over the period during which an employee is required to provide service in exchange for the share-based payment. See Note Q—Employee Benefit Plans.

Adoption of Recent Accounting Guidance

Adoption of Recent Accounting Guidance:

  Presentation of Comprehensive Income

        In February 2013, the FASB issued an accounting standard requiring us to disclose the effect of reclassifying significant items out of Accumulated other comprehensive income on the respective line items of net income or to provide a cross-reference to other disclosures currently required under GAAP.

        We adopted the guidance on January 1, 2013, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows. However, due to adoption, we have included additional disclosures for items reclassified out of AOCI in Note Q—Accumulated Other Comprehensive (Loss) Income.

  Disclosures about Offsetting Assets and Liabilities

        In February 2013, the FASB issued an accounting standard that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The guidance applies to financial instruments and derivative instruments that are offset either in accordance with specific criteria contained in FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement. This guidance was effective January 1, 2013, and required retrospective application. The adoption of this guidance had no effect on our consolidated financial statements, results of operations or cash flows, and we did not include additional disclosures because all of our derivatives were in liability positions.

Future Application of Accounting Guidance:

  Inclusion of the Fed Funds Effective Swap Rate as a Benchmark Interest Rate for Hedge Accounting Purposes

        In July 2013, the FASB issued an accounting standard that permits the Fed Funds Effective Swap Rate ("Overnight Index Swap Rate" or "OIS") to be used as a U.S. benchmark interest rate for hedge accounting purposes in addition to US Treasury rates and LIBOR. The standard also removes the current restriction on using different benchmark rates for similar hedges. This standard is effective on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The adoption of the new standard is not expected to have a material effect on our consolidated financial condition, results of operations or cash flows.

  Presentation of Unrecognized Tax Benefits

        In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward (the "Carryforwards"). When the Carryforwards are not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets. This standard is effective for fiscal years and interim periods beginning after December 15, 2013, but earlier adoption is permitted. Upon adoption, the standard must be applied prospectively to unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. We plan to adopt the standard prospectively on the required effective date of January 1, 2014 and are currently assessing the impact of adopting the standard on our consolidated financial statements.

  Adoption of Recent Accounting Guidance:

        We adopted the following accounting standards during 2012:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments to GAAP did not significantly affect our current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        We adopted the standard on January 1, 2012, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows, but affected our fair value disclosures, which are disclosed in Note T—Fair Value Measurements and Note V—Fair Value Disclosures of Financial Instruments herein.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective January 1, 2012, and required retrospective application. The adoption of this standard had no effect on our consolidated financial statements because we already use the two-statement approach to present comprehensive income.

  Testing of Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted the new standard in conjunction with our annual goodwill impairment test performed during the third quarter of 2012. The adoption of this standard had no effect on our consolidated financial statements.

  Future Application of Accounting Guidance:

        In February 2013, the FASB issued an accounting standard update, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (AOCI). This new standard is intended to help entities improve the transparency of changes in OCI and items reclassified out of AOCI in their financial statements. The new standard requires entities to disclosure additional information about reclassification adjustments, including (i) changes in AOCI balances by component and (ii) significant items reclassified out of AOCI. The new disclosure requirements will be effective for us for interim and annual periods beginning on January 1, 2013. The adoption of the new standard will require us to include additional disclosures for items reclassified out of AOCI.

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations
Summary of the purchase price allocation

  The following table summarizes the purchase price allocation (in millions):

Consideration:
Cash	$228
Debt financing	299

Total	$527

Allocation of the Purchase Price:
Cash	$90
Flight equipment	241
Lease receivables and other assets	249 (a)
Accrued interest and other payables	(36)
Security deposits, overhaul rentals and other customer deposits	(23)
Rentals received in advance	(2)
Deferred income taxes	8

Total	$527

(a)
Includes Goodwill of $15.6 million.

Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions
Schedule of amounts involving related parties included in the financial statements

	Three Months Ended		Six Months Ended
Income Statement	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	(Dollars in thousands)
Expense (income):
Effect from derivative contracts with AIG Markets, Inc.(a)	$297	$305	$595	$610
Interest on derivative contracts with AIG Markets, Inc.	3,207	4,597	6,703	9,678
Allocation of corporate costs from AIG	9,484	5,189	16,111	13,866
Interest on time deposit account with AIG Markets(b)	(799)	(1,049)	(1,625)	(1,643)
Management fees received	(2,089)	(2,259)	(4,183)	(4,464)
Management fees paid to subsidiaries of AIG	95	76	126	116

Balance Sheet	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(b)	$1,105,241	$1,103,591
Derivative liabilities(a)	(13,982)	(20,933)
Current income taxes and other tax liabilities to AIG(c)	(280,154)	(299,333)
Accrued corporate costs payable to AIG	(24,184)	(20,969)
Equity:
Aircraft transfer to AIG, net of tax of $11,866 (2012)	—	25,379
Aircraft contribution from AIG, net of tax of $9,211 (2012)	—	(16,690)
Compensation and other expenses paid by AIG	647	2,636
(a)
See Note O—Derivative Financial Instruments for all derivative transactions.

(b)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations.

(c)
We made no payment during the six months ended June 30, 2013, and paid approximately $1.7 million to AIG for an ILFC tax liability during the year ended December 31, 2012.

Income Statement	2012	2011	2010
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$—	$157,926
Effect from derivatives on contracts with AIG Markets, Inc.(a)	1,212	8,414	45,725
Interest on derivative contracts with AIG Markets, Inc.	17,712	50,043	91,988
Allocation of corporate costs from AIG	22,941	(1,246)	30,512
Lease revenue related to hedging of lease receipts with AIGFP(b)	—	—	224
Interest on time deposit account with AIG Markets(a)	(3,634)	—	—
Management fees received	(8,871)	(9,323)	(9,429)
Management fees paid to subsidiaries of AIG	156	94	425

	December 31,
Balance Sheet	2012	2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,103,591	$—
Derivative liabilities(b)	(20,933)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(299,333)	(279,441)
Accrued corporate costs payable to AIG	(20,969)	(21,672)
Equity:
Aircraft transfer to AIG, net of tax of $11,866	25,379	—
Aircraft contribution from AIG, net of tax of $9,211	(16,690)	—
Compensation and other expenses paid by AIG	2,636	(8,000)
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note U—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $1.7 million and $58.5 million to AIG for ILFC tax liability during the years ended December 31, 2012 and 2011, respectively.

Other Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Income
Schedule of interest and other income

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013		2012
	(Dollars in thousands)
AeroTurbine revenue
Engines, airframes, parts and supplies	$96,837	$71,711	$155,019		$144,994
Cost of sales	(82,379)	(62,772)	(131,075)		(123,721)

	14,458	8,939	23,944		21,273
Interest and Other	12,689	15,557	49,158	(a)	26,486

Total	$27,147	$24,496	$73,102		$47,759

(a)
Includes $23.9 million relating to early termination fees for the six months ended June 30, 2013.

	2012	2011	2010
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$308,981	$71,778	$—
Cost of sales	(255,918)	(62,070)	—

	53,063	9,708	—
Interest and Other	70,187	48,202	61,741

Total	$123,250	$57,910	$61,741

(a)
Other income for 2011 and 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our consolidated statement of income. AeroTurbine was acquired on October 7, 2011.

Aircraft Impairment Charges on Flight Equipment Held for Use (Tables)	12 Months Ended
Dec. 31, 2012
Aircraft Impairment Charges on Flight Equipment Held for Use
Schedule of impairment charges on flight equipment held for use

	December 31,
	2012			2011			2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges due to Airbus' announcement of its neo aircraft	—		$—	—		$—	61	$602.3
Impairment charges on aircraft due to recurring assessments	9	(a)	100.2	97	(b)	1,523.3	21	508.1
Impairment charges on aircraft under lease with customers that ceased operations	1		2.5	3	(c)	43.9	—	—

Total Impairment charges on flight equipment held for use	10		$102.7	100		$1,567.2	82	$1,110.4

(a)
Includes impairment charges on one aircraft that had previously been impaired.

(b)
Includes impairment charges on one aircraft owned by our AeroTurbine subsidiary.

(c)
Two of the three aircraft were impaired twice during 2011.

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed
Schedule of impairment charges and fair value adjustments on flight equipment sold or to be disposed

	Three Months Ended						Six Months Ended
	June 30, 2013			June 30, 2012			June 30, 2013			June 30, 2012
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)						(Dollars in millions)
Loss
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	13	$69.3	(a)	3	$32.6		15	$78.8	(a)	5	$37.8
Impairment charges on aircraft intended to be or designated for part-out	6	31.8	(b)	4	12.2	(c)	14	48.8	(b)	4	14.3	(c)

Total Impairment charges and fair value adjustments on flight equipment	19	$101.1		7	$44.8		29	$127.6		9	$52.1

(a)
Includes charges relating to 11 aircraft that met the criteria to be classified as Flight equipment held for sale, and were reclassified from Flight equipment into Flight equipment held for sale. Subsequent to June 30, 2013, 10 of these aircraft were sold to a third party.

(b)
Includes charges relating to three engines for the three months ended June 30, 2013, and four engines for the six months ended June 30, 2013.

(c)
Includes charges relating to one engine for the three months ended June 30, 2012 and four engines for the six months ended June 30, 2012.

	December 31,
	2012				2011		2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	10	(a)	$43.3		17	$163.1	15	$155.1
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment(b)	4		4.1		10	(3.7)	60	372.1
Impairment charges on aircraft intended to be or designated for part-out	12		42.3	(c)	3	10.9	2	25.6

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	26		$89.7	(c)	30	$170.3	77	$552.8

(a)
One of the ten aircraft was impaired twice during 2012.

(b)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment. Also included in these amounts are net positive fair value adjustments related to sales price adjustments for aircraft that were previously held for sale and sold during periods presented.

(c)
Includes charges relating to 13 engines for the year ended December 31, 2012.

Other Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Expenses
Schedule of other expenses

	2012	2011	2010
	(Dollars in thousands)
Lease charges	1,350	(3,062)	91,216
Effect of derivatives(a)(c)	654	9,808	47,787
Provision for loss on asset value guarantees(b)	31,266	—	—
Charges relating to three notes receivable	—	21,898	—
Provision for loss on finance and sales-type leases	—	23,088	—
Flight equipment rent(c)	18,000	18,000	18,000
Aircraft engine order cancellation	—	20,000	—

	51,270	89,732	157,003

(a)
See Note U—Derivative Financial Instruments for more information on derivative transactions.

(b)
Relating to reserves recorded on three aircraft asset value guarantees.

(c)
Previously presented separately on the Consolidated Income Statement.

Lease Receivables and Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Receivables and Other Assets
Schedule of components of lease receivables and other assets

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Lease receivables	$237,753	$199,694
AeroTurbine Inventory	184,425	149,390
Lease incentive costs, net of amortization	173,995	128,616
Straight-line rents and other assets	205,841	226,609
Goodwill and Other intangible assets(a)	47,481	48,887
Notes and trade receivables, net of allowance(b)	19,105	23,181
Derivative assets(c)	—	54

	$868,600	$776,431

(a)
Goodwill relates to our acquisition of AeroTurbine.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.5%.

(c)
See Note O—Derivative Financial Instruments.

	2012	2011
	(Dollars in thousands)
Lease receivables	$199,694	$222,637
AeroTurbine Inventory	149,390	148,452
Lease incentive costs, net of amortization(a)	128,616	119,878
Straight-line rents and other assets(b)	235,780	47,115
Goodwill and Other intangible assets	48,887	51,965
Notes and trade receivables, net of allowance(c)	23,181	9,489
Derivative assets(d)	54	198

	$785,602	$599,734

(a)
We capitalized lease incentives of $65.8 million and $89.6 million for the years 2012 and 2011, respectively. We amortized lease incentives into Rental of flight equipment of $61.5 million, $63.4 million and $47.8 million for the years 2012, 2011, and 2010, respectively.

(b)
Credit balances of Straight-line rents in the amount of $175.8 million were reclassified to Security deposits, deferred overhaul rentals and other customer deposits on the Consolidated Balance Sheet at December 31, 2012.

(c)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.4%.

(d)
See Note U—Derivative Financial Instruments.

Schedule of activity in allowance for credit losses on notes receivable

(Dollars in thousands)
Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—

(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—

Net Investment in Finance and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2012
Net Investment in Finance and Sales-type Leases
Schedule of components of net investment in finance and sales-type leases

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Total lease payments to be received	$98,211	$86,592
Estimated residual values of leased flight equipment (unguaranteed)	29,157	46,857
Less: Unearned income	(33,432)	(28,615)

	$93,936	$104,834
Less: Allowance for credit losses	—	(23,088)

Net investment in finance and sales-type leases	$93,936	$81,746

Schedule of minimum future lease payments on finance and sales-type leases

(Dollars in thousands)
2013	$22,143
2014	16,273
2015	12,758
2016	12,396
2017	12,373
Thereafter	22,268

Total minimum lease payments to be received	$98,211

Schedule of activity in allowance for credit losses on net investment in finance and sales-type leases

(Dollars in thousands)
Balance at December 31, 2010	$—
Provision	23,088
Write-offs	—

Balance at December 31, 2011	$23,088
Provision	—
Write-offs	(23,088)

Balance at December 31, 2012	$—

Debt Financing (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Financing
Schedule of debt financing

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	1,972,707	2,193,229
Secured bank debt(a)	1,824,588	1,961,143
Institutional secured term loans	750,000	1,450,000
Less: Deferred debt discount	(5,550)	(15,125)

	8,441,745	9,489,247
Unsecured
Bonds and medium-term notes	13,884,497	13,890,747
Less: Deferred debt discount	(32,294)	(37,207)

	13,852,203	13,853,540

Total Senior Debt Financings	22,293,948	23,342,787
Subordinated Debt	1,000,000	1,000,000

	$23,293,948	$24,342,787

(a)
Of this amount, $182.3 million (2013) and $270.5 million (2012) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our Condensed, Consolidated Financial Statements.

	December 31,
	2012	2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	2,193,229	2,335,147
Secured bank debt(a)	1,961,143	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(15,125)	(17,452)

	9,489,247	9,764,631
Unsecured
Bonds and medium-term notes	13,890,747	13,658,769
Less: Deferred debt discount	(37,207)	(39,128)

	13,853,540	13,619,641

Total Senior Debt Financings	23,342,787	23,384,272
Subordinated debt	1,000,000	1,000,000

	$24,342,787	$24,384,272

(a)
Of this amount, $270.5 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements.

Schedule of information regarding the collateral provided for secured debt

	As of June 30, 2013
	Debt Outstanding	Net Book Value of Collateral		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,323,464		174
ECA and Ex-Im Financings	1,972,707	5,539,535		121
Secured bank debt	1,824,588	2,653,355	(a)	61	(a)
Institutional secured term loans	750,000	1,486,780		52

Total	$8,447,295	$16,003,134		408

(a)
Amounts represent net book value of collateral and number of aircraft securing ILFC secured bank term debt. Amounts do not include assets securing AeroTurbine's secured revolving credit facility. AeroTurbine's credit facility, under which $308 million was drawn as of June 30, 2013, is secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors.

	As of December 31, 2012
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,485,121		174
ECA and Ex-Im financings	2,193,229	5,338,188		119	(a)
Secured bank debt(b)	1,961,143	2,925,637	(b)	63	(b)
Institutional secured term loans	1,450,000	2,801,330		97

Total	$9,504,372	$17,550,276		453

(a)
Excludes the two aircraft we intend to finance with the Ex-Im notes, as they had not yet been assigned as collateral as of December 31, 2012.

(b)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $260.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Schedule of maturities of debt financing (excluding deferred debt discount)

(Dollars in thousands)
2013	$4,054,495
2014	3,045,003
2015	2,811,990
2016	3,291,194
2017	3,304,860
Thereafter	7,887,577

$24,395,119

Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Schedule of security deposits, deferred overhaul rentals and other customer deposits

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Security deposits paid by lessees	$1,200,997	$1,115,213
Deferred overhaul rentals	854,034	754,175
Rents received in advance and Straight-line rents	449,390	453,837
Other customer deposits	231,580	201,756

Total	$2,736,001	$2,524,981

	As of December 31,
	2012	2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,115,213	$1,089,771
Deferred overhaul rentals	754,175	718,472
Rents received in advance and Straight-line rents	453,837	272,205
Other customer deposits	201,756	227,189

Total	$2,524,981	$2,307,637

Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Shareholders' Equity
Schedule of accumulated other comprehensive (loss) income

	Three Months Ended June 30, 2013				Six Months Ended June 30, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2013	$(10,653)	$624	$(10,029)	Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive (loss) income before reclassifications	3,162	(167)	2,995	Other comprehensive (loss) income before reclassifications	6,385	117	6,502
Amounts reclassified from AOCI	297	—	297	Amounts reclassified from AOCI	595	—	595
Income tax effect	(1,221)	59	(1,162)	Income tax effect	(2,464)	(41)	(2,505)

Net increase (decrease) in other comprehensive income (loss)	2,238	(108)	2,130	Net increase in other comprehensive income (loss)	4,516	76	4,592

Balance at June 30, 2013	$(8,415)	$516	$(7,899)	Balance at June 30, 2013	$(8,415)	$516	$(7,899)

	Three Months Ended June 30, 2012				Six Months Ended June 30, 2012
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2012	$(20,022)	$121	$(19,901)	Balance at December 31, 2011	$(19,763)	$127	$(19,636)
Other comprehensive (loss) income before reclassifications	4,261	(9)	4,252	Other comprehensive (loss) income before reclassifications	3,395	(17)	3,378
Amounts reclassified from AOCI	305	—	305	Amounts reclassified from AOCI	610	—	610
Income tax effect	(1,614)	3	(1,611)	Income tax effect	(1,312)	5	(1,307)

Net increase (decrease) in other comprehensive income (loss)	2,952	(6)	2,946	Net increase (decrease) in other comprehensive income (loss)	2,693	(12)	2,681

Balance at June 30, 2012	$(17,070)	$115	$(16,955)	Balance at June 30, 2012	$(17,070)	$115	$(16,955)

	2012	2011
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $7,054 (2012) and $10,642 (2011)	$(12,931)	$(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax of $240 (2012) and $68 (2011)	440	127

Total accumulated other comprehensive (loss) income	$(12,491)	$(19,637)

Rental Income (Tables)	12 Months Ended
Dec. 31, 2012
Rental Income
Schedule of minimum future rentals on non-cancelable operating leases and subleases of flight equipment

Year Ended	(Dollars in thousands)
2013	$3,853,694
2014	3,343,945
2015	2,630,761
2016	2,001,212
2017	1,346,960
Thereafter	1,628,759

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of income (loss) from continuing operations before income tax expense (benefit)

	Years Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
U.S.	$19,835	$(1,309,684)	$(1,095,788)
Foreign	351,256	275,705	331,152

Total	$371,091	$(1,033,979)	$(764,636)

Schedule of (benefit) provision for income taxes

	2012	2011	2010
	(Dollars in thousands)
Current:
Federal	$23,859	$156,086	$41,357
State	(613)	1,175	677
Foreign	494	990	1,459

	23,740	158,251	43,493
Deferred:
Federal	(73,202)	(553,439)	(314,923)
State	(6,332)	32,443	(22,940)
Foreign	16,563	52,667	25,402

	(62,971)	(468,329)	(312,461)

	$(39,231)	$(310,078)	$(268,968)

Schedule of deferred tax liabilities (assets)

	2012	2011
	(Dollars in thousands)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment	$4,999,957	$4,992,981

Total Deferred Tax Liabilities	$4,999,957	$4,992,981

Deferred Tax Assets
Straight line rents	$(23,719)	$(6,102)
Estimated reimbursements of overhaul rentals	(267,157)	(261,833)
Capitalized overhauls	(100,418)	(80,479)
Rent received in advance	(91,879)	(89,013)
Derivatives	(8,155)	(12,532)
Accruals and reserves	(110,466)	(119,232)
Net operating loss carry forward and other tax attributes	(211,854)	(143,108)
Investment in foreign subsidiaries	(69,230)	(52,668)
Other	(10,146)	(52,667)

Total Deferred Tax Assets	$(893,024)	$(817,634)

Valuation Allowance	$35,790	$29,242

Total Deferred Tax Assets After Valuation Allowance	$(857,234)	$(788,392)

Net Deferred Tax Liability	$4,142,723	$4,204,589

Schedule of reconciliation of the expected total provision at the statutory tax rate for income taxes to the amount recorded

	2012	2011	2010
	(Dollars in thousands)
Computed expected provision at 35%	$129,882	$(361,893)	$(267,623)
State income tax, net of Federal	(4,514)	21,852	(14,470)
Foreign Taxes	—	—	133
IRS audit adjustments	(2,802)	37,011	8,656
Tax basis adjustment	(162,639)	—	—
Other	842	(7,048)	4,336

Provision for income taxes	$(39,231)	$(310,078)	$(268,968)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Dollars in thousands)
Balance at January 1, 2010	$165,824
Additions based on tax positions related to 2010	53,584
Additions for tax positions of prior years	5,944
Reductions for tax positions of prior years	—

Balance at December 31, 2010	225,352

Additions based on tax positions related to 2011	48,549
Additions for tax positions of prior years	800
Reductions for tax positions of prior years	(18,115)

Balance at December 31, 2011	256,586

Additions based on tax positions related to 2012	480,927
Additions for tax positions of prior years	5,652
Reductions for tax positions of prior years	(17,419)

Balance at December 31, 2012	$725,746

Other Information (Tables)	12 Months Ended
Dec. 31, 2012
Other Information
Schedule of revenue amount and percentage of total revenues from rentals of flight equipment attributable to geographic areas based on each airline's principal place of business

	2012			2011			2010
	Amount		%	Amount		%	Amount	%
	(Dollars in thousands)
Europe	$1,561,565	(a)	35.9%	$1,730,203	(a)	38.8%	$1,893,679	40.1%
Asia and the Pacific	1,295,799		29.8	1,335,533		30.0	1,430,017	30.2
The Middle East and Africa	540,047		12.4	555,058		12.5	585,679	12.4
U.S. and Canada	389,533		9.0	362,067		8.1	375,496	7.9
Commonwealth of Independent States	287,643		6.6	244,418		5.5	235,235	5.0
Central and South America and Mexico	271,015		6.3	227,126		5.1	206,396	4.4

	$4,345,602	(b)	100.0%	$4,454,405	(b)	100.0%	$4,726,502	100.0%

(a)
Includes $352,363 (2012), $400,300 (2011) and $429,366 (2010) of revenue attributable to customers whose principal business is located in the Euro-zone periphery, which is comprised of Greece, Ireland, Italy, Portugal and Spain. Revenues generated from Europe have decreased from 2010 through 2012 as a result of increased repossessions of aircraft from European customers following the European sovereign debt crisis, that we re-leased to airlines domiciled elsewhere.

(b)
Includes AeroTurbine lease revenue of $78,922 for the year ended December 31, 2012 and $19,874 from its acquisition date of October 7, 2011, to December 31, 2011.

Schedule of revenue attributable to individual countries representing at least 10% of total revenue in any year based on each airline's principal place of business

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
China	$743,447	17.1%	$766,350	17.2%	$815,683	17.3%
France	457,007	10.5	487,027	10.9	516,899	10.9

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies.
Schedule of minimum rentals under the non-cancelable leases

(Dollars in thousands)
2013	$17,626
2014	17,831
2015	13,085
2016	3,195
2017	2,619
Thereafter	17,032

Total(a)	$71,388

(a)
Minimum rentals have not been reduced by minimum sublease rentals of $3.5 million in the future under non-cancelable subleases.

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
June 30, 2013
Derivative assets	$—	$—		$—	$—	$—
Derivative liabilities	—	(13,982)	(a)	—	—	(13,982)

Total	$—	$(13,982)		$—	$—	$(13,982)

December 31, 2012
Derivative assets	$—	$54		$—	$—	$54 (b)
Derivative liabilities	—	(20,933)	(a)	—	—	(20,933)

Total	$—	$(20,879)		$—	$—	$(20,879)

(a)
The balance includes CVA and MVA adjustments of $0.1 million and $0.3 million as of June 30, 2013 and December 31, 2012, respectively.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
December 31, 2012:
Derivative assets	$—	$54		$—	$—	$54 (a)
Derivative liabilities	—	(20,933	)(b)	—	—	(20,933)

Total derivative assets, net	$—	$(20,879)		$—	$—	$(20,879)

December 31, 2011:
Derivative assets	$—	$198		$—	$—	$198 (a)
Derivative liabilities	—	(31,756	)(b)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $0.3 million and $6.4 million as of December 31, 2012 and 2011, respectively.

Schedule of the effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded to flight equipment

	Book Value at December 31, 2012	Impairment Charges	Reclassifications and Other Adjustments	Sales	Depreciation	Book Value at June 30, 2013
	(Dollars in thousands)
Flight equipment	$470,168	$(162,476)	$(189,765)	$(15,612)	$(22,516)	$79,799
Flight equipment held for sale	—	—	162,250	—	—	162,250
Lease receivables and other assets	1,500	(349)	15,632	(4,592)	—	12,191
Net investment in finance and sales-type leases	—	—	6,689 (a)	—	—	6,689

Total	$471,668	$(162,825)	$(5,194)	$(20,204)	$(22,516)	$260,929

(a)
Includes collections and security deposits applied against the finance and sales-type leases.

	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments		Book Value at December 31, 2012
	(Dollars in thousands)
Flight equipment	$449,647	$(192,361)	$(106,871)	$(23,768)	$(20,300	)(a)	$106,347
Flight equipment held for sale	—	—	36,848	(34,677)	—		2,171
Lease receivables and other assets(c)	—	—	29,816	(30,827)	28,937	(b)	27,926
Net investment in finance and sales-type leases(d)	—	—	40,207	—	(12,386)		27,821

Total	$449,647	$(192,361)	$—	$(89,272)	$(3,749)		$164,265

(a)
Includes capitalized costs of $22.4 million relating to engine exchanges.

(b)
Relates to the addition of an aircraft through the exercise of an option that was sold at December 31, 2012.

(c)
Reclassification represents fair value of aircraft parts.

(d)
Excludes measurement of finance and sales-type leases recorded at a gain.

Schedule of key elements effecting the fair value calculation

	Fair Value at June 30, 2013	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)	$228	Income Approach	Discount Rate	8.0%

			Remaining Holding Period	0-9 years (1 year)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0-100% (23%)
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the three months ended June 30, 2013.

	Fair Value at December 31, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)(b)	$161.0	Income Approach	Discount Rate	8.0% - 14.5% (10.5)%

			Remaining Holding Period	0 - 9 years (2 years)
			Present Value of Non- Contractual Cash Flows as a Percentage of Fair Value	0 - 100% (33)%
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the year ended December 31, 2012.

(b)
Excludes measurement of finance and sales-type leases recorded at a gain.

Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Schedule of notional and fair values of derivatives outstanding

	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
June 30, 2013
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$263,727	$(13,982)

Total derivatives		$—		$(13,982)

December 31, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(Dollars in thousands)
December 31, 2012:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

Schedule of gain (loss) in OCI related to derivative instruments designated as hedging instruments

	Three Months Ended June 30,		Six Months Ended June 30,
Gain (Loss)	2013	2012	2013	2012
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)(b)	$3,176	$4,283	$6,415	$3,440
Amortization of balances of de-designated hedges and other adjustments	283	283	565	565
Income tax effect	(1,221)	(1,614)	(2,464)	(1,312)

Net changes in cash flow hedges, net of taxes	$2,238	$2,952	$4,516	$2,693

(a)
Includes $(14) and $44 of combined CVA and MVA for the three months ended June 30, 2013 and 2012, respectively, and $(249) and $(4,918) of combined CVA and MVA for the six months ended June 30, 2013 and 2012, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended June 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(31) and $(314), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $3,207 and $4,597, respectively.

Six months ended June 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(288) and $(6,238), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $6,703 and $9,678, respectively.

	December 31,
Gain (Loss)	2012	2011	2010
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$9,290	$23,059	$3,949
Foreign exchange swap agreements(c)	—	140,029	(111,473)
Amortization of balances of de-designated hedges and other adjustments	1,130	2,809	3,372
Foreign exchange component of cross currency swaps credited (charged) to income	—	(104,800)	225,700
Income tax effect	(3,588)	(21,384)	(42,542)

Net changes in cash flow hedges, net of taxes	$6,832	$39,713	$79,006

(a)
Includes $(6.1) million, $7.0 million and $23.3 million of combined CVA and MVA for the years ended December 31, 2012, 2011 and 2010.

(b)
Includes the following amounts for the following periods:
Years ended December 31, 2012, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,422), $(2,166) and $(27,733), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $17,712, $25,225 and $31,682, respectively.

(c)
Includes the following amounts for the following periods:
Years ended December 31, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709 and $(172,003), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320 and $60,530, respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

Schedule of effect of derivatives recorded in other expenses on the condensed, consolidated statements of operations

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(14)	$(22)	$(30)	$(45)
Derivatives Not Designated as a Hedge:
Interest rate cap agreements	—	89	61	194
Reconciliation to Condensed, Consolidated Statements of Income:
Reclassification of amounts de-designated as hedges recorded in AOCI	(283)	(283)	(565)	(565)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(297)	$(216)	$(534)	$(416)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2012	2011	2010
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(82)	$(111)	$(156)
Foreign exchange swap agreements	—	1,008	(26,788)

Total	(82)	897	(26,944)

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	558	(1,394)	(2,062)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	—	(6,502)	(15,409)
Reclassification of amounts de-designated as hedges recorded in AOCI	(1,130)	(2,809)	(3,372)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(654)	$(9,808)	$(47,787)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.7) million, $(0.4) million and $(0.1) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2012, 2011 and 2010, respectively.

Fair Value Disclosures of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures of Financial Instruments
Schedule of carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments

	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
June 30, 2013
Cash, including restricted cash	285,057	2,850,122 (a)	$—	$3,135,179	$3,135,179
Notes receivable	—	21,002	—	21,002	19,105
Debt financing (including subordinated debt)	(19,941,691)	(4,413,313)	—	(24,355,004)	(23,293,948)
Derivative assets	—	—	—	—	—
Derivative liabilities	—	(13,982)	—	(13,982)	(13,982)
Guarantees	—	—	(38,698)	(38,698)	(35,861)
December 31, 2012
Cash, including restricted cash	$605,410	$3,117,565 (a)	$—	$3,722,975	$3,722,975
Notes receivable	—	23,175	—	23,175	23,181
Debt financing (including subordinated debt)	(18,822,645)	(7,160,408)	—	(25,983,053)	(24,342,787)
Derivative assets	—	54	—	54	54
Derivative liabilities	—	(20,933)	—	(20,933)	(20,933)
Guarantees	—	—	(51,947)	(51,947)	(49,268)
(a)
Includes restricted cash of $435.9 million (2013) and $695.4 million (2012).

	Estimated Fair Value					Carrying Amount of Asset (Liability)
	Level 1	Level 2		Level 3	Total
	(Dollars in thousands)
December 31, 2012
Cash, including restricted cash	$605,410	$3,117,565	(a)	$—	$3,722,975	$3,722,975
Notes receivable	—	23,175		—	23,175	23,181
Debt financing (including subordinated debt and foreign currency adjustment)	(18,822,645)	(7,160,408)		—	(25,983,053)	(24,342,787)
Derivative assets	—	53		—	53	53
Derivative liabilities	—	(20,933)	(b)	—	(20,933)	(20,933)
Guarantees	—	—		(51,947)	(51,947)	(49,268)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336	(a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713		—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)		—	(24,228,045)	(24,384,272)
Derivative assets	—	198		—	198	198
Derivative liabilities	—	(31,756)	(b)	—	(31,756)	(31,756)
Guarantees	—	—		(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $695.4 million (2012) and $414.8 million (2011).

(b)
The balance includes CVA and MVA adjustments of $0.3 million and $6.4 million as of December 31, 2012 and 2011, respectively.

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Schedule of selected quarterly financial data

	Quarter
	First	Second	Third	Fourth	Total
	(Dollars in thousands)
Year Ended December 31, 2012
Total Revenues	$1,151,544	$1,134,318	$1,141,872	$1,076,506	$4,504,240
Pre-tax Income (Loss)(a)	152,213	93,908	27,556	97,414	371,091
Net Income (Loss)(a)	99,009	223,065	17,592	70,656	410,322
Year Ended December 31, 2011
Total Revenues	$1,168,513	$1,125,532	$1,123,153	$1,109,465	$4,526,663
Pre-tax Income (Loss)(b)	110,676	107,752	(1,336,954)	84,547	(1,033,979)
Net Income (Loss)(b)	69,384	73,780	(879,541)	12,476	(723,901)
(a)
During 2012, we recorded impairment charges and fair value adjustments of $18.5 million related to four aircraft, $75.1 million related to eight aircraft, $97.1 million related to 20 aircraft and $1.7 million related to three aircraft during the first, second, third and fourth quarter, respectively.

(b)
During 2011, we recorded impairment charges and fair value adjustments of $111.1 million related to 19 aircraft, $43.8 million related to seven aircraft, $1,525.3 million related to 97 aircraft and $57.3 million related to seven aircraft during the first, second, third and fourth quarter, respectively.

Organization (Details) (AIG, Minimum)	Jun. 30, 2013 item	Dec. 31, 2012 item
AIG | Minimum
Parent Company
Customers served, number of countries	130	130

Basis of Preparation (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basis of preparation
Pre-tax (Loss) Income		$ 45,673	$ 97,414	$ 27,556	$ 93,908	$ 152,213	$ 84,547	$ (1,336,954)	$ 107,752	$ 110,676	$ 110,466	$ 246,121	$ 371,091	$ (1,033,979)	$ (764,636)
Tax provision	(162,600)	12,503			(129,157)						27,680	(75,953)	(39,231)	(310,078)	(268,968)
Out-of-period adjustment | Forfeiture of share-based deferred compensation awards and extension of deferred debt issue costs and debt discount amortization related to subordinated debt
Basis of preparation
Pre-tax (Loss) Income														13,700
Out-of-period adjustment | State deferred income taxes for Florida and Alabama that previously were not properly accrued for
Basis of preparation
Tax provision														6,900
Out-of-period adjustment | Depreciable lives of overhaul costs incurred over the period and certain pension costs under a non-qualified plan
Basis of preparation
Pre-tax (Loss) Income															$ (56,200)

Basis of Preparation (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates
Reclassification adjustment	$ 9.8	$ 47.8
Rents received in advance
Reclassification adjustment	$ 272.2

Basis of Preparation (Details 3) (AIG, Sale of ILFC common stock by AIG, USD $) In Millions, unless otherwise specified	0 Months Ended
Dec. 09, 2012
AIG | Sale of ILFC common stock by AIG
Parent Company
Percentage of common stock to be sold by AIG to investor group	80.10%
Common stock, aggregate cash purchase price	$ 4,200
Percentage of additional common stock that may be sold by AIG to investor group	9.90%

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
Dec. 31, 2012 item
Summary of Significant Accounting Policies
Number of take-offs and landings per cycle	1
Inventory
Minimum holding period for classifying as excess inventory	4 years
Carrying value, excess inventory	$ 0
Passenger aircraft
Summary of significant accounting policies
Estimated useful life	25 years

Business Combinations (Details) (AeroTurbine, USD $) In Millions, unless otherwise specified	Oct. 07, 2011
AeroTurbine
Consideration:
Cash	$ 228
Debt financing	299
Total	527
Allocation of the Purchase Price
Cash	90
Flight equipment	241
Lease receivables and other assets	249
Accrued interest and other payables	(36)
Security deposits, overhaul rentals and other customer deposits	(23)
Rentals received in advance	(2)
Deferred income taxes	8
Total	527
Goodwill	$ 15.6

Related Party Transactions (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 trust	Jun. 30, 2012	Dec. 31, 2012 trust	Dec. 31, 2011	Dec. 31, 2010
Equity:
Income taxes paid				$ 0	$ 2,000,000	$ 1,700,000	$ 58,500,000	$ 10,100,000
AIG
Related party transactions
Repayment of amount due on loan to related party	85,000,000
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years				2		2
Compensation and other expenses recorded in additional paid in capital				600,000		2,600,000	(8,000,000)	2,800,000
Adjustment for forfeited pension benefits							8,000,000
Expense (income):
Allocation of corporate costs from related party		9,484,000	5,189,000	16,111,000	13,866,000	22,941,000	(1,246,000)	30,512,000
Asset (liability):
Current income taxes and other tax liabilities		(280,154,000)		(280,154,000)		(299,333,000)	(279,441,000)
Accrued corporate costs payable		(24,184,000)		(24,184,000)		(20,969,000)	(21,672,000)
Equity:
Aircraft transfer to AIG, net of tax						25,379,000
Aircraft contribution from AIG, net of tax						(16,690,000)
Compensation and other expenses paid by AIG				647,000		2,636,000	(8,000,000)	2,825,000
Corporate aircraft transferred to AIG, tax						11,866,000
Taxes on aircraft contribution from AIG						9,211,000
Income taxes paid				0		1,700,000	58,500,000
AIG | Retained earnings
Related party transactions
Number of corporate aircraft						2
Combined net book value of aircraft transfer						37,300,000
AIG | Capital contribution received
Related party transactions
Number of corporate aircraft						1
Coporate aircraft from AIG in Lease receivables and other assets						16,700,000
AIG | Insurance premiums
Expense (income):
Purchases from related party				4,700,000	5,000,000	9,900,000	7,900,000	7,300,000
AIG | Loan
Expense (income):
Interest								157,926,000
AIGFP and AIG Markets, Inc. | Derivative contracts
Expense (income):
Income from related party							8,414,000	45,725,000
AIG Markets, Inc.
Expense (income):
Interest on time deposit account		(799,000)	(1,049,000)	(1,625,000)	(1,643,000)	(3,634,000)
Asset (liability):
Time deposit account		1,105,241,000		1,105,241,000		1,103,591,000
Derivative liabilities		(13,982,000)		(13,982,000)		(20,933,000)	(31,756,000)
Equity:
Period to maturity of time deposit account				30 days		30 days
AIG Markets, Inc. | Derivative contracts
Expense (income):
Interest		3,207,000	4,597,000	6,703,000	9,678,000	17,712,000	50,043,000	91,988,000
Income from related party		297,000	305,000	595,000	610,000	1,212,000
AIGFP | Hedged leases
Expense (income):
Income from related party								224,000
Subsidiaries of AIG | Management services agreements
Expense (income):
Expense from related party		95,000	76,000	126,000	116,000	156,000	94,000	425,000
Related parties | Management services agreements
Expense (income):
Income from related party		$ (2,089,000)	$ (2,259,000)	$ (4,183,000)	$ (4,464,000)	$ (8,871,000)	$ (9,323,000)	$ (9,429,000)

Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income
Interest and Other	$ 12,689	$ 15,557	$ 49,158	$ 26,486	$ 70,187	$ 48,202	$ 61,741
Total	27,147	24,496	73,102	47,759	123,250	57,910	61,741
AeroTurbine
Other income
Revenue : Engines, airframes, parts and supplies					308,981	71,778
Cost of sales					(255,918)	(62,070)
Gross profit					$ 53,063	$ 9,708

Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended				1 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012 item	Jun. 30, 2013 item	Jun. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2011 Out-of-production aircraft or aircraft impacted by new technology developments item	Dec. 31, 2011 Freighter aircraft Before change in estimate	Jun. 30, 2011 Freighter aircraft Before change in estimate item	Dec. 31, 2011 Change in estimated useful life Increase in amount	Dec. 31, 2011 Change in estimated useful life Out-of-production aircraft or aircraft impacted by new technology developments item	Dec. 31, 2011 Change in estimated useful life Freighter aircraft item	Feb. 29, 2012 Customer bankruptcy or ceased operations item	Dec. 31, 2010 Fleet of aircraft item	Dec. 31, 2012 Fleet of aircraft	Dec. 31, 2011 Fleet of aircraft item	Sep. 30, 2010 Aircraft 747-400s, A321-100s and other	Sep. 30, 2010 Aircraft 747-400s item	Sep. 30, 2010 Aircraft A321-100s item	Sep. 30, 2010 Other aircraft item	Dec. 31, 2010 Narrowbody aircraft item	Dec. 02, 2010 Narrowbody aircraft	Dec. 31, 2010 Aircraft subject to litigation	Dec. 31, 2010 Held for use aircraft impacted by Airbus announcement of neo aircraft item	Dec. 31, 2012 Held for use aircraft, recurring assessments item	Dec. 31, 2011 Held for use aircraft, recurring assessments item	Dec. 31, 2010 Held for use aircraft, recurring assessments item	Dec. 31, 2011 Held for use aircraft, recurring assessments AeroTurbine item	Dec. 31, 2012 Aircraft under lease with customers that ceased operations item	Dec. 31, 2011 Aircraft under lease with customers that ceased operations item
Aircraft impairment charges on flight equipment held for use
Aircraft Impaired or adjusted	2	2	4	4	10	100	82								5		95		7	5	4	61			61	9	97	21	1	1	3
Impairment Charges and Fair Value Adjustments	$ 15,532,000	$ 30,254,000	$ 35,238,000	$ 41,425,000	$ 102,662,000	$ 1,567,180,000	$ 1,110,427,000								$ 82,300,000			$ 417,700,000				$ 602,300,000		$ 8,100,000	$ 602,300,000	$ 100,200,000	$ 1,523,300,000	$ 508,100,000		$ 2,500,000	$ 43,900,000
Estimated useful life									35 years				25 years			25 years
Depreciation expense											$ 55,900,000
Number of aircraft								239		10		140	10						13	11		78
Number of aircraft, estimated undiscounted cash flows supported carrying values																			6	6
Fuel savings (as a percent)																							15.00%
Aircraft excluded, impairment charges recorded earlier in period																										1
Aircraft impaired or adjusted twice																															2
Number of customers declaring bankruptcy or ceasing operations														4
Number of customers declaring bankruptcy or ceasing operations with separate operating certificates														1
Number of operating certificates held by customers declaring bankruptcy or ceasing operations														2

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012 item	Jun. 30, 2013 item	Jun. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	19	7	29	9	26	30	77
Impairment Charges and Fair Value Adjustments	$ 101,091	$ 44,783	$ 127,587	$ 52,127	$ 89,700	$ 170,328	$ 552,762
Aircraft likely to be sold or sold
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	13	3	15	5	10	17	15
Impairment Charges and Fair Value Adjustments	69,300	32,600	78,800	37,800	43,300	163,100	155,100
Aircraft impaired or adjusted twice					1
Held for sale aircraft sold or transferred from held for sale back to flight equipment
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted					4	10	60
Impairment Charges and Fair Value Adjustments					4,100	(3,700)	372,100
Aircraft intended to be or designated for part-out
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	6	4	14	4	12	3	2
Impairment Charges and Fair Value Adjustments	$ 31,800	$ 12,200	$ 48,800	$ 14,300	$ 42,300	$ 10,900	$ 25,600
Engines impaired or adjusted	3	1	4	4	13

Other Expenses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other expenses details
Provision for loss on finance and sales-type leases						$ 23,088
Other expenses	297	4,716	7,665	9,416	51,270	89,732	157,003
Asset Value Guarantees
Other expenses details
Number of reserves for guarantee obligations			2		3	2
Other expenses
Other expenses details
Lease charges					1,350	(3,062)	91,216
Effect of derivatives					654	9,808	47,787
Provision for loss on asset value guarantees					31,266
Charges relating to three notes receivable						21,898
Provision for loss on finance and sales-type leases						23,088
Flight equipment rent					18,000	18,000	18,000
Aircraft engine order cancellation						$ 20,000

Lease Receivables and Other Assets (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Receivables and Other Assets
Lease receivables	$ 237,753,000	$ 199,694,000	$ 222,637,000
AeroTurbine Inventory	184,425,000	149,390,000	148,452,000
Lease incentive costs, net of amortization	173,995,000	128,616,000	119,878,000
Straight-line rents and other assets		235,780,000	47,115,000
Goodwill and Other intangible assets	47,481,000	48,887,000	51,965,000
Notes and trade receivables, net of allowance	19,105,000	23,181,000	9,489,000
Derivative assets		54,000	198,000
Total		785,602,000	599,734,000
Total	868,600,000	776,431,000
Lease incentives capitalized		65,800,000	89,600,000	55,400,000
Lease incentives amortized into rental of flight equipment		61,500,000	63,400,000	47,800,000
Straight-line lease adjustments reclassified from Security deposits, overhaul rentals and other customer deposits to Lease receivable and other assets		175,761,000
Minimum varying interest rate on notes receivable (as a percent)	2.00%	2.00%
Maximum varying interest rate on notes receivable (as a percent)	10.50%	10.40%
Allowance for credit losses
Balance at the beginning of the period		41,396,000	21,042,000
Provision		(9,727,000)	20,354,000
Write-offs		(31,669,000)
Balance at the end of the period			$ 41,396,000	$ 21,042,000

Net Investment in Finance and Sales-type Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Net Investment in Finance and Sales-type Leases
Total lease payments to be received	$ 98,211	$ 86,592
Estimated residual values of leased flight equipment (unguaranteed)	29,157	46,857
Less: Unearned income	(33,432)	(28,615)
Net investment in finance and sales-type leases before allowance for credit losses	93,936	104,834
Less: Allowance for credit losses		(23,088)
Net investment in finance and sales-type leases	93,936	81,746	96,124
Minimum future lease payments on finance and sales-type leases
2013	22,143
2014	16,273
2015	12,758
2016	12,396
2017	12,373
Thereafter	22,268
Total minimum lease payments to be received	98,211	86,592
Allowance for credit losses
Balance at start of the period	23,088
Provision		23,088
Write-offs	(23,088)
Balance at end of the period		$ 23,088

Debt Financing (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount		$ 24,395,119,000
Secured debt financing, net of deferred debt discount	8,441,745,000	9,489,247,000	9,764,631,000
Unsecured debt financing, net of deferred debt discount	13,852,203,000	13,853,540,000	13,619,641,000
Debt financing, net of deferred debt discount	23,293,948,000	24,342,787,000	24,384,272,000
Subordinated debt	1,000,000,000	1,000,000,000	1,000,000,000
Senior Debt Obligations
Debt financings and information regarding the collateral provided for secured debt
Debt financing, net of deferred debt discount	22,293,948,000	23,342,787,000	23,384,272,000
Secured Debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	8,447,295,000	9,504,372,000
Less: Deferred debt discount	(5,550,000)	(15,125,000)	(17,452,000)
Secured debt financing, net of deferred debt discount	8,441,745,000	9,489,247,000	9,764,631,000
Net Book Value	16,003,134,000	17,550,276,000
Collateral provided, number of aircraft	408	453
Secured Debt | Senior secured bonds
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	3,900,000,000	3,900,000,000	3,900,000,000
Net Book Value	6,323,464,000	6,485,121,000
Collateral provided, number of aircraft	174	174
Secured Debt | ECA and Ex-Im financings
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	1,972,707,000	2,193,229,000	2,335,147,000
Net Book Value	5,539,535,000	5,338,188,000
Collateral provided, number of aircraft	121	119
Secured Debt | Ex-Im Financings
Debt financings and information regarding the collateral provided for secured debt
Number of aircraft pledged as collateral excluded as delivery is pending		2
Secured Debt | Bank debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	1,824,588,000	1,961,143,000	2,246,936,000
Net Book Value	2,653,355,000	2,925,637,000
Collateral provided, number of aircraft	61	63
Secured Debt | Bank debt | Consolidated VIEs
Debt financings and information regarding the collateral provided for secured debt
Non-recourse to ILFC	182,300,000	270,500,000	97,000,000
Secured Debt | Institutional secured term loans
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	750,000,000	1,450,000,000	1,300,000,000
Net Book Value	1,486,780,000	2,801,330,000
Collateral provided, number of aircraft	52	97
Secured Debt | AeroTurbine Revolving Credit Agreement | Subsidiary borrower
Debt financings and information regarding the collateral provided for secured debt
Amount outstanding under the facility	308,000,000	260,000,000
Unsecured Debt
Debt financings and information regarding the collateral provided for secured debt
Less: Deferred debt discount	(32,294,000)	(37,207,000)	(39,128,000)
Unsecured debt financing, net of deferred debt discount	13,852,203,000	13,853,540,000	13,619,641,000
Unsecured Debt | Bonds and medium-term notes
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	13,884,497,000	13,890,747,000	13,658,769,000
Less: Deferred debt discount		$ (37,207,000)	$ (39,128,000)

Debt Financing (Details 2) (USD $)	6 Months Ended		12 Months Ended		6 Months Ended				0 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended										6 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Secured Debt	Jun. 30, 2012 Secured Debt	Dec. 31, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Aug. 20, 2010 Secured Debt Senior secured bonds item	Jun. 30, 2013 Secured Debt Senior secured bonds	Dec. 31, 2012 Secured Debt Senior secured bonds	Jun. 30, 2013 Secured Debt Senior secured bonds Minimum	Dec. 31, 2012 Secured Debt Senior secured bonds Minimum	Jun. 30, 2013 Secured Debt Senior secured bonds Maximum	Dec. 31, 2012 Secured Debt Senior secured bonds Maximum	Aug. 20, 2010 Secured Debt Senior secured notes 6.5 % due September 2014	Aug. 20, 2010 Secured Debt Senior secured notes 6.75% due September 2016	Aug. 20, 2010 Secured Debt Senior secured notes 7.125% due September 2018	Jun. 30, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Jun. 30, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Jun. 30, 2013 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Jun. 30, 2013 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2012 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 19, 2012 Secured Debt Ex-Im Financings	Jun. 30, 2013 Secured Debt Ex-Im Financings item	Dec. 31, 2012 Secured Debt Ex-Im Financings item	Feb. 29, 2012 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility	Dec. 31, 2012 Secured Debt 2006 Credit Facility	Oct. 13, 2006 Secured Debt 2006 Credit Facility	Oct. 31, 2006 Secured Debt 2006 Credit Facility LIBOR	Oct. 13, 2006 Secured Debt 2006 Credit Facility LIBOR	Mar. 30, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Mar. 31, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Jun. 30, 2013 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Jan. 02, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan Prior to March 30, 2013 Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary
Debt financings
Issuance of debt									$ 3,900,000,000							$ 1,350,000,000	$ 1,275,000,000	$ 1,275,000,000												$ 287,000,000
Interest rate on debt (as a percent)																6.50%	6.75%	7.13%													1.49%	1.49%
Number of aircraft designated as collateral									174																						2	2							54	54
Number of subsidiaries which either own or hold leases of aircraft included in the pool securing the notes									2
Number of days' notice that the entity must provide for the redemption of notes												30 days	30 days	60 days	60 days
Prepayment penalty percentage												1.00%	1.00%																															1.00%
Amount outstanding	8,441,745,000		9,489,247,000	9,764,631,000	8,441,745,000		9,489,247,000	9,764,631,000												1,900,000,000
Interest rate at period end (as a percent)																						0.39%	0.50%	4.71%	4.71%
Variable rate basis																										LIBOR	LIBOR										LIBOR								LIBOR	LIBOR	Base Rate	Base Rate
Margin added to variable rate basis (as a percent)																																						2.15%							2.75%	2.75%	1.75%	1.75%
Net book value of the aircraft purchased					16,003,134,000		17,550,276,000			6,323,464,000	6,485,121,000								4,000,000,000	4,000,000,000																			2,400,000,000				2,400,000,000
Segregated security deposits, overhaul rentals and rental payments	435,913,000		695,388,000	414,807,000															421,400,000	405,400,000	414,800,000											287,000,000
Loan-to-value ratio (as a percent)																												50.00%	50.00%										65.00%
Initial maximum borrowing capacity																																				2,500,000,000			1,300,000,000
Maximum borrowing capacity																																									1,500,000,000	1,500,000,000
Facility fee (as a percent)																																		0.20%
Prepayment of remaining outstanding amount																																	456,900,000		456,900,000
Write off of unamortized deferred financing costs and deferred debt discount	17,695,000	22,934,000	22,934,000		17,700,000	22,900,000																											3,200,000
Number of subsidiaries entered into loan agreement																																							1
Advance rate as percentage of initial appraised value of the aircraft transferred to the SPEs																																							65.00%
Amount advanced to subsidiary borrower																			$ 1,700,000,000																						$ 1,300,000,000	$ 1,500,000,000

Debt Financing (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended						6 Months Ended	12 Months Ended	1 Months Ended			6 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended	1 Months Ended				1 Months Ended		1 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Secured Debt	Jun. 30, 2012 Secured Debt	Dec. 31, 2012 Secured Debt	Jun. 30, 2013 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Feb. 23, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Jun. 30, 2013 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	May 31, 2009 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements item	Dec. 31, 2012 Secured Debt Secured Commercial Bank Financings, related party, May 2009 Non-restricted subsidiary Interest rate cap agreements Minimum	Jun. 30, 2013 Secured Debt Secured Commercial Bank Financings, related party, May 2009 LIBOR Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 2009 Aircraft Financings, Borrowings from third parties	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary item	Dec. 31, 2012 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties LIBOR Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche one Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche one LIBOR Non-restricted subsidiary	May 31, 2009 Secured Debt Borrowings from third parties, tranche two Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Borrowings from third parties, tranche two LIBOR Non-restricted subsidiary	Jun. 30, 2013 Secured Debt Aircraft financings June 2009	Jun. 30, 2009 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Jun. 30, 2013 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Mar. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary item	Jun. 30, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 29, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 30, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary item	Jun. 30, 2013 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Jun. 30, 2013 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Mar. 31, 2012 Secured Debt 2010 term loan, maturing on March 17, 2015	Jun. 30, 2012 Secured Debt 2010 term loan, maturing on March 17, 2015	Dec. 31, 2012 Secured Debt 2010 term loan, maturing on March 17, 2015	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 item	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015 LIBOR	Apr. 30, 2012 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary item	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2012 Term Loans Subsidiary borrower Maximum	Apr. 05, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017	Jun. 30, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower item	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower item	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower	Jun. 30, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower Maximum	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	May 30, 2013 Secured Debt 2012 term loan, maturing on April 12, 2016	Jun. 30, 2013 Secured Debt 2012 term loan, maturing on April 12, 2016	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower item	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower item	Dec. 31, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Period prior to April 12, 2013 Subsidiary borrower	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower
Debt financings
Maximum borrowing capacity												$ 430,000,000																						$ 203,000,000	$ 203,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option										70,000,000	70,000,000
Variable rate basis													LIBOR	LIBOR				LIBOR				LIBOR		LIBOR		LIBOR																		LIBOR				LIBOR								LIBOR		Base Rate							LIBOR
Margin added to variable rate basis (as a percent)													3.00%	3.00%																														4.75%				5.00%									4.00%		3.00%							3.75%
Amount outstanding under the facility										308,000,000	260,000,000																					182,000,000
Subordinated financing provided to subsidiary															39,000,000
Number of subsidiaries entered into loan agreement																																			1																		1									1
Issuance of debt																				106,000,000								55,400,000															750,000,000				550,000,000					900,000,000										550,000,000	550,000,000
Face amount of notes																							82,000,000		24,000,000
Number of tranches																				2
Interest rate at period end (as a percent)																								3.36%		5.06%
Number of agreements																2
Interest rate risk (as a percent)																	4.00%
Loan outstanding	23,293,948,000		23,293,948,000		24,342,787,000	24,384,272,000															66,000,000								34,100,000
Net book value of aircraft							16,003,134,000		17,550,276,000												127,100,000								84,300,000																									1,660,000,000								1,000,000,000
Aircraft owned by subsidiary																													1	1
Portion of loan amortized over five years																													0.5
Amortization period																												5 years	5 years
Loan due for payment in 2014																												27,500,000	27,500,000
Fixed interest rate (as a percent)																												6.58%	6.58%
Number of aircraft designated as collateral																																											43				37					62										35	36
Loan-to-value ratio (as a percent)																																											56.00%				57.00%						54.00%									55.00%
Interest rate floor (as a percent)																																												2.00%				2.00%									1.00%									1.00%
Average interest rate (as a percent)																																4.73%	4.73%
Prepayment penalty percentage																																				2.00%	2.00%	1.00%	1.00%																									1.00%
Required loan-to-value ratio (as a percent)																																																	63.00%						63.00%
Number of Boeing 737-800s aircraft to be financed																															7
Principal amortization period																																6 years	6 years
Write off of unamortized deferred financing costs and deferred debt discount			17,695,000	22,934,000	22,934,000		17,700,000	22,900,000																																17,700,000																				12,300,000
Prepayment of debt																			106,000,000								55,400,000													750,000,000	750,000,000	750,000,000			550,000,000	550,000,000				150,000,000	150,000,000										550,000,000
Percentage of transaction that was accounted for as modification of the 2010 secured term loan																																																															92.00%
Arrangement fee included in selling, general and administrative expense																																													4,700,000
Amount recorded for early extinguishment of debt	$ (15,221,000)	$ (2,054,000)	$ (17,695,000)	$ (22,934,000)	$ (22,934,000)	$ (61,093,000)																																							$ 2,000,000

Debt Financing (Details 4) (USD $)	1 Months Ended			12 Months Ended					2 Months Ended			2 Months Ended			12 Months Ended
	Jun. 30, 2011 Unsecured Debt	Jun. 17, 2011 Unsecured Debt	Jun. 17, 2011 Unsecured Debt Maximum	Dec. 31, 2012 Unsecured Debt Notes issued under Shelf Registration Statements	Dec. 31, 2012 Unsecured Debt Notes issued in March and August 2012	Dec. 31, 2012 Unsecured Debt 4.875% notes due 2015	Dec. 31, 2012 Unsecured Debt 5.875% notes due 2019	Dec. 31, 2012 Unsecured Debt 5.875% notes due 2022	Apr. 30, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 06, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Mar. 22, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 30, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Apr. 06, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Mar. 22, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Dec. 31, 2010 Secured Debt 2010 term loan, maturing on March 17, 2015	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary
Debt financings
Face amount of debt				$ 11,100,000,000		$ 750,000,000	$ 750,000,000	$ 750,000,000
Issuance of debt									1,250,000,000			1,500,000,000			750,000,000	550,000,000
Interest rate on debt (as a percent)						4.88%	5.88%	5.88%		8.63%	8.63%		8.75%	8.75%
Net proceeds from issuances of notes					2,220,000,000
Purchase of notes, cash consideration			1,750,000,000
Principal amount of previously issued notes that were repurchased		1,670,000,000
Losses recognized in connection with cancellation of notes	$ 61,100,000
Interest rate on debt, minimum (as a percent)				4.88%
Interest rate on debt, maximum (as a percent)				8.88%

Debt Financing (Details 5) (USD $)	6 Months Ended		12 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended					0 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2005 Subordinated Debt item	Dec. 31, 2005 Subordinated debt, $400 million tranche item	Dec. 31, 2005 Subordinated debt, $400 million tranche Before call option date of December 21, 2015	Jun. 30, 2013 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Jun. 30, 2013 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Jun. 30, 2013 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2005 Subordinated debt, $600 million tranche item	Jun. 30, 2013 Subordinated debt, $600 million tranche	Dec. 31, 2012 Subordinated debt, $600 million tranche	Dec. 31, 2005 Subordinated debt, $600 million tranche LIBOR	Dec. 31, 2005 Subordinated debt, $600 million tranche 10-year constant maturity treasury	Dec. 31, 2005 Subordinated debt, $600 million tranche 30-year constant maturity treasury	Jun. 30, 2011 Unsecured Debt	Jun. 17, 2011 Unsecured Debt	Apr. 02, 2013 Unsecured Debt 2012 Credit Facility	Oct. 09, 2012 Unsecured Debt 2012 Credit Facility item	Jun. 30, 2013 Unsecured Debt 2012 Credit Facility LIBOR	Dec. 31, 2012 Unsecured Debt 2012 Credit Facility LIBOR	Jun. 30, 2013 Unsecured Debt 2012 Credit Facility Base rate	Dec. 31, 2012 Unsecured Debt 2012 Credit Facility Base rate	Oct. 09, 2012 Unsecured Debt 2011 Credit Facility item	Oct. 09, 2012 Unsecured Debt 2011 Credit Facility LIBOR	Oct. 09, 2012 Unsecured Debt 2011 Credit Facility Base rate	Oct. 13, 2011 Unsecured Debt 2006 Credit Facility	Oct. 13, 2011 Unsecured Debt 2006 Credit Facility LIBOR
Debt financings
Maximum aggregate available amount																					$ 2,300,000,000	$ 2,300,000,000					$ 2,000,000,000
Term of debt instrument																					3 years	3 years					3 years
Number of banks providing financing under the credit facility																						10					11
Variable rate basis							3 month LIBOR	3 month LIBOR	10 year constant maturity treasury	10 year constant maturity treasury	30 year constant maturity treasury	30 year constant maturity treasury				3 month LIBOR	10 year constant maturity treasury	30 year constant maturity treasury					LIBOR		Base Rate	Base Rate		LIBOR	Base Rate		LIBOR
Margin added to variable rate basis (as a percent)							1.80%	1.80%	1.80%	1.80%	1.80%	1.80%				1.55%	1.55%	1.55%					2.00%	2.25%							0.65%
Number of tranches				2
Amount of debt issued				1,000,000,000
Face amount of debt					400,000,000								600,000,000
Fixed interest rate (as a percent)						6.25%
Interest rate at period end (as a percent)														4.96%	4.54%
Redemption price of debt instrument (as a percent)														100.00%	100.00%
Principal amount of the bonds that must remain outstanding if partial redemption occurs														50,000,000	50,000,000
Number of contribution agreements				2	1								1
Percentage of common stock to be sold to terminate contribution agreements				90.00%
Principal amount of previously issued notes that were repurchased																				1,670,000,000
Losses recognized in connection with cancellation of notes																			61,100,000
Facility fee (as a percent)																														0.20%
Write off of unamortized deferred financing costs and deferred debt discount	$ 17,695,000	$ 22,934,000	$ 22,934,000

Debt Financing (Details 6) (USD $)	Dec. 31, 2012
Maturities of debt financing (excluding deferred debt discount)
2013	$ 4,054,495,000
2014	3,045,003,000
2015	2,811,990,000
2016	3,291,194,000
2017	3,304,860,000
Thereafter	7,887,577,000
Total	24,395,119,000
Consolidated retained earnings which are unrestricted as to payment of dividends based on consolidated net tangible worth requirements	$ 1,600,000,000

Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security deposits paid by lessees	$ 1,200,997	$ 1,115,213	$ 1,089,771
Deferred overhaul rentals	854,034	754,175	718,472
Rents received in advance and Straight-line rents	449,390	453,837	272,205
Other customer deposits	231,580	201,756	227,189
Total	$ 2,736,001	$ 2,524,981	$ 2,307,637

Shareholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011
Market Auction Preferred Stock
Liquidation value (in dollars per share)	$ 100,000	$ 100,000	$ 100,000
Period for reset of dividend rate, other than the initial rate, for each dividend period	49 days
Series A MAPS
Market Auction Preferred Stock
Dividend rate (as a percent)	0.50%
Series B MAPS
Market Auction Preferred Stock
Dividend rate (as a percent)	0.36%
Market Auction Preferred Stock
Market Auction Preferred Stock
Liquidation value (in dollars per share)	$ 100,000

Shareholders' Equity (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 AIG	Dec. 31, 2012 AIG	Dec. 31, 2011 AIG	Dec. 31, 2010 AIG	Dec. 31, 2012 AIG Paid-in capital item	Dec. 31, 2012 AIG Retained earnings item
Paid-in Capital
Compensation expenses, debt issue cost and other expenses							$ 647	$ 2,636	$ (8,000)	$ 2,825
Number of corporate aircraft											1	2
Corporate aircraft contributed by AIG, net of tax								16,690
Taxes on aircraft contribution from AIG								9,211
Corporate aircraft transferred to AIG, net of tax								25,379
Corporate aircraft transferred to AIG, tax								11,866
Adjustment for forfeited pension benefits									8,000
Accumulated other comprehensive (loss) income
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax			(12,931)			(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax			440			127
Total accumulated other comprehensive (loss) income	(7,899)	(10,029)	(12,491)	(16,955)	(19,901)	(19,637)
Cumulative unrealized (loss) gain related to cash flow hedges, tax effect			7,054			10,642
Cumulative unrealized gain related to securities available for sale, tax effect			$ 240			$ 68

Rental Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum future rentals on non-cancelable operating leases and subleases of flight equipment
2013	$ 3,853,694,000
2014	3,343,945,000
2015	2,630,761,000
2016	2,001,212,000
2017	1,346,960,000
Thereafter	1,628,759,000
Rental income additional disclosure
Net overhaul rentals recognized	241,600,000	198,800,000	270,300,000
Overhaul rental collections	722,000,000	734,000,000	749,000,000
Aggregate net overhaul rentals recognized and rental revenue earned based on usage	105,300,000	54,400,000	58,500,000
Operating leases minimum remaining term	1 year
Operating leases maximum remaining term	14 years
Unamortized lease incentives	128,600,000	119,900,000	89,300,000
Lease incentives capitalized	65,800,000	89,600,000	55,400,000
Lease incentives amortized into rental of flight equipment	$ 61,500,000	$ 63,400,000	$ 47,800,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations before income tax expense (benefit)
U.S.													$ 19,835	$ (1,309,684)	$ (1,095,788)
Foreign													351,256	275,705	331,152
INCOME (LOSS) BEFORE INCOME TAXES		45,673	97,414	27,556	93,908	152,213	84,547	(1,336,954)	107,752	110,676	110,466	246,121	371,091	(1,033,979)	(764,636)
Current
Federal													23,859	156,086	41,357
State													(613)	1,175	677
Foreign													494	990	1,459
Total current income taxes													23,740	158,251	43,493
Deferred
Federal													(73,202)	(553,439)	(314,923)
State													(6,332)	32,443	(22,940)
Foreign													16,563	52,667	25,402
Total deferred income taxes											49,549	(92,109)	(62,971)	(468,329)	(312,461)
Provision for income taxes	(162,600)	12,503			(129,157)						27,680	(75,953)	(39,231)	(310,078)	(268,968)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment			4,999,957				4,992,981						4,999,957	4,992,981
Total Deferred Tax Liabilities			4,999,957				4,992,981						4,999,957	4,992,981
Deferred Tax Assets
Straight line rents			(23,719)				(6,102)						(23,719)	(6,102)
Estimated reimbursements of overhaul rentals			(267,157)				(261,833)						(267,157)	(261,833)
Capitalized overhauls			(100,418)				(80,479)						(100,418)	(80,479)
Rent received in advance			(91,879)				(89,013)						(91,879)	(89,013)
Derivatives			(8,155)				(12,532)						(8,155)	(12,532)
Accruals and reserves			(110,466)				(119,232)						(110,466)	(119,232)
Net operating loss carry forward and other tax attributes			(211,854)				(143,108)						(211,854)	(143,108)
Investment in foreign subsidiaries			(69,230)				(52,668)						(69,230)	(52,668)
Other			(10,146)				(52,667)						(10,146)	(52,667)
Total Deferred Tax Assets			(893,024)				(817,634)						(893,024)	(817,634)
Valuation Allowance			35,790				29,242						35,790	29,242
Total Deferred Tax Assets After Valuation Allowance			(857,234)				(788,392)						(857,234)	(788,392)
Net Deferred Tax Liability			$ 4,142,723				$ 4,204,589						$ 4,142,723	$ 4,204,589

Income Taxes (Details 2) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the computed expected total provision for income taxes to the amount recorded
Computed expected provision at 35%						$ 129,882,000	$ (361,893,000)	$ (267,623,000)
State income tax, net of Federal						(4,514,000)	21,852,000	(14,470,000)
Foreign Taxes								133,000
IRS audit adjustments						(2,802,000)	37,011,000	8,656,000
Tax basis adjustment						(162,639,000)
Other						842,000	(7,048,000)	4,336,000
Provision for income taxes	(162,600,000)	12,503,000	(129,157,000)	27,680,000	(75,953,000)	(39,231,000)	(310,078,000)	(268,968,000)
Federal statutory income tax rate (as a percent)						35.00%	35.00%	35.00%
Income tax benefit related to tax basis adjustment	601,000,000			9,900,000
Reserve for uncertain tax positions	438,500,000				381,000,000	480,927,000	48,549,000	53,584,000
Net tax benefit	162,600,000	(12,503,000)	129,157,000	(27,680,000)	75,953,000	39,231,000	310,078,000	268,968,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period				725,746,000	256,586,000	256,586,000	225,352,000	165,824,000
Additions based on tax positions related to current year	438,500,000				381,000,000	480,927,000	48,549,000	53,584,000
Additions for tax positions of prior years						5,652,000	800,000	5,944,000
Reductions for tax positions of prior years					(544,000,000)	(17,419,000)	(18,115,000)
Balance at the end of the period						725,746,000	256,586,000	225,352,000
Unrecognized tax benefits, additional disclosure
Interest, net of the federal benefit						2,700,000	(4,300,000)	5,000,000
Accrued interest, net of the federal benefit						11,700,000	8,900,000	13,200,000
Unrecognized tax benefit that, if recognized, would favorably affect the tax rate						725,700,000	256,600,000	225,300,000
U.S. federal
Operating losses
Net operating loss carryforwards						995,000,000	305,600,000
Foreign
Operating losses
Net operating loss carryforwards						283,000,000	317,800,000
Foreign | Australia
Operating losses
Deferred tax asset, net of valuation allowance on operating loss carryforwards, in Australia						0	43,000,000
Valuation allowance						$ 35,800,000	$ 29,200,000

Other Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Total revenues from rentals of flight equipment AeroTurbine	Dec. 31, 2012 Total revenues from rentals of flight equipment AeroTurbine	Dec. 31, 2012 Total revenues from rentals of flight equipment Concentration of Credit Risk Ceased operations, filed bankruptcy or equivalent	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Outside the U.S.	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Outside the U.S.	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Outside the U.S.	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Europe	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Europe	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Europe	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Asia and the Pacific	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Asia and the Pacific	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Asia and the Pacific	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration The Middle East and Africa	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration The Middle East and Africa	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration The Middle East and Africa	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration US and Canada	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration US and Canada	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration US and Canada	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Commonwealth of Independent States	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Commonwealth of Independent States	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Commonwealth of Independent States	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Euro-zone periphery	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Euro-zone periphery	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Euro-zone periphery	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration Central and South America and Mexico	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration Central and South America and Mexico	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration Central and South America and Mexico	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration China	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration China	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration China	Dec. 31, 2012 Total revenues from rentals of flight equipment Geographic Concentration France	Dec. 31, 2011 Total revenues from rentals of flight equipment Geographic Concentration France	Dec. 31, 2010 Total revenues from rentals of flight equipment Geographic Concentration France
Other information
Revenues from rentals of flight equipment	$ 1,059,888,000	$ 1,101,205,000	$ 2,073,808,000	$ 2,223,430,000	$ 4,345,602,000	$ 4,454,405,000	$ 4,726,502,000			$ 62,600,000	$ 4,345,602,000	$ 4,454,405,000	$ 4,726,502,000	$ 4,100,000,000	$ 4,200,000,000	$ 4,400,000,000	$ 1,561,565,000	$ 1,730,203,000	$ 1,893,679,000	$ 1,295,799,000	$ 1,335,533,000	$ 1,430,017,000	$ 540,047,000	$ 555,058,000	$ 585,679,000	$ 389,533,000	$ 362,067,000	$ 375,496,000	$ 287,643,000	$ 244,418,000	$ 235,235,000	$ 352,363,000	$ 400,300,000	$ 429,366,000	$ 271,015,000	$ 227,126,000	$ 206,396,000	$ 743,447,000	$ 766,350,000	$ 815,683,000	$ 457,007,000	$ 487,027,000	$ 516,899,000
Revenues from rentals of flight equipment (as a percent)										1.40%	100.00%	100.00%	100.00%	93.60%	94.40%	93.60%	35.90%	38.80%	40.10%	29.80%	30.00%	30.20%	12.40%	12.50%	12.40%	9.00%	8.10%	7.90%	6.60%	5.50%	5.00%				6.30%	5.10%	4.40%	17.10%	17.20%	17.30%	10.50%	10.90%	10.90%
Revenues from rentals of flight equipment since acquisition date								19,874,000	78,922,000
Number of industries in which the entity operates					1
Currency Risk
Foreign currency transaction (losses) gains included in Other income					$ 700,000	$ (2,400,000)	$ (2,300,000)

Employee Benefit Plans (Details) (USD $)	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended										1 Months Ended		12 Months Ended
	Dec. 31, 2012 Deferred compensation and long-term incentive plans	Dec. 31, 2011 Deferred compensation and long-term incentive plans	Dec. 31, 2010 Deferred compensation and long-term incentive plans	Jun. 30, 2013 AIG	Jun. 30, 2012 AIG	Jun. 30, 2013 AIG	Jun. 30, 2012 AIG	Dec. 31, 2012 AIG	Dec. 31, 2011 AIG	Dec. 31, 2010 AIG	Dec. 31, 2012 AIG AIG's share-based payment and liability programs	Dec. 31, 2011 AIG AIG's share-based payment and liability programs	Dec. 31, 2010 AIG AIG's share-based payment and liability programs	Dec. 31, 2012 AIG AIG pension plan and 401(k) plans	Dec. 31, 2011 AIG AIG pension plan and 401(k) plans	Dec. 31, 2010 AIG AIG pension plan and 401(k) plans	Dec. 31, 2012 AIG AIG's U.S. benefit plans	Apr. 30, 2012 AIG AIG Retirement Plan	Apr. 30, 2012 AIG AIG Retirement Plan Maximum	Dec. 31, 2010 Out-of-period adjustment Pension plan expenses AIG AIG pension plan and 401(k) plans
Related party transactions
Pension plan and 401(k) plan expenses allocated by AIG				$ 9,484,000	$ 5,189,000	$ 16,111,000	$ 13,866,000	$ 22,941,000	$ (1,246,000)	$ 30,512,000				$ 4,900,000	$ 4,700,000	$ 23,800,000				$ 20,200,000
Projected benefit obligations in excess of plan assets																	1,400,000,000
Pay credits, percentage of annual eligible compensation																		6.00%
Service period of participants for calculating pay credits																			44 years
Compensation expenses for participation in AIG's share-based payment and liability programs											15,400,000	(3,200,000)	12,800,000
Compensation expenses for deferred compensation and long-term incentive plans	$ 12,700,000	$ 9,900,000	$ 6,400,000

Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified	Jun. 30, 2013 item	Dec. 31, 2012 item	Jun. 30, 2013 Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney item	Dec. 31, 2012 Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney item	Dec. 31, 2012 Aircraft purchase commitment with Boeing	Dec. 31, 2012 Aircraft purchase commitment with Airbus	Jun. 30, 2013 Other flight equipment purchase agreements AeroTurbine item	Dec. 31, 2012 Other flight equipment purchase agreements AeroTurbine item	Dec. 31, 2012 Aircraft purchase commitment with A320neo family aircraft item
Commitments and contingencies
Number of aircraft committed to purchase			281	229
Number of aircraft committed to purchase through sale-leaseback transactions			13	4
Number of used aircraft committed to purchase	3	5					5	1
Number of new spare engines committed to purchase			9	9			3	3
Aggregate estimated total remaining payments or purchase commitments				$ 17,500			$ 77.1	$ 19.4
Non-refundable deposits on purchase commitments					$ 331.1	$ 96.4
Rights to purchase additional aircraft									50

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Asset Value Guarantees item	Dec. 31, 2012 Asset Value Guarantees item	Dec. 31, 2011 Asset Value Guarantees item	Dec. 31, 2012 Asset Value Guarantees item	Jun. 30, 2013 Asset Value Guarantees Expected item	Dec. 31, 2013 Asset Value Guarantees Expected item	Jun. 30, 2013 Aircraft Loan Guarantees item	Dec. 31, 2012 Aircraft Loan Guarantees item
Guarantees
Number of guarantee obligations				13	13					1	1
Number of guarantees performed				5			6
Total reserves related to or carrying balance of the guarantees	$ 35.9	$ 49.3	$ 21.2	$ 31.6	$ 44.6		$ 44.6
Number of aircraft purchased under guarantee performance				2	1
Number of used aircraft to be purchased in 2013, under guarantee performance								3	5
Maximum aggregate potential commitment under guarantees				330.6	330.6		330.6			5.8	9
Provisions for losses on asset value guarantees for guarantee obligations				$ 6.6	$ 31.3	$ 13.5
Number of reserves for guarantee obligations				2	3	2

Commitments and Contingencies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies.
Rent expense	$ 15,900,000	$ 13,000,000	$ 11,300,000
Commitments for minimum rentals under the non-cancelable leases
2013	17,626,000
2014	17,831,000
2015	13,085,000
2016	3,195,000
2017	2,619,000
Thereafter	17,032,000
Total	71,388,000
Minimum sublease rentals	$ 3,500,000

Variable Interest Entities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 item
VIEs | Non-Recourse Financing Structures
Variable interest entities
Number of entities in which the entity has variable interests		3
VIEs | Agreement to manage aircraft for servicing fee
Variable interest entities
Number of entities in which the entity has variable interests	2	2
Not primary beneficiary | Agreement to manage aircraft for servicing fee
Variable interest entities
Number of entities in which the entity has variable interests	1	2
Number of aircraft sold to each entity	18
Number of aircraft		19
Not primary beneficiary | Debt financings and preferential equity interests
Variable interest entities
Number of entities in which the entity has variable interests		1
Number of aircraft sold to each entity		1

Fair Value Measurements (Details) (USD $)	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements
Derivative assets	$ 54,000				$ 198,000						$ 54,000	$ 198,000
Derivative liabilities	(20,933,000)				(31,756,000)				(13,982,000)		(20,933,000)	(31,756,000)
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges	(1,700,000)	(97,100,000)	(75,100,000)	(18,500,000)	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(162,825,000)	(93,552,000)	(192,362,000)	(1,737,508,000)	(1,663,189,000)
Recurring basis | Level 2
Fair value measurements
Derivative assets	54,000				198,000						54,000	198,000
Derivative liabilities	(20,933,000)				(31,756,000)				(13,982,000)		(20,933,000)	(31,756,000)
Total derivative assets, net	(20,879,000)				(31,558,000)				(13,982,000)		(20,879,000)	(31,558,000)
CVA and MVA adjustments	300,000				6,400,000				100,000		300,000	6,400,000
Recurring basis | Fair Value
Fair value measurements
Derivative assets	54,000				198,000						54,000	198,000
Derivative liabilities	(20,933,000)				(31,756,000)				(13,982,000)		(20,933,000)	(31,756,000)
Total derivative assets, net	(20,879,000)				(31,558,000)				(13,982,000)		(20,879,000)	(31,558,000)
Non-recurring basis | Level 3 | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				449,647,000						449,647,000	449,647,000
Impairment Charges											(192,361,000)
Sales											(89,272,000)
Depreciation and Other Adjustments											(3,749,000)
Book Value at end of the period	164,265,000										164,265,000
Non-recurring basis | Level 3 | Flight equipment | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				449,647,000						449,647,000	449,647,000
Impairment Charges											(192,361,000)
Reclassifications											(106,871,000)
Sales											(23,768,000)
Depreciation and Other Adjustments											(20,300,000)
Book Value at end of the period	106,347,000										106,347,000
Capitalized costs relating to engine exchanges											22,400,000
Non-recurring basis | Level 3 | Flight equipment held for sale | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications											36,848,000
Sales											(34,677,000)
Book Value at end of the period	2,171,000										2,171,000
Non-recurring basis | Level 3 | Lease receivables and other assets | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications											29,816,000
Sales											(30,827,000)
Depreciation and Other Adjustments											28,937,000
Book Value at end of the period	27,926,000										27,926,000
Non-recurring basis | Level 3 | Net investment in finance and sales-type leases | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications											40,207,000
Depreciation and Other Adjustments											(12,386,000)
Book Value at end of the period	$ 27,821,000										$ 27,821,000

Fair Value Measurements (Details 2) (Flight Equipment, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Estimated useful life over which aircraft will be leased based on general assumption	25 years	25 years
Non-recurring basis | Level 3
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Fair Value	228,000	161,000
Non-recurring basis | Level 3 | Low end of range | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)		8.00%
Remaining Holding Period	0 years	0 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0.00%	0.00%
Non-recurring basis | Level 3 | High end of range | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)		14.50%
Remaining Holding Period	9 years	9 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	100.00%	100.00%
Non-recurring basis | Level 3 | Weighted Average | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	8.00%	10.50%
Remaining Holding Period	1 year	2 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	23.00%	33.00%

Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 contract	Dec. 31, 2012 contract	Dec. 31, 2011
Notional and fair values of derivatives outstanding
Master netting agreements, number of contracts in default to allow for netting of derivative assets and liabilities	1	1
Asset Derivatives, Fair Value		$ 54	$ 198
Liability Derivatives, Fair Value	(13,982)	(20,933)	(31,756)
Interest rate cap agreements | Unrelated counterparty
Notional and fair values of derivatives outstanding
Number of derivative agreements (in contracts)	2	2
Derivatives designated as hedging instruments | Interest rate swap agreements
Notional and fair values of derivatives outstanding
Liability Derivatives, Notional Value	263,727	336,125	480,912
Liability Derivatives, Fair Value	(13,982)	(20,933)	(31,756)
Derivatives not designated as hedging instruments | Interest rate cap agreements
Notional and fair values of derivatives outstanding
Asset Derivatives, Notional Value		65,985	77,946
Asset Derivatives, Fair Value		$ 54	$ 198
Matured derivative contracts | Foreign exchange swap agreements | Related counterparty
Notional and fair values of derivatives outstanding
Number of derivative agreements (in contracts)			2

Derivative Financial Instruments (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in hedges recorded in OCI related to derivative instruments
Cash flow derivative transactions, tax	$ (1,221,000)	$ (1,614,000)	$ (2,464,000)	$ (1,312,000)	$ (3,588,000)	$ (21,384,000)	$ (42,542,000)
Net changes in cash flow hedges, net of taxes	2,238,000	2,952,000	4,516,000	2,693,000	6,832,000	39,713,000	79,006,000
Combined CVA and MVA					(6,100,000)	7,000,000	23,300,000
Estimated period for the approximate transfer of the pre-tax balance in AOCI into earnings			12 months		12 months
Amortization of the pre-tax balance in AOCI into earnings under cash flow hedge accounting			(10,300,000)		(13,000,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)					(82,000)	897,000	(26,944,000)
Reconciliation to Condensed Consolidated Statements of Income:
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	(297,000)	(216,000)	(534,000)	(416,000)	(654,000)	(9,808,000)	(47,787,000)
Interest rate swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives	3,176,000	4,283,000	6,415,000	3,440,000	9,290,000	23,059,000	3,949,000
Amounts reclassified from AOCI	3,207,000	4,597,000	6,703,000	9,678,000	17,712,000	25,225,000	31,682,000
Combined CVA and MVA	(14,000)	44,000	(249,000)	(4,918,000)
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI	(31,000)	(314,000)	(288,000)	(6,238,000)	(8,422,000)	(2,166,000)	(27,733,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(14,000)	(22,000)	(30,000)	(45,000)	(82,000)	(111,000)	(156,000)
Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives						140,029,000	(111,473,000)
Amounts reclassified from AOCI						31,320,000	60,530,000
Foreign exchange component of cross currency swaps credited (charged) to income						(104,800,000)	225,700,000
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI						108,709,000	(172,003,000)
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)						1,008,000	(26,788,000)
Interest rate cap agreements
Effect of derivatives recorded in the consolidated statements of operations
Derivatives Not Designated as a Hedge, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)		89,000	61,000	194,000	558,000	(1,394,000)	(2,062,000)
Reconciliation to Condensed Consolidated Statements of Income:
Amortization of premium paid to the derivative counterparty					(700,000)	(400,000)	(100,000)
De-designated hedges
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI	283,000	283,000	565,000	565,000	1,130,000	2,809,000	3,372,000
Reconciliation to Condensed Consolidated Statements of Income:
Reclassifications from AOCI to income	(283,000)	(283,000)	(565,000)	(565,000)	(1,130,000)	(2,809,000)	(3,372,000)
Maturing derivative contracts
Reconciliation to Condensed Consolidated Statements of Income:
Income effect of derivatives						(6,502,000)	(15,409,000)
Maturing derivative contracts | Foreign exchange swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI						$ (6,502,000)

Fair Value Disclosures of Financial Instruments (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying amounts and fair values of financial instruments
Restricted cash	$ 435,913,000	$ 695,388,000	$ 414,807,000
Carrying Amount of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,135,179,000	3,722,975,000	2,389,816,000
Notes receivable	19,105,000	23,181,000	9,489,000
Debt financing (including subordinated debt and foreign currency adjustment)	(23,293,948,000)	(24,342,787,000)	(24,384,272,000)
Derivative assets		54,000	198,000
Derivative liabilities	(13,982,000)	(20,933,000)	(31,756,000)
Guarantees	(35,861,000)	(49,268,000)	(21,164,000)
Estimated Fair Value, Level 1
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	285,057,000	605,410,000	1,565,480,000
Debt financing (including subordinated debt and foreign currency adjustment)	(19,941,691,000)	(18,822,645,000)	(18,382,511,000)
Estimated Fair Value, Level 2
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,850,122,000	3,117,565,000	824,336,000
Notes receivable	21,002,000	23,175,000	8,713,000
Debt financing (including subordinated debt and foreign currency adjustment)	(4,413,313,000)	(7,160,408,000)	(5,845,534,000)
Derivative assets		54,000	198,000
Derivative liabilities	(13,982,000)	(20,933,000)	(31,756,000)
Restricted cash	435,900,000	695,400,000	414,800,000
CVA and MVA adjustments related to derivative liabilities		300,000	6,400,000
Estimated Fair Value, Level 3
Carrying amounts and fair values of financial instruments
Guarantees	(38,698,000)	(51,947,000)	(34,103,000)
Estimated Fair Value, Total
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,135,179,000	3,722,975,000	2,389,816,000
Notes receivable	21,002,000	23,175,000	8,713,000
Debt financing (including subordinated debt and foreign currency adjustment)	(24,355,004,000)	(25,983,053,000)	(24,228,045,000)
Derivative assets		54,000	198,000
Derivative liabilities	(13,982,000)	(20,933,000)	(31,756,000)
Guarantees	$ (38,698,000)	$ (51,947,000)	$ (34,103,000)

Subsequent Events (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Secured Debt	Dec. 31, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Jan. 16, 2013 Secured Debt Secured Commercial Bank Financings	Jan. 16, 2013 Subsequent event Secured Debt Secured Commercial Bank Financings
Subsequent event
Face amount of debt prepaid								$ 106,000,000
Amount outstanding	$ 8,441,745,000	$ 9,489,247,000	$ 9,764,631,000	$ 8,441,745,000	$ 9,489,247,000	$ 9,764,631,000	$ 66,000,000

Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 item	Sep. 30, 2012 item	Jun. 30, 2012 item	Mar. 31, 2012 item	Dec. 31, 2011 item	Sep. 30, 2011 item	Jun. 30, 2011 item	Mar. 31, 2011 item	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Total Revenues	$ 1,101,507	$ 1,076,506	$ 1,141,872	$ 1,134,318	$ 1,151,544	$ 1,109,465	$ 1,123,153	$ 1,125,532	$ 1,168,513	$ 2,163,663	$ 2,285,862	$ 4,504,240	$ 4,526,663	$ 4,798,880
Pre-tax Income (Loss)	45,673	97,414	27,556	93,908	152,213	84,547	(1,336,954)	107,752	110,676	110,466	246,121	371,091	(1,033,979)	(764,636)
Net Income (Loss)	33,170	70,656	17,592	223,065	99,009	12,476	(879,541)	73,780	69,384	82,786	322,074	410,322	(723,901)	(495,668)
Impairment Charges and Fair Value Adjustments		$ 1,700	$ 97,100	$ 75,100	$ 18,500	$ 57,300	$ 1,525,300	$ 43,800	$ 111,100	$ 162,825	$ 93,552	$ 192,362	$ 1,737,508	$ 1,663,189
Aircraft Impaired or Adjusted		3	20	8	4	7	97	7	19

CONDENSED, CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents, including interest bearing accounts	$ 2,699,266	$ 3,027,587
Restricted cash, including interest bearing accounts	435,913	695,388
Net investment in finance and sales-type leases	96,124	93,936
Flight equipment	48,371,803	48,419,478
Less accumulated depreciation	14,408,473	13,951,169
Flight equipment under operating leases, net	33,963,330	34,468,309
Flight Equipment held for sale	162,250	9,171
Deposits on flight equipment purchases	569,844	470,200
Lease receivables and other assets	868,600	776,431
Deferred debt issue costs, less accumulated amortization	261,247	269,335
Total assets	39,056,574	39,810,357
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	541,693	566,219
Current income taxes and other tax liabilities	246,854	269,846
Secured debt financing, net of deferred debt discount	8,441,745	9,489,247
Unsecured debt financing, net of deferred debt discount	13,852,203	13,853,540
Subordinated debt	1,000,000	1,000,000
Derivative liabilities	13,982	20,933
Security deposits, deferred overhaul rental and other customer deposits	2,736,001	2,524,981
Deferred income taxes	4,194,777	4,142,723
Commitments and Contingencies - Note L
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each having 500 shares issued and outstanding	100,000	100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 issued and outstanding	1,053,582	1,053,582
Paid-in capital	1,261,904	1,262,551
Accumulated other comprehensive loss	(7,899)	(12,491)
Retained earnings	5,621,732	5,539,226
Total shareholders' equity	8,029,319	7,942,868
Total liabilities and shareholders' equity	$ 39,056,574	$ 39,810,357

CONDENSED, CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred debt issue costs, accumulated amortization (in dollars)	$ 286,905	$ 310,371	$ 246,082
Market Auction Preferred Stock, liquidation value (in dollars per share)	$ 100,000	$ 100,000	$ 100,000
Common stock - par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, authorized shares	100,000,000	100,000,000	100,000,000
Common stock issued (in shares)	45,267,723	45,267,723	45,267,723
Common stock outstanding (in shares)	45,267,723	45,267,723	45,267,723
Series A
Market Auction Preferred Stock, shares issued	500	500	500
Market Auction Preferred Stock, shares outstanding	500	500	500
Series B
Market Auction Preferred Stock, shares issued	500	500	500
Market Auction Preferred Stock, shares outstanding	500	500	500
Cash and cash equivalents
Interest bearing accounts (in dollars)	2,626,396	2,964,136	1,909,529
Restricted cash
Interest bearing accounts (in dollars)	425,219	406,788	414,807
Secured term loan
Deferred debt discount (in dollars)	5,550	15,125	17,452
Unsecured debt financing
Deferred debt discount (in dollars)	$ 32,294	$ 37,207	$ 39,128

CONDENSED, CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES AND OTHER INCOME
Rental of flight equipment		$ 1,059,888			$ 1,101,205						$ 2,073,808	$ 2,223,430	$ 4,345,602	$ 4,454,405	$ 4,726,502
Flight equipment marketing and gain on aircraft sales		14,472			8,617						16,753	14,673	35,388	14,348	10,637
Other income		27,147			24,496						73,102	47,759	123,250	57,910	61,741
Total revenues and other income		1,101,507	1,076,506	1,141,872	1,134,318	1,151,544	1,109,465	1,123,153	1,125,532	1,168,513	2,163,663	2,285,862	4,504,240	4,526,663	4,798,880
EXPENSES
Interest		365,974			388,254						750,102	779,074	1,555,567	1,569,468	1,567,369
Depreciation of flight equipment		463,255			478,754						927,367	958,404	1,918,728	1,864,735	1,963,175
Aircraft impairment charges on flight equipment held for use		15,532			30,254						35,238	41,425	102,662	1,567,180	1,110,427
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed		101,091			44,783						127,587	52,127	89,700	170,328	552,762
Loss on early extinguishment of debt		15,221			2,054						17,695	22,934	22,934	61,093
Aircraft costs		7,842			27,330						21,478	46,158	134,825	49,673	33,352
Selling, general and administrative		86,622			64,265						166,065	130,203	257,463	188,433	179,428
Other expenses		297			4,716						7,665	9,416	51,270	89,732	157,003
Total expenses		1,055,834			1,040,410						2,053,197	2,039,741	4,133,149	5,560,642	5,563,516
INCOME (LOSS) BEFORE INCOME TAXES		45,673	97,414	27,556	93,908	152,213	84,547	(1,336,954)	107,752	110,676	110,466	246,121	371,091	(1,033,979)	(764,636)
(Benefit) provision for income taxes	(162,600)	12,503			(129,157)						27,680	(75,953)	(39,231)	(310,078)	(268,968)
NET INCOME (LOSS)		$ 33,170	$ 70,656	$ 17,592	$ 223,065	$ 99,009	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ 82,786	$ 322,074	$ 410,322	$ (723,901)	$ (495,668)

CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
NET (LOSS) INCOME	$ 33,170	$ 70,656	$ 17,592	$ 223,065	$ 99,009	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ 82,786	$ 322,074	$ 410,322	$ (723,901)	$ (495,668)
OTHER COMPREHENSIVE INCOME (LOSS)
Net changes in fair value of cash flow hedges, net of taxes and net of reclassification adjustments	2,238			2,952						4,516	2,693	6,832	39,713	79,006
Change in unrealized fair value adjustments of available-for-sale securities, net of taxes and net of reclassification adjustments	(108)			(6)						76	(12)	314	(406)	256
Total other comprehensive income	2,130			2,946						4,592	2,681	7,146	39,307	79,262
Comprehensive income (loss)	$ 35,300			$ 226,011						$ 87,378	$ 324,755	$ 417,468	$ (684,594)	$ (416,406)

CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net changes in fair value of cash flow hedges, taxes	$ (1,221)	$ (1,614)	$ (2,464)	$ (1,312)	$ (3,588)	$ (21,384)	$ (42,542)
Change in unrealized fair value adjustments of available-for-sale securities, taxes	$ 59	$ 3	$ (41)	$ 5	$ (172)	$ 219	$ (138)

CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss)	$ 82,786		$ 322,074		$ 410,322		$ (723,901)		$ (495,668)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of flight equipment	927,367		958,404		1,918,728		1,864,735		1,963,175
Deferred income taxes	49,549		(92,109)		(62,971)		(468,329)		(312,461)
Amortization of deferred debt issue costs	37,462		37,793		73,935		64,174		56,227
Amortization of debt discount	6,702		6,539		14,191		13,706		11,968
Amortization of prepaid lease costs	39,571		24,849		61,518		63,369		47,809
Aircraft impairment charges and fair value adjustments	162,825		93,552		192,362		1,737,508		1,663,189
Forfeitures of customer deposits	(23,491)		(7,342)		(42,607)		(14,178)		(7,951)
Loss on extinguishment of debt	17,695		22,934		22,934
Other, including gain on aircraft sales and disposals	8,351		(17,535)		(15,641)	[1]	(50,696)	[1]	(29,955)	[1]
Changes in operating assets and liabilities:
Lease receivables and other assets	(54,637)		26,003		142,552		(7,986)		41,723
Accrued interest and other payables	(18,896)		(10,996)		100,343		(33,373)		119,391
Current income taxes and other tax liabilities	(22,992)		11,825		17,791		93,989		78,687
Net cash provided by operating activities	1,212,292		1,375,991		2,823,326		2,568,159		3,213,796
INVESTING ACTIVITIES
Acquisition of flight equipment	(924,770)		(743,175)		(1,772,817)		(377,037)		(240,320)
Payments for deposits and progress payments	(141,586)		(101,661)		(233,677)		(158,932)		(61,085)
Proceeds from disposal of flight equipment	184,062		82,494		521,231		296,384		2,123,581
Change in restricted cash	259,475		18,846		(280,581)		42,336		(141,897)
Collections of notes receivable	4,797		8,028		11,066		45,543		72,015
Collections of finance and sales-type leases	29,729		5,706		41,879		14,958		32,928
Net cash (used in) provided by investing activities	(588,293)		(729,762)		(1,713,129)		(281,198)		1,779,852
FINANCING ACTIVITIES
Proceeds from debt financing	1,852,282		2,731,146		3,759,188		4,571,526		9,704,094
Payments in reduction of debt financing, net of foreign currency swap settlements	(2,916,799)		(2,883,752)		(3,824,636)		(8,054,223)		(7,989,514)
Debt issue costs	(38,092)		(47,665)		(73,120)		(121,777)		(189,376)
Security and rental deposits received	95,480		75,193		130,109		104,895		193,831
Security and rental deposits returned	(63,041)		(51,522)		(108,191)		(99,421)		(52,367)
Overhaul rentals collected	327,906		240,500		574,979		547,514		500,701
Overhaul rentals reimbursed	(205,645)		(296,358)		(494,779)		(350,744)		(313,974)
Net change in other deposits	(3,884)		22,666		(16,121)		60,576		60,147
Payment of preferred dividends	(218)		(196)		(420)		(544)		(601)
Net cash (used in) provided by financing activities	(952,011)		(209,988)		(57,419)		(3,380,213)		(2,260,949)
Net increase (decrease) in cash	(328,012)		436,241		1,052,778		(1,093,252)		2,732,699
Effect of exchange rate changes on cash	(309)		293		(200)		564		(1,913)
Cash at beginning of period	3,027,587		1,975,009		1,975,009		3,067,697		336,911
Cash at end of period	2,699,266		2,411,543		3,027,587		1,975,009		3,067,697
Cash paid during the period for:
Interest, excluding interest capitalized	714,712		706,063		1,437,366		1,625,905		1,373,045
Income taxes, net	$ 1,122	[2]	$ 3,983	[2]	$ 5,563	[3]	$ 64,261	[3]	$ 15,519	[3]

[1]	Includes foreign exchange adjustments on foreign currency denominated cash, gain on aircraft sales, amortization of asset value guarantees, out of period adjustments relating to pension expenses, and other non-cash items.
[2]	Includes no payment and approximately $2 million paid to AIG for ILFC tax liability for the six month periods ending June 30, 2013 and 2012, respectively.
[3]	Includes approximately $1.7 million, $58.5 million and $10.1 million paid to AIG for ILFC tax liability for the years ended December 31, 2012, 2011 and 2010, respectively.

CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest capitalized	$ 11,006,000	$ 3,390,000
Tax liability paid to AIG	0	2,000,000
Customer deposits forfeited and recognized in income	23,491,000	7,342,000
Flight equipment reclassified		95,525,000
Flight equipment reclassified to Lease receivables and other assets	27,437,000	95,014,000
Flight equipment reclassified, amount charged to income		511,000
Deposits on flight equipment purchases applied to Acquisition of flight equipment	57,606,000	47,164,000
Flight equipment reclassified to Net investment in finance and sales-type leases	45,574,000
Flight equipment reclassified to Flight equipment held for sale	162,250,000
Accrued interest and other payables applied to Acquisition of flight equipment to reflect the fair value of an aircraft purchased under an asset value guarantee	6,486,000
Flight equipment classified as Net investment in finance and sales-type leases reclassified to Flight equipment		$ 20,819,000

Basis of Preparation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Preparation
Basis of Preparation

A. Basis of Preparation

        We are an indirect wholly-owned subsidiary of AIG. AIG is a leading global insurance company that provides a wide range of property casualty insurance, life insurance, retirement products, mortgage insurance and other financial services to customers in more than 130 countries.

        The accompanying unaudited, condensed, consolidated financial statements have been prepared in accordance with GAAP for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

        The accompanying unaudited, condensed, consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note M—Variable Interest Entities for further discussions on VIEs. All material intercompany accounts have been eliminated in consolidation.

        Results for the six months ended June 30, 2013 include out of period adjustments related to prior years, which increased after-tax income by $8.3 million. The out of period adjustments primarily relate to IRS audit interest amounts recognized in the fourth quarter 2011 tax provision, which were reversed in the first quarter of 2013. Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, that our current and prior period financial statements and our projected 2013 annual results are not materially misstated.

        In the opinion of management, all adjustments considered necessary for a fair statement of the results for the interim periods presented have been included. Certain reclassifications have been made to the 2012 unaudited, condensed, consolidated financial statements to conform to the 2013 presentation. Operating results for the three and six months ended June 30, 2013, are not necessarily indicative of the results that may be expected for the year ending December 31, 2013. These statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012.

        On December 9, 2012, AIG, AIG Capital Corporation, a wholly owned direct subsidiary of AIG and the sole shareholder of us (the "Seller"), and Jumbo Acquisition Limited (the "Purchaser") entered into a definitive agreement (the "Share Purchase Agreement") for the sale of 80.1% of our common stock for approximately $4.2 billion in cash. The Share Purchase Agreement permitted the Purchaser to elect to purchase an additional 9.9% of our common stock for $522.5 million (the "Option"). On July 15, 2013, the Purchaser delivered notice that it intended to exercise the Option, raising the size of the total purchase to 90.0% of our common stock. On June 15, 2013, AIG, Seller and Purchaser entered into an amendment (the "Amendment") to the Share Purchase Agreement. The Amendment extended to July 31, 2013, the date on which any of AIG, Seller or Purchaser may terminate the Share Purchase Agreement, as amended, if the closing of the transaction had not yet occurred. Under the Amendment, AIG and Seller may pursue (but not enter into definitive documentation for, or consummate) other offers for us and may continue to pursue (but not engage in widespread solicitation of orders for, or request effectiveness of) the alternative of a public offering.

        As of August 13, 2013, the closing of the transaction had not occurred. AIG continues to consider us as a non-core business and is continuing to pursue other options for us, including a sale or initial public offering.

Note A—Basis of Preparation

        The accompanying consolidated financial statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note S—Variable Interest Entities for discussions of VIEs. All material intercompany accounts have been eliminated in consolidation.

        Results for the year ended December 31, 2011 include out of period adjustments related to prior years, which increased pre-tax income by $13.7 million, net. The out of period adjustments relate primarily to (i) forfeiture of share based deferred compensation awards for certain employees who terminated their employment with us in 2010 and (ii) the extension of deferred debt issue costs and debt discount amortization related to our subordinated debt from the scheduled call dates until the contractual maturity date of December 21, 2065. The tax provision for the year ended December 31, 2011, includes a $6.9 million cumulative out of period adjustment relating to state deferred income taxes for Florida and Alabama that previously were not properly accrued for.

        Results for the year ended December 31, 2010, include out of period adjustments related to prior years, which decreased pre-tax income by $56.2 million. The out of period adjustments related to (i) the depreciable lives of overhaul costs that were incurred by ILFC directly over the period from 2003 to 2010, and (ii) certain pension costs under a non-qualified plan covering certain ILFC employees for the service period from 1996 to 2010.

        Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, that our current and prior period financial statements are not materially misstated.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Certain amounts have been reclassified in the 2011 and 2010 Consolidated Statements of Operations and Statements of Cash Flows to conform to our 2012 presentation. Specifically, Rents received in advance of $272.2 million is included in Security deposits, deferred overhaul rental and other customer deposits on our 2011 Consolidated Balance Sheet, while it was previously presented in a separate caption; and Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates, of $9.8 million and $47.8 million is included in Other expenses on our 2011 and 2010 Consolidated Statements of Operations, respectively, while it was previously presented in a separate caption.

        On December 9, 2012, AIG and an investor group led by Mr. Weng Xianding, the Chairman of New China Trust Co. Ltd., announced that they have entered into a share purchase agreement under which AIG will sell 80.1% of our equity to the investor group for approximately $4.2 billion in cash, with an option for the investor group to buy an additional 9.9% stake. The sale is expected to close in 2013. At the completion of the sale, we expect to apply purchase accounting to our consolidated financial statements which will adjust the carrying value of our assets and liabilities to the then-current fair value. The largest expected impact is the expected decrease in the carrying value of our Flight equipment.

Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
Recent Accounting Pronouncements
Recent Accounting Pronouncements

B. Recent Accounting Pronouncements

Adoption of Recent Accounting Guidance:

  Presentation of Comprehensive Income

        In February 2013, the FASB issued an accounting standard requiring us to disclose the effect of reclassifying significant items out of Accumulated other comprehensive income on the respective line items of net income or to provide a cross-reference to other disclosures currently required under GAAP.

        We adopted the guidance on January 1, 2013, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows. However, due to adoption, we have included additional disclosures for items reclassified out of AOCI in Note Q—Accumulated Other Comprehensive (Loss) Income.

  Disclosures about Offsetting Assets and Liabilities

        In February 2013, the FASB issued an accounting standard that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The guidance applies to financial instruments and derivative instruments that are offset either in accordance with specific criteria contained in FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement. This guidance was effective January 1, 2013, and required retrospective application. The adoption of this guidance had no effect on our consolidated financial statements, results of operations or cash flows, and we did not include additional disclosures because all of our derivatives were in liability positions.

Future Application of Accounting Guidance:

  Inclusion of the Fed Funds Effective Swap Rate as a Benchmark Interest Rate for Hedge Accounting Purposes

        In July 2013, the FASB issued an accounting standard that permits the Fed Funds Effective Swap Rate ("Overnight Index Swap Rate" or "OIS") to be used as a U.S. benchmark interest rate for hedge accounting purposes in addition to US Treasury rates and LIBOR. The standard also removes the current restriction on using different benchmark rates for similar hedges. This standard is effective on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The adoption of the new standard is not expected to have a material effect on our consolidated financial condition, results of operations or cash flows.

  Presentation of Unrecognized Tax Benefits

        In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward (the "Carryforwards"). When the Carryforwards are not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets. This standard is effective for fiscal years and interim periods beginning after December 15, 2013, but earlier adoption is permitted. Upon adoption, the standard must be applied prospectively to unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. We plan to adopt the standard prospectively on the required effective date of January 1, 2014 and are currently assessing the impact of adopting the standard on our consolidated financial statements.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

C. Income Taxes

        Our effective tax rate for the six months ended June 30, 2013 was effected by a $9.9 million interest refund allocation from AIG related to IRS audit adjustments, which had a beneficial impact to our effective tax rate and was discretely recorded for the six months ended June 30, 2013. Our effective tax rate for the three months ended June 30, 2013 was effected by minor permanent items and interest accrued on uncertain tax positions and IRS audit adjustments. Our effective tax rate for the three and six months ended June 30, 2012 was beneficially impacted due to a May 2012 decision granted in favor of a taxpayer whereby the Federal Court of Claims held that in calculating the gain realized upon the sale of an asset under the Foreign Sales Corporation regime, the asset's adjusted tax basis should not be reduced by the amount of disallowed depreciation deductions allocable to tax-exempt foreign trade income. Based upon the decision reached in the case, we have adjusted our tax basis in certain flight equipment and recorded an income tax benefit of approximately $544 million and a corresponding reserve of $381 million for uncertain tax positions, resulting in a net tax benefit of $164 million in the three and six months ended June 30, 2012.

Note O—Income Taxes

        The following table presents income (loss) from continuing operations before income tax expense (benefit) by U.S. and foreign income (loss), based on the location in which such pre-tax income (loss) was earned or incurred.

	Years Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
U.S.	$19,835	$(1,309,684)	$(1,095,788)
Foreign	351,256	275,705	331,152

Total	$371,091	$(1,033,979)	$(764,636)

        Our foreign entities are generally treated as foreign disregarded entities of a U.S. corporation for U.S federal income tax purposes. Accordingly, the foreign income is also subject to U.S. federal income tax on a current basis.

        The (benefit) provision for income taxes is comprised of the following:

	2012	2011	2010
	(Dollars in thousands)
Current:
Federal	$23,859	$156,086	$41,357
State	(613)	1,175	677
Foreign	494	990	1,459

	23,740	158,251	43,493
Deferred:
Federal	(73,202)	(553,439)	(314,923)
State	(6,332)	32,443	(22,940)
Foreign	16,563	52,667	25,402

	(62,971)	(468,329)	(312,461)

	$(39,231)	$(310,078)	$(268,968)

        ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Under our tax sharing agreement with AIG, we settle our current tax liability as if ILFC and its subsidiaries are each a separate taxpayer. Thus, AIG credits us to the extent our net operating losses, foreign tax credits and other tax benefits (calculated on a separate return basis) are used in AIG's consolidated tax return and charges us to the extent of our tax liability (calculated on a separate return basis).

        The net deferred tax liability consists of the following deferred tax liabilities (assets):

	2012	2011
	(Dollars in thousands)
Deferred Tax Liabilities
Accelerated depreciation on flight equipment	$4,999,957	$4,992,981

Total Deferred Tax Liabilities	$4,999,957	$4,992,981

Deferred Tax Assets
Straight line rents	$(23,719)	$(6,102)
Estimated reimbursements of overhaul rentals	(267,157)	(261,833)
Capitalized overhauls	(100,418)	(80,479)
Rent received in advance	(91,879)	(89,013)
Derivatives	(8,155)	(12,532)
Accruals and reserves	(110,466)	(119,232)
Net operating loss carry forward and other tax attributes	(211,854)	(143,108)
Investment in foreign subsidiaries	(69,230)	(52,668)
Other	(10,146)	(52,667)

Total Deferred Tax Assets	$(893,024)	$(817,634)

Valuation Allowance	$35,790	$29,242

Total Deferred Tax Assets After Valuation Allowance	$(857,234)	$(788,392)

Net Deferred Tax Liability	$4,142,723	$4,204,589

        Our U.S. federal net operating losses are generally classified as deferred tax assets due to uncertainties with regard to the timing of their future utilization in the consolidated tax return of AIG. On a separate tax return basis, we have U.S. federal gross net operating loss carryforwards of $995 million and $305.6 million for December 31, 2012 and December 31, 2011, respectively. Our U.S. federal net operating loss carryforwards expire beginning in 2028. In addition, as of December 31, 2012 and December 31, 2011, we also have gross foreign net operating loss carryforwards of $283.0 million and $317.8 million, respectively. Our foreign net operating loss carryforwards do not expire. In Australia, because we do not expect to generate sufficient sources of taxable income to fully utilize our foreign net operating loss carryforwards, we have recorded a valuation allowance of $35.8 million and $29.2 million, resulting in a deferred tax asset, net of valuation allowance, of $0 million and $43.0 million at December 31, 2012 and December 31, 2011, respectively. We have U.S. foreign tax credits carryforwards which begin to expire in 2018. We also have certain state net operating loss carryforwards which begin to expire in 2025.

        In making our assessment of the realization of deferred tax assets including net operating loss carry forwards, we considered all available evidence, including (i) the projected amount, nature and timing of the realization of deferred tax liabilities; (ii) current and projected taxable income; (iii) implications of our tax sharing agreement with AIG; and (iv) tax planning strategies.

        A reconciliation of the expected total provision at the statutory tax rate for income taxes to the amount recorded is as follows:

	2012	2011	2010
	(Dollars in thousands)
Computed expected provision at 35%	$129,882	$(361,893)	$(267,623)
State income tax, net of Federal	(4,514)	21,852	(14,470)
Foreign Taxes	—	—	133
IRS audit adjustments	(2,802)	37,011	8,656
Tax basis adjustment	(162,639)	—	—
Other	842	(7,048)	4,336

Provision for income taxes	$(39,231)	$(310,078)	$(268,968)

        We are periodically advised of certain IRS and other adjustments identified in the AIG's consolidated tax return which are attributable to our operations. Under our tax sharing arrangement, we provide a charge or credit for the effect of the adjustments and the related interest in the period we are advised of such adjustments and interest. We recognized $(2.8) million, $37 million and $8.7 million of IRS audit adjustments in our Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010, respectively.

        In May 2012, a decision in favor of a taxpayer was granted whereby the U.S. Court of Federal Claims held that in calculating the gain realized upon the sale of an asset under the Foreign Sales Corporation regime, the asset's adjusted tax basis should not be reduced by the amount of disallowed depreciation deductions allocable to tax-exempt foreign trade income. Based upon the decision reached in the case, we have adjusted our tax basis in certain flight equipment and recorded an income tax benefit of approximately $601 million and a corresponding reserve of $438.5 million for uncertain tax positions, resulting in a net tax benefit of $162.6 million.

        A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(Dollars in thousands)
Balance at January 1, 2010	$165,824
Additions based on tax positions related to 2010	53,584
Additions for tax positions of prior years	5,944
Reductions for tax positions of prior years	—

Balance at December 31, 2010	225,352

Additions based on tax positions related to 2011	48,549
Additions for tax positions of prior years	800
Reductions for tax positions of prior years	(18,115)

Balance at December 31, 2011	256,586

Additions based on tax positions related to 2012	480,927
Additions for tax positions of prior years	5,652
Reductions for tax positions of prior years	(17,419)

Balance at December 31, 2012	$725,746

        Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. We recognized $2.7 million, $(4.3) million and $5.0 million of interest, net of the federal benefit, in the Consolidated Statements of Operations for the years ended December 31, 2012, 2011, and 2010, respectively. At December 31, 2012, 2011, and 2010, we had accrued $11.7 million, $8.9 million and $13.2 million, respectively, for the payment of interest, net of the federal tax benefit. At December 31, 2012, 2011 and 2010, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the tax rate were $725.7 million, $256.6 million and $225.3 million, respectively.

        We regularly evaluate adjustments proposed by taxing authorities. At December 31, 2012, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

        Although we operate in various countries throughout the world, the major tax jurisdictions in which we operate in are the U.S. and Ireland. In the U.S., we are included in AIG's consolidated federal income tax return, which is currently under examination for tax years 2000 through 2006. In Ireland, we are subject to examination for tax years from 2008 through 2011.

Restricted Cash	6 Months Ended
Jun. 30, 2013
Restricted Cash
Restricted Cash

D. Restricted Cash

        Restricted cash of $435.9 million and $695.4 million at June 30, 2013 and December 31, 2012, respectively, consisted primarily of cash that is restricted under our ECA facility agreement entered into in 2004. The restricted cash at December 31, 2012, also included a $287.0 million cash advance under our Ex-Im financing arrangement, which became available to us to finance the purchase of two aircraft during the six months ended June 30, 2013. See Note J—Debt Financings.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions

E. Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including tax, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. Our management believes the proportionate method used to allocate corporate costs is reasonable. It is not practicable to determine what the amounts of those expenses would have been had we operated on a stand-alone basis. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we continue to earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. We are included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlement with AIG for taxes are determined in accordance with our tax sharing agreements.

        Dividends and Capital Contribution:    We transferred two corporate aircraft with a combined net book value of $37.3 million to AIG during the year ended December 31, 2012. The transaction was recorded in Retained earnings as a dividend of $25.4 million, net of taxes of $11.9 million. We also received one corporate aircraft from AIG and we recorded $16.7 million, net of taxes of $9.2 million, in Lease receivables and other assets and as a capital contribution in Paid-in capital to reflect the transaction.

        Expenses Paid by AIG on Our Behalf:    We recorded $0.6 million and $2.6 million in Additional paid in capital for the six months ended June 30, 2013 and the year ended December 31, 2012, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to reimburse.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of June 30, 2013, was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note N—Fair Value Measurements and Note O—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $4.7 million and $5.0 million for the six months ended June 30, 2013 and 2012, respectively.

        Our financial statements include the following amounts involving related parties:

	Three Months Ended		Six Months Ended
Income Statement	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	(Dollars in thousands)
Expense (income):
Effect from derivative contracts with AIG Markets, Inc.(a)	$297	$305	$595	$610
Interest on derivative contracts with AIG Markets, Inc.	3,207	4,597	6,703	9,678
Allocation of corporate costs from AIG	9,484	5,189	16,111	13,866
Interest on time deposit account with AIG Markets(b)	(799)	(1,049)	(1,625)	(1,643)
Management fees received	(2,089)	(2,259)	(4,183)	(4,464)
Management fees paid to subsidiaries of AIG	95	76	126	116

Balance Sheet	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(b)	$1,105,241	$1,103,591
Derivative liabilities(a)	(13,982)	(20,933)
Current income taxes and other tax liabilities to AIG(c)	(280,154)	(299,333)
Accrued corporate costs payable to AIG	(24,184)	(20,969)
Equity:
Aircraft transfer to AIG, net of tax of $11,866 (2012)	—	25,379
Aircraft contribution from AIG, net of tax of $9,211 (2012)	—	(16,690)
Compensation and other expenses paid by AIG	647	2,636
(a)
See Note O—Derivative Financial Instruments for all derivative transactions.

(b)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations.

(c)
We made no payment during the six months ended June 30, 2013, and paid approximately $1.7 million to AIG for an ILFC tax liability during the year ended December 31, 2012.

Note D—Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including tax, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements. In March 2010, we paid AIG $85 million that was due and payable on a loan related to certain transactions during 2002 and 2003 that accomplished AIG's overall tax panning objectives.

        Dividends and Capital Contribution:    We transferred two corporate aircraft with a combined net book value of $37.2 million to AIG during the year ended December 31, 2012. The transaction was recorded in Retained earnings as a dividend of $25.4 million, net of taxes of $11.8 million. We also received one corporate aircraft from AIG and we recorded $16.7 million, net of taxes of $9.2 million, in Lease receivables and other assets and as a capital contribution in Paid-in capital to reflect the transaction.

        Expenses Paid by AIG on Our Behalf.    We recorded $2.6 million, $(8.0) million and $2.8 million in Additional paid in capital for the years ended December 31, 2012, 2011 and 2010, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay. The $8.0 million decrease recorded for the year ended December 31, 2011, resulted from an adjustment for forfeited pension benefits, previously recorded as Additional paid in capital. See Note M—Shareholders' Equity.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of December 31, 2012 was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note T—Fair Value Measurements and Note U—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $9.9 million, $7.9 million and $7.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Our financial statements include the following amounts involving related parties:

Income Statement	2012	2011	2010
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$—	$157,926
Effect from derivatives on contracts with AIG Markets, Inc.(a)	1,212	8,414	45,725
Interest on derivative contracts with AIG Markets, Inc.	17,712	50,043	91,988
Allocation of corporate costs from AIG	22,941	(1,246)	30,512
Lease revenue related to hedging of lease receipts with AIGFP(b)	—	—	224
Interest on time deposit account with AIG Markets(a)	(3,634)	—	—
Management fees received	(8,871)	(9,323)	(9,429)
Management fees paid to subsidiaries of AIG	156	94	425

	December 31,
Balance Sheet	2012	2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,103,591	$—
Derivative liabilities(b)	(20,933)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(299,333)	(279,441)
Accrued corporate costs payable to AIG	(20,969)	(21,672)
Equity:
Aircraft transfer to AIG, net of tax of $11,866	25,379	—
Aircraft contribution from AIG, net of tax of $9,211	(16,690)	—
Compensation and other expenses paid by AIG	2,636	(8,000)
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note U—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $1.7 million and $58.5 million to AIG for ILFC tax liability during the years ended December 31, 2012 and 2011, respectively.

Other Income	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Income
Other Income

F. Other Income

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013		2012
	(Dollars in thousands)
AeroTurbine revenue
Engines, airframes, parts and supplies	$96,837	$71,711	$155,019		$144,994
Cost of sales	(82,379)	(62,772)	(131,075)		(123,721)

	14,458	8,939	23,944		21,273
Interest and Other	12,689	15,557	49,158	(a)	26,486

Total	$27,147	$24,496	$73,102		$47,759

(a)
Includes $23.9 million relating to early termination fees for the six months ended June 30, 2013.

Note E—Other Income

	2012	2011	2010
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$308,981	$71,778	$—
Cost of sales	(255,918)	(62,070)	—

	53,063	9,708	—
Interest and Other	70,187	48,202	61,741

Total	$123,250	$57,910	$61,741

(a)
Other income for 2011 and 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our consolidated statement of income. AeroTurbine was acquired on October 7, 2011.

Aircraft Impairment Charges on Flight Equipment Held for Use	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Aircraft Impairment Charges on Flight Equipment Held for Use
Aircraft Impairment Charges on Flight Equipment Held for Use

G. Aircraft Impairment Charges on Flight Equipment Held for Use

        Management evaluates quarterly the need to perform a recoverability assessment of aircraft in our fleet considering the requirements under GAAP. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be fully recoverable, which may require us to change our assumptions related to future estimated cash flows. Some of the events or changes in circumstances may include potential disposals of aircraft, changes in contracted lease terms, changes in the status of an aircraft as leased, re-leased, or not subject to lease, repossessions of aircraft, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Any of these events would be considered when it occurs before the financial statements are issued, including lessee bankruptcies occurring subsequent to the balance sheet date.

        During the three and six months ended June 30, 2013, we recorded impairment charges of $15.5 million relating to two aircraft and $35.2 million relating to four aircraft, respectively. During the three and six months ended June 30, 2012, we recorded impairment charges of $30.3 million relating to two aircraft and $41.4 million relating to four aircraft, respectively. These impairment charges were as a result of our recurring recoverability assessments.

Note F—Aircraft Impairment Charges on Flight Equipment Held for Use

        We recorded the following impairment charges on flight equipment held for use during the years ended December 31, 2012, 2011 and 2010.

	December 31,
	2012			2011			2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges due to Airbus' announcement of its neo aircraft	—		$—	—		$—	61	$602.3
Impairment charges on aircraft due to recurring assessments	9	(a)	100.2	97	(b)	1,523.3	21	508.1
Impairment charges on aircraft under lease with customers that ceased operations	1		2.5	3	(c)	43.9	—	—

Total Impairment charges on flight equipment held for use	10		$102.7	100		$1,567.2	82	$1,110.4

(a)
Includes impairment charges on one aircraft that had previously been impaired.

(b)
Includes impairment charges on one aircraft owned by our AeroTurbine subsidiary.

(c)
Two of the three aircraft were impaired twice during 2011.

        Management evaluates quarterly the need to perform a recoverability assessment of aircraft in our fleet considering the requirements under GAAP. Recurring recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our aircraft may not be fully recoverable, which may require us to change our assumptions related to future estimated cash flows. The events or changes in circumstances considered include potential sales, changes in contracted lease terms, changes in the status of an aircraft as leased, re-leased, or not subject to lease, repossessions of aircraft, changes in portfolio strategies, changes in demand for a particular aircraft type and changes in economic and market circumstances. Any of these events would be considered when it occurs before the financial statements are issued, including lessee bankruptcies occurring subsequent to the balance sheet date.

  Year ended December 31, 2012

        During the year ended December 31, 2012, we recorded impairment charges aggregating $102.7 million relating to ten aircraft. Of the $102.7 million in impairment charges recognized, $100.2 million related to our recurring recoverability assessments, and $2.5 million related to the repossession and early return of one aircraft that was leased to an airline that ceased operations during the year ended December 31, 2012.

  Year ended December 31, 2011

        During our 2011 annual recoverability assessment, we updated the critical and significant assumptions used in our analysis and we considered:

        Market Conditions:    We considered current and future expectations of the global demand for a particular aircraft type and historical experience in the aircraft leasing market and aviation industry, as well as information received from third party sources. Factors taken into account included the impact of fuel price volatility and higher average fuel prices; the growing impact of new technology aircraft (announcements, deliveries and order backlog) on current and future demand for mid-generation aircraft; the higher production rates sustained by manufacturers of more fuel-efficient newer generation aircraft during the recent economic downturn; the unfavorable impact of low rates of inflation on aircraft values; current market conditions and industry outlook for future marketing of older mid-generation aircraft and aircraft that are out of production; and a decreasing number of lessees for older aircraft.

        Portfolio Management Strategy:    We took into account our new end-of-life management capabilities resulting from our acquisition of AeroTurbine, which we completed on October 7, 2011. The acquisition of AeroTurbine provides us with increased choices in managing the end-of-life of aircraft in our fleet and makes the part-out of an aircraft a more economically and commercially viable option by bringing the requisite capabilities in-house and eliminating the payment of commissions to third parties. While our overall business model has not changed, our expectation of how we may manage specific aircraft that are out of production, or specific aircraft that have been impacted by new technology developments, has changed due to the AeroTurbine acquisition. Parting-out aircraft also enables us to retain greater cash flows from an aircraft during the last cycle of its life by allowing us to eliminate certain maintenance costs and realize higher net overhaul revenues resulting in changes in cash flow assumptions.

        Subsequent Events:    We also considered events subsequent to December 31, 2011 and prior to March 8, 2012, in evaluating the recoverability of our fleet as of December 31, 2011. Specifically, four of our customers, including one with two separate operating certificates, declared bankruptcy or ceased operations subsequent to December 31, 2011 and prior to March 8, 2012. We took into account lessee non-performance, as well as management's expectation of whether to re-lease or part-out the aircraft, which changed the projected lease cash flows of the affected aircraft.

        The result of the assessment based on our updated assumptions indicated that the book values of 95 aircraft were not fully recoverable, and these aircraft were deemed impaired. Most of the aircraft reviewed were in the second half of their estimated 25-year useful life, and were aircraft that were out of production, or had been impacted by new technology developments. We recorded impairment charges aggregating $1.6 billion related to 100 impaired aircraft for the year ended December 31, 2011. Of the $1.6 billion in impairment charges recognized, $43.9 million related to repossessions and early returns of aircraft that were leased to airlines that ceased operations subsequent to December 31, 2011.

        As part of the annual recoverability assessment, we also identified 239 aircraft that were either aircraft out of production or impacted by new technology developments. Out of these 239 aircraft, we changed the estimated useful life of 140 aircraft. In addition, we changed the useful life of our ten freighter aircraft from 35 to 25 years. These changes resulted in an increase in our 2012 depreciation expense for these aircraft of approximately $55.9 million as compared to 2011. The overall increase in depreciation expense from shortening the holding periods on these 140 aircraft will decline as these aircraft are disposed of.

  Year ended December 31, 2010

        During the year ended December 31, 2010, we recorded the following impairments to our fleet held for use:

        At the end of the third quarter of 2010, we had 13 passenger configured 747-400s and 11 A321-100s in our fleet. After consideration of then current marketplace factors, management's estimate of the future lease rates for 747-400s and A321-100s had declined significantly. The decline in expected lease rates for the 747-400s was due to a number of unfavorable trends, including lower overall demand, as airlines replace their 747-400s with more efficient newer generation widebody aircraft. As a result, the global supply of 747-400 aircraft that were for sale, or idle, had increased. It was expected that these unfavorable trends would persist and that the global supply of 747-400s that were for sale or idle would continue to increase in the future. The decline in A321-100 lease rates was primarily due to continued and accelerated decrease in demand for this aircraft type, which is attributable to its age and limited mission application. As a result of the decline in lease rates, seven 747-400s, five A321-100s, and four other aircraft in our fleet held for use were deemed impaired in the third quarter of 2010 when we performed our assessments. As a result, we recorded impairment charges aggregating $417.7 million to write these aircraft down to their respective fair values. The estimated undiscounted cash flows on the remaining six 747-400s and six A321-100s supported the carrying value of those aircraft.

        On December 1, 2010, Airbus announced the new narrowbody neo aircraft with new fuel-efficient geared turbofan engine options. The re-engineered aircraft is expected to provide up to 15% fuel savings and greater range or more payload capacity. Airbus expects to start deliveries of the neo aircraft in 2016. At December 31, 2010, we had identified approximately 78 narrowbody aircraft with first generation engines that may be negatively impacted by the introduction of narrowbody neo aircraft equipped with the new engines and, as part of our on-going fleet assessment, we performed a recoverability analysis on those aircraft, using revised cash flow assumptions. Based on the recoverability analysis, 61 of these 78 aircraft were deemed impaired and we recorded impairment charges of approximately $602.3 million.

        At the end of the fourth quarter of 2010, we performed a recoverability assessment of our entire fleet. The results of this assessment indicated that five aircraft were not recoverable and were deemed impaired as of December 31, 2010. As a result, we performed a fair value analysis and recorded impairment charges of $82.3 million in the fourth quarter 2010.

        We recorded an impairment charge of $8.1 million relating to an aircraft that was subject to litigation. The aircraft was subsequently designated for part-out and removed from our fleet held for use.

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

H. Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

        From time to time we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life, most frequently through either a sale or part-out. As part of the recoverability assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet, or if the aircraft will be disposed of as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, a recoverability assessment is performed, and if impaired, the aircraft is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in our Condensed, Consolidated Statement of Income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we reclassify the aircraft from Flight equipment into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed:

	Three Months Ended						Six Months Ended
	June 30, 2013			June 30, 2012			June 30, 2013			June 30, 2012
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)						(Dollars in millions)
Loss
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	13	$69.3	(a)	3	$32.6		15	$78.8	(a)	5	$37.8
Impairment charges on aircraft intended to be or designated for part-out	6	31.8	(b)	4	12.2	(c)	14	48.8	(b)	4	14.3	(c)

Total Impairment charges and fair value adjustments on flight equipment	19	$101.1		7	$44.8		29	$127.6		9	$52.1

(a)
Includes charges relating to 11 aircraft that met the criteria to be classified as Flight equipment held for sale, and were reclassified from Flight equipment into Flight equipment held for sale. Subsequent to June 30, 2013, 10 of these aircraft were sold to a third party.

(b)
Includes charges relating to three engines for the three months ended June 30, 2013, and four engines for the six months ended June 30, 2013.

(c)
Includes charges relating to one engine for the three months ended June 30, 2012 and four engines for the six months ended June 30, 2012.

Note G—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

        From time to time, we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life through either a sale or part-out. As part of the recoverability assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet or if the aircraft will be disposed as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, a recoverability assessment is performed, and if impaired, the aircraft is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we will reclassify the aircraft from Flight equipment into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed during the years ended December 31, 2012, 2011 and 2010.

	December 31,
	2012				2011		2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	10	(a)	$43.3		17	$163.1	15	$155.1
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment(b)	4		4.1		10	(3.7)	60	372.1
Impairment charges on aircraft intended to be or designated for part-out	12		42.3	(c)	3	10.9	2	25.6

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	26		$89.7	(c)	30	$170.3	77	$552.8

(a)
One of the ten aircraft was impaired twice during 2012.

(b)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment. Also included in these amounts are net positive fair value adjustments related to sales price adjustments for aircraft that were previously held for sale and sold during periods presented.

(c)
Includes charges relating to 13 engines for the year ended December 31, 2012.

Lease Receivables and Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Receivables and Other Assets
Lease Receivables and Other Assets

I. Lease Receivables and Other Assets

        Lease receivables and other assets consisted of the following:

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Lease receivables	$237,753	$199,694
AeroTurbine Inventory	184,425	149,390
Lease incentive costs, net of amortization	173,995	128,616
Straight-line rents and other assets	205,841	226,609
Goodwill and Other intangible assets(a)	47,481	48,887
Notes and trade receivables, net of allowance(b)	19,105	23,181
Derivative assets(c)	—	54

	$868,600	$776,431

(a)
Goodwill relates to our acquisition of AeroTurbine.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.5%.

(c)
See Note O—Derivative Financial Instruments.

        We had the following activity in our allowance for credit losses on notes receivable during the year ended December 31, 2012:

(Dollars in thousands)
Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—

        During the six months ended June 30, 2013, we did not have any activity in our allowance for credit losses on notes receivable.

Note I—Lease Receivables and Other Assets

        At December 31, 2012, Lease receivables and other assets consist of the following:

	2012	2011
	(Dollars in thousands)
Lease receivables	$199,694	$222,637
AeroTurbine Inventory	149,390	148,452
Lease incentive costs, net of amortization(a)	128,616	119,878
Straight-line rents and other assets(b)	235,780	47,115
Goodwill and Other intangible assets	48,887	51,965
Notes and trade receivables, net of allowance(c)	23,181	9,489
Derivative assets(d)	54	198

	$785,602	$599,734

(a)
We capitalized lease incentives of $65.8 million and $89.6 million for the years 2012 and 2011, respectively. We amortized lease incentives into Rental of flight equipment of $61.5 million, $63.4 million and $47.8 million for the years 2012, 2011, and 2010, respectively.

(b)
Credit balances of Straight-line rents in the amount of $175.8 million were reclassified to Security deposits, deferred overhaul rentals and other customer deposits on the Consolidated Balance Sheet at December 31, 2012.

(c)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.4%.

(d)
See Note U—Derivative Financial Instruments.

        We had the following activity in our allowance for credit losses on notes receivable:

(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—

Debt Financings	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Financing
Debt Financings

J. Debt Financings

        Our debt financing was comprised of the following at the respective dates:

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	1,972,707	2,193,229
Secured bank debt(a)	1,824,588	1,961,143
Institutional secured term loans	750,000	1,450,000
Less: Deferred debt discount	(5,550)	(15,125)

	8,441,745	9,489,247
Unsecured
Bonds and medium-term notes	13,884,497	13,890,747
Less: Deferred debt discount	(32,294)	(37,207)

	13,852,203	13,853,540

Total Senior Debt Financings	22,293,948	23,342,787
Subordinated Debt	1,000,000	1,000,000

	$23,293,948	$24,342,787

(a)
Of this amount, $182.3 million (2013) and $270.5 million (2012) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our Condensed, Consolidated Financial Statements.

        The following table presents information regarding the collateral pledged for our secured debt:

	As of June 30, 2013
	Debt Outstanding	Net Book Value of Collateral		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,323,464		174
ECA and Ex-Im Financings	1,972,707	5,539,535		121
Secured bank debt	1,824,588	2,653,355	(a)	61	(a)
Institutional secured term loans	750,000	1,486,780		52

Total	$8,447,295	$16,003,134		408

(a)
Amounts represent net book value of collateral and number of aircraft securing ILFC secured bank term debt. Amounts do not include assets securing AeroTurbine's secured revolving credit facility. AeroTurbine's credit facility, under which $308 million was drawn as of June 30, 2013, is secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors.

Senior Secured Bonds

        On August 20, 2010, we issued $3.9 billion of senior secured notes, with $1.35 billion maturing in September 2014 and bearing interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. The notes are secured by a designated pool of aircraft, initially consisting of 174 aircraft and their equipment and related leases, and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases of aircraft included in the pool securing the notes, have guaranteed the notes. We can redeem the notes at any time prior to their maturity, provided we give notice between 30 to 60 days prior to the intended redemption date and subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the notes.

        The indenture and the aircraft mortgage and security agreement governing the senior secured notes contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to: (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the senior secured notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; and (v)make investments in or transfer assets to non-restricted subsidiaries. The indenture also restricts our and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of our assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior secured notes may immediately become due and payable.

ECA Financings

        We entered into ECA facility agreements in 1999 and 2004 through certain direct and indirect wholly owned subsidiaries that have been designated as non-restricted subsidiaries under our indentures. The 1999 and 2004 ECA facilities were used to fund purchases of Airbus aircraft through 2001 and June 2010, respectively. Each aircraft purchased was financed by a ten-year fully amortizing loan. New financings are no longer available to us under either ECA facility.

        As of June 30, 2013, approximately $1.7 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility. The interest rates on the loans outstanding under the 2004 ECA facility are either fixed or based on LIBOR and ranged from 0.386% to 4.711% at June 30, 2013. The net book value of the aircraft purchased under the 2004 ECA facility was $4.0 billion at June 30, 2013. The loans are guaranteed by various European ECAs. We have collateralized the debt with pledges of the shares of wholly owned subsidiaries that hold title to the aircraft financed under the facilities. The 2004 ECA facility contains customary events of default and restrictive covenants.

        The 2004 ECA facility requires us to segregate security deposits, overhaul rentals and rental payments received under the leases related to the aircraft funded under the 2004 ECA facility (segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt). The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the 2004 ECA facility. At June 30, 2013 and December 31, 2012, respectively, we had segregated security deposits, overhaul rentals and rental payments aggregating $421.4 million and $405.4 million related to aircraft funded under the 2004 ECA facility. The segregated amounts fluctuate with changes in security deposits, overhaul rentals, rental payments and principal and interest payments related to the aircraft funded under the 2004 ECA facility. In addition, if a default resulting in an acceleration of the obligations under the 2004 ECA facility were to occur, pursuant to the cross-collateralization agreement described below, we would have to segregate lease payments, overhaul rentals and security deposits received after such acceleration event occurred from the leases relating to the aircraft funded under the 1999 ECA facility that remain as collateral, even though those aircraft are no longer subject to a loan at June 30, 2013.

        In addition, we must register the existing individual mortgages on certain aircraft funded under both the 1999 and 2004 ECA facilities in the local jurisdictions in which the respective aircraft are registered. The mortgages are only required to be filed with respect to aircraft that have outstanding loan balances or otherwise as agreed in connection with the cross-collateralization agreement described below.

        We have cross-collateralized the 1999 ECA facility with the 2004 ECA facility. As part of such cross-collateralization, we (i) guarantee the obligations under the 2004 ECA facility through our subsidiary established to finance Airbus aircraft under the 1999 ECA facility; (ii) granted mortgages over certain aircraft financed under the 1999 ECA facility and security interests over other collateral related to the aircraft financed under the 1999 ECA facility to secure the guaranty obligation; (iii) have to maintain a loan-to-value ratio (aggregating the aircraft from the 1999 ECA facility and the 2004 ECA facility) of no more than 50%, in order to release liens (including the liens incurred under the cross-collateralization agreement) on any aircraft financed under the 1999 or 2004 ECA facilities or other assets related to the aircraft; and (iv) agreed to apply proceeds generated from certain disposals of aircraft to obligations under the 2004 ECA facility.

        On May 8, 2013, we amended our 2004 ECA facility, effective immediately. Prior to the amendment, we were subject to a financial covenant that may have been breached solely as a result of the application of purchase accounting in connection with the potential acquisition of our common stock by Jumbo Acquisition Limited. The amendment removed this covenant. In addition, the amendment made permanent the requirement to segregate funds and to register individual mortgages in local jurisdictions. Prior to the amendment, this requirement would have fallen away if our long-term debt ratings rose above a certain level.

Ex-Im Financings

        On December 19, 2012, we issued pre-funded amortizing notes with an aggregate principal amount outstanding of $287.0 million. The notes mature in January 2025 and scheduled principal payments commenced in April 2013. The notes are guaranteed by the Export-Import Bank of the United States and bear interest at a rate per annum equal to 1.492%. The funds were being held in a restricted cash account at December 31, 2012. During the six months ended June 30, 2013, we used the proceeds from the notes to finance two Boeing 777-300ER aircraft, which serve as collateral for the notes.

Secured Bank Debt

        2011 Secured Term Loan: On March 30, 2011, one of our non-restricted subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. As of June 30, 2013, approximately $1.3 billion was outstanding under this agreement. The loan matures on March 30, 2018, and scheduled principal payments commenced in June 2012. The loan bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly-owned subsidiaries of the subsidiary borrower. The security granted includes a portfolio of 54 aircraft, together with attached leases and all related equipment and the equity interests in certain SPEs that own the pledged aircraft and related equipment and leases. The 54 aircraft had an initial average appraised base value, as defined in the loan agreement, of approximately $2.4 billion, which equaled a loan-to-value ratio of approximately 65%.

        The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which declines over time, as set forth in the term loan agreement. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to the SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The subsidiary borrower can voluntarily prepay the loan at any time. The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        AeroTurbine Revolving Credit Agreement:    AeroTurbine has a credit facility that expires on December 9, 2015 and, after the most recent amendment on February 23, 2012, provides for a maximum aggregate available amount of $430 million, subject to availability under a borrowing base calculated based on AeroTurbine's aircraft assets and accounts receivable. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $70 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so. Borrowings under the facility bear interest determined, with certain exceptions, based on LIBOR plus a margin of 3.0%. AeroTurbine's obligations under the facility are guaranteed by ILFC on an unsecured basis and by AeroTurbine's subsidiaries (subject to certain exclusions) and are secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors. The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common stock). As of June 30, 2013, AeroTurbine had approximately $308 million outstanding under the facility.

        Secured Commercial Bank Financings:    In May 2009, ILFC provided $39.0 million of subordinated financing to a non-restricted subsidiary. The entity used these funds and an additional $106.0 million borrowed from third parties to purchase an aircraft, which it leases to an airline. The loans had original maturity dates in May 2018 with interest rates based on LIBOR. On January 16, 2013, the non-restricted subsidiary repaid both loans in full. In connection with the prepayment of these loans, we recognized losses aggregating $1.7 million from the write off of unamortized deferred financing costs.

        In June 2009, we borrowed $55.4 million through a non-restricted subsidiary, which owns one aircraft leased to an airline. The loan partly amortized over five years with the remaining $27.5 million originally due in 2014, and the interest rate was fixed at 6.58%. On March 20, 2013, we repaid the loan in full. In connection with the prepayment of this loan, we recognized losses aggregating $0.8 million from the write off of unamortized deferred financing costs.

        In March 2012, one of our indirect non-restricted subsidiaries entered into a $203 million term loan facility that was used to finance seven Boeing 737-800s. The principal of each senior loan issued under the facility will partially amortize over six years, with the remaining principal payable at the maturity date. At June 30, 2013, approximately $182 million was outstanding and the average interest rate on the loans was 4.73%. The loans are non-recourse to ILFC except under limited circumstances and are secured by the purchased aircraft and lease receivables. The subsidiary borrower can voluntarily prepay the loans at any time subject to a 2% prepayment fee prior to March 30, 2014 and a 1% prepayment fee between March 30, 2014 and March 30, 2015. On March 29, 2013, we amended certain financial covenants under our $203 million term loan facility. The subsidiary borrower under the $203 million term loan facility is prohibited from: (i) incurring additional debt; (ii) incurring additional capital expenditures; (iii) hiring employees; and (iv) negatively pledging the assets securing the facility.

Institutional Secured Term Loans

        In 2012, we entered into the following term loans:

  •
  Secured Term Loan 2012-1: On February 23, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $900 million. The loan matures on June 30, 2017, and initially bore interest at LIBOR plus a margin of 4.0% with a 1.0% LIBOR floor, or, if applicable, a base rate plus a margin of 3.0%. On April 5, 2013, we amended this secured term loan and simultaneously prepaid $150 million of the outstanding principal amount. In connection with the partial prepayment of this secured term loan, we recognized losses aggregating approximately $2.9 million from the write-off of unamortized deferred financing costs. The remaining outstanding principal amount of $750 million now bears interest at an annual rate of LIBOR plus 2.75%, with a LIBOR floor of 0.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures. The SPEs initially held title to 62 aircraft and all related equipment and leases with an average appraised base value, as defined in the loan agreement, of approximately $1.66 billion as of December 31, 2011, equaling an initial loan-to-value ratio of approximately 54%. After giving effect to the amendment, certain collateral that had served as security for the secured term loan was released, and the SPEs now collectively own a portfolio of 52 aircraft and the related equipment and leases, with an average appraised base value as of December 31, 2012, resulting in a loan-to-value ratio of approximately 55%. The loan requires a loan-to-value ratio of no more than 63%. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay a portion of the loan, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, but if we voluntarily prepay any portion of the loan prior to October 5, 2013, we may be subject to a 1% prepayment penalty under certain circumstances. The loan contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

  •
  Secured Term Loan 2012-2: On April 12, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $550 million. The loan had an original maturity date of April 12, 2016, and bore interest at LIBOR plus a margin of 3.75% with a 1% LIBOR floor. The obligations of the subsidiary borrower were guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted included the equity interests in certain SPEs of the subsidiary borrower that had been designated as non-restricted under our indentures and that held title to 35 aircraft and all related equipment and leases with an average initial appraised base value, as defined in the loan agreement, of approximately $1.0 billion. The $1.0 billion equaled an initial loan-to-value ratio of approximately 55%. The principal of the loan was payable in full at maturity with no scheduled amortization. We prepaid this loan in full on May 30, 2013, and in connection with the prepayment, we recognized losses aggregating approximately $12.3 million from the write-off of unamortized deferred discount and financing costs.

Unsecured Bonds and Medium-Term Notes

        Shelf Registration Statement:    We have an effective shelf registration statement filed with the SEC. We have an unlimited amount of debt securities registered for sale under the shelf registration statement.

        At June 30, 2013, we had issued unsecured notes with an aggregate principal amount outstanding of approximately $11.1 billion under our current and previous shelf registration statements, including $750 million of 3.875% notes due 2018 and $500 million of 4.625% notes due 2021, each issued in March 2013, and $550 million of floating rate notes due 2016, issued in May 2013 and bearing interest at 3-month LIBOR plus a margin of 1.95%, with the interest rate resetting quarterly. The debt securities outstanding under our shelf registration statements mature through 2022 and the fixed rate notes bear interest at rates that range from 3.875% to 8.875%. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        Other Senior Notes:    On March 22, 2010 and April 6, 2010, we issued a combined $1.25 billion aggregate principal amount of 8.625% senior notes due September 15, 2015, and $1.5 billion aggregate principal amount of 8.750% senior notes due March 15, 2017, pursuant to an indenture dated as of March 22, 2010. The notes are due in full on their scheduled maturity dates. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        The indentures governing our unsecured notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets.

        The indentures also provide for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the relevant indentures may immediately become due and payable.

Unsecured Revolving Credit Agreement

        2012 Credit Facility:    On October 9, 2012, we entered into a $2.3 billion three-year unsecured revolving credit facility with a group of 10 banks that expires on October 9, 2015. Our revolving credit facility provides for interest rates based on either a base rate or LIBOR plus a margin, currently 2.0%, determined by reference to our ratio of consolidated indebtedness to shareholders' equity. The credit agreement contains customary events of default and restrictive covenants that, among other things, limit our ability to incur liens and transfer or sell assets. The credit agreement also contains financial covenants that require us to maintain a minimum interest coverage ratio and a maximum ratio of consolidated indebtedness to shareholders' equity. As of June 30, 2013, we had not drawn on our revolving credit facility.

        On April 1, 2013, we amended certain financial covenants under our $2.3 billion three-year unsecured revolving credit facility, effective upon completion of the potential sale of our common stock to Jumbo Acquisition Limited. Following completion of this potential sale, we will apply purchase accounting which will adjust the carrying value of our assets and liabilities to their fair values at the time the sale closes. The amendments to the financial covenants are intended to prevent us from violating such covenants solely as a result of the application of purchase accounting.

Subordinated Debt

        In December 2005, we issued two tranches of subordinated debt totaling $1.0 billion. Both tranches mature on December 21, 2065. The $400 million tranche has a call option date of December 21, 2015. We can call the $600 million tranche at any time. The interest rate on the $600 million tranche is a floating rate with a margin of 1.55% plus the highest of (i) 3-month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. The interest rate resets quarterly and at June 30, 2013, the interest rate was 4.96%. The $400 million tranche has a fixed interest rate of 6.25% until the 2015 call option date, and if we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on a margin of 1.80% plus the highest of (i) 3-month LIBOR; (ii)  10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. If we choose to redeem the $600 million tranche, we must pay 100% of the principal amount of the bonds being redeemed, plus any accrued and unpaid interest to the redemption date. If we choose to redeem only a portion of the outstanding bonds, at least $50 million principal amount of the bonds must remain outstanding.

        Under the terms of the subordinated debt, failure to comply with financial tests requiring a minimum ratio of equity to total managed assets and a minimum fixed charge coverage ratio will result in a "mandatory trigger event". If a mandatory trigger event occurs and we are unable to raise sufficient capital through capital contributions from AIG or the sale of our stock (in the manner permitted by the terms of the subordinated debt) to cover the next interest payment on the subordinated debt, a "mandatory deferral event" will occur. If a mandatory deferral event occurs, we would be required to defer all interest payments on the subordinated debt and be prohibited from paying cash dividends on our capital stock (including our market auction preferred stock) until we are in compliance with both financial tests or have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.

        On July 25, 2013, we amended the financial tests in both tranches of subordinated debt after a majority of the holders of the subordinated debt consented to such amendments. The financial tests were amended by (i) replacing the definition of "Tangible Equity Amount" used in calculating our ratio of equity to total managed assets with a definition for "Total Equity Amount" that does not exclude intangible assets from our total stockholders' equity as reflected on our consolidated balance sheet, and (ii) amending the calculation of the earnings portion of our minimum fixed charge coverage ratio by replacing the definition of "Adjusted Earnings Before Interest and Taxes" used in calculating such ratio with a definition for "Adjusted EBITDA" that excludes, among other items, interest, taxes, depreciation, amortization, all impairment charges and loss on extinguishment of debt. These amendments make it less likely that we will fail to comply with such financial tests.

Loss on Extinguishment of Debt

        2013.    During the six months ended June 30, 2013, we prepaid in full our $550 million secured term loan originally scheduled to mature in April 2016, the total outstanding under both tranches of the $106.0 million secured financing, and the total outstanding under the $55.4 million secured financing, and prepaid $150 million of the outstanding principal amount of our secured term loan due June 30, 2017. In connection with these prepayments, we recognized charges aggregating $17.7 million from the write off of unamortized deferred financing costs and deferred debt discount.

        2012.    During the six months ended June 30, 2012, we prepaid the remaining $456.9 million outstanding under our secured credit facility dated October 13, 2006 and the $750 million outstanding under our secured term loan entered into in 2010, and we refinanced our $550 million secured term loan at a lower interest rate. In connection with these prepayments, we recognized charges aggregating $22.9 million from the write off of unamortized deferred financing costs and deferred debt discount.

Note K—Debt Financing

        Our debt financing was comprised of the following at the following dates:

	December 31,
	2012	2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	2,193,229	2,335,147
Secured bank debt(a)	1,961,143	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(15,125)	(17,452)

	9,489,247	9,764,631
Unsecured
Bonds and medium-term notes	13,890,747	13,658,769
Less: Deferred debt discount	(37,207)	(39,128)

	13,853,540	13,619,641

Total Senior Debt Financings	23,342,787	23,384,272
Subordinated debt	1,000,000	1,000,000

	$24,342,787	$24,384,272

(a)
Of this amount, $270.5 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements.

        The above table represents the principal amounts of our outstanding debt obligations, net of deferred discounts and premiums, as of December 31, 2012 and 2011.

        For some of our secured debt financings, we created direct and indirect wholly-owned subsidiaries for the purpose of purchasing and holding title to aircraft, and we pledged the equity of those subsidiaries as collateral. These subsidiaries have been designated as non-restricted subsidiaries under our indentures and meet the definition of a VIE. We have determined that we are the PB of such VIEs and, accordingly, we consolidate such entities into our consolidated financial statements. See Note S—Variable Interest Entities for more information on VIEs.

        The following table presents information regarding the collateral provided for our secured debt:

	As of December 31, 2012
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,485,121		174
ECA and Ex-Im financings	2,193,229	5,338,188		119	(a)
Secured bank debt(b)	1,961,143	2,925,637	(b)	63	(b)
Institutional secured term loans	1,450,000	2,801,330		97

Total	$9,504,372	$17,550,276		453

(a)
Excludes the two aircraft we intend to finance with the Ex-Im notes, as they had not yet been assigned as collateral as of December 31, 2012.

(b)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $260.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Senior Secured Bonds

        On August 20, 2010, we issued $3.9 billion of senior secured notes, with $1.35 billion maturing in September 2014 and bearing interest of 6.5%, $1.275 billion maturing in September 2016 and bearing interest of 6.75%, and $1.275 billion maturing in September 2018 and bearing interest of 7.125%. The notes are secured by a designated pool of aircraft, initially consisting of 174 aircraft and their equipment and related leases, and cash collateral when required. In addition, two of our subsidiaries, which either own or hold leases of aircraft included in the pool securing the notes, have guaranteed the notes. We can redeem the notes at any time prior to their maturity, provided we give notification between 30 to 60 days prior to the intended redemption date and subject to a penalty of the greater of 1% of the outstanding principal amount and a "make-whole" premium. There is no sinking fund for the notes.

        The indenture and the aircraft mortgage and security agreement governing the senior secured notes contain customary covenants that, among other things, restrict our and our restricted subsidiaries' ability to: (i) create liens; (ii) sell, transfer or otherwise dispose of the assets serving as collateral for the senior secured notes; (iii) declare or pay dividends or acquire or retire shares of our capital stock; (iv) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries and (v) make investments in or transfer assets to non-restricted subsidiaries. The indenture also restricts our and the subsidiary guarantors' ability to consolidate, merge, sell or otherwise dispose of all, or substantially all, of their assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior secured notes may immediately become due and payable.

ECA Financings

        We entered into ECA facility agreements in 1999 and 2004 through certain direct and indirect wholly owned subsidiaries that have been designated as non-restricted subsidiaries under our indentures. The 1999 and 2004 ECA facilities were used to fund purchases of Airbus aircraft through 2001 and June 2010, respectively. New financings are no longer available to us under either ECA facility.

        As of December 31, 2012, approximately $1.9 billion was outstanding under the 2004 ECA facility and no loans were outstanding under the 1999 ECA facility. The interest rates on the loans outstanding under the 2004 ECA facility are either fixed or based on LIBOR and ranged from 0.498% to 4.711% at December 31, 2012. The net book value of the aircraft purchased under the 2004 ECA facility was $4.0 billion at December 31, 2012. The loans are guaranteed by various European ECAs. We have collateralized the debt with pledges of the shares of wholly owned subsidiaries that hold title to the aircraft financed under the facilities. The 2004 ECA facility contains customary events of default and restrictive covenants, including a covenant to maintain a minimum consolidated tangible net worth.

        Because of our current long-term debt ratings, the 2004 ECA facility requires us to segregate security deposits, overhaul rentals and rental payments received under the leases related to the aircraft funded under the 2004 ECA facility (segregated rental payments are used to make scheduled principal and interest payments on the outstanding debt). The segregated funds are deposited into separate accounts pledged to and controlled by the security trustee of the 2004 ECA facility. At December 31, 2012, and December 31, 2011, respectively, we had segregated security deposits, overhaul rentals and rental payments aggregating approximately $405.4 million and $414.8 million related to aircraft funded under the 2004 ECA facility. The segregated amounts fluctuate with changes in security deposits, overhaul rentals, rental payments and principal and interest payments related to the aircraft funded under the 2004 ECA facility. In addition, if a default resulting in an acceleration of the obligations under the 2004 ECA facility were to occur, pursuant to the cross-collateralization agreement described below, we would have to segregate lease payments, overhaul rentals and security deposits received after such acceleration event occurred from the leases relating to all the aircraft funded under the 1999 ECA facility, even though those aircraft are no longer subject to a loan at December 31, 2012.

        In addition, we must register the existing individual mortgages on certain aircraft funded under both the 1999 and 2004 ECA facilities in the local jurisdictions in which the respective aircraft are registered. The mortgages are only required to be filed with respect to the aircraft that have outstanding loan balances or otherwise as agreed in connection with the cross-collateralization agreement described below.

        We have cross-collateralized the 1999 ECA facility with the 2004 ECA facility. As part of such cross-collateralization we (i) guarantee the obligations under the 2004 ECA facility through our subsidiary established to finance Airbus aircraft under the 1999 ECA facility; (ii) granted mortgages over certain aircraft financed under the 1999 ECA facility and security interests over other collateral related to the aircraft financed under the 1999 ECA facility to secure the guaranty obligation; (iii) have to maintain a loan-to-value ratio (aggregating the aircraft from the 1999 ECA facility and the 2004 ECA facility) of no more than 50%, in order to release liens (including the liens incurred under the cross-collateralization agreement) on any aircraft financed under the 1999 or 2004 ECA facilities or other assets related to the aircraft; and (iv) agreed to apply proceeds generated from certain disposals of aircraft to obligations under the 2004 ECA facility.

Ex-Im Financings

        On December 19, 2012, we issued $287.0 million of pre-funded secured notes due in January 2025 that are guaranteed by the Export-Import Bank of the United States. The notes bear interest at a rate per annum equal to 1.492%. The funds are being held in a restricted cash account and will become available to us in April 2013. We will use the proceeds from the notes to finance the purchase of two new Boeing 777-300ER aircraft.

Secured Bank Debt

        2006 Credit Facility.    We had a credit facility, dated October 13, 2006, as amended, under which the original maximum amount available was $2.5 billion. The interest on the secured loans was based on LIBOR plus a margin of 2.15%, plus facility fees of 0.2% on the outstanding balance. On February 23, 2012, we prepaid the total remaining outstanding amount under this facility of $456.9 million and terminated the facility. In connection with this prepayment, we recognized losses aggregating $3.2 million from the write off of unamortized deferred financing costs and deferred debt discount.

        2011 Secured Term Loan.    On March 30, 2011, one of our non-restricted subsidiaries entered into a secured term loan agreement with lender commitments in the amount of approximately $1.3 billion, which was subsequently increased to approximately $1.5 billion. The loan matures on March 30, 2018, and scheduled principal payments commenced in June 2012. The loan bears interest at LIBOR plus a margin of 2.75%, or, if applicable, a base rate plus a margin of 1.75%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted initially included a portfolio of 54 aircraft, together with attached leases and all related equipment, with an average appraised base market value, as defined in the loan agreement, of approximately $2.4 billion as of January 1, 2011, and the equity interests in certain SPEs that own the pledged aircraft and related equipment and leases. The $2.4 billion was equal to an initial loan-to-value ratio of approximately 65%. The proceeds of the loan were made available to the subsidiary borrower as aircraft were transferred to the SPEs, at an advance rate equal to 65% of the initial appraised value of the aircraft transferred to the SPEs. At December 31, 2012, all $1.5 billion borrowed under the agreement had been advanced to the subsidiary borrower.

        The subsidiary borrower is required to maintain compliance with a maximum loan-to-value ratio, which varies over time, as set forth in the term loan agreement. If the subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The subsidiary borrower can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty before March 30, 2013. The loan facility contains customary covenants and events of default, including covenants that limit the ability of the subsidiary borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

        AeroTurbine Revolving Credit Agreement.    AeroTurbine has a credit facility that expires on December 9, 2015 and provides for a maximum aggregate available amount of $430 million, subject to availability under a borrowing base calculated based on AeroTurbine's aircraft assets and accounts receivable. AeroTurbine has the option to increase the aggregate amount available under the facility by an additional $70 million, either by adding new lenders or allowing existing lenders to increase their commitments if they choose to do so. Borrowings under the facility bear interest determined, with certain exceptions, based on LIBOR plus a margin of 3.0%. AeroTurbine's obligations under the facility are guaranteed by ILFC on an unsecured basis and by AeroTurbine's subsidiaries (subject to certain exclusions) and are secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors. The credit agreement contains customary events of default and covenants, including certain financial covenants. Additionally, the credit agreement imposes limitations on AeroTurbine's ability to pay dividends to us (other than dividends payable solely in common stock). As of December 31, 2012, AeroTurbine had $260.0 million outstanding under the facility.

        Secured Commercial Bank Financings.    In May 2009, ILFC provided $39.0 million of subordinated financing to a non-restricted subsidiary. The entity used these funds and an additional $106.0 million borrowed from third parties to purchase an aircraft, which it leases to an airline. The $106.0 million loan has two tranches, both secured by the aircraft and related lease receivable. The first tranche is $82.0 million, fully amortizes over the lease term, and is non-recourse to ILFC. The second tranche is $24.0 million, partially amortizes over the lease term, and is guaranteed by ILFC. Both tranches mature in May 2018 with interest rates based on LIBOR. At December 31, 2012, the interest rates on the $82.0 million and $24.0 million tranches were 3.364% and 5.064%, respectively. The entity entered into two interest rate cap agreements to economically hedge the related LIBOR interest rate risk in excess of 4.00%. At December 31, 2012, $66.0 million was outstanding under the two tranches and the net book value of the aircraft was $127.1 million. Subsequent to December 31, 2012, we prepaid in full the total outstanding amount under both tranches of this loan.

        In June 2009, ILFC borrowed $55.4 million through a non-restricted subsidiary, which owns one aircraft leased to an airline. Approximately half of the original loan amortizes over five years and the remaining $27.5 million is due in 2014. The loan is non-recourse to ILFC and is secured by the aircraft and the lease receivables. The interest rate on the loan is fixed at 6.58%. At December 31, 2012, $34.1 million was outstanding and the net book value of the aircraft was $84.3 million.

        In March 2012, one of ILFC's indirect non-restricted subsidiaries entered into a $203 million term loan facility that was used to finance the purchase of seven Boeing 737-800s. The principal of each senior loan issued under the facility will partially amortize over six years, with the remaining principal payable at the maturity date. At December 31, 2012, the average interest rate on the loans was 4.733%. The loans are non-recourse to ILFC except under limited circumstances and are secured by the purchased aircraft and lease receivables. The subsidiary borrower can voluntarily prepay the loans at any time subject to a 2% prepayment fee prior to March 30, 2014 and a 1% prepayment fee between March 30, 2014 and March 30, 2015.

        The subsidiary borrowers are prohibited under these agreements from: (i) incurring additional debt; (ii) incurring additional capital expenditures; (iii) hiring employees; and (iv) negatively pledging the assets securing their respective facility.

Institutional Secured Term Loans

        In 2010, we entered into the following term loans, both of which were repaid or refinanced in 2012:

  •
  $750 million term loan agreement secured by 43 aircraft and all related equipment and leases, with an initial loan-to-value ratio of approximately 56%. The loan had an original maturity date of March 17, 2015, and bore interest at LIBOR plus a margin of 4.75% with a LIBOR floor of 2.0%. On March 23, 2012, we repaid the loan in full. In connection with the prepayment of this loan, we recognized losses aggregating $17.7 million from the write off of unamortized deferred financing costs and deferred debt discount.

  •
  $550 million term loan agreement entered into through a non-restricted subsidiary. The obligations of the subsidiary borrower were guaranteed on an unsecured basis by ILFC and on a secured basis by certain non-restricted subsidiaries of ILFC that held title to 37 aircraft, with an initial loan-to-value ratio of approximately 57%. The loan had an original maturity date of March 17, 2016, and bore interest at LIBOR plus a margin of 5.0% with a LIBOR floor of 2.0%. On April 12, 2012, we refinanced the loan with a new $550 million secured term loan, as further discussed below.

        In 2012, we entered into the following term loans:

  •
  $900 Million Secured Term Loan: On February 23, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $900 million. The loan matures on June 30, 2017, and bears interest at LIBOR plus a margin of 4.0% with a 1.0% LIBOR floor, or, if applicable, a base rate plus a margin of 3.0%. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures and that hold title to 62 aircraft and all related equipment and leases with an average appraised base market value, as defined in the loan agreement, of approximately $1.66 billion as of December 31, 2011. The $1.66 billion equals an initial loan-to-value ratio of approximately 54%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time.

  •
  $550 Million Secured Term Loan: On April 12, 2012, one of our indirect, wholly owned subsidiaries entered into a secured term loan agreement in the amount of $550 million. The loan matures on April 12, 2016, and bears interest at LIBOR plus a margin of 3.75% with a 1% LIBOR floor. The obligations of the subsidiary borrower are guaranteed on an unsecured basis by ILFC and on a secured basis by certain wholly owned subsidiaries of the subsidiary borrower. The security granted includes the equity interests in certain SPEs of the subsidiary borrower that have been designated as non-restricted under our indentures and that hold title to 36 aircraft and all related equipment and leases with an average initial appraised base market value, as defined in the loan agreement, of approximately $1.0 billion. The $1.0 billion equals an initial loan-to-value ratio of approximately 55%. The principal of the loan is payable in full at maturity with no scheduled amortization. We can voluntarily prepay the loan at any time, subject to a 1% prepayment penalty prior to April 12, 2013. We used the proceeds from this loan to prepay in full our $550 million secured term loan that was scheduled to mature on March 17, 2016. In connection with this refinancing of our $550 million secured term loan, 92% of the transaction was accounted for as a modification of the 2010 secured term loan and we recorded $4.7 million of the arrangement fee in Selling, general and administrative expense and $2.0 million as early extinguishment of debt.

        The loans each require a loan-to-value ratio of no more than 63%. If either subsidiary borrower does not maintain compliance with the maximum loan-to-value ratio, it will be required to prepay portions of the outstanding loans, deposit an amount in the cash collateral account or transfer additional aircraft to SPEs, subject to certain concentration criteria, so that the ratio is equal to or less than the maximum loan-to-value ratio.

        The loans contain customary covenants and events of default, including covenants that limit the ability of the subsidiary borrowers and their subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of ILFC, the subsidiary borrowers and their subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.

Unsecured Bonds and Medium-Term Notes

        Shelf Registration Statement.    We have an effective shelf registration statement filed with the SEC. We have an unlimited amount of debt securities registered for sale under the shelf registration statement.

        We have issued unsecured notes with an aggregate principal amount outstanding of $11.1 billion under our current and previous shelf registration statements, including $750 million of 4.875% notes due 2015 and $750 million of 5.875% notes due 2019, each issued in March 2012, and $750 million of 5.875% notes due 2022, issued in August 2012. We received aggregate net proceeds of approximately $2.22 billion from these notes issuances after deducting underwriting discounts and commissions and fees. We used part of the net proceeds from the March issuances to prepay our $750 million secured term loan due March 17, 2015, and the remainder will be used for general corporate purposes, including the repayment of existing indebtedness and the purchase of aircraft. The debt securities outstanding under our shelf registration statements mature through 2022 and bear interest rates that range from 4.875% to 8.875%.

        We used a portion of the approximately $2.2 billion of net proceeds from the sale of notes issued under our shelf registration statement in May 2011 to purchase notes validly tendered and accepted in the tender offers that were announced during the second quarter of 2011. The remaining net proceeds from the sale of the notes issued in May 2011 were used for general corporate purposes.

        Tender Offers to Purchase Notes.    On June 17, 2011, we completed the above mentioned tender offers and accepted for purchase previously issued notes with an aggregate principal amount of approximately $1.67 billion, resulting in total cash consideration, including accrued and unpaid interest, of approximately $1.75 billion. In connection with the cancellation of the notes, we recognized losses aggregating approximately $61.1 million, which included the cost of repurchasing the notes and the write off of the remaining unamortized deferred financing costs.

        Other Senior Notes.    On March 22, 2010 and April 6, 2010, we issued a combined $1.25 billion aggregate principal amount of 8.625% senior notes due September 15, 2015, and $1.5 billion aggregate principal amount of 8.750% senior notes due March 15, 2017, pursuant to an indenture dated as of March 22, 2010. The notes are due in full on their scheduled maturity dates. The notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements.

        The indenture governing the notes contains customary covenants that, among other things, restrict our, and our restricted subsidiaries', ability to (i) incur liens on assets; (ii) declare or pay dividends or acquire or retire shares of our capital stock during certain events of default; (iii) designate restricted subsidiaries as non-restricted subsidiaries or designate non-restricted subsidiaries; (iv) make investments in or transfer assets to non-restricted subsidiaries; and (v) consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets.

        The indenture also provides for customary events of default, including but not limited to, the failure to pay scheduled principal and interest payments on the notes, the failure to comply with covenants and agreements specified in the indenture, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness, and certain events of insolvency. If any event of default occurs, any amount then outstanding under the senior notes may immediately become due and payable.

Unsecured Revolving Credit Agreement

        2012 Credit Facility.    On October 9, 2012, we entered into a $2.3 billion three-year unsecured revolving credit facility with a group of 10 banks. Concurrently, we terminated our existing revolving credit agreement originally scheduled to expire in January 2014. Our new revolving credit facility provides for interest rates based on either a base rate or LIBOR plus a margin, currently 2.25%, determined by reference to our ratio of consolidated indebtedness to shareholders' equity. The credit agreement contains customary events of default and restrictive covenants that, among other things, limit our ability to incur liens and transfer or sell assets. The credit agreement also contains financial covenants that require us to maintain a minimum interest coverage ratio and a maximum ratio of consolidated indebtedness to shareholders' equity. As of December 31, 2012 and February 25, 2013, we had not drawn on our revolving credit facility.

Unsecured Bank Debt

        2011 Credit Facility.    We had a $2.0 billion unsecured three-year revolving credit facility with a group of 11 banks, with interest rates based on either a base rate or LIBOR plus an applicable margin determined by a ratings-based pricing grid. The facility was originally set to expire in January 2014. On October 9, 2012, we terminated the facility and entered into a new $2.3 billion unsecured three-year revolving credit facility, as described above.

        2006 Credit Facility.    The unsecured loans outstanding under our 2006 credit facility matured and were paid in full on October 13, 2011. The interest on the loans was based on LIBOR plus a margin of 0.65% plus facility fees of 0.2% of the outstanding balance.

Subordinated Debt

        In December 2005, we issued two tranches of subordinated debt totaling $1.0 billion. Both tranches mature on December 21, 2065. The $400 million tranche has a call option date of December 21, 2015. We can call the $600 million tranche at any time. The interest rate on the $600 million tranche is a floating rate with a credit spread of 1.55% plus the highest of (i) 3 month LIBOR; (ii)10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. The interest rate resets quarterly and at December 31, 2012, the interest rate was 4.54%. The $400 million tranche has a fixed interest rate of 6.25% until the 2015 call option date, and if we do not exercise the call option, the interest rate will change to a floating rate, reset quarterly, based on the initial credit spread of 1.80% plus the highest of (i) 3 month LIBOR; (ii) 10-year constant maturity treasury; and (iii) 30-year constant maturity treasury. If we choose to redeem the $600 million tranche, we must pay 100% of the principal amount of the bonds being redeemed, plus any accrued and unpaid interest to the redemption date. If we choose to redeem only a portion of the outstanding bonds, at least $50 million principal amount of the bonds must remain outstanding.

        In connection with the issuance of the subordinated debt, we entered into two contribution agreements (one for each tranche) with AIG that obligate AIG to make capital contributions to us in an amount equal to the aggregate accrued and unpaid interest on the subordinated debt following the occurrence of certain "mandatory trigger events". If AIG completes its anticipated sale of up to 90.0% of our common stock to an investor group, AIG will be able to terminate the contribution agreements. Under the terms of the subordinated debt, failure to comply with certain financial covenants requiring a minimum ratio of tangible equity to total managed assets and a minimum fixed charge coverage ratio will result in a mandatory trigger event. If a mandatory trigger event occurs after the contribution agreements have been terminated and we are unable to raise sufficient capital through the sale of our stock (in the manner permitted by the terms of the subordinated debt) to cover the next interest payment on the subordinated debt, a "mandatory deferral event" will occur. Following a mandatory deferral event, we will be required to defer all interest payments on the subordinated debt and prohibited from paying cash dividends on our capital stock until we are in compliance with both financial covenants or have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.

Loss on Extinguishment of Debt

        2012.    During the year ended December 31, 2012, we prepaid the remaining $456.9 million outstanding under our secured credit facility dated October 13, 2006. We also prepaid in full our $750 million secured term loan and we refinanced our $550 million secured term loan at a lower interest rate. In connection with these prepayments and refinancing, we recognized charges aggregating $22.9 million from the write off of unamortized deferred financing costs and deferred debt discount.

        2011.    On June 17, 2011, we completed tender offers and accepted for purchase previously issued notes with an aggregate principal amount of approximately $1.67 billion, resulting in total cash consideration, including accrued and unpaid interest, of approximately $1.75 billion. In connection with the cancellation of the notes, we recognized losses aggregating approximately $61.1 million, which included the cost of repurchasing the notes and the write off of the remaining unamortized deferred financing costs.

Existing Commitments

        Maturities of debt financing (excluding deferred debt discount) at December 31, 2012 are as follows:

(Dollars in thousands)
2013	$4,054,495
2014	3,045,003
2015	2,811,990
2016	3,291,194
2017	3,304,860
Thereafter	7,887,577

$24,395,119

Other

        Under the most restrictive provisions of our debt agreements, consolidated retained earnings at December 31, 2012, in the amount of $1.6 billion are unrestricted as to payment of dividends based on consolidated net tangible worth requirements. We have not paid any dividends on our common stock since 2008. Under the terms of our subordinated debt, we may be restricted from paying cash dividends on our capital stock in the future if we fail to comply with certain covenants, as described above under "—Subordinated Debt."

Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

K. Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

        As of June 30, 2013 and December 31, 2012, Security deposits, deferred overhaul rentals and other customer deposits were comprised of:

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Security deposits paid by lessees	$1,200,997	$1,115,213
Deferred overhaul rentals	854,034	754,175
Rents received in advance and Straight-line rents	449,390	453,837
Other customer deposits	231,580	201,756

Total	$2,736,001	$2,524,981

Note L—Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

        As of December 31, 2012 and 2011, Security deposits, deferred overhaul rentals and other customer deposits were comprised of:

	As of December 31,
	2012	2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,115,213	$1,089,771
Deferred overhaul rentals	754,175	718,472
Rents received in advance and Straight-line rents	453,837	272,205
Other customer deposits	201,756	227,189

Total	$2,524,981	$2,307,637

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies.
Commitments and Contingencies

L. Commitments and Contingencies

        At June 30, 2013, we had committed to purchase 281 new aircraft (of which 13 are through sale-leaseback transactions), three used aircraft from third parties, and nine new spare engines scheduled for delivery through 2022. Subsequent to June 30, 2013, we contracted with Embraer S.A. to purchase 50 E-Jets E2 aircraft scheduled for delivery through 2022, and agreed with Airbus to purchase up to 15 A321 aircraft scheduled for delivery through 2015, subject to meeting certain conditions, that are committed for lease to a single airline. Our aggregate estimated total remaining payments for these 346 new aircraft, three used aircraft and nine spare engines (including adjustment for anticipated inflation) was approximately $22.4 billion, at July 24, 2013. These commitments to purchase new aircraft and engines, other than the sale-leaseback transactions, are based upon agreements with each of Boeing, Airbus, Embraer and Pratt and Whitney. In addition, AeroTurbine has agreed to purchase five used aircraft and three engines under other flight equipment purchase agreements for an aggregate purchase commitment of $77.1 million.

Guarantees

  •
  Asset Value Guarantees:  We provide guarantees on a portion of the residual value of certain aircraft to financial institutions and other third parties for fees. As of June 30, 2013, we provided 13 such guarantees that had not yet been exercised. These guarantees expire at various dates through 2023 and generally obligate us to pay the shortfall between the fair market value and the guaranteed value of the aircraft and provide us with an option to purchase the aircraft for the guaranteed value. We have also been called upon to perform under five such guarantees and, as a result, we purchased two used aircraft during the six months ended June 30, 2013 and expect to purchase another three such aircraft during the remainder of 2013. At June 30, 2013, the total reserves related to these guarantees, both exercised and unexercised, aggregated $31.6 million. At June 30, 2013, the maximum aggregate potential commitment that we were obligated to pay under the 13 unexercised guarantees, without any offset for the projected value of the aircraft or other features that may limit our exposure, was approximately $330.6 million.

  •
  Aircraft Loan Guarantees:  We guarantee one loan collateralized by an aircraft. The guarantee expires in 2014, when the loan matures, and obligates us to pay an amount up to the guaranteed value upon the default of the borrower, which will be offset by a portion of the underlying value of the aircraft collateral. At June 30, 2013, the guaranteed value, without any offset for the projected value of the aircraft, was approximately $5.8 million.

        Management regularly reviews the underlying values of the aircraft collateral to determine our exposure under asset value guarantees and aircraft loan guarantees. We recorded provisions for losses on asset value guarantees of $6.6 million related to two asset value guarantees during the six months ended June 30, 2013. We did not record any provisions for losses on asset value guarantees during the three months ended June 30, 2013. The carrying balance of guarantees of $35.9 million, which consists of unamortized deferred premiums and reserves, is included in Accrued interest and other payables on our Condensed, Consolidated Balance Sheets.

Contingencies

Legal Proceedings

        Yemen Airways-Yemenia:    We are named in a lawsuit in connection with the 2009 crash of our Airbus A310-300 aircraft on lease to Yemen Airways-Yemenia, a Yemeni carrier. The plaintiffs are families of deceased occupants of the flight and seek unspecified damages for wrongful death, costs, and fees. The operative litigation commenced in January 2011 and is pending in the United States District Court for the Central District of California. We believe that we have substantial defenses on the merits and that we are adequately covered by available liability insurance. We do not believe that the outcome of the Yemenia lawsuit will have a material effect on our consolidated financial condition, results of operations or cash flows.

        We are also a party to various claims and litigation matters arising in the ordinary course of our business. We do not believe that the outcome of these matters, individually or in the aggregate, will be material to our consolidated financial condition, results of operations or cash flows.

Note R—Commitments and Contingencies

Aircraft Orders

        At December 31, 2012, we had committed to purchase 229 new aircraft (of which four are through sale-leaseback transactions), five used aircraft from third parties, and nine new spare engines scheduled for delivery through 2021 with aggregate estimated total remaining payments (including adjustment for anticipated inflation) of approximately $17.5 billion. All of the commitments to purchase new aircraft and engines, other than the sale-leaseback transactions, are based upon agreements with each of Boeing, Airbus and Pratt and Whitney. In addition, AeroTurbine has agreed to purchase one used aircraft and three engines under other flight equipment purchase agreements for an aggregate purchase commitment of $19.4 million.

        The Boeing aircraft (models 737, 777 and 787), and the Airbus aircraft (models A320neo, A321neo and A350XWB) are being purchased pursuant to the terms of purchase agreements executed by us and Boeing or Airbus. These agreements establish the pricing formulas (which include certain price adjustments based upon inflation and other factors) and various other terms with respect to the purchase of aircraft. Under certain circumstances, we have the right to alter the mix of aircraft type ultimately acquired. As of December 31, 2012, we had made non-refundable deposits on these purchase commitments of approximately $331.1 million and $96.4 million (including payments related to our rights to purchase an additional 50 A320neo family aircraft) with Boeing and Airbus, respectively.

        Management anticipates that a portion of the aggregate purchase price for the acquisition of aircraft will be funded by incurring additional debt. The exact amount of the indebtedness to be incurred will depend upon the actual purchase price of the aircraft, which can vary due to a number of factors, including inflation, and the percentage of the purchase price of the aircraft which must be financed.

Guarantees

        Asset Value Guarantees:    We provide guarantees on a portion of the residual value of certain aircraft to financial institutions and other third parties for fees. As of December 31, 2012, we provided 13 such guarantees that had not yet been exercised. These guarantees expire at various dates through 2023 and generally obligate us to pay the shortfall between the fair market value and the guaranteed value of the aircraft and provide us with an option to purchase the aircraft for the guaranteed value. During 2011 and 2012, we have been called upon to perform under six such guarantees and, as a result, we purchased one used aircraft during the year ended December 31, 2012, and may purchase five used aircraft in 2013. At December 31, 2012, the total reserves related to these guarantees, both exercised and unexercised, aggregated $44.6 million. At December 31, 2012, the maximum aggregate potential commitment that we were obligated to pay under the 13 unexercised guarantees, without any offset for the projected value of the aircraft or other features that may limit our exposure, was approximately $330.6 million.

        Aircraft Loan Guarantees:    We guarantee one loan collateralized by an aircraft. The guarantee expires in 2014, when the loan matures, and obligates us to pay an amount up to the guaranteed value upon the default of the borrower, which will be offset by a portion of the underlying value of the aircraft collateral. At December 31, 2012, the guaranteed value, without any offset for the projected value of the aircraft, was approximately $9.0 million.

        Management regularly reviews the underlying values of the aircraft collateral to determine our exposure under asset value guarantees and loan guarantees. We recorded provisions for losses on asset value guarantees of $31.3 million related to three asset value guarantees during 2012 and $13.5 million related to two asset value guarantees during 2011. We recorded no provision for losses on asset value guarantees during 2010. The carrying balance of guarantees of $49.3 million including reserves (2012) and $21.2 million (2011) is included in Accrued interest and other payables on our Consolidated Balance Sheets.

Leases

        We have operating leases for office space and office equipment extending through 2026. Rent expense was $15.9 million in 2012, $13.0 million in 2011 and $11.3 million in 2010. The leases provide for step rentals over the term and those rentals are considered in the evaluation of recording rent expense on a straight-line basis over the term of the lease. Tenant improvement allowances received from lessors are capitalized and amortized in selling, general and administrative expenses as a reduction of rent expense. Commitments for minimum rentals under the non-cancelable leases at December 31, 2012, are as follows:

(Dollars in thousands)
2013	$17,626
2014	17,831
2015	13,085
2016	3,195
2017	2,619
Thereafter	17,032

Total(a)	$71,388

(a)
Minimum rentals have not been reduced by minimum sublease rentals of $3.5 million in the future under non-cancelable subleases.

Contingencies

Legal Proceedings

        Yemen Airways-Yemenia:    We are named in a lawsuit in connection with the 2009 crash of our Airbus A310-300 aircraft on lease to Yemen Airways-Yemenia, a Yemeni carrier. The plaintiffs are families of deceased occupants of the flight and seek unspecified damages for wrongful death, costs, and fees. The operative litigation commenced in January 2011 and is pending in the United States District Court for the Central District of California. The Yemenia lawsuit is in its incipient stages. We believe that we have substantial defenses on the merits and that we are adequately covered by available liability insurance. We do not believe that the outcome of the Yemenia lawsuit will have a material effect on our consolidated financial condition, results of operations or cash flows.

        We are also a party to various claims and litigation matters arising in the ordinary course of our business. We do not believe that the outcome of any of these matters, individually or in the aggregate, will be material to our consolidated financial position, results of operations or cash flows.

Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Variable Interest Entities
Variable Interest Entities

M. Variable Interest Entities

        Our leasing and financing activities require us to use many forms of SPEs to achieve our business objectives and we have participated to varying degrees in the design and formation of these SPEs. The majority of these entities are wholly owned; we are the primary or only variable interest holder, we are the only decision maker and we guarantee all the activities of the entities. However, these entities meet the definition of a VIE because they do not have sufficient equity to operate without our subordinated financial support in the form of intercompany notes and loans which serve as equity. We have a variable interest in other entities in which we have determined that we are the PB, because we control and manage all aspects of the entities, including directing the activities that most significantly affect these entities' economic performance, and we absorb the majority of the risks and rewards of these entities. We consolidate these entities into our Condensed, Consolidated Financial Statements and the related aircraft are included in Flight equipment and the related borrowings are included in Secured debt financings on our Condensed, Consolidated Balance Sheets.

        We have variable interests in the following entities, in which we have determined we are not the PB because we do not have the power to direct the activities that most significantly affect the entity's economic performance: (i) one entity that we have previously sold aircraft to and for which we manage 18 aircraft, in which our variable interest consists of the servicing fee we receive for the management of 18 aircraft; and (ii) two affiliated entities we sold aircraft to in 2003 and 2004, which aircraft we continue to manage, in which our variable interests consist of the servicing fee we receive for the management of those aircraft. These two affiliated entities, for which we manage aircraft, are consolidated into AIG's financial statements. We do not have any future material liquidity obligations to any of these entities.

Note S—Variable Interest Entities

        Our leasing and financing activities require us to use many forms of entities to achieve our business objectives and we have participated to varying degrees in the design and formation of these entities. Our involvement in VIEs varies and includes being a passive investor in the VIE with involvement from other parties, managing and structuring all the activities, and being the sole shareholder of the VIE. Also see Note K—Debt Financing for more information on entities created for the purpose of obtaining financing.

Non-Recourse Financing Structures

        We consolidate three entities in which ILFC has a variable interest, each of which was established to obtain secured financing for the purchase of aircraft. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect these entities' economic performance, and we absorb the majority of the risks and rewards of these entities. See Note K—Debt Financing for further information.

Wholly-Owned ECA and Ex-Im Financing Vehicles

        We have created certain wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. The secured debt is guaranteed by the European ECAs and the Export-Import Bank of the United States. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our consolidated financial statements.

Other Secured Financings

        We have created a number of wholly-owned subsidiaries for the purpose of obtaining secured financings. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany notes. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities. These entities are therefore consolidated into our consolidated financial statements. See Note K—Debt Financing for more information on these financings.

Wholly-Owned Leasing Entities

        We have created wholly owned subsidiaries for the purpose of facilitating aircraft leases with airlines. The entities meet the definition of a VIE because they do not have sufficient equity to operate without ILFC's subordinated financial support in the form of intercompany loans, which serve as equity. We control and manage all aspects of these entities, including directing the activities that most significantly affect the entity's economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of the entities. These entities are therefore consolidated into our consolidated financial statements.

Other Variable Interest Entities

        We have variable interests in the following entities, in which we have determined we are not the PB because we do not have the power to direct the activities that most significantly affect the entity's economic performance: (i) one entity we previously sold one aircraft to, in which our variable interests include debt financings and preferential equity interests; (ii) two entities that we have previously sold aircraft to and for which we manage 19 aircraft, in which our variable interest consists of the servicing fee we receive for the management of 19 aircraft; and (iii) two affiliated entities we sold aircraft to in 2004 and 2005, which aircraft we continue to manage, in which our variable interests consist of the servicing fee we receive for the management of those aircraft. These two affiliated entities, for which we manage aircraft, are consolidated into AIG's financial statements. We do not believe that we will have any future material liquidity obligations to any of these entities.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

N. Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Assets and liabilities recorded at fair value on our Condensed, Consolidated Balance Sheets are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure the fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets; Level 2 refers to fair values estimated using significant other observable inputs; and Level 3 refers to fair values estimated using significant non-observable inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The following table presents our assets and liabilities measured at fair value on a recurring basis, categorized using the fair value hierarchy described above:

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
June 30, 2013
Derivative assets	$—	$—		$—	$—	$—
Derivative liabilities	—	(13,982)	(a)	—	—	(13,982)

Total	$—	$(13,982)		$—	$—	$(13,982)

December 31, 2012
Derivative assets	$—	$54		$—	$—	$54 (b)
Derivative liabilities	—	(20,933)	(a)	—	—	(20,933)

Total	$—	$(20,879)		$—	$—	$(20,879)

(a)
The balance includes CVA and MVA adjustments of $0.1 million and $0.3 million as of June 30, 2013 and December 31, 2012, respectively.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

        At June 30, 2013 our derivative portfolio consisted of interest rate swap contracts and at December 31, 2012, our derivative portfolio consisted of interest rate swap and interest rate cap contracts. The fair value of these instruments are based upon a model that employs current interest and volatility rates, as well as other observable inputs as applicable. As such, the valuation of these instruments is classified as Level 2.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

        We measure the fair value of flight equipment on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

        The fair value of flight equipment is classified as a Level 3 valuation. Management evaluates quarterly the need to perform a recoverability assessment of flight equipment, and performs this assessment at least annually for all aircraft in our fleet. Recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our flight equipment may not be recoverable, which may require us to change our assumptions related to future projected cash flows. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of the recoverability process, we update the critical and significant assumptions used in the recoverability assessment.

        Fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, flight hour rentals where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

        We recognized impairment charges and fair value adjustments for the six months ended June 30, 2013 and 2012, as provided in Note G—Aircraft Impairment Charges on Flight Equipment Held for Use and Note H—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed.

        The following table presents the effect on our Condensed, Consolidated Financial Statements as a result of the non-recurring impairment charges and fair value adjustments recorded to flight equipment during the six months ended June 30, 2013:

	Book Value at December 31, 2012	Impairment Charges	Reclassifications and Other Adjustments	Sales	Depreciation	Book Value at June 30, 2013
	(Dollars in thousands)
Flight equipment	$470,168	$(162,476)	$(189,765)	$(15,612)	$(22,516)	$79,799
Flight equipment held for sale	—	—	162,250	—	—	162,250
Lease receivables and other assets	1,500	(349)	15,632	(4,592)	—	12,191
Net investment in finance and sales-type leases	—	—	6,689 (a)	—	—	6,689

Total	$471,668	$(162,825)	$(5,194)	$(20,204)	$(22,516)	$260,929

(a)
Includes collections and security deposits applied against the finance and sales-type leases.

Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3

        We measure the fair value of flight equipment on a non-recurring basis, when GAAP requires the application of fair value. The fair value of flight equipment is used in determining the value of (i) aircraft held for use in our fleet when impaired; (ii) aircraft expected to be parted-out; (iii) aircraft to be sold; and (iv) aircraft sold as part of sales-type leases. We use the income approach to measure the fair value of flight equipment, which is based on the present value of estimated future cash flows. The key inputs to the income approach include the current contractual lease cash flows, projected non-contractual future lease cash flows, both of which include estimates of flight hour rental cash flows, where appropriate, extended to the end of the aircraft's economic life or to the end of our estimated holding period in its highest and best use configuration, as well as a contractual or estimated disposition value. The determination of these key inputs in applying the income approach is discussed below.

        The current contractual lease cash flows are based on the in-force lease rates. The projected non-contractual lease cash flows are estimated based on the aircraft type, age, and airframe and engine configuration of the aircraft. The projected non-contractual lease cash flows are applied to a follow-on lease term(s), which are estimated based on the age of the aircraft at the time of re-lease. Follow-on leases are assumed through the aircraft's estimated economic life or estimated holding period. The holding period assumption is the period over which future cash flows are assumed to be generated. Our general assumption is that the aircraft will be leased over a 25-year estimated useful life. However, if a sale or future part-out is likely or has been contracted for, the holding period will be shorter. This holding period is based on the estimated or actual sales date or estimated future part-out or disposal date, respectively. The disposition value is generally estimated based on the type of aircraft (i.e. widebody or narrowbody) and the type and the number of engines on the aircraft. In situations where the aircraft will be disposed of, the residual value assumed is based on a current part-out value, if available, or the contracted sale price, respectively.

        The aggregate cash flows, as described above, are then discounted. The estimated discount rate used is based on the type and age of the aircraft, as well as the duration of the holding period, and incorporates market participant assumptions regarding the likely debt and equity financing components and the required returns of those financing components. Management has identified the key elements affecting the fair value calculation as the discount rate used to discount the estimated cash flows, the holding period of the flight equipment, and the proportion of contractual versus non-contractual cash flows.

	Fair Value at June 30, 2013	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)	$228	Income Approach	Discount Rate	8.0%

			Remaining Holding Period	0-9 years (1 year)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0-100% (23%)
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the three months ended June 30, 2013.

Sensitivity to Changes in Unobservable Inputs

        We consider unobservable inputs to be those for which market data is not available and that we develop using the best information available to us related to assumptions market participants use when pricing the asset or liability. Relevant inputs vary depending on the nature of the asset or liability being measured at fair value. The effect of a change in a particular assumption is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on inputs.

        The significant unobservable inputs utilized in the fair value measurement of flight equipment are the discount rate, the remaining holding period and the non-contractual cash flows. The discount rate is affected by movements in the aircraft funding markets, and can be impacted by fluctuations in required rates of return in debt and equity, and loan to value ratios. The remaining holding period and non-contractual cash flows represent management's estimate of the remaining service period of an aircraft and the estimated non-contractual cash flows over the remaining life of the aircraft. An increase in the discount rate applied would have an inverse effect on the fair value of an aircraft, while an increase in the remaining holding period or the estimated non-contractual cash flows would increase the fair value measurement.

Note T—Fair Value Measurements

        Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Assets and liabilities recorded at fair value on our Consolidated Balance Sheets are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure the fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets; Level 2 refers to fair values estimated using significant other observable inputs; and Level 3 refers to fair values estimated using significant non-observable inputs.

        At December 31, 2012 and December 31, 2011, our derivative portfolio consisted of interest rate swap and interest rate cap contracts. The fair value of these instruments are based upon a model that employs current interest and volatility rates, as well as other observable inputs as applicable. As such, the valuation of these instruments is classified as Level 2.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The following table presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011, categorized using the fair value hierarchy described above.

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
December 31, 2012:
Derivative assets	$—	$54		$—	$—	$54 (a)
Derivative liabilities	—	(20,933	)(b)	—	—	(20,933)

Total derivative assets, net	$—	$(20,879)		$—	$—	$(20,879)

December 31, 2011:
Derivative assets	$—	$198		$—	$—	$198 (a)
Derivative liabilities	—	(31,756	)(b)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $0.3 million and $6.4 million as of December 31, 2012 and 2011, respectively.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

        We measure the fair value of flight equipment on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

        The fair value of flight equipment is classified as a Level 3 valuation. Management evaluates quarterly the need to perform a recoverability assessment of flight equipment, and performs this assessment at least annually for all aircraft in our fleet. Recoverability assessments are performed whenever events or changes in circumstances indicate that the carrying amount of our flight equipment may not be recoverable, which may require us to change our assumptions related to future projected cash flows. Management is active in the aircraft leasing industry and develops the assumptions used in the recoverability assessment. As part of the recoverability process, we update the critical and significant assumptions used in the recoverability assessment. Fair value of flight equipment is determined using an income approach based on the present value of cash flows from contractual lease agreements, flight hour rentals where appropriate, and projected future lease payments, which extend to the end of the aircraft's economic life in its highest and best use configuration, as well as a disposition value, based on the expectations of market participants.

        We recognized impairment charges and fair value adjustments for the years ended December 31, 2012 and 2011, as provided in Note F—Aircraft Impairment Charges on Flight Equipment Held for Use and Note G—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed.

        The following table presents the effect on our consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment for the year ended December 31, 2012:

	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments		Book Value at December 31, 2012
	(Dollars in thousands)
Flight equipment	$449,647	$(192,361)	$(106,871)	$(23,768)	$(20,300	)(a)	$106,347
Flight equipment held for sale	—	—	36,848	(34,677)	—		2,171
Lease receivables and other assets(c)	—	—	29,816	(30,827)	28,937	(b)	27,926
Net investment in finance and sales-type leases(d)	—	—	40,207	—	(12,386)		27,821

Total	$449,647	$(192,361)	$—	$(89,272)	$(3,749)		$164,265

(a)
Includes capitalized costs of $22.4 million relating to engine exchanges.

(b)
Relates to the addition of an aircraft through the exercise of an option that was sold at December 31, 2012.

(c)
Reclassification represents fair value of aircraft parts.

(d)
Excludes measurement of finance and sales-type leases recorded at a gain.

Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3

        We measure the fair value of flight equipment on a non-recurring basis, when GAAP requires the application of fair value. The fair value of flight equipment is used in determining the value of (i) aircraft held for use in our fleet when impaired; (ii) aircraft expected to be parted-out; (iii) aircraft to be sold; and (iv) aircraft sold as part of sales-type leases. We use the income approach to measure the fair value of flight equipment, which is based on the present value of estimated future cash flows. The key inputs to the income approach include the current contractual lease cash flows, projected non-contractual future lease cash flows, both of which include estimates of flight hour rental cash flows, where appropriate, extended to the end of the aircraft's economic life or to the end of our estimated holding period in its highest and best use configuration, as well as a contractual or estimated disposition value. The determination of these key inputs in applying the income approach is discussed below.

        The current contractual lease cash flows are based on the in-force lease rates. The projected non-contractual lease cash flows are estimated based on the aircraft type, age, and airframe and engine configuration of the aircraft. The projected non-contractual lease cash flows are applied to a follow-on lease term(s), which are estimated based on the age of the aircraft at the time of re-lease. Follow-on leases are assumed through the aircraft's estimated economic life or estimated holding period. The holding period assumption is the period over which future cash flows are assumed to be generated. Our general assumption is that the aircraft will be leased over a 25-year estimated useful life. However, if a sale or future part-out is likely or has been contracted for, the holding period will be shorter. This holding period is based on the estimated or actual sales date or estimated future part-out or disposal date, respectively. The disposition value is generally estimated based on the type of aircraft (i.e. widebody or narrowbody) and the type and the number of engines on the aircraft. In situations where the aircraft will be disposed of, the residual value assumed is based on a current part-out value, if available, or the contracted sale price, respectively.

        The aggregate cash flows, as described above, are then discounted. The estimated discount rate used is based on the type and age of the aircraft, as well as the duration of the holding period, and incorporates market participant assumptions regarding the likely debt and equity financing components and the required returns of those financing components. Management has identified the key elements affecting the fair value calculation as the discount rate used to discount the estimated cash flows, the holding period of the flight equipment, and the proportion of contractual versus non-contractual cash flows.

	Fair Value at December 31, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)(b)	$161.0	Income Approach	Discount Rate	8.0% - 14.5% (10.5)%

			Remaining Holding Period	0 - 9 years (2 years)
			Present Value of Non- Contractual Cash Flows as a Percentage of Fair Value	0 - 100% (33)%
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the year ended December 31, 2012.

(b)
Excludes measurement of finance and sales-type leases recorded at a gain.

Sensitivity to Changes in Unobservable Inputs

        We consider unobservable inputs to be those for which market data is not available and that we developed using the best information available to us related to assumptions market participants use when pricing the asset or liability. Relevant inputs vary depending on the nature of the asset or liability being measured at fair value. The effect of a change in a particular assumption is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on inputs.

        The significant unobservable inputs utilized in the fair value measurement of flight equipment are the discount rate, the remaining holding period and the non-contractual cash flows. The discount rate is affected by movements in the aircraft funding markets, and can be impacted by fluctuations in required rates of return in debt and equity, and loan to value ratios. The remaining holding period and non-contractual cash flows represent management's estimate of the remaining service period of an aircraft and the estimated non-contractual cash flows over the remaining life of the aircraft. An increase in the discount rate applied would have an inverse effect on the fair value of an aircraft, while an increase in the remaining holding period or the estimated non-contractual cash flows would increase the fair value measurement.

Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Derivative Financial Instruments

O. Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At June 30, 2013, we had interest rate swap agreements entered into with a related counterparty that mature through 2015. During the six months ended June 30, 2013, we also had two interest rate cap agreements with an unrelated counterparty in connection with a secured financing transaction that were scheduled to mature in 2018. We prepaid the debt related to our interest rate cap agreements and terminated our interest rate cap agreements during the six months ended June 30, 2013.

        All our interest rate swap agreements have been designated as cash flow hedges and changes in fair value of cash flow hedges are recorded in OCI. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. We did not designate the interest rate cap agreements as hedges, and all changes in fair value were recorded in income.

        We have previously de-designated and re-designated certain of our derivative contracts. The balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. Our interest rate swap agreements are recorded at fair value on our balance sheet in Derivative liabilities (see Note N—Fair Value Measurements). All of our derivatives were in a liability position at June 30, 2013. Our interest rate cap agreements at December 31, 2012 were recorded at fair value and included in Lease receivables and other assets. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding at the following dates:

	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
June 30, 2013
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$263,727	$(13,982)

Total derivatives		$—		$(13,982)

December 31, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

        We recorded the following in OCI related to derivative instruments designated as hedging instruments:

	Three Months Ended June 30,		Six Months Ended June 30,
Gain (Loss)	2013	2012	2013	2012
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)(b)	$3,176	$4,283	$6,415	$3,440
Amortization of balances of de-designated hedges and other adjustments	283	283	565	565
Income tax effect	(1,221)	(1,614)	(2,464)	(1,312)

Net changes in cash flow hedges, net of taxes	$2,238	$2,952	$4,516	$2,693

(a)
Includes $(14) and $44 of combined CVA and MVA for the three months ended June 30, 2013 and 2012, respectively, and $(249) and $(4,918) of combined CVA and MVA for the six months ended June 30, 2013 and 2012, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended June 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(31) and $(314), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $3,207 and $4,597, respectively.

Six months ended June 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(288) and $(6,238), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $6,703 and $9,678, respectively.

        We estimate that within the next twelve months, we will amortize into earnings approximately $(10.3) million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in Other Expenses on the Condensed, Consolidated Statements of Income:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(14)	$(22)	$(30)	$(45)
Derivatives Not Designated as a Hedge:
Interest rate cap agreements	—	89	61	194
Reconciliation to Condensed, Consolidated Statements of Income:
Reclassification of amounts de-designated as hedges recorded in AOCI	(283)	(283)	(565)	(565)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(297)	$(216)	$(534)	$(416)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

Note U—Derivative Financial Instruments

        We use derivatives to manage exposures to interest rate and foreign currency risks. At December 31, 2012, we had interest rate swap agreements entered into with a related counterparty and two interest rate cap agreements entered into with an unrelated counterparty in connection with a secured financing transaction. Our interest rate swap agreements mature through 2015, and our interest rate cap agreements were scheduled to mature in 2018. Subsequent to December 31, 2012, we prepaid the debt in connection with our interest rate cap agreements and terminated our interest rate cap agreements. Previously we were also party to two foreign currency swap agreements that matured during 2011, which we had entered into with a related counterparty.

        All our interest rate swap and foreign currency swap agreements have been or were designated as cash flow hedges and changes in fair value of cash flow hedges are recorded in OCI. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. We did not designate the interest rate cap agreements as hedges, and all changes in fair value were recorded in income.

        We have previously de-designated and re-designated certain of our derivative contracts. The balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the underlying derivative.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. During the second quarter of 2011, we novated our master netting agreement, changing our counterparty from AIGFP to AIG Markets, Inc., both wholly owned subsidiaries of AIG. All other terms of our master netting agreement remained unchanged and all instruments designated as hedges continued to qualify for their respective treatment under GAAP. Our interest rate swap agreements are recorded at fair value on our balance sheet in Derivative liabilities (see Note T—Fair Value Measurements). Our interest rate cap agreements are recorded at fair market value and included in Lease receivables and other assets. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional and fair values of derivatives outstanding at the following dates:

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(Dollars in thousands)
December 31, 2012:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

        During the years ended December 31, 2012, 2011 and 2010, we recorded the following in OCI related to derivative instruments:

	December 31,
Gain (Loss)	2012	2011	2010
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$9,290	$23,059	$3,949
Foreign exchange swap agreements(c)	—	140,029	(111,473)
Amortization of balances of de-designated hedges and other adjustments	1,130	2,809	3,372
Foreign exchange component of cross currency swaps credited (charged) to income	—	(104,800)	225,700
Income tax effect	(3,588)	(21,384)	(42,542)

Net changes in cash flow hedges, net of taxes	$6,832	$39,713	$79,006

(a)
Includes $(6.1) million, $7.0 million and $23.3 million of combined CVA and MVA for the years ended December 31, 2012, 2011 and 2010.

(b)
Includes the following amounts for the following periods:
Years ended December 31, 2012, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,422), $(2,166) and $(27,733), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $17,712, $25,225 and $31,682, respectively.

(c)
Includes the following amounts for the following periods:
Years ended December 31, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709 and $(172,003), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320 and $60,530, respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

        We estimate that within the next twelve months, we will amortize into earnings approximately $(13.0) million of the pre-tax balance in AOCI under cash flow hedge accounting in connection with our program to convert debt from floating to fixed interest rates.

        The following table presents the effect of derivatives recorded in the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2012	2011	2010
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(82)	$(111)	$(156)
Foreign exchange swap agreements	—	1,008	(26,788)

Total	(82)	897	(26,944)

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	558	(1,394)	(2,062)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	—	(6,502)	(15,409)
Reclassification of amounts de-designated as hedges recorded in AOCI	(1,130)	(2,809)	(3,372)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(654)	$(9,808)	$(47,787)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.7) million, $(0.4) million and $(0.1) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2012, 2011 and 2010, respectively.

Fair Value Disclosures of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures of Financial Instruments
Fair Value Disclosures of Financial Instruments

P. Fair Value Disclosures of Financial Instruments

        The carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments are as follows:

	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
June 30, 2013
Cash, including restricted cash	285,057	2,850,122 (a)	$—	$3,135,179	$3,135,179
Notes receivable	—	21,002	—	21,002	19,105
Debt financing (including subordinated debt)	(19,941,691)	(4,413,313)	—	(24,355,004)	(23,293,948)
Derivative assets	—	—	—	—	—
Derivative liabilities	—	(13,982)	—	(13,982)	(13,982)
Guarantees	—	—	(38,698)	(38,698)	(35,861)
December 31, 2012
Cash, including restricted cash	$605,410	$3,117,565 (a)	$—	$3,722,975	$3,722,975
Notes receivable	—	23,175	—	23,175	23,181
Debt financing (including subordinated debt)	(18,822,645)	(7,160,408)	—	(25,983,053)	(24,342,787)
Derivative assets	—	54	—	54	54
Derivative liabilities	—	(20,933)	—	(20,933)	(20,933)
Guarantees	—	—	(51,947)	(51,947)	(49,268)
(a)
Includes restricted cash of $435.9 million (2013) and $695.4 million (2012).

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value. We consider time deposits that are not readily available for immediate withdrawal as Level 2 valuations.

        Notes Receivable:    The fair values for notes receivable are estimated using discounted cash flow analysis, using market quoted discount rates that approximate the credit risk of the issuing party.

        Debt Financing:    Quoted prices are used where available. The fair value of our long-term unsecured fixed-rate debt is estimated using a discounted cash flow analysis, based on our spread to U.S. Treasury bonds for similar debt. The fair value of our long-term unsecured floating rate debt is estimated using a discounted cash flow analysis based on credit default spreads. The fair value of our long-term secured debt is estimated using discounted cash flow analysis based on credit default spreads.

        Derivatives:    Fair values were based on the use of a valuation model that utilizes, among other things, current interest, foreign exchange and volatility rates, as applicable.

        Guarantees:    Guarantees are included in Accrued interest and other payables on our Condensed, Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft and guarantee amount.

Note V—Fair Value Disclosures of Financial Instruments

        The carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments are as follows:

	Estimated Fair Value					Carrying Amount of Asset (Liability)
	Level 1	Level 2		Level 3	Total
	(Dollars in thousands)
December 31, 2012
Cash, including restricted cash	$605,410	$3,117,565	(a)	$—	$3,722,975	$3,722,975
Notes receivable	—	23,175		—	23,175	23,181
Debt financing (including subordinated debt and foreign currency adjustment)	(18,822,645)	(7,160,408)		—	(25,983,053)	(24,342,787)
Derivative assets	—	53		—	53	53
Derivative liabilities	—	(20,933)	(b)	—	(20,933)	(20,933)
Guarantees	—	—		(51,947)	(51,947)	(49,268)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336	(a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713		—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)		—	(24,228,045)	(24,384,272)
Derivative assets	—	198		—	198	198
Derivative liabilities	—	(31,756)	(b)	—	(31,756)	(31,756)
Guarantees	—	—		(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $695.4 million (2012) and $414.8 million (2011).

(b)
The balance includes CVA and MVA adjustments of $0.3 million and $6.4 million as of December 31, 2012 and 2011, respectively.

        We used the following methods and assumptions in estimating our fair value disclosures for financial instruments:

        Cash:    The carrying value reported on the balance sheet for cash and cash equivalents and restricted cash approximates its fair value. We consider time deposits Level 2 valuations because the amounts are not readily available for immediate withdrawal.

        Notes Receivable:    The fair values for notes receivable are estimated using discounted cash flow analyses, using market quoted discount rates that approximate the credit risk of the issuing party.

        Debt Financing:    Quoted prices are used where available. The fair value of our long-term unsecured fixed-rate debt is estimated using a discounted cash flow analysis, based on our spread to U.S. Treasury bonds for similar debt at year-end. The fair value of our long-term unsecured floating rate debt is estimated using a discounted cash flow analysis based on credit default spreads. The fair value of our long term secured debt is estimated using a discounted cash flow analysis based on credit default spreads.

        Derivatives:    Fair values were based on the use of a valuation model that utilizes among other things, current interest, foreign exchange and volatility rates, as applicable.

        AVGs:    Guarantees are included in Accrued interest and other payables on our Consolidated Balance Sheets. Fair value is determined by reference to the underlying aircraft fair value and guarantee amount.

Accumulated Other Comprehensive (Loss) Income	6 Months Ended
Jun. 30, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Accumulated Other Comprehensive (Loss) Income

Q. Accumulated Other Comprehensive (Loss) Income

        The following table presents other comprehensive income reclassification adjustments:

	Three Months Ended June 30, 2013				Six Months Ended June 30, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2013	$(10,653)	$624	$(10,029)	Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive (loss) income before reclassifications	3,162	(167)	2,995	Other comprehensive (loss) income before reclassifications	6,385	117	6,502
Amounts reclassified from AOCI	297	—	297	Amounts reclassified from AOCI	595	—	595
Income tax effect	(1,221)	59	(1,162)	Income tax effect	(2,464)	(41)	(2,505)

Net increase (decrease) in other comprehensive income (loss)	2,238	(108)	2,130	Net increase in other comprehensive income (loss)	4,516	76	4,592

Balance at June 30, 2013	$(8,415)	$516	$(7,899)	Balance at June 30, 2013	$(8,415)	$516	$(7,899)

	Three Months Ended June 30, 2012				Six Months Ended June 30, 2012
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2012	$(20,022)	$121	$(19,901)	Balance at December 31, 2011	$(19,763)	$127	$(19,636)
Other comprehensive (loss) income before reclassifications	4,261	(9)	4,252	Other comprehensive (loss) income before reclassifications	3,395	(17)	3,378
Amounts reclassified from AOCI	305	—	305	Amounts reclassified from AOCI	610	—	610
Income tax effect	(1,614)	3	(1,611)	Income tax effect	(1,312)	5	(1,307)

Net increase (decrease) in other comprehensive income (loss)	2,952	(6)	2,946	Net increase (decrease) in other comprehensive income (loss)	2,693	(12)	2,681

Balance at June 30, 2012	$(17,070)	$115	$(16,955)	Balance at June 30, 2012	$(17,070)	$115	$(16,955)

        The following table presents the classification and amount of reclassifications from AOCI to the Condensed Consolidated Statement of Income:

	Three Months Ended		Six Months Ended
					Condensed, Consolidated Statement of Income Classification
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	(Dollars in thousands)
Cash flow hedges
Interest rate swap agreements	$(14)	$(22)	$(30)	$(45)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(283)	(283)	(565)	(565)	Other expenses

	(297)	(305)	(595)	(610)
Available-for-sale securities
Realized gains and losses on available-for-sale securities	—	—	—	—	Selling, general and administrative

	—	—	—	—
Total reclassifications	$(297)	$(305)	$(595)	$(610)

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

R. Subsequent Events

        Embraer Commitments:    On July 17, 2013, we finalized our order for the purchase of 50 E-Jets E2 aircraft from Embraer, including 25 E190-E2 and 25 E195-E2. This order also includes options to purchase an additional 50 such aircraft, and marks the introduction of the E-Jets aircraft to our fleet. Deliveries of the E-Jets E2 aircraft are expected to begin in 2018 and complete in 2022.

        Airbus Commitments:    On July 19, 2013, we agreed with Airbus to purchase up to 15 A321 aircraft scheduled for delivery through 2015, subject to meeting certain conditions, that are committed for lease to a single airline.

        Subordinated Debt:    On July 25, 2013, we amended certain financial tests in both tranches of our subordinated debt after a majority of the holders of the subordinated debt consented to such amendments. The financial tests were amended by (i) replacing the definition of "Tangible Equity Amount" used in calculating our ratio of equity to total managed assets with a definition for "Total Equity Amount" that does not exclude intangible assets from our total stockholders' equity as reflected on our consolidated balance sheet, and (ii) amending the calculation of the earnings portion of our minimum fixed charge coverage ratio by replacing the definition of "Adjusted Earnings Before Interest and Taxes" used in calculating such ratio with a definition for "Adjusted EBITDA" that excludes, among other items, interest, taxes, depreciation, amortization, all impairment charges and loss on extinguishment of debt. These amendments make it less likely that we will fail to comply with such financial tests. See Note J—Debt Financings—Subordinated Debt.

        Potential Sale to Jumbo Acquisition Limited:    As of August 13, 2013, the closing of our potential sale to Jumbo Acquisition Limited had not occurred. See Note A—Basis of Preparation.

Note W—Subsequent Events

Secured Commercial Bank Financings

        On January 16, 2013 we prepaid in full the total remaining outstanding amount under our $106 million secured commercial bank loan that was scheduled to mature in May 2018. This loan had $66 million outstanding at December 31, 2012.

Recent Accounting Pronouncements (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Recent Accounting Pronouncements
Recent Accounting Pronouncements

Adoption of Recent Accounting Guidance:

  Presentation of Comprehensive Income

        In February 2013, the FASB issued an accounting standard requiring us to disclose the effect of reclassifying significant items out of Accumulated other comprehensive income on the respective line items of net income or to provide a cross-reference to other disclosures currently required under GAAP.

        We adopted the guidance on January 1, 2013, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows. However, due to adoption, we have included additional disclosures for items reclassified out of AOCI in Note Q—Accumulated Other Comprehensive (Loss) Income.

  Disclosures about Offsetting Assets and Liabilities

        In February 2013, the FASB issued an accounting standard that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The guidance applies to financial instruments and derivative instruments that are offset either in accordance with specific criteria contained in FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement. This guidance was effective January 1, 2013, and required retrospective application. The adoption of this guidance had no effect on our consolidated financial statements, results of operations or cash flows, and we did not include additional disclosures because all of our derivatives were in liability positions.

Future Application of Accounting Guidance:

  Inclusion of the Fed Funds Effective Swap Rate as a Benchmark Interest Rate for Hedge Accounting Purposes

        In July 2013, the FASB issued an accounting standard that permits the Fed Funds Effective Swap Rate ("Overnight Index Swap Rate" or "OIS") to be used as a U.S. benchmark interest rate for hedge accounting purposes in addition to US Treasury rates and LIBOR. The standard also removes the current restriction on using different benchmark rates for similar hedges. This standard is effective on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The adoption of the new standard is not expected to have a material effect on our consolidated financial condition, results of operations or cash flows.

  Presentation of Unrecognized Tax Benefits

        In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward (the "Carryforwards"). When the Carryforwards are not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets. This standard is effective for fiscal years and interim periods beginning after December 15, 2013, but earlier adoption is permitted. Upon adoption, the standard must be applied prospectively to unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. We plan to adopt the standard prospectively on the required effective date of January 1, 2014 and are currently assessing the impact of adopting the standard on our consolidated financial statements.

  Adoption of Recent Accounting Guidance:

        We adopted the following accounting standards during 2012:

  Common Fair Value Measurements and Disclosure Requirements in GAAP and IFRS

        In May 2011, the FASB issued an accounting standard update that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, as of January 1, 2012, when the new standard became effective, GAAP and IFRS are consistent, with certain exceptions.

        The new standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholders' equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments to GAAP did not significantly affect our current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

        We adopted the standard on January 1, 2012, when it became effective. The adoption had no impact on our financial condition, results of operations or cash flows, but affected our fair value disclosures, which are disclosed in Note T—Fair Value Measurements and Note V—Fair Value Disclosures of Financial Instruments herein.

  Presentation of Comprehensive Income

        In June 2011, the FASB issued an accounting standard update that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation was effective January 1, 2012, and required retrospective application. The adoption of this standard had no effect on our consolidated financial statements because we already use the two-statement approach to present comprehensive income.

  Testing of Goodwill for Impairment

        In September 2011, the FASB issued an accounting standard that amends the approach to testing goodwill for impairment. The new standard simplifies how entities test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative, two step goodwill impairment test. The new standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We adopted the new standard in conjunction with our annual goodwill impairment test performed during the third quarter of 2012. The adoption of this standard had no effect on our consolidated financial statements.

  Future Application of Accounting Guidance:

        In February 2013, the FASB issued an accounting standard update, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (AOCI). This new standard is intended to help entities improve the transparency of changes in OCI and items reclassified out of AOCI in their financial statements. The new standard requires entities to disclosure additional information about reclassification adjustments, including (i) changes in AOCI balances by component and (ii) significant items reclassified out of AOCI. The new disclosure requirements will be effective for us for interim and annual periods beginning on January 1, 2013. The adoption of the new standard will require us to include additional disclosures for items reclassified out of AOCI.

Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions
Schedule of amounts involving related parties included in the financial statements

	Three Months Ended		Six Months Ended
Income Statement	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	(Dollars in thousands)
Expense (income):
Effect from derivative contracts with AIG Markets, Inc.(a)	$297	$305	$595	$610
Interest on derivative contracts with AIG Markets, Inc.	3,207	4,597	6,703	9,678
Allocation of corporate costs from AIG	9,484	5,189	16,111	13,866
Interest on time deposit account with AIG Markets(b)	(799)	(1,049)	(1,625)	(1,643)
Management fees received	(2,089)	(2,259)	(4,183)	(4,464)
Management fees paid to subsidiaries of AIG	95	76	126	116

Balance Sheet	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(b)	$1,105,241	$1,103,591
Derivative liabilities(a)	(13,982)	(20,933)
Current income taxes and other tax liabilities to AIG(c)	(280,154)	(299,333)
Accrued corporate costs payable to AIG	(24,184)	(20,969)
Equity:
Aircraft transfer to AIG, net of tax of $11,866 (2012)	—	25,379
Aircraft contribution from AIG, net of tax of $9,211 (2012)	—	(16,690)
Compensation and other expenses paid by AIG	647	2,636
(a)
See Note O—Derivative Financial Instruments for all derivative transactions.

(b)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations.

(c)
We made no payment during the six months ended June 30, 2013, and paid approximately $1.7 million to AIG for an ILFC tax liability during the year ended December 31, 2012.

Income Statement	2012	2011	2010
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$—	$157,926
Effect from derivatives on contracts with AIG Markets, Inc.(a)	1,212	8,414	45,725
Interest on derivative contracts with AIG Markets, Inc.	17,712	50,043	91,988
Allocation of corporate costs from AIG	22,941	(1,246)	30,512
Lease revenue related to hedging of lease receipts with AIGFP(b)	—	—	224
Interest on time deposit account with AIG Markets(a)	(3,634)	—	—
Management fees received	(8,871)	(9,323)	(9,429)
Management fees paid to subsidiaries of AIG	156	94	425

	December 31,
Balance Sheet	2012	2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,103,591	$—
Derivative liabilities(b)	(20,933)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(299,333)	(279,441)
Accrued corporate costs payable to AIG	(20,969)	(21,672)
Equity:
Aircraft transfer to AIG, net of tax of $11,866	25,379	—
Aircraft contribution from AIG, net of tax of $9,211	(16,690)	—
Compensation and other expenses paid by AIG	2,636	(8,000)
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note U—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $1.7 million and $58.5 million to AIG for ILFC tax liability during the years ended December 31, 2012 and 2011, respectively.

Other Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Income
Schedule of interest and other income

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013		2012
	(Dollars in thousands)
AeroTurbine revenue
Engines, airframes, parts and supplies	$96,837	$71,711	$155,019		$144,994
Cost of sales	(82,379)	(62,772)	(131,075)		(123,721)

	14,458	8,939	23,944		21,273
Interest and Other	12,689	15,557	49,158	(a)	26,486

Total	$27,147	$24,496	$73,102		$47,759

(a)
Includes $23.9 million relating to early termination fees for the six months ended June 30, 2013.

	2012	2011	2010
	(Dollars in thousands)
AeroTurbine revenue(a)
Engines, airframes, parts and supplies	$308,981	$71,778	$—
Cost of sales	(255,918)	(62,070)	—

	53,063	9,708	—
Interest and Other	70,187	48,202	61,741

Total	$123,250	$57,910	$61,741

(a)
Other income for 2011 and 2012 includes revenue from sales by AeroTurbine of engines, airframes, parts and supplies, presented net of cost of sales on our consolidated statement of income. AeroTurbine was acquired on October 7, 2011.

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed
Schedule of impairment charges and fair value adjustments on flight equipment sold or to be disposed of

	Three Months Ended						Six Months Ended
	June 30, 2013			June 30, 2012			June 30, 2013			June 30, 2012
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)						(Dollars in millions)
Loss
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	13	$69.3	(a)	3	$32.6		15	$78.8	(a)	5	$37.8
Impairment charges on aircraft intended to be or designated for part-out	6	31.8	(b)	4	12.2	(c)	14	48.8	(b)	4	14.3	(c)

Total Impairment charges and fair value adjustments on flight equipment	19	$101.1		7	$44.8		29	$127.6		9	$52.1

(a)
Includes charges relating to 11 aircraft that met the criteria to be classified as Flight equipment held for sale, and were reclassified from Flight equipment into Flight equipment held for sale. Subsequent to June 30, 2013, 10 of these aircraft were sold to a third party.

(b)
Includes charges relating to three engines for the three months ended June 30, 2013, and four engines for the six months ended June 30, 2013.

(c)
Includes charges relating to one engine for the three months ended June 30, 2012 and four engines for the six months ended June 30, 2012.

	December 31,
	2012				2011		2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	10	(a)	$43.3		17	$163.1	15	$155.1
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment(b)	4		4.1		10	(3.7)	60	372.1
Impairment charges on aircraft intended to be or designated for part-out	12		42.3	(c)	3	10.9	2	25.6

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	26		$89.7	(c)	30	$170.3	77	$552.8

(a)
One of the ten aircraft was impaired twice during 2012.

(b)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment. Also included in these amounts are net positive fair value adjustments related to sales price adjustments for aircraft that were previously held for sale and sold during periods presented.

(c)
Includes charges relating to 13 engines for the year ended December 31, 2012.

Lease Receivables and Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Receivables and Other Assets
Schedule of components of lease receivables and other assets

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Lease receivables	$237,753	$199,694
AeroTurbine Inventory	184,425	149,390
Lease incentive costs, net of amortization	173,995	128,616
Straight-line rents and other assets	205,841	226,609
Goodwill and Other intangible assets(a)	47,481	48,887
Notes and trade receivables, net of allowance(b)	19,105	23,181
Derivative assets(c)	—	54

	$868,600	$776,431

(a)
Goodwill relates to our acquisition of AeroTurbine.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.5%.

(c)
See Note O—Derivative Financial Instruments.

	2012	2011
	(Dollars in thousands)
Lease receivables	$199,694	$222,637
AeroTurbine Inventory	149,390	148,452
Lease incentive costs, net of amortization(a)	128,616	119,878
Straight-line rents and other assets(b)	235,780	47,115
Goodwill and Other intangible assets	48,887	51,965
Notes and trade receivables, net of allowance(c)	23,181	9,489
Derivative assets(d)	54	198

	$785,602	$599,734

(a)
We capitalized lease incentives of $65.8 million and $89.6 million for the years 2012 and 2011, respectively. We amortized lease incentives into Rental of flight equipment of $61.5 million, $63.4 million and $47.8 million for the years 2012, 2011, and 2010, respectively.

(b)
Credit balances of Straight-line rents in the amount of $175.8 million were reclassified to Security deposits, deferred overhaul rentals and other customer deposits on the Consolidated Balance Sheet at December 31, 2012.

(c)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.4%.

(d)
See Note U—Derivative Financial Instruments.

Schedule of activity in allowance for credit losses on notes receivable

(Dollars in thousands)
Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—

(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—

Debt Financings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Financing
Schedule of debt financing

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	1,972,707	2,193,229
Secured bank debt(a)	1,824,588	1,961,143
Institutional secured term loans	750,000	1,450,000
Less: Deferred debt discount	(5,550)	(15,125)

	8,441,745	9,489,247
Unsecured
Bonds and medium-term notes	13,884,497	13,890,747
Less: Deferred debt discount	(32,294)	(37,207)

	13,852,203	13,853,540

Total Senior Debt Financings	22,293,948	23,342,787
Subordinated Debt	1,000,000	1,000,000

	$23,293,948	$24,342,787

(a)
Of this amount, $182.3 million (2013) and $270.5 million (2012) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our Condensed, Consolidated Financial Statements.

	December 31,
	2012	2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA and Ex-Im financings	2,193,229	2,335,147
Secured bank debt(a)	1,961,143	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(15,125)	(17,452)

	9,489,247	9,764,631
Unsecured
Bonds and medium-term notes	13,890,747	13,658,769
Less: Deferred debt discount	(37,207)	(39,128)

	13,853,540	13,619,641

Total Senior Debt Financings	23,342,787	23,384,272
Subordinated debt	1,000,000	1,000,000

	$24,342,787	$24,384,272

(a)
Of this amount, $270.5 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements.

Schedule of information regarding the collateral pledged for secured debt

	As of June 30, 2013
	Debt Outstanding	Net Book Value of Collateral		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,323,464		174
ECA and Ex-Im Financings	1,972,707	5,539,535		121
Secured bank debt	1,824,588	2,653,355	(a)	61	(a)
Institutional secured term loans	750,000	1,486,780		52

Total	$8,447,295	$16,003,134		408

(a)
Amounts represent net book value of collateral and number of aircraft securing ILFC secured bank term debt. Amounts do not include assets securing AeroTurbine's secured revolving credit facility. AeroTurbine's credit facility, under which $308 million was drawn as of June 30, 2013, is secured by substantially all of the assets of AeroTurbine and the subsidiary guarantors.

	As of December 31, 2012
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior secured bonds	$3,900,000	$6,485,121		174
ECA and Ex-Im financings	2,193,229	5,338,188		119	(a)
Secured bank debt(b)	1,961,143	2,925,637	(b)	63	(b)
Institutional secured term loans	1,450,000	2,801,330		97

Total	$9,504,372	$17,550,276		453

(a)
Excludes the two aircraft we intend to finance with the Ex-Im notes, as they had not yet been assigned as collateral as of December 31, 2012.

(b)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $260.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Schedule of security deposits, deferred overhaul rentals and other customer deposits

	June 30, 2013	December 31, 2012
	(Dollars in thousands)
Security deposits paid by lessees	$1,200,997	$1,115,213
Deferred overhaul rentals	854,034	754,175
Rents received in advance and Straight-line rents	449,390	453,837
Other customer deposits	231,580	201,756

Total	$2,736,001	$2,524,981

	As of December 31,
	2012	2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,115,213	$1,089,771
Deferred overhaul rentals	754,175	718,472
Rents received in advance and Straight-line rents	453,837	272,205
Other customer deposits	201,756	227,189

Total	$2,524,981	$2,307,637

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
June 30, 2013
Derivative assets	$—	$—		$—	$—	$—
Derivative liabilities	—	(13,982)	(a)	—	—	(13,982)

Total	$—	$(13,982)		$—	$—	$(13,982)

December 31, 2012
Derivative assets	$—	$54		$—	$—	$54 (b)
Derivative liabilities	—	(20,933)	(a)	—	—	(20,933)

Total	$—	$(20,879)		$—	$—	$(20,879)

(a)
The balance includes CVA and MVA adjustments of $0.1 million and $0.3 million as of June 30, 2013 and December 31, 2012, respectively.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

	Level 1	Level 2		Level 3	Counterparty Netting	Total
	(Dollars in thousands)
December 31, 2012:
Derivative assets	$—	$54		$—	$—	$54 (a)
Derivative liabilities	—	(20,933	)(b)	—	—	(20,933)

Total derivative assets, net	$—	$(20,879)		$—	$—	$(20,879)

December 31, 2011:
Derivative assets	$—	$198		$—	$—	$198 (a)
Derivative liabilities	—	(31,756	)(b)	—	—	(31,756)

Total derivative assets, net	$—	$(31,558)		$—	$—	$(31,558)

(a)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

(b)
The balance includes CVA and MVA adjustments of $0.3 million and $6.4 million as of December 31, 2012 and 2011, respectively.

Schedule of the effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded to flight equipment

	Book Value at December 31, 2012	Impairment Charges	Reclassifications and Other Adjustments	Sales	Depreciation	Book Value at June 30, 2013
	(Dollars in thousands)
Flight equipment	$470,168	$(162,476)	$(189,765)	$(15,612)	$(22,516)	$79,799
Flight equipment held for sale	—	—	162,250	—	—	162,250
Lease receivables and other assets	1,500	(349)	15,632	(4,592)	—	12,191
Net investment in finance and sales-type leases	—	—	6,689 (a)	—	—	6,689

Total	$471,668	$(162,825)	$(5,194)	$(20,204)	$(22,516)	$260,929

(a)
Includes collections and security deposits applied against the finance and sales-type leases.

	Book Value at December 31, 2011	Impairment Charges	Reclassifications	Sales	Depreciation and Other Adjustments		Book Value at December 31, 2012
	(Dollars in thousands)
Flight equipment	$449,647	$(192,361)	$(106,871)	$(23,768)	$(20,300	)(a)	$106,347
Flight equipment held for sale	—	—	36,848	(34,677)	—		2,171
Lease receivables and other assets(c)	—	—	29,816	(30,827)	28,937	(b)	27,926
Net investment in finance and sales-type leases(d)	—	—	40,207	—	(12,386)		27,821

Total	$449,647	$(192,361)	$—	$(89,272)	$(3,749)		$164,265

(a)
Includes capitalized costs of $22.4 million relating to engine exchanges.

(b)
Relates to the addition of an aircraft through the exercise of an option that was sold at December 31, 2012.

(c)
Reclassification represents fair value of aircraft parts.

(d)
Excludes measurement of finance and sales-type leases recorded at a gain.

Schedule of key elements effecting the fair value calculation

	Fair Value at June 30, 2013	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)	$228	Income Approach	Discount Rate	8.0%

			Remaining Holding Period	0-9 years (1 year)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0-100% (23%)
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the three months ended June 30, 2013.

	Fair Value at December 31, 2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment(a)(b)	$161.0	Income Approach	Discount Rate	8.0% - 14.5% (10.5)%

			Remaining Holding Period	0 - 9 years (2 years)
			Present Value of Non- Contractual Cash Flows as a Percentage of Fair Value	0 - 100% (33)%
(a)
Includes Flight equipment for which non-recurring impairment charges and fair value adjustments were recorded during the year ended December 31, 2012.

(b)
Excludes measurement of finance and sales-type leases recorded at a gain.

Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Schedule of notional and fair values of derivatives outstanding

	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
June 30, 2013
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$263,727	$(13,982)

Total derivatives		$—		$(13,982)

December 31, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(Dollars in thousands)
December 31, 2012:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

Schedule of gain (loss) in OCI related to derivative instruments designated as hedging instruments

	Three Months Ended June 30,		Six Months Ended June 30,
Gain (Loss)	2013	2012	2013	2012
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)(b)	$3,176	$4,283	$6,415	$3,440
Amortization of balances of de-designated hedges and other adjustments	283	283	565	565
Income tax effect	(1,221)	(1,614)	(2,464)	(1,312)

Net changes in cash flow hedges, net of taxes	$2,238	$2,952	$4,516	$2,693

(a)
Includes $(14) and $44 of combined CVA and MVA for the three months ended June 30, 2013 and 2012, respectively, and $(249) and $(4,918) of combined CVA and MVA for the six months ended June 30, 2013 and 2012, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended June 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(31) and $(314), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $3,207 and $4,597, respectively.

Six months ended June 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(288) and $(6,238), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $6,703 and $9,678, respectively.

	December 31,
Gain (Loss)	2012	2011	2010
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$9,290	$23,059	$3,949
Foreign exchange swap agreements(c)	—	140,029	(111,473)
Amortization of balances of de-designated hedges and other adjustments	1,130	2,809	3,372
Foreign exchange component of cross currency swaps credited (charged) to income	—	(104,800)	225,700
Income tax effect	(3,588)	(21,384)	(42,542)

Net changes in cash flow hedges, net of taxes	$6,832	$39,713	$79,006

(a)
Includes $(6.1) million, $7.0 million and $23.3 million of combined CVA and MVA for the years ended December 31, 2012, 2011 and 2010.

(b)
Includes the following amounts for the following periods:
Years ended December 31, 2012, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,422), $(2,166) and $(27,733), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $17,712, $25,225 and $31,682, respectively.

(c)
Includes the following amounts for the following periods:
Years ended December 31, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709 and $(172,003), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320 and $60,530, respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

Schedule of effect of derivatives recorded in other expenses on the condensed, consolidated statements of income

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(14)	$(22)	$(30)	$(45)
Derivatives Not Designated as a Hedge:
Interest rate cap agreements	—	89	61	194
Reconciliation to Condensed, Consolidated Statements of Income:
Reclassification of amounts de-designated as hedges recorded in AOCI	(283)	(283)	(565)	(565)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(297)	$(216)	$(534)	$(416)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2012	2011	2010
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(82)	$(111)	$(156)
Foreign exchange swap agreements	—	1,008	(26,788)

Total	(82)	897	(26,944)

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	558	(1,394)	(2,062)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	—	(6,502)	(15,409)
Reclassification of amounts de-designated as hedges recorded in AOCI	(1,130)	(2,809)	(3,372)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(654)	$(9,808)	$(47,787)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.7) million, $(0.4) million and $(0.1) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2012, 2011 and 2010, respectively.

Fair Value Disclosures of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures of Financial Instruments
Schedule of carrying amounts and fair values (as well as the level within the fair value hierarchy to which the valuation relates) of our financial instruments

	Estimated Fair Value				Carrying Amount of Asset (Liability)
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
June 30, 2013
Cash, including restricted cash	285,057	2,850,122 (a)	$—	$3,135,179	$3,135,179
Notes receivable	—	21,002	—	21,002	19,105
Debt financing (including subordinated debt)	(19,941,691)	(4,413,313)	—	(24,355,004)	(23,293,948)
Derivative assets	—	—	—	—	—
Derivative liabilities	—	(13,982)	—	(13,982)	(13,982)
Guarantees	—	—	(38,698)	(38,698)	(35,861)
December 31, 2012
Cash, including restricted cash	$605,410	$3,117,565 (a)	$—	$3,722,975	$3,722,975
Notes receivable	—	23,175	—	23,175	23,181
Debt financing (including subordinated debt)	(18,822,645)	(7,160,408)	—	(25,983,053)	(24,342,787)
Derivative assets	—	54	—	54	54
Derivative liabilities	—	(20,933)	—	(20,933)	(20,933)
Guarantees	—	—	(51,947)	(51,947)	(49,268)
(a)
Includes restricted cash of $435.9 million (2013) and $695.4 million (2012).

	Estimated Fair Value					Carrying Amount of Asset (Liability)
	Level 1	Level 2		Level 3	Total
	(Dollars in thousands)
December 31, 2012
Cash, including restricted cash	$605,410	$3,117,565	(a)	$—	$3,722,975	$3,722,975
Notes receivable	—	23,175		—	23,175	23,181
Debt financing (including subordinated debt and foreign currency adjustment)	(18,822,645)	(7,160,408)		—	(25,983,053)	(24,342,787)
Derivative assets	—	53		—	53	53
Derivative liabilities	—	(20,933)	(b)	—	(20,933)	(20,933)
Guarantees	—	—		(51,947)	(51,947)	(49,268)
December 31, 2011
Cash, including restricted cash	$1,565,480	$824,336	(a)	$—	$2,389,816	$2,389,816
Notes receivable	—	8,713		—	8,713	9,489
Debt financing (including subordinated debt and foreign currency adjustment)	(18,382,511)	(5,845,534)		—	(24,228,045)	(24,384,272)
Derivative assets	—	198		—	198	198
Derivative liabilities	—	(31,756)	(b)	—	(31,756)	(31,756)
Guarantees	—	—		(34,103)	(34,103)	(21,164)
(a)
Includes restricted cash of $695.4 million (2012) and $414.8 million (2011).

(b)
The balance includes CVA and MVA adjustments of $0.3 million and $6.4 million as of December 31, 2012 and 2011, respectively.

Accumulated Other Comprehensive (Loss) Income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of other comprehensive income reclassification adjustments

	Three Months Ended June 30, 2013				Six Months Ended June 30, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2013	$(10,653)	$624	$(10,029)	Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive (loss) income before reclassifications	3,162	(167)	2,995	Other comprehensive (loss) income before reclassifications	6,385	117	6,502
Amounts reclassified from AOCI	297	—	297	Amounts reclassified from AOCI	595	—	595
Income tax effect	(1,221)	59	(1,162)	Income tax effect	(2,464)	(41)	(2,505)

Net increase (decrease) in other comprehensive income (loss)	2,238	(108)	2,130	Net increase in other comprehensive income (loss)	4,516	76	4,592

Balance at June 30, 2013	$(8,415)	$516	$(7,899)	Balance at June 30, 2013	$(8,415)	$516	$(7,899)

	Three Months Ended June 30, 2012				Six Months Ended June 30, 2012
	Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total		Gains and losses on cash flow hedges	Unrealized gains and losses on available- for-sale securities	Total
	(Dollars in thousands)				(Dollars in thousands)
Balance at March 31, 2012	$(20,022)	$121	$(19,901)	Balance at December 31, 2011	$(19,763)	$127	$(19,636)
Other comprehensive (loss) income before reclassifications	4,261	(9)	4,252	Other comprehensive (loss) income before reclassifications	3,395	(17)	3,378
Amounts reclassified from AOCI	305	—	305	Amounts reclassified from AOCI	610	—	610
Income tax effect	(1,614)	3	(1,611)	Income tax effect	(1,312)	5	(1,307)

Net increase (decrease) in other comprehensive income (loss)	2,952	(6)	2,946	Net increase (decrease) in other comprehensive income (loss)	2,693	(12)	2,681

Balance at June 30, 2012	$(17,070)	$115	$(16,955)	Balance at June 30, 2012	$(17,070)	$115	$(16,955)

	2012	2011
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $7,054 (2012) and $10,642 (2011)	$(12,931)	$(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax of $240 (2012) and $68 (2011)	440	127

Total accumulated other comprehensive (loss) income	$(12,491)	$(19,637)

Schedule of classification and amount of reclassifications from AOCI to the Condensed Consolidated Statement of Income

	Three Months Ended		Six Months Ended
					Condensed, Consolidated Statement of Income Classification
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	(Dollars in thousands)
Cash flow hedges
Interest rate swap agreements	$(14)	$(22)	$(30)	$(45)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(283)	(283)	(565)	(565)	Other expenses

	(297)	(305)	(595)	(610)
Available-for-sale securities
Realized gains and losses on available-for-sale securities	—	—	—	—	Selling, general and administrative

	—	—	—	—
Total reclassifications	$(297)	$(305)	$(595)	$(610)

Basis of Preparation (Details) (AIG, Minimum)	Jun. 30, 2013 item	Dec. 31, 2012 item
AIG | Minimum
Basis of presentation
Customers served, number of countries	130	130

Basis of Preparation (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
After-tax income	$ 33,170	$ 70,656	$ 17,592	$ 223,065	$ 99,009	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ 82,786	$ 322,074	$ 410,322	$ (723,901)	$ (495,668)
IRS audit interest reversal
After-tax income										$ 8,300

Basis of Preparation (Details 3) (AIG, USD $) In Millions, unless otherwise specified	0 Months Ended
	Dec. 09, 2012 Sale of ILFC common stock by AIG	Jul. 15, 2013 Sale of ILFC common stock by AIG Subsequent event	Dec. 09, 2012 Jumbo Acquisition Limited election to purchase additional common stock from AIG
Parent Company
Percentage of common stock to be sold by AIG	80.10%	90.00%	9.90%
Common stock, aggregate cash purchase price	$ 4,200		$ 522.5

Income Taxes (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Interest refund allocation from AIG related to IRS audit adjustments	$ 601,000,000		$ 9,900,000
Favorable decision, income tax benefit and corresponding adjustment to tax basis of certain flight equipment				544,000,000	17,419,000	18,115,000
Reserve for uncertain tax positions	438,500,000			381,000,000	480,927,000	48,549,000	53,584,000
Net tax benefit		$ 164,000,000		$ 164,000,000

Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Secured Debt Ex-Im Financings item	Dec. 31, 2012 Secured Debt Ex-Im Financings item
Restricted cash
Restricted cash	$ 435,913	$ 695,388	$ 414,807		$ 287,000
Number of aircraft purchased through financing arrangement				2	2

Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 trust	Jun. 30, 2012	Dec. 31, 2012 trust	Dec. 31, 2011	Dec. 31, 2010
Equity:
Income taxes paid			$ 0	$ 2,000,000	$ 1,700,000	$ 58,500,000	$ 10,100,000
AIG
Related party transactions
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years			2		2
Compensation and other expenses recorded in additional paid in capital			600,000		2,600,000	(8,000,000)	2,800,000
Expense (income):
Allocation of corporate costs from related party	9,484,000	5,189,000	16,111,000	13,866,000	22,941,000	(1,246,000)	30,512,000
Asset (liability):
Current income taxes and other tax liabilities	(280,154,000)		(280,154,000)		(299,333,000)	(279,441,000)
Accrued corporate costs payable	(24,184,000)		(24,184,000)		(20,969,000)	(21,672,000)
Equity:
Aircraft transfer to AIG, net of tax					25,379,000
Aircraft contribution from AIG, net of tax					(16,690,000)
Compensation and other expenses paid by AIG			647,000		2,636,000	(8,000,000)	2,825,000
Corporate aircraft transferred to AIG, tax					11,866,000
Taxes on aircraft contribution from AIG					9,211,000
Income taxes paid			0		1,700,000	58,500,000
AIG | Retained earnings
Related party transactions
Number of corporate aircraft					2
Combined net book value of aircraft transfer					37,300,000
AIG | Capital contribution received
Related party transactions
Number of corporate aircraft					1
Corporate aircraft from AIG in Lease receivables and other assets					16,700,000
AIG | Insurance premiums
Expense (income):
Purchases from related party			4,700,000	5,000,000	9,900,000	7,900,000	7,300,000
AIG Markets, Inc.
Expense (income):
Interest on time deposit account	(799,000)	(1,049,000)	(1,625,000)	(1,643,000)	(3,634,000)
Asset (liability):
Time deposit account	1,105,241,000		1,105,241,000		1,103,591,000
Derivative liabilities	(13,982,000)		(13,982,000)		(20,933,000)	(31,756,000)
Equity:
Period to maturity of time deposit account			30 days		30 days
AIG Markets, Inc. | Derivative contracts
Expense (income):
Income from related party	297,000	305,000	595,000	610,000	1,212,000
Interest	3,207,000	4,597,000	6,703,000	9,678,000	17,712,000	50,043,000	91,988,000
Subsidiaries of AIG | Management services agreements
Expense (income):
Expense from related party	95,000	76,000	126,000	116,000	156,000	94,000	425,000
Related parties | Management services agreements
Expense (income):
Income from related party	$ (2,089,000)	$ (2,259,000)	$ (4,183,000)	$ (4,464,000)	$ (8,871,000)	$ (9,323,000)	$ (9,429,000)

Other Income (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income
Interest and Other	$ 12,689,000	$ 15,557,000	$ 49,158,000	$ 26,486,000	$ 70,187,000	$ 48,202,000	$ 61,741,000
Total	27,147,000	24,496,000	73,102,000	47,759,000	123,250,000	57,910,000	61,741,000
Early termination fees			23,900,000
AeroTurbine
Other income
Revenue : Engines, airframes, parts and supplies	96,837,000	71,711,000	155,019,000	144,994,000
Cost of sales	(82,379,000)	(62,772,000)	(131,075,000)	(123,721,000)
Gross profit	$ 14,458,000	$ 8,939,000	$ 23,944,000	$ 21,273,000

Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012 item	Jun. 30, 2013 item	Jun. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Aircraft Impairment Charges on Flight Equipment Held for Use
Impairment charges	$ 15,532	$ 30,254	$ 35,238	$ 41,425	$ 102,662	$ 1,567,180	$ 1,110,427
Aircraft Impaired	2	2	4	4	10	100	82

Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012 item	Jun. 30, 2013 item	Jun. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	19	7	29	9	26	30	77
Impairment Charges and Fair Value Adjustments	$ 101,091	$ 44,783	$ 127,587	$ 52,127	$ 89,700	$ 170,328	$ 552,762
Aircraft likely to be sold or sold
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	13	3	15	5	10	17	15
Impairment Charges and Fair Value Adjustments	69,300	32,600	78,800	37,800	43,300	163,100	155,100
Number of aircraft reclassified into flight equipment held for sale when held for sale criteria met	11
Number of aircraft transferred to flight equipment when criteria of flight equipment held for sale met and subsequently sold	10
Aircraft intended to be or designated for part-out
Impairment charges and fair value adjustments on flight equipment sold or to be disposed of
Aircraft impaired or adjusted	6	4	14	4	12	3	2
Impairment Charges and Fair Value Adjustments	$ 31,800	$ 12,200	$ 48,800	$ 14,300	$ 42,300	$ 10,900	$ 25,600
Engines impaired or adjusted	3	1	4	4	13

Lease Receivables and Other Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease Receivables and Other Assets
Lease receivables	$ 237,753	$ 199,694	$ 222,637
AeroTurbine Inventory	184,425	149,390	148,452
Lease incentive costs, net of amortization	173,995	128,616	119,878
Straight-line rents and other assets	205,841	226,609
Goodwill and Other intangible assets	47,481	48,887	51,965
Notes and trade receivables, net of allowance	19,105	23,181	9,489
Derivative assets		54	198
Total	868,600	776,431
Interest rate on notes receivable, minimum (as a percent)	2.00%	2.00%
Interest rate on notes receivable, maximum (as a percent)	10.50%	10.40%
Allowance for credit losses
Balance at the beginning of the period		41,396	21,042
Provision		(9,727)	20,354
Write-offs		(31,669)
Balance at the end of the period			$ 41,396

Debt Financings (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount		$ 24,395,119,000
Secured debt financing, net of deferred debt discount	8,441,745,000	9,489,247,000	9,764,631,000
Unsecured debt financing, net of deferred debt discount	13,852,203,000	13,853,540,000	13,619,641,000
Subordinated debt	1,000,000,000	1,000,000,000	1,000,000,000
Debt financing, net of deferred debt discount	23,293,948,000	24,342,787,000	24,384,272,000
Senior Debt Obligations
Debt financings and information regarding the collateral provided for secured debt
Debt financing, net of deferred debt discount	22,293,948,000	23,342,787,000	23,384,272,000
Secured Debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	8,447,295,000	9,504,372,000
Less: Deferred debt discount	(5,550,000)	(15,125,000)	(17,452,000)
Secured debt financing, net of deferred debt discount	8,441,745,000	9,489,247,000	9,764,631,000
Net Book Value	16,003,134,000	17,550,276,000
Collateral provided, number of aircraft	408	453
Secured Debt | Senior secured bonds
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	3,900,000,000	3,900,000,000	3,900,000,000
Net Book Value	6,323,464,000	6,485,121,000
Collateral provided, number of aircraft	174	174
Secured Debt | ECA and Ex-Im financings
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	1,972,707,000	2,193,229,000	2,335,147,000
Net Book Value	5,539,535,000	5,338,188,000
Collateral provided, number of aircraft	121	119
Secured Debt | Bank debt
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	1,824,588,000	1,961,143,000	2,246,936,000
Net Book Value	2,653,355,000	2,925,637,000
Collateral provided, number of aircraft	61	63
Secured Debt | Bank debt | Consolidated VIEs
Debt financings and information regarding the collateral provided for secured debt
Non-recourse to ILFC	182,300,000	270,500,000	97,000,000
Secured Debt | Institutional secured term loans
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	750,000,000	1,450,000,000	1,300,000,000
Net Book Value	1,486,780,000	2,801,330,000
Collateral provided, number of aircraft	52	97
Secured Debt | AeroTurbine Revolving Credit Agreement | Subsidiary borrower
Debt financings and information regarding the collateral provided for secured debt
Amount outstanding under the facility	308,000,000	260,000,000
Unsecured Debt
Debt financings and information regarding the collateral provided for secured debt
Less: Deferred debt discount	(32,294,000)	(37,207,000)	(39,128,000)
Unsecured debt financing, net of deferred debt discount	13,852,203,000	13,853,540,000	13,619,641,000
Unsecured Debt | Bonds and medium-term notes
Debt financings and information regarding the collateral provided for secured debt
Debt outstanding, before discount	13,884,497,000	13,890,747,000	13,658,769,000
Less: Deferred debt discount		$ (37,207,000)	$ (39,128,000)

Debt Financings (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Secured Debt	Dec. 31, 2012 Secured Debt	Aug. 20, 2010 Secured Debt Senior secured bonds item	Jun. 30, 2013 Secured Debt Senior secured bonds	Dec. 31, 2012 Secured Debt Senior secured bonds	Jun. 30, 2013 Secured Debt Senior secured bonds Minimum	Dec. 31, 2012 Secured Debt Senior secured bonds Minimum	Jun. 30, 2013 Secured Debt Senior secured bonds Maximum	Dec. 31, 2012 Secured Debt Senior secured bonds Maximum	Aug. 20, 2010 Secured Debt Senior secured notes 6.5 % due September 2014	Aug. 20, 2010 Secured Debt Senior secured notes 6.75% due September 2016	Aug. 20, 2010 Secured Debt Senior secured notes 7.125% due September 2018	Jun. 30, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary	Dec. 31, 2011 Secured Debt 2004 ECA facility Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Jun. 30, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2012 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Jun. 30, 2013 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 1999 ECA facility Non-restricted subsidiary	Jun. 30, 2013 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary	Jun. 30, 2013 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 31, 2012 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Dec. 19, 2012 Secured Debt Ex-Im Financings	Jun. 30, 2013 Secured Debt Ex-Im Financings item	Dec. 31, 2012 Secured Debt Ex-Im Financings item	Mar. 30, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Mar. 31, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary item	Jun. 30, 2013 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Jan. 02, 2011 Secured Debt 2011 Secured Term Loan Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan LIBOR Non-restricted subsidiary	Jun. 30, 2013 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2011 Secured Term Loan Base rate Non-restricted subsidiary
Debt financings
Issuance of debt						$ 3,900,000,000							$ 1,350,000,000	$ 1,275,000,000	$ 1,275,000,000														$ 287,000,000
Interest rate on debt (as a percent)													6.50%	6.75%	7.13%															1.49%	1.49%
Number of aircraft designated as collateral						174																								2	2	54	54
Number of subsidiaries which either own or hold leases of aircraft included in the pool securing the notes						2
Number of days' notice that the entity must provide for the redemption of notes									30 days	30 days	60 days	60 days
Prepayment penalty percentage									1.00%	1.00%
Amount of sinking fund							0
Debt discount, amortization period																										10 years
New financing availability																0									0
Credit facility, amount outstanding																1,700,000,000									0									1,300,000,000	1,500,000,000
Interest rate at period end (as a percent)																			0.39%	0.50%	4.71%	4.71%
Variable rate basis																							LIBOR	LIBOR													LIBOR	LIBOR	Base Rate	Base Rate
Margin added to variable rate basis (as a percent)																																					2.75%	2.75%	1.75%	1.75%
Flight equipment pledged as collateral				16,003,134,000	17,550,276,000		6,323,464,000	6,485,121,000								4,000,000,000	4,000,000,000															2,400,000,000				2,400,000,000
Segregated security deposits, overhaul rentals and rental payments	435,913,000	695,388,000	414,807,000													421,400,000	405,400,000	414,800,000													287,000,000
Loan-to-value ratio (as a percent)																											50.00%	50.00%				65.00%
Number of subsidiaries entered into loan agreement																																1
Initial maximum borrowing capacity																																1,300,000,000
Maximum borrowing capacity																																		$ 1,500,000,000	$ 1,500,000,000

Debt Financings (Details 3) (USD $)	6 Months Ended		12 Months Ended		6 Months Ended						6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	1 Months Ended		1 Months Ended	0 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	1 Months Ended				1 Months Ended		1 Months Ended		0 Months Ended					6 Months Ended	0 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Secured Debt	Jun. 30, 2012 Secured Debt	Dec. 31, 2012 Secured Debt	Jun. 30, 2013 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Feb. 23, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Jun. 30, 2013 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	May 31, 2009 Secured Debt Subordinated financing, related party, May 2009 Non-restricted subsidiary	Jun. 30, 2013 Secured Debt Subordinated financing, related party, May 2009 LIBOR Non-restricted subsidiary	Jan. 16, 2013 Secured Debt 2009 Aircraft Financings, Borrowings from third parties	Jun. 30, 2013 Secured Debt 2009 Aircraft Financings, Borrowings from third parties	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties LIBOR Non-restricted subsidiary	Mar. 20, 2013 Secured Debt Aircraft financings June 2009	Jun. 30, 2013 Secured Debt Aircraft financings June 2009	Jun. 30, 2009 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Jun. 30, 2013 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Mar. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary item	Jun. 30, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 29, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 30, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary item	Jun. 30, 2013 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Jun. 30, 2013 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2012 Term Loans Subsidiary borrower Maximum	Apr. 05, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017	Jun. 30, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower item	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower item	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower	Jun. 30, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower Maximum	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 item	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 Prior to October 05, 2013	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 LIBOR	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 Base rate	May 30, 2013 Secured Debt 2012 term loan, maturing on April 12, 2016	Jun. 30, 2013 Secured Debt 2012 term loan, maturing on April 12, 2016	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower item	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower item	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower
Debt financings
Maximum borrowing capacity										$ 430,000,000																		$ 203,000,000	$ 203,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option								70,000,000	70,000,000
Variable rate basis											LIBOR	LIBOR		LIBOR					LIBOR																						LIBOR		Base Rate				LIBOR	Base Rate					LIBOR
Margin added to variable rate basis (as a percent)											3.00%	3.00%																														4.00%		3.00%			2.75%	1.75%						3.75%
Amount outstanding under the facility								308,000,000	260,000,000																	182,000,000
Subordinated financing provided to subsidiary													39,000,000
Number of subsidiaries entered into loan agreement																													1									1													1
Issuance of debt																	106,000,000					55,400,000															900,000,000														550,000,000	550,000,000
Write off of unamortized deferred financing costs															1,700,000					800,000																2,900,000
Loan outstanding	23,293,948,000		24,342,787,000	24,384,272,000														66,000,000					34,100,000																						750,000,000
Net book value of aircraft					16,003,134,000		17,550,276,000											127,100,000					84,300,000																1,660,000,000												1,000,000,000
Aircraft owned by subsidiary																							1	1
Amortization period																						5 years	5 years
Loan due for payment in 2014																						27,500,000	27,500,000
Fixed interest rate (as a percent)																						6.58%	6.58%
Number of aircraft designated as collateral																																					62								52						35	36
Loan-to-value ratio (as a percent)																																						54.00%							55.00%						55.00%
Required loan-to-value ratio (as a percent)																																		63.00%						63.00%
Interest rate floor (as a percent)																																										1.00%					0.75%							1.00%
Average interest rate (as a percent)																										4.73%	4.73%
Prepayment penalty percentage																														2.00%	2.00%	1.00%	1.00%													1.00%
Number of Boeing 737-800s aircraft to be financed																									7
Principal amortization period																										6 years	6 years
Prepayment of debt																106,000,000					55,400,000														150,000,000	150,000,000														550,000,000
Write off of unamortized deferred financing costs and deferred debt discount	$ 17,695,000	$ 22,934,000	$ 22,934,000		$ 17,700,000	$ 22,900,000																																											$ 12,300,000

Debt Financings (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2012 Unsecured Debt Notes issued under Shelf Registration Statements	Jun. 30, 2013 Unsecured Debt Notes issued under Shelf Registration Statements	Jun. 30, 2013 Unsecured Debt 3.875% notes due 2018	Jun. 30, 2013 Unsecured Debt 4.625% notes due 2021	Jun. 30, 2013 Unsecured Debt Floating rate notes due 2016	Jun. 30, 2013 Unsecured Debt Floating rate notes due 2016 LIBOR	Jun. 30, 2013 Unsecured Debt Notes outstanding under Shelf Registration Statements and bearing a fixed rate of interest	Apr. 30, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Jun. 30, 2013 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 06, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Mar. 22, 2010 Unsecured Debt 8.625% other senior notes due September 15, 2015	Apr. 30, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Jun. 30, 2013 Unsecured Debt 8.750% other senior notes due March 15, 2017	Apr. 06, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Mar. 22, 2010 Unsecured Debt 8.750% other senior notes due March 15, 2017	Jun. 30, 2013 Secured Debt	Dec. 31, 2012 Secured Debt
Debt financings
Aggregate principal amount outstanding	$ 24,395,119,000		$ 11,100,000,000														$ 8,447,295,000	$ 9,504,372,000
Face amount of debt		11,100,000,000		750,000,000	500,000,000	550,000,000
Issuance of debt									1,250,000,000				1,500,000,000
Interest rate on debt (as a percent)				3.88%	4.63%						8.63%	8.63%			8.75%	8.75%
Variable rate basis							3 month LIBOR
Margin added to variable rate basis (as a percent)							1.95%
Interest rate on fixed rate notes, minimum (as a percent)		4.88%						3.88%
Interest rate on fixed rate notes, maximum (as a percent)		8.88%						8.88%
Amount of sinking fund			$ 0							$ 0				$ 0

Debt Financings (Details 5) (USD $) In Millions, unless otherwise specified	1 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2005 Subordinated Debt item	Dec. 31, 2005 Subordinated debt, $400 million tranche item	Dec. 31, 2005 Subordinated debt, $400 million tranche Before call option date of December 21, 2015	Jun. 30, 2013 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche LIBOR Call option date of December 21, 2015 and thereafter	Jun. 30, 2013 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche 10-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Jun. 30, 2013 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2012 Subordinated debt, $400 million tranche 30-year constant maturity treasury Call option date of December 21, 2015 and thereafter	Dec. 31, 2005 Subordinated debt, $600 million tranche item	Jun. 30, 2013 Subordinated debt, $600 million tranche	Dec. 31, 2012 Subordinated debt, $600 million tranche	Dec. 31, 2005 Subordinated debt, $600 million tranche LIBOR	Dec. 31, 2005 Subordinated debt, $600 million tranche 10-year constant maturity treasury	Dec. 31, 2005 Subordinated debt, $600 million tranche 30-year constant maturity treasury	Apr. 02, 2013 Unsecured Debt 2012 Credit Facility	Oct. 09, 2012 Unsecured Debt 2012 Credit Facility item	Jun. 30, 2013 Unsecured Debt 2012 Credit Facility LIBOR	Dec. 31, 2012 Unsecured Debt 2012 Credit Facility LIBOR	Jun. 30, 2013 Unsecured Debt 2012 Credit Facility Base rate	Dec. 31, 2012 Unsecured Debt 2012 Credit Facility Base rate
Debt financings
Maximum aggregate available amount																$ 2,300	$ 2,300
Term of debt instrument																3 years	3 years
Number of banks providing financing under the credit facility																	10
Variable rate basis				3 month LIBOR	3 month LIBOR	10 year constant maturity treasury	10 year constant maturity treasury	30 year constant maturity treasury	30 year constant maturity treasury				3 month LIBOR	10 year constant maturity treasury	30 year constant maturity treasury			LIBOR		Base Rate	Base Rate
Margin added to variable rate basis (as a percent)				1.80%	1.80%	1.80%	1.80%	1.80%	1.80%				1.55%	1.55%	1.55%			2.00%	2.25%
Number of tranches	2
Amount of debt issued	1,000
Face amount of debt		400								600
Fixed interest rate (as a percent)			6.25%
Interest rate at period end (as a percent)											4.96%	4.54%
Redemption price of debt instrument (as a percent)											100.00%	100.00%
Principal amount of the bonds that must remain outstanding if partial redemption occurs											$ 50	$ 50
Number of contribution agreements	2	1								1

Debt Financings (Details 6) (USD $)	6 Months Ended		12 Months Ended	6 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Secured debt financing	Jun. 30, 2012 Secured debt financing	Jun. 30, 2013 Secured debt financing 2009 Aircraft Financings, Borrowings from third parties	Jun. 30, 2013 Secured debt financing Aircraft financings June 2009	Feb. 29, 2012 Secured debt financing Secured credit facility dated October 13, 2006	Jun. 30, 2012 Secured debt financing Secured credit facility dated October 13, 2006	Mar. 31, 2012 Secured debt financing Secured term loan entered into in 2010	Jun. 30, 2012 Secured debt financing Secured term loan entered into in 2010	Dec. 31, 2012 Secured debt financing Secured term loan entered into in 2010	May 30, 2013 Secured debt financing 2012 term loan, maturing on April 12, 2016	Jun. 30, 2013 Secured debt financing 2012 term loan, maturing on April 12, 2016	Apr. 05, 2013 Secured debt financing 2012 term loan, maturing on June 30, 2017	Jun. 30, 2013 Secured debt financing 2012 term loan, maturing on June 30, 2017
Debt financings
Prepayment of debt						$ 106,000,000	$ 55,400,000		$ 456,900,000	$ 750,000,000	$ 750,000,000	$ 750,000,000		$ 550,000,000	$ 150,000,000	$ 150,000,000
Write off of unamortized deferred financing costs and deferred debt discount	$ 17,695,000	$ 22,934,000	$ 22,934,000	$ 17,700,000	$ 22,900,000			$ 3,200,000		$ 17,700,000			$ 12,300,000

Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security deposits paid by lessees	$ 1,200,997	$ 1,115,213	$ 1,089,771
Deferred overhaul rentals	854,034	754,175	718,472
Rents received in advance and Straight-line rents	449,390	453,837	272,205
Other customer deposits	231,580	201,756	227,189
Total	$ 2,736,001	$ 2,524,981	$ 2,307,637

Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified	Jun. 30, 2013 item	Dec. 31, 2012 item	Jun. 30, 2013 Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney item	Dec. 31, 2012 Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney item	Jul. 19, 2013 Aircraft purchase commitment with Airbus Aircraft A321 Subsequent event Maximum item	Jun. 30, 2013 Other flight equipment purchase agreements AeroTurbine item	Dec. 31, 2012 Other flight equipment purchase agreements AeroTurbine item	Jul. 17, 2013 Aircraft purchase commitment with Embraer S.A Aircraft E-Jets E2 Subsequent event item	Jul. 19, 2013 Aircraft purchase commitments with Boeing, Airbus, Pratt and Whitney and Embraer S.A Subsequent event item
Commitments and contingencies
Number of aircraft committed to purchase			281	229					346
Number of aircraft committed to purchase through sale-leaseback transactions			13	4
Number of used aircraft committed to purchase	3	5				5	1
Number of new spare engines committed to purchase			9	9		3	3
Aggregate estimated total remaining payments or purchase commitments				$ 17,500		$ 77.1	$ 19.4		$ 22,400
Number of aircraft committed to purchase					15			50

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Asset Value Guarantees item	Dec. 31, 2012 Asset Value Guarantees item	Dec. 31, 2011 Asset Value Guarantees item	Dec. 31, 2012 Asset Value Guarantees item	Jun. 30, 2013 Asset Value Guarantees Expected item	Dec. 31, 2013 Asset Value Guarantees Expected item	Jun. 30, 2013 Aircraft Loan Guarantees item	Dec. 31, 2012 Aircraft Loan Guarantees item
Guarantees
Number of guarantee obligations				13	13					1	1
Number of guarantees performed				5			6
Number of aircraft purchased under guarantee performance				2	1
Number of used aircraft to be purchased in 2013, under guarantee performance								3	5
Total reserves related to or carrying balance of the guarantees	$ 35.9	$ 49.3	$ 21.2	$ 31.6	$ 44.6		$ 44.6
Maximum aggregate potential commitment under guarantees				330.6	330.6		330.6			5.8	9
Provisions for losses on asset value guarantees for guarantee obligations				$ 6.6	$ 31.3	$ 13.5
Number of reserves for guarantee obligations				2	3	2

Variable Interest Entities (Details) (Agreement to manage aircraft for servicing fee)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 item
VIEs, not primary beneficiary
Variable interest entities
Number of entities in which the entity has variable interests	1	2
Number of aircraft sold to each entity	18
Consolidated VIEs
Variable interest entities
Number of entities in which the entity has variable interests	2	2

Fair Value Measurements (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements
Derivative assets		$ 54,000				$ 198,000						$ 54,000	$ 198,000
Derivative liabilities	(13,982,000)	(20,933,000)				(31,756,000)				(13,982,000)		(20,933,000)	(31,756,000)
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges		(1,700,000)	(97,100,000)	(75,100,000)	(18,500,000)	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(162,825,000)	(93,552,000)	(192,362,000)	(1,737,508,000)	(1,663,189,000)
Depreciation	(463,255,000)			(478,754,000)						(927,367,000)	(958,404,000)	(1,918,728,000)	(1,864,735,000)	(1,963,175,000)
Recurring basis | Level 2
Fair value measurements
Derivative assets		54,000				198,000						54,000	198,000
Derivative liabilities	(13,982,000)	(20,933,000)				(31,756,000)				(13,982,000)		(20,933,000)	(31,756,000)
Total derivative assets, net	(13,982,000)	(20,879,000)				(31,558,000)				(13,982,000)		(20,879,000)	(31,558,000)
CVA and MVA adjustments	100,000	300,000				6,400,000				100,000		300,000	6,400,000
Recurring basis | Fair Value
Fair value measurements
Derivative assets		54,000				198,000						54,000	198,000
Derivative liabilities	(13,982,000)	(20,933,000)				(31,756,000)				(13,982,000)		(20,933,000)	(31,756,000)
Total derivative assets, net	(13,982,000)	(20,879,000)				(31,558,000)				(13,982,000)		(20,879,000)	(31,558,000)
Non-recurring basis | Level 3 | Impairment charges and fair value adjustments, six months ended June 30, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period										471,668,000
Impairment Charges										(162,825,000)
Reclassifications and Other Adjustments										(5,194,000)
Sales										(20,204,000)
Depreciation										(22,516,000)
Book Value at end of the period	260,929,000									260,929,000
Non-recurring basis | Level 3 | Flight equipment | Impairment charges and fair value adjustments, six months ended June 30, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period										470,168,000
Impairment Charges										(162,476,000)
Reclassifications and Other Adjustments										(189,765,000)
Sales										(15,612,000)
Depreciation										(22,516,000)
Book Value at end of the period	79,799,000									79,799,000
Non-recurring basis | Level 3 | Flight equipment held for sale | Impairment charges and fair value adjustments, six months ended June 30, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications and Other Adjustments										162,250,000
Book Value at end of the period	162,250,000									162,250,000
Non-recurring basis | Level 3 | Lease receivables and other assets | Impairment charges and fair value adjustments, six months ended June 30, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period										1,500,000
Impairment Charges										(349,000)
Reclassifications and Other Adjustments										15,632,000
Sales										(4,592,000)
Book Value at end of the period	12,191,000									12,191,000
Non-recurring basis | Level 3 | Net investment in finance and sales-type leases | Impairment charges and fair value adjustments, six months ended June 30, 2013
Effect on condensed, consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications and Other Adjustments										6,689,000
Book Value at end of the period	$ 6,689,000									$ 6,689,000

Fair Value Measurements (Details 2) (Flight Equipment, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Estimated useful life over which aircraft will be leased based on general assumption	25 years	25 years
Non-recurring basis | Level 3
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Fair Value	228,000	161,000
Non-recurring basis | Level 3 | Low end of range | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)		8.00%
Remaining Holding Period	0 years	0 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0.00%	0.00%
Non-recurring basis | Level 3 | High end of range | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)		14.50%
Remaining Holding Period	9 years	9 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	100.00%	100.00%
Non-recurring basis | Level 3 | Weighted Average | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	8.00%	10.50%
Remaining Holding Period	1 year	2 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	23.00%	33.00%

Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 contract	Dec. 31, 2012 contract	Dec. 31, 2011
Notional and fair values of derivatives outstanding
Master netting agreements, number of contracts in default to allow for netting of derivative assets and liabilities	1	1
Asset Derivatives, Fair Value		$ 54	$ 198
Liability Derivatives, Fair Value	(13,982)	(20,933)	(31,756)
Interest rate cap agreements | Unrelated counterparty
Notional and fair values of derivatives outstanding
Number of derivative agreements (in contracts)	2	2
Derivatives designated as hedging instruments | Interest rate swap agreements
Notional and fair values of derivatives outstanding
Liability Derivatives, Notional Value	263,727	336,125	480,912
Liability Derivatives, Fair Value	(13,982)	(20,933)	(31,756)
Derivatives not designated as hedging instruments | Interest rate cap agreements
Notional and fair values of derivatives outstanding
Asset Derivatives, Notional Value		65,985	77,946
Asset Derivatives, Fair Value		$ 54	$ 198

Derivative Financial Instruments (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in hedges recorded in OCI related to derivative instruments
Combined CVA and MVA					$ (6,100,000)	$ 7,000,000	$ 23,300,000
Income tax effect	(1,221,000)	(1,614,000)	(2,464,000)	(1,312,000)	(3,588,000)	(21,384,000)	(42,542,000)
Net changes in cash flow hedges, net of taxes	2,238,000	2,952,000	4,516,000	2,693,000	6,832,000	39,713,000	79,006,000
Estimated period for the approximate transfer of the pre-tax balance in AOCI into earnings			12 months		12 months
Amortization of the pre-tax balance in AOCI into earnings under cash flow hedge accounting			(10,300,000)		(13,000,000)
Effect of derivatives recorded in the Condensed, Consolidated Statements of Income
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)					(82,000)	897,000	(26,944,000)
Reconciliation to Condensed Consolidated Statements of Income:
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	(297,000)	(216,000)	(534,000)	(416,000)	(654,000)	(9,808,000)	(47,787,000)
Interest rate swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives	3,176,000	4,283,000	6,415,000	3,440,000	9,290,000	23,059,000	3,949,000
Combined CVA and MVA	(14,000)	44,000	(249,000)	(4,918,000)
Effective portion of the unrealized gain or (loss) on derivative position recorded in OCI	(31,000)	(314,000)	(288,000)	(6,238,000)	(8,422,000)	(2,166,000)	(27,733,000)
Amounts reclassified from AOCI	3,207,000	4,597,000	6,703,000	9,678,000	17,712,000	25,225,000	31,682,000
Effect of derivatives recorded in the Condensed, Consolidated Statements of Income
Derivatives Designated as Cash Flow Hedges, Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)	(14,000)	(22,000)	(30,000)	(45,000)	(82,000)	(111,000)	(156,000)
Interest rate cap agreements
Effect of derivatives recorded in the Condensed, Consolidated Statements of Income
Derivatives Not Designated as a Hedge, Amount of Gain or (Loss) Recognized in Income on Derivatives		89,000	61,000	194,000	558,000	(1,394,000)	(2,062,000)
De-designated hedges
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI	283,000	283,000	565,000	565,000	1,130,000	2,809,000	3,372,000
Reconciliation to Condensed Consolidated Statements of Income:
Reclassifications from AOCI to income	$ (283,000)	$ (283,000)	$ (565,000)	$ (565,000)	$ (1,130,000)	$ (2,809,000)	$ (3,372,000)

Fair Value Disclosures of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying amounts and fair values of financial instruments
Restricted cash	$ 435,913	$ 695,388	$ 414,807
Carrying Amount of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,135,179	3,722,975	2,389,816
Notes receivable	19,105	23,181	9,489
Debt financing (including subordinated debt)	(23,293,948)	(24,342,787)	(24,384,272)
Derivative assets		54	198
Derivative liabilities	(13,982)	(20,933)	(31,756)
Guarantees	(35,861)	(49,268)	(21,164)
Estimated Fair Value, Level 1
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	285,057	605,410	1,565,480
Debt financing (including subordinated debt)	(19,941,691)	(18,822,645)	(18,382,511)
Estimated Fair Value, Level 2
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,850,122	3,117,565	824,336
Notes receivable	21,002	23,175	8,713
Debt financing (including subordinated debt)	(4,413,313)	(7,160,408)	(5,845,534)
Derivative assets		54	198
Derivative liabilities	(13,982)	(20,933)	(31,756)
Restricted cash	435,900	695,400	414,800
Estimated Fair Value, Level 3
Carrying amounts and fair values of financial instruments
Guarantees	(38,698)	(51,947)	(34,103)
Estimated Fair Value, Total
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	3,135,179	3,722,975	2,389,816
Notes receivable	21,002	23,175	8,713
Debt financing (including subordinated debt)	(24,355,004)	(25,983,053)	(24,228,045)
Derivative assets		54	198
Derivative liabilities	(13,982)	(20,933)	(31,756)
Guarantees	$ (38,698)	$ (51,947)	$ (34,103)

Accumulated Other Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	$ (10,029)	$ (19,901)	$ (12,491)	$ (19,637)	$ (19,637)
Other comprehensive (loss) income before reclassifications	2,995	4,252	6,502	3,378
Amounts reclassified from AOCI	297	305	595	610
Income tax effect	(1,162)	(1,611)	(2,505)	(1,307)
Total other comprehensive income	2,130	2,946	4,592	2,681	7,146	39,307	79,262
Balance at the end of the period	(7,899)	(16,955)	(7,899)	(16,955)	(12,491)	(19,637)
Gains and losses on cash flow hedges
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	(10,653)	(20,022)	(12,931)	(19,763)	(19,763)
Other comprehensive (loss) income before reclassifications	3,162	4,261	6,385	3,395
Amounts reclassified from AOCI	297	305	595	610
Income tax effect	(1,221)	(1,614)	(2,464)	(1,312)
Total other comprehensive income	2,238	2,952	4,516	2,693
Balance at the end of the period	(8,415)	(17,070)	(8,415)	(17,070)
Unrealized gains and losses on available-for-sale securities
Other comprehensive income reclassification adjustments
Balance at the beginning of the period	624	121	440	127	127
Other comprehensive (loss) income before reclassifications	(167)	(9)	117	(17)
Income tax effect	59	3	(41)	5
Total other comprehensive income	(108)	(6)	76	(12)
Balance at the end of the period	$ 516	$ 115	$ 516	$ 115

Accumulated Other Comprehensive (Loss) Income (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive (loss) income
Other expenses	$ (297)	$ (4,716)	$ (7,665)	$ (9,416)	$ (51,270)	$ (89,732)	$ (157,003)
Total reclassifications	(1,055,834)	(1,040,410)	(2,053,197)	(2,039,741)	(4,133,149)	(5,560,642)	(5,563,516)
Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Total reclassifications	(297)	(305)	(595)	(610)
Cash flow hedges | Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Other expenses	(297)	(305)	(595)	(610)
Cash flow hedges | Reclassification of amounts de-designated as hedges recorded in AOCI | Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Other expenses	(283)	(283)	(565)	(565)
Cash flow hedges | Interest rate swap agreements | Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Other expenses	$ (14)	$ (22)	$ (30)	$ (45)

Subsequent Events (Details) (Subsequent Events, Aircraft orders)	0 Months Ended
	Jul. 17, 2013 Aircraft E-Jets E2 Aircraft purchase commitment with Embraer S.A item	Jul. 17, 2013 Aircraft E190-E2 Aircraft purchase commitment with Embraer S.A item	Jul. 17, 2013 Aircraft E195-E2 Aircraft purchase commitment with Embraer S.A item	Jul. 19, 2013 Aircraft A321 Aircraft purchase commitment with Airbus Maximum item
Subsequent events
Number of aircraft committed to purchase	50	25	25	15
Options to acquire additional number of aircraft	50